UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

                                     Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

                                 Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 313-1341

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2013

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds

About Your Annual Report	This annual report includes detailed information about the Access Capital Community Investment Fund (the” Fund”) including financial statements, performance, and a complete list of holdings.
	The Fund compares its performance against the Barclays U.S. Securitized Index and the Barclays U.S. Aggregate Bond Index which are widely used market indices.

We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Letter from the CIO	1
	Portfolio Managers	3
	Performance Summary	4
	Management Discussion and Analysis	5
	Schedule of Portfolio Investments	8
	Financial Statements
	- Statement of Assets and Liabilities	29
	- Statement of Operations	31
	- Statements of Changes in Net Assets	32
	- Statement of Cash Flows	33
	Financial Highlights	34
	Notes to Financial Statements	36
	Report of Independent Registered Public Accounting Firm	48
	Other Federal Income Tax Information	49
	Management	50
	Share Class Information	53
	Supplemental Information	54
	Approval of Investment Advisory Agreement	55

LETTER FROM THE CIO

Dear Shareholder:

The Access Capital Community Investment Fund (the “Fund”) celebrated its fifteenth year of providing double bottom line returns in a volatile and uncertain environment. The market reaction to the U.S. Federal Reserve Bank’s (FRB) announcement in May of 2013 that it planned to taper its program of purchasing treasury bonds and mortgage-backed securities (MBS)
triggered a rapid drop in the price of these securities through the beginning of September and a corresponding rise in long term interest rates.

Some of the rise in interest rates fell off in mid September when the FRB failed to begin its tapering due to uncertainty about the strength of the economy, tightening financial conditions, and fiscal policy issues. Nevertheless, the end result was negative returns in the investment grade sector for the one year period ending on September 30, 2013 as well as a one year negative return in the Fund for the first time in its fifteen year history.

The Fund invests primarily in customized U.S. agency guaranteed mortgage-backed securities (MBS) targeted to low-and moderate-income homebuyers as well as a variety of government-backed loans and municipal securities supporting affordable rental housing, small businesses and other entities serving the needs of low and moderate income communities. In addition to increasing capital flows into underserved communities, over time the Fund’s investment process has provided investors with a competitive rate of return in a wide variety of market conditions.

For the fiscal year ended September 30, 2013, the Fund had a net total return of -1.69% (Class I shares) compared to a return of -1.07% for the Barclays Capital U.S. Securitized Index, an unmanaged index that tracks the performance of mortgage-backed securities issued by Ginnie Mae, Fannie Mae and Freddie Mac as well as investment grade bonds and asset-backed securities.
The broader investment grade Barclays Capital U.S. Aggregate Bond Index had a -1.68% return. The Fund’s slight overweight to government/agency multifamily MBS offset its traditional outperformance in agency residential MBS.

The Access Capital Community Investment Fund continues to have a positive impact in underserved communities by filling capital gaps in housing, healthcare and small business development. As previously mentioned, the Fund concluded its fifteenth year of providing returns to shareholders that include both an economic and a social benefit (“double bottom line returns”). The
Fund’s investments have promoted home ownership, affordable rental housing, education, community health centers and small businesses. As of September 30, 2013, Fund shareholders called for community investments in 48 states and the District of
Columbia. Since inception, the Fund has purchased 12,597 mortgages for low- and moderate-income individuals, 24,624 units of affordable rental housing, 4,454 nursing home facility beds, 374 loans for small business development and 78 community development projects.

As the fixed income market waits for the FRB to slow its bond purchases and casts a wary eye toward the political impasse over the debt ceiling, we expect volatility to persist in the months ahead. We will continue to manage our fixed income strategies with a focus on safety of principal and liquidity, which are

1

LETTER FROM THE CIO

increasingly important during periods of market uncertainty. In the interim, we expect the Fund to maintain its yield advantage while being short the duration of the benchmark.

Most of all, we remain dedicated to our goal of preserving shareholder assets while striving to deliver the double bottom line results our investors expect––competitive income and meaningful social impact for underserved communities. Thank you for your continued confidence and trust in the Access Capital Community Investment Fund.

Sincerely,

Michael Lee, CFA

CEO, President and Chief Investment Officer

RBC Global Asset Management (U.S.) Inc.

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings. The information provided herein represents the opinions of the Fund Managers and is not intended to be a forecast of future results, nor investment advice.

Investment in the Fund involves risks including, but not limited to: the effects of leveraging the Fund’s portfolio; concentration in the affordable housing market and related mortgage backed securities; competition for investments; interest rate risk; and use of derivatives.

Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. In general, the risk of price fluctuation increases with the length of the bond’s maturity.

2

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the Access Capital Community Investment Fund. RBC GAM (US) employs a team approach to the management of the Access Capital Community Investment Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for its community investment strategy, including the Access Capital Community Investment Fund, and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the rates research team in RBC GAM (US)’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM (US) in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset- backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

Scott Kirby

3

PERFORMANCE SUMMARY

Average Annual Total Returns as of September 30, 2013
Access Capital Community Investment Fund
	1 Year	3 Year	5 Year	10 Year	Since Inception	Expense Ratio*
Class A (a)
- Including Maximum Sales Charge of 3.75%	(5.59)%	0.81%	3.33%	3.52%	4.23%
- At Net Asset Value	(1.92)%	2.09%	4.13%	3.92%	4.49%	0.99%
Class I (b)
- At Net Asset Value	(1.69)%	2.35%	4.34%	4.10%	4.77%	0.74%

Barclays U. S. Securitized Index (c)	(1.07)%	2.81%	4.95%	4.67%	5.43%
Barclays U. S. Aggregate Bond Index (c)	(1.68)%	2.86%	5.41%	4.59%	5.46%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Barclays U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Barclays U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

(a) The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b) Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c) You cannot invest directly into the index.
* The Fund’s expenses reflect the most recent year end (September 30, 2013).

4

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
Access Capital Community Investment Fund

Invests in geographically specific debt securities located in portions of the United States designated by Fund Shareholders. The Fund invests primarily in debt instruments supporting the affordable housing and economic development serving low- and moderate- income individuals and communities. Investment securities include government-guaranteed loans, asset-backed securities, particularly mortgage-backed securities, small business loans, and taxable municipal securities.

Investment Strategy
For the twelve-month period ending September 30, 2013, the Fund had a total return of -1.69% (Class I). That compares to a total return of -1.07% for the Barclays Capital U.S. Securitized Index.	Performance

—      Modest short duration positioning was beneficial as interest rates moved higher during the period.

—      Coupon stack positioning benefited the Fund as higher coupon single family mortgage pools outperformed lower coupon pools while interest rates moved higher during the period.

Factors That Made Positive Contributions

—      Specified pool market price adjustments to a higher yield environment detracted from the Fund’s relative performance returns.

—      Significant spread widening in agency collateralized mortgage-backed securities during the period, especially in GNMA project loans, also detracted from the Fund’s performance.

Factors That Detracted from Relative Returns

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

Please refer to the Schedule of Portfolio Investments in this report for a complete list of Fund holdings.

5

	MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
	Access Capital Community Investment Fund
Investment Objective	Current income and capital appreciation
Benchmark	Barclays U.S. Securitized Index Barclays U.S. Aggregate Bond Index

Asset Allocation (as of 9/30/13) (% of fund’s investments)
Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)	Fannie Mae Pool #AK2386, 3.50%, 2/1/42	2.63%	Massachusetts Housing Finance Agency Revenue, Series B,	1.36%
	Small Business Administration, 1.45%, 3/25/36	2.54%	6.53%, 12/1/27 Ginnie Mae, Series 2012-114,	1.30%
	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 1/31/35	1.88%	Class A, 2.10%, 1/16/53 Fannie Mae Pool #AK6715, 3.50%, 3/1/42	1.24%
	Fannie Mae Pool #465537, 4.20%, 7/1/20	1.57%	Fannie Mae Pool #466934, 4.10%, 1/1/21	1.23%
	Ginnie Mae Series 2012-58, Class B, 2.20%, 3/16/44	1.45%	Ginnie Mae Pool #AC9541, 2.12%, 2/15/48	1.13%

	*A listing of all portfolio holdings can be found beginning on page 8.

6

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

Access Capital Community Investment Fund

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

Growth of $10,000 Initial Investment Over 10 years

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

September 30, 2013

Principal Amount		Value
Municipal Bonds — 3.63%
California — 0.20%
$ 120,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$125,650

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	942,552

		1,068,202

Delaware — 1.00%
545,000	Delaware State Housing Authority Revenue, 4.65%, 7/1/26, (Credit Support: AMBAC), Callable 7/1/15 @ 100	546,412

155,000	Delaware State Housing Authority Revenue, 4.55%, 7/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	155,493

150,000	Delaware State Housing Authority Revenue, 4.55%, 1/1/16, (Credit Support: AGM), Callable 1/1/15 @ 100	150,477

60,000	Delaware State Housing Authority Revenue, 4.50%, 7/1/15, (Credit Support: AGM), Callable 1/1/15 @ 100	60,198

735,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	738,168

720,000	Delaware State Housing Authority Revenue, Series 2, 0.95%, 1/1/14, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	720,562

1,095,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	1,100,355

945,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	949,621

795,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	803,944

		5,225,230

Massachusetts — 1.36%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,051,279

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
Mississippi — 0.02%
$ 100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	$89,885

New York — 0.83%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	746,505

750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	744,638

500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	496,120

665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	694,732

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	703,465

1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	950,010

		4,335,470

Texas — 0.22%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae), Callable 6/1/21 @ 102(a)	1,122,161

Total Municipal Bonds (Cost $18,549,231)		18,892,227

U.S. Government Agency Backed Mortgages — 107.51%
Fannie Mae — 66.64%
5,125,000	(TBA), 3.79%, 10/1/23(b)	5,330,749
1,223,159	(TBA), 4.00%, 10/1/42(b)	1,287,952
12,475	Pool #253214, 7.00%, 1/1/15	12,868
49,697	Pool #257612, 5.00%, 5/1/38	54,222
372,546	Pool #257613, 5.50%, 6/1/38	406,105
174,316	Pool #257631, 6.00%, 7/1/38	192,947
130,072	Pool #257632, 5.50%, 7/1/38	142,804
185,300	Pool #257649, 5.50%, 7/1/38	201,875
79,046	Pool #257656, 6.00%, 8/1/38	87,232
204,607	Pool #257663, 5.50%, 8/1/38	222,910
385,415	Pool #257857, 6.00%, 12/1/37	423,074

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 67,653	Pool #257869, 5.50%, 12/1/37	$74,065
238,775	Pool #257890, 5.50%, 2/1/38	260,097
127,129	Pool #257892, 5.50%, 2/1/38	138,580
50,723	Pool #257897, 5.50%, 2/1/38	55,530
107,528	Pool #257898, 6.00%, 2/1/38	119,440
53,020	Pool #257902, 6.00%, 2/1/38	58,899
141,467	Pool #257903, 5.50%, 2/1/38	153,945
112,576	Pool #257904, 6.00%, 2/1/38	124,218
84,604	Pool #257913, 5.50%, 1/1/38	92,331
75,720	Pool #257926, 5.50%, 3/1/38	82,896
59,129	Pool #257942, 5.50%, 4/1/38	64,732
101,005	Pool #257943, 6.00%, 4/1/38	111,825
81,355	Pool #257995, 6.00%, 7/1/38	90,066
68,905	Pool #258022, 5.50%, 5/1/34	75,348
92,650	Pool #258027, 5.00%, 5/1/34	100,738
108,788	Pool #258030, 5.00%, 5/1/34	118,286
153,775	Pool #258070, 5.00%, 6/1/34	168,162
86,966	Pool #258090, 5.00%, 6/1/34	94,613
46,343	Pool #258121, 5.50%, 6/1/34	50,677
153,170	Pool #258152, 5.50%, 8/1/34	167,302
214,924	Pool #258157, 5.00%, 8/1/34	233,554
180,866	Pool #258163, 5.50%, 8/1/34	197,582
129,140	Pool #258166, 5.50%, 9/1/34	141,055
80,880	Pool #258171, 5.50%, 10/1/34	88,342
164,162	Pool #258173, 5.50%, 10/1/34	179,308
150,843	Pool #258180, 5.00%, 10/1/34	163,918
78,016	Pool #258187, 5.50%, 11/1/34	85,214
406,262	Pool #258188, 5.50%, 11/1/34	444,127
44,912	Pool #258222, 5.00%, 11/1/34	48,875
121,246	Pool #258224, 5.50%, 12/1/34	132,433
134,070	Pool #258225, 5.50%, 11/1/34	146,440
281,972	Pool #258238, 5.00%, 1/1/35	306,237
103,375	Pool #258251, 5.50%, 1/1/35	112,945
122,004	Pool #258258, 5.00%, 1/1/35	132,503
244,888	Pool #258305, 5.00%, 3/1/35	265,962
105,877	Pool #258336, 5.00%, 4/1/35	115,187
70,234	Pool #258340, 5.00%, 3/1/35	76,410
117,201	Pool #258388, 5.50%, 6/1/35	127,905
215,900	Pool #258393, 5.00%, 5/1/35	234,681
71,878	Pool #258394, 5.00%, 5/1/35	78,176
271,233	Pool #258395, 5.50%, 6/1/35	296,004
71,313	Pool #258402, 5.00%, 6/1/35	77,561
69,317	Pool #258403, 5.00%, 6/1/35	75,390
93,301	Pool #258404, 5.00%, 6/1/35	101,417
88,431	Pool #258409, 5.00%, 5/1/35	96,593
53,959	Pool #258410, 5.00%, 4/1/35	58,704
56,934	Pool #258411, 5.50%, 5/1/35	62,258
132,715	Pool #258448, 5.00%, 8/1/35	144,053

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$223,081	Pool #258450, 5.50%, 8/1/35	$243,455
103,499	Pool #258456, 5.00%, 8/1/35	112,341
247,817	Pool #258460, 5.00%, 8/1/35	268,988
83,189	Pool #258479, 5.50%, 7/1/35	90,838
93,273	Pool #258552, 5.00%, 11/1/35	101,824
106,720	Pool #258569, 5.00%, 10/1/35	115,771
621,827	Pool #258571, 5.50%, 11/1/35	678,617
99,742	Pool #258600, 6.00%, 1/1/36	109,691
610,203	Pool #258627, 5.50%, 2/1/36	665,359
115,132	Pool #258634, 5.50%, 2/1/36	125,557
270,339	Pool #258644, 5.50%, 2/1/36	294,944
239,623	Pool #258658, 5.50%, 3/1/36	261,208
60,344	Pool #258721, 5.50%, 4/1/36	65,968
61,192	Pool #258737, 5.50%, 12/1/35	66,896
84,636	Pool #258763, 6.00%, 5/1/36	93,378
49,796	Pool #259004, 8.00%, 2/1/30	60,658
33,762	Pool #259011, 8.00%, 3/1/30	41,065
57,088	Pool #259030, 8.00%, 4/1/30	68,996
53,113	Pool #259181, 6.50%, 3/1/31	59,542
19,921	Pool #259187, 6.50%, 4/1/31	22,067
83,650	Pool #259190, 6.50%, 4/1/31	93,873
81,145	Pool #259201, 6.50%, 4/1/31	91,077
41,159	Pool #259306, 6.50%, 9/1/31	46,151
202,793	Pool #259316, 6.50%, 11/1/31	227,646
62,817	Pool #259369, 6.00%, 1/1/32	69,336
36,611	Pool #259378, 6.00%, 12/1/31	40,585
103,674	Pool #259393, 6.00%, 1/1/32	114,699
49,324	Pool #259398, 6.50%, 2/1/32	55,392
50,360	Pool #259590, 5.50%, 11/1/32	55,122
208,661	Pool #259611, 5.50%, 11/1/32	228,252
112,646	Pool #259614, 6.00%, 11/1/32	124,246
84,789	Pool #259634, 5.50%, 12/1/32	92,660
69,459	Pool #259655, 5.50%, 2/1/33	76,039
161,509	Pool #259659, 5.50%, 2/1/33	176,815
38,559	Pool #259671, 5.50%, 2/1/33	42,213
94,663	Pool #259686, 5.50%, 3/1/33	103,621
46,121	Pool #259722, 5.00%, 5/1/33	50,211
57,619	Pool #259724, 5.00%, 5/1/33	62,692
149,438	Pool #259725, 5.00%, 5/1/33	162,647
72,486	Pool #259726, 5.00%, 5/1/33	78,868
124,278	Pool #259729, 5.00%, 6/1/33	135,210
68,925	Pool #259734, 5.50%, 5/1/33	75,114
53,199	Pool #259753, 5.00%, 7/1/33	57,644
174,379	Pool #259761, 5.00%, 6/1/33	189,742
145,674	Pool #259764, 5.00%, 7/1/33	158,663
140,331	Pool #259777, 5.00%, 7/1/33	152,721
96,171	Pool #259781, 5.00%, 7/1/33	104,626
58,605	Pool #259789, 5.00%, 7/1/33	63,763

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 107,558	Pool #259807, 5.00%, 8/1/33	$117,027
150,896	Pool #259816, 5.00%, 8/1/33	164,248
32,512	Pool #259819, 5.00%, 8/1/33	35,375
140,569	Pool #259830, 5.00%, 8/1/33	152,947
39,749	Pool #259848, 5.00%, 9/1/33	43,248
83,636	Pool #259867, 5.50%, 10/1/33	91,431
132,768	Pool #259869, 5.50%, 10/1/33	145,018
132,162	Pool #259875, 5.50%, 10/1/33	144,356
80,545	Pool #259876, 5.50%, 10/1/33	87,976
46,588	Pool #259879, 5.50%, 10/1/33	50,930
144,089	Pool #259906, 5.50%, 11/1/33	157,578
59,007	Pool #259928, 5.50%, 12/1/33	64,507
212,714	Pool #259930, 5.00%, 11/1/33	231,351
7,760	Pool #259939, 5.50%, 11/1/33	8,483
44,267	Pool #259961, 5.50%, 3/1/34	48,406
122,592	Pool #259976, 5.00%, 3/1/34	134,061
44,571	Pool #259998, 5.00%, 3/1/34	48,518
546,654	Pool #381985, 7.97%, 9/1/17	572,210
2,516,586	Pool #386602, 4.66%, 10/1/13	2,515,495
2,528,158	Pool #386641, 5.80%, 12/1/33	2,773,343
668,625	Pool #386674, 5.51%, 11/1/21	718,756
868,902	Pool #387472, 4.89%, 6/1/15	905,061
618,616	Pool #462834, 4.70%, 2/1/17(b)	673,096
7,405,014	Pool #465537, 4.20%, 7/1/20	8,141,752
727,648	Pool #465946, 3.61%, 9/1/20	777,565
5,855,645	Pool #466934, 4.10%, 1/1/21	6,391,114
3,372,624	Pool #467882, 4.24%, 6/1/21	3,684,829
2,427,746	Pool #468104, 3.93%, 5/1/18	2,650,086
469,662	Pool #470439, 2.91%, 5/1/22	467,317
3,424,957	Pool #470561, 2.94%, 2/1/22	3,425,112
4,030,569	Pool #471320, 2.96%, 5/1/22	4,025,061
3,601,440	Pool #471948, 2.86%, 7/1/22	3,561,977
232,710	Pool #557295, 7.00%, 12/1/29	268,172
32,886	Pool #575886, 7.50%, 1/1/31	38,833
86,485	Pool #576445, 6.00%, 1/1/31	95,564
187,050	Pool #579402, 6.50%, 4/1/31	209,668
162,105	Pool #583728, 6.50%, 6/1/31	181,838
81,285	Pool #585148, 6.50%, 7/1/31	91,241
40,877	Pool #590931, 6.50%, 7/1/31	45,869
74,501	Pool #590932, 6.50%, 7/1/31	83,552
187,836	Pool #601865, 6.50%, 4/1/31	209,392
145,268	Pool #601868, 6.00%, 7/1/29	160,669
128,707	Pool #607611, 6.50%, 11/1/31	144,279
225,901	Pool #634271, 6.50%, 5/1/32	253,690
74,055	Pool #640146, 5.00%, 12/1/17	77,905
145,834	Pool #644232, 6.50%, 6/1/32	163,813
30,540	Pool #644432, 6.50%, 7/1/32	34,260
49,631	Pool #644437, 6.50%, 6/1/32	55,748

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 112,614	Pool #657250, 6.00%, 10/1/32	$124,646
3,294,690	Pool #663159, 5.00%, 7/1/32	3,571,863
183,431	Pool #670278, 5.50%, 11/1/32	201,065
52,842	Pool #676702, 5.50%, 11/1/32	57,885
60,478	Pool #677591, 5.50%, 12/1/32	66,209
608,797	Pool #681883, 6.00%, 3/1/33	671,952
94,743	Pool #683087, 5.00%, 1/1/18	100,344
76,681	Pool #684644, 4.50%, 6/1/18	81,512
302,665	Pool #686542, 5.50%, 3/1/33	329,361
443,648	Pool #695961, 5.50%, 1/1/33	486,159
148,925	Pool #695962, 6.00%, 11/1/32	164,772
358,625	Pool #696407, 5.50%, 4/1/33	392,382
762,529	Pool #702478, 5.50%, 6/1/33	834,526
237,764	Pool #702479, 5.00%, 6/1/33	258,788
183,453	Pool #703210, 5.50%, 9/1/32	200,059
363,526	Pool #720025, 5.00%, 8/1/33	395,575
521,265	Pool #723066, 5.00%, 4/1/33	566,301
386,029	Pool #723067, 5.50%, 5/1/33	422,041
265,924	Pool #723068, 4.50%, 5/1/33	286,019
394,974	Pool #723070, 4.50%, 5/1/33	425,048
246,738	Pool #723328, 5.00%, 9/1/33	268,356
443,010	Pool #727311, 4.50%, 9/1/33	475,007
1,228,451	Pool #727312, 5.00%, 9/1/33	1,336,085
257,515	Pool #727315, 6.00%, 10/1/33	283,757
316,277	Pool #738589, 5.00%, 9/1/33	343,988
191,015	Pool #738683, 5.00%, 9/1/33	207,752
355,799	Pool #739269, 5.00%, 9/1/33	387,281
188,767	Pool #743595, 5.50%, 10/1/33	206,184
198,802	Pool #748041, 4.50%, 10/1/33	213,161
265,164	Pool #749891, 5.00%, 9/1/33	288,770
303,666	Pool #749897, 4.50%, 9/1/33	326,802
158,821	Pool #750984, 5.00%, 12/1/18	169,481
213,700	Pool #751008, 5.00%, 12/1/18	227,491
294,660	Pool #753533, 5.00%, 11/1/33	320,477
103,673	Pool #755679, 6.00%, 1/1/34	114,489
119,090	Pool #755745, 5.00%, 1/1/34	130,418
175,908	Pool #755746, 5.50%, 12/1/33	192,303
47,509	Pool #763551, 5.50%, 3/1/34	51,952
338,126	Pool #763820, 5.50%, 1/1/34	369,323
114,343	Pool #763824, 5.00%, 3/1/34	124,361
159,176	Pool #765216, 5.00%, 1/1/19	169,860
37,298	Pool #765217, 4.50%, 1/1/19	39,648
87,959	Pool #765306, 5.00%, 2/1/19	93,444
72,353	Pool #773084, 4.50%, 3/1/19	76,912
18,514	Pool #773096, 4.50%, 3/1/19	19,681
190,915	Pool #773175, 5.00%, 5/1/34	207,583
288,011	Pool #773476, 5.50%, 7/1/19	307,080
92,225	Pool #773547, 5.00%, 5/1/34	100,277

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 272,341	Pool #773553, 5.00%, 4/1/34	$296,118
395,048	Pool #773568, 5.50%, 5/1/34	431,497
156,100	Pool #776849, 5.00%, 11/1/34	169,631
179,127	Pool #776850, 5.50%, 11/1/34	195,655
52,904	Pool #776851, 6.00%, 10/1/34	58,581
67,562	Pool #777444, 5.50%, 5/1/34	73,880
2,319,867	Pool #777621, 5.00%, 2/1/34	2,523,127
436,582	Pool #781437, 6.00%, 8/1/34	481,164
213,730	Pool #781741, 6.00%, 9/1/34	235,924
208,729	Pool #781907, 5.00%, 2/1/21	222,990
232,294	Pool #781954, 5.00%, 6/1/34	252,575
226,409	Pool #781959, 5.50%, 6/1/34	247,298
427,071	Pool #781960, 5.50%, 6/1/34	466,475
500,082	Pool #783893, 5.50%, 12/1/34	546,222
388,602	Pool #783929, 5.50%, 10/1/34	424,457
113,979	Pool #788329, 6.50%, 8/1/34	127,720
68,346	Pool #790282, 6.00%, 7/1/34	75,619
184,411	Pool #797623, 5.00%, 7/1/35	200,166
161,564	Pool #797626, 5.50%, 7/1/35	176,319
139,478	Pool #797627, 5.00%, 7/1/35	151,393
131,658	Pool #797674, 5.50%, 9/1/35	143,682
520,562	Pool #798725, 5.50%, 11/1/34	568,592
171,931	Pool #799547, 5.50%, 9/1/34	187,822
120,459	Pool #799548, 6.00%, 9/1/34	133,042
1,654,206	Pool #806754, 4.50%, 9/1/34	1,772,650
376,106	Pool #806757, 6.00%, 9/1/34	414,544
1,680,410	Pool #806761, 5.50%, 9/1/34	1,835,454
83,287	Pool #808185, 5.50%, 3/1/35	90,972
362,781	Pool #808205, 5.00%, 1/1/35	394,001
77,831	Pool #813942, 5.00%, 11/1/20	83,179
658,531	Pool #815009, 5.00%, 4/1/35	715,200
511,680	Pool #817641, 5.00%, 11/1/35	555,393
138,649	Pool #820334, 5.00%, 9/1/35	150,494
594,530	Pool #820335, 5.00%, 9/1/35	645,322
204,557	Pool #820336, 5.00%, 9/1/35	222,351
564,956	Pool #822008, 5.00%, 5/1/35	613,573
977,753	Pool #829005, 5.00%, 8/1/35	1,061,282
207,513	Pool #829006, 5.50%, 9/1/35	226,465
92,805	Pool #829117, 5.50%, 9/1/35	101,339
389,805	Pool #829274, 5.00%, 8/1/35	423,106
479,574	Pool #829275, 5.00%, 8/1/35	520,544
181,225	Pool #829276, 5.00%, 8/1/35	196,707
136,458	Pool #829277, 5.00%, 8/1/35	148,115
109,134	Pool #829356, 5.00%, 9/1/35	119,139
866,435	Pool #829649, 5.50%, 3/1/35	946,378
705,167	Pool #844361, 5.50%, 11/1/35	768,907
287,346	Pool #845245, 5.50%, 11/1/35	313,319
145,720	Pool #866969, 6.00%, 2/1/36	160,612

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 177,790	Pool #867569, 6.00%, 2/1/36	$195,097
185,905	Pool #867574, 5.50%, 2/1/36	202,855
160,255	Pool #868788, 6.00%, 3/1/36	176,769
219,114	Pool #870599, 6.00%, 6/1/36	241,093
169,605	Pool #870684, 6.00%, 7/1/36	186,138
529,968	Pool #871072, 5.50%, 2/1/37	576,713
3,098,935	Pool #874900, 5.45%, 10/1/17	3,511,765
263,498	Pool #882044, 6.00%, 5/1/36	289,213
279,749	Pool #884693, 5.50%, 4/1/36	305,211
1,337,542	Pool #885724, 5.50%, 6/1/36	1,458,026
506,086	Pool #899800, 6.00%, 8/1/37	555,755
158,077	Pool #901412, 6.00%, 8/1/36	173,629
72,797	Pool #905438, 6.00%, 11/1/36	80,654
192,830	Pool #907646, 6.00%, 1/1/37	211,664
86,624	Pool #908671, 6.00%, 1/1/37	95,705
281,280	Pool #908672, 5.50%, 1/1/37	306,090
664,862	Pool #911730, 5.50%, 12/1/21	717,856
193,068	Pool #919368, 5.50%, 4/1/37	210,338
560,069	Pool #922582, 6.00%, 12/1/36	614,755
1,203,542	Pool #934941, 5.00%, 8/1/39	1,305,984
835,722	Pool #934942, 5.00%, 9/1/39	905,550
448,169	Pool #941204, 5.50%, 6/1/37	487,699
44,904	Pool #941206, 5.50%, 5/1/37	49,019
113,426	Pool #941487, 6.00%, 8/1/37	124,758
170,472	Pool #943394, 5.50%, 6/1/37	185,722
587,285	Pool #944502, 6.00%, 6/1/37	645,216
136,981	Pool #945853, 6.00%, 7/1/37	150,902
378,608	Pool #948600, 6.00%, 8/1/37	415,779
365,720	Pool #948672, 5.50%, 8/1/37	397,978
568,366	Pool #952598, 6.00%, 7/1/37	625,955
244,027	Pool #952623, 6.00%, 8/1/37	268,874
620,645	Pool #952632, 6.00%, 7/1/37	681,640
285,279	Pool #952659, 6.00%, 8/1/37	313,211
141,335	Pool #952665, 6.00%, 8/1/37	155,350
399,100	Pool #952678, 6.50%, 8/1/37	442,134
114,580	Pool #952693, 6.50%, 8/1/37	126,894
83,214	Pool #956050, 6.00%, 12/1/37	92,061
2,512,363	Pool #957324, 5.43%, 5/1/18	2,852,532
377,232	Pool #958502, 5.07%, 5/1/19	426,386
186,487	Pool #959093, 5.50%, 11/1/37	203,285
216,410	Pool #960919, 5.00%, 2/1/38	234,830
79,229	Pool #965239, 5.84%, 9/1/38	87,150
430,450	Pool #975769, 5.50%, 3/1/38	468,417
142,934	Pool #982656, 5.50%, 6/1/38	155,810
88,744	Pool #982898, 5.00%, 5/1/38	96,491
158,893	Pool #983033, 5.00%, 5/1/38	172,318
158,160	Pool #984842, 5.50%, 6/1/38	172,110
176,528	Pool #986230, 5.00%, 7/1/38	191,939

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 396,109	Pool #986239, 6.00%, 7/1/38	$435,270
429,427	Pool #986957, 5.50%, 7/1/38	467,304
110,638	Pool #986958, 5.50%, 7/1/38	120,604
133,900	Pool #986985, 5.00%, 7/1/23	143,146
183,636	Pool #990510, 5.50%, 8/1/38	200,637
387,247	Pool #990511, 6.00%, 8/1/38	425,078
185,373	Pool #990617, 5.50%, 9/1/38	201,840
408,221	Pool #AA0526, 5.00%, 12/1/38	442,968
681,549	Pool #AA0527, 5.50%, 12/1/38	742,941
409,367	Pool #AA0643, 4.00%, 3/1/39	429,596
449,948	Pool #AA0644, 4.50%, 3/1/39	482,306
725,399	Pool #AA0645, 4.50%, 3/1/39	778,360
168,447	Pool #AA2243, 4.50%, 5/1/39	181,087
707,379	Pool #AA3142, 4.50%, 3/1/39	756,481
120,003	Pool #AA3143, 4.00%, 3/1/39	126,439
751,167	Pool #AA3206, 4.00%, 4/1/39	788,285
573,043	Pool #AA3207, 4.50%, 3/1/39	612,104
300,972	Pool #AA4468, 4.00%, 4/1/39	316,221
992,803	Pool #AA7042, 4.50%, 6/1/39	1,061,718
449,539	Pool #AA7658, 4.00%, 6/1/39	472,314
517,526	Pool #AA7659, 4.50%, 6/1/39	555,309
465,621	Pool #AA7741, 4.50%, 6/1/24	496,560
486,435	Pool #AA8455, 4.50%, 6/1/39	521,948
4,180,480	Pool #AB7798, 3.00%, 1/1/43	4,089,032
4,847,220	Pool #AB9203, 3.00%, 4/1/43	4,741,187
2,204,546	Pool #AB9204, 3.00%, 4/1/43	2,156,322
1,524,604	Pool #AB9497, 3.00%, 5/1/43	1,491,253
1,608,625	Pool #AB9831, 3.00%, 6/1/43	1,573,437
1,439,201	Pool #AC1463, 5.00%, 8/1/39	1,563,500
275,941	Pool #AC1464, 5.00%, 8/1/39	299,428
1,716,809	Pool #AC2109, 4.50%, 7/1/39	1,833,834
305,134	Pool #AC4394, 5.00%, 9/1/39	332,536
940,352	Pool #AC4395, 5.00%, 9/1/39	1,023,331
713,239	Pool #AC5328, 5.00%, 10/1/39	777,292
516,836	Pool #AC5329, 5.00%, 10/1/39	560,828
798,163	Pool #AC6304, 5.00%, 11/1/39	866,100
372,933	Pool #AC6305, 5.00%, 11/1/39	406,424
890,817	Pool #AC6307, 5.00%, 12/1/39	966,641
885,024	Pool #AC6790, 5.00%, 12/1/39	965,056
3,469,025	Pool #AC7199, 5.00%, 12/1/39	3,764,299
1,619,444	Pool #AD1470, 5.00%, 2/1/40	1,757,287
2,491,410	Pool #AD1471, 4.50%, 2/1/40	2,664,349
1,292,526	Pool #AD1560, 5.00%, 3/1/40	1,402,542
2,785,089	Pool #AD1585, 4.50%, 2/1/40	2,978,413
842,273	Pool #AD1586, 5.00%, 1/1/40	913,964
703,002	Pool #AD1638, 4.50%, 2/1/40	751,141
591,032	Pool #AD1640, 4.50%, 3/1/40	632,057
2,357,425	Pool #AD1942, 4.50%, 1/1/40	2,521,063

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 805,937	Pool #AD1943, 5.00%, 1/1/40	$874,537
2,934,452	Pool #AD1988, 4.50%, 2/1/40	3,138,144
430,156	Pool #AD2896, 5.00%, 3/1/40	469,055
1,482,760	Pool #AD4456, 4.50%, 4/1/40	1,585,685
338,104	Pool #AD4457, 4.50%, 4/1/40	361,573
1,376,087	Pool #AD4458, 4.50%, 4/1/40	1,470,317
846,170	Pool #AD4940, 4.50%, 6/1/40	908,740
594,725	Pool #AD4946, 4.50%, 6/1/40	638,703
650,452	Pool #AD5728, 5.00%, 4/1/40	709,272
929,907	Pool #AD7239, 4.50%, 7/1/40	998,669
726,801	Pool #AD7242, 4.50%, 7/1/40	777,251
575,188	Pool #AD7256, 4.50%, 7/1/40	618,260
1,733,758	Pool #AD7271, 4.50%, 7/1/40	1,854,105
970,564	Pool #AD7272, 4.50%, 7/1/40	1,042,333
1,184,059	Pool #AD8960, 5.00%, 6/1/40	1,287,803
1,169,102	Pool #AD9613, 4.50%, 8/1/40	1,249,341
1,761,745	Pool #AD9614, 4.50%, 8/1/40	1,882,659
509,720	Pool #AE2011, 4.00%, 9/1/40	535,386
2,115,295	Pool #AE2012, 4.00%, 9/1/40	2,220,482
1,313,529	Pool #AE2023, 4.00%, 9/1/40	1,378,846
1,405,603	Pool #AE5432, 4.00%, 10/1/40	1,475,498
577,313	Pool #AE5435, 4.50%, 9/1/40	616,936
466,665	Pool #AE5806, 4.50%, 9/1/40	501,172
1,466,042	Pool #AE5861, 4.00%, 10/1/40	1,538,943
592,045	Pool #AE5862, 4.00%, 10/1/40	621,855
1,021,651	Pool #AE5863, 4.00%, 10/1/40	1,073,092
1,067,065	Pool #AE6850, 4.00%, 10/1/40	1,119,793
700,342	Pool #AE6851, 4.00%, 10/1/40	734,949
664,713	Pool #AE7699, 4.00%, 11/1/40	697,559
967,490	Pool #AE7703, 4.00%, 10/1/40	1,015,298
1,839,869	Pool #AE7707, 4.00%, 11/1/40	1,930,785
790,125	Pool #AH0300, 4.00%, 11/1/40	829,169
1,281,439	Pool #AH0301, 3.50%, 11/1/40	1,306,016
606,154	Pool #AH0302, 4.00%, 11/1/40	636,107
795,042	Pool #AH0306, 4.00%, 12/1/40	836,067
1,329,195	Pool #AH0508, 4.00%, 11/1/40	1,394,876
1,694,165	Pool #AH0537, 4.00%, 12/1/40	1,778,675
1,238,713	Pool #AH0914, 4.50%, 11/1/40	1,323,536
1,309,806	Pool #AH0917, 4.00%, 12/1/40	1,374,529
1,158,860	Pool #AH1077, 4.00%, 1/1/41	1,220,470
1,591,919	Pool #AH2973, 4.00%, 12/1/40	1,670,582
1,736,124	Pool #AH2980, 4.00%, 1/1/41	1,821,913
1,383,273	Pool #AH5656, 4.00%, 1/1/41	1,452,274
885,033	Pool #AH5657, 4.00%, 2/1/41	928,766
1,712,903	Pool #AH5658, 4.00%, 2/1/41	1,797,544
926,819	Pool #AH5662, 4.00%, 2/1/41	972,617
1,494,787	Pool #AH5882, 4.00%, 2/1/26	1,588,854
1,231,595	Pool #AH6764, 4.00%, 3/1/41	1,292,453

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 2,871,259	Pool #AH6768, 4.00%, 3/1/41	$3,013,139
945,481	Pool #AH7277, 4.00%, 3/1/41	993,087
1,627,340	Pool #AH7281, 4.00%, 3/1/41	1,709,280
835,677	Pool #AH7526, 4.50%, 3/1/41	896,427
1,939,605	Pool #AH7537, 4.00%, 3/1/41	2,037,267
703,938	Pool #AH7576, 4.00%, 3/1/41	738,723
1,407,207	Pool #AH8878, 4.50%, 4/1/41	1,504,008
940,477	Pool #AH8885, 4.50%, 4/1/41	1,005,172
1,151,426	Pool #AH9050, 3.50%, 2/1/26	1,215,968
625,950	Pool #AI0114, 4.00%, 3/1/41	657,468
1,579,609	Pool #AI1846, 4.50%, 5/1/41	1,688,269
1,225,720	Pool #AI1847, 4.50%, 5/1/41	1,310,036
2,059,404	Pool #AI1848, 4.50%, 5/1/41	2,201,069
1,267,578	Pool #AI1849, 4.50%, 5/1/41	1,357,943
980,062	Pool #AJ0651, 4.00%, 8/1/41	1,028,490
1,211,758	Pool #AJ7667, 3.50%, 12/1/41	1,234,999
1,291,532	Pool #AJ7668, 4.00%, 11/1/41	1,355,352
1,408,256	Pool #AJ9133, 4.00%, 1/1/42	1,478,064
13,416,785	Pool #AK2386, 3.50%, 2/1/42	13,674,114
6,304,943	Pool #AK6715, 3.50%, 3/1/42	6,425,870
2,348,200	Pool #AK6716, 3.50%, 3/1/42	2,393,238
1,155,365	Pool #AK6717, 3.50%, 3/1/42	1,177,525
762,693	Pool #AK6718, 3.50%, 2/1/42	777,321
493,076	Pool #AM0635, 2.55%, 10/1/22	483,878
3,680,000	Pool #AM2935, 3.69%, 9/1/23	3,812,004
962,663	Pool #AO0844, 3.50%, 4/1/42	981,127
1,237,739	Pool #AO2923, 3.50%, 5/1/42	1,261,478
3,758,642	Pool #AO8029, 3.50%, 7/1/42	3,830,732
1,010,314	Pool #AP7483, 3.50%, 9/1/42	1,029,691
1,647,670	Pool #AP9716, 3.00%, 10/1/42	1,611,627
4,495,505	Pool #AQ0517, 3.00%, 11/1/42	4,397,166
1,276,766	Pool #AQ6710, 2.50%, 10/1/27	1,285,793
2,917,737	Pool #AQ7193, 3.50%, 7/1/43	2,973,698
3,209,274	Pool #AR3088, 3.00%, 1/1/43	3,139,071
1,240,814	Pool #AR6712, 3.00%, 1/1/43	1,213,865
1,747,897	Pool #AR6928, 3.00%, 3/1/43	1,709,662
1,003,061	Pool #AR6933, 3.00%, 3/1/43	981,119
2,676,046	Pool #AS0713, 4.00%, 10/1/43	2,808,280
1,580,868	Pool #AT2688, 3.00%, 5/1/43	1,546,287
2,280,760	Pool #AT2689, 3.00%, 5/1/43	2,230,869
1,213,930	Pool #AT2690, 3.00%, 4/1/43	1,187,375
1,037,502	Pool #AT2691, 3.00%, 5/1/43	1,014,806
1,558,888	Pool #AT3963, 2.50%, 3/1/28	1,569,910
1,096,586	Pool #AT7873, 2.50%, 6/1/28	1,104,511
1,189,344	Pool #AT8051, 3.00%, 6/1/43	1,163,327
1,562,815	Pool #AU0971, 3.50%, 8/1/43	1,592,790
1,388,197	Pool #AU2165, 3.50%, 7/1/43	1,414,823
1,256,251	Pool #AU2188, 3.50%, 8/1/43	1,280,346

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$1,080,881	Pool #AU3700, 3.50%, 8/1/43	$1,101,950
1,018,640	Pool #AU4653, 3.50%, 9/1/43	1,038,178
1,939,266	Pool #AU6054, 4.00%, 9/1/43	2,035,093
254,585	Pool #MC0007, 5.50%, 12/1/38	277,517
60,251	Pool #MC0013, 5.50%, 12/1/38	66,357
98,955	Pool #MC0014, 5.50%, 12/1/38	108,302
80,713	Pool #MC0016, 5.50%, 11/1/38	88,336
261,625	Pool #MC0038, 4.50%, 3/1/39	280,970
132,985	Pool #MC0046, 4.00%, 4/1/39	139,598
27,842	Pool #MC0047, 4.50%, 4/1/39	29,922
55,628	Pool #MC0059, 4.00%, 4/1/39	58,612
210,628	Pool #MC0081, 4.00%, 5/1/39	221,430
275,723	Pool #MC0082, 4.50%, 5/1/39	295,853
490,139	Pool #MC0111, 4.00%, 6/1/39	514,819
120,112	Pool #MC0112, 4.50%, 6/1/39	129,125
218,981	Pool #MC0127, 4.50%, 7/1/39	235,208
73,552	Pool #MC0135, 4.50%, 6/1/39	79,048
908,673	Pool #MC0137, 4.50%, 7/1/39	971,748
1,379,356	Pool #MC0154, 4.50%, 8/1/39	1,475,102
101,780	Pool #MC0155, 5.00%, 8/1/39	110,984
511,135	Pool #MC0160, 4.50%, 8/1/39	546,296
1,061,807	Pool #MC0171, 4.50%, 9/1/39	1,135,512
478,534	Pool #MC0177, 4.50%, 9/1/39	513,546
137,795	Pool #MC0270, 4.50%, 3/1/40	147,359
799,561	Pool #MC0325, 4.50%, 7/1/40	856,436
75,109	Pool #MC0422, 4.00%, 2/1/41	79,196
103,089	Pool #MC0426, 4.50%, 1/1/41	110,148
966,471	Pool #MC0584, 4.00%, 1/1/42	1,014,379
508,511	Pool #MC0585, 4.00%, 1/1/42	533,718
824,654	Pool #MC0637, 3.00%, 10/1/42	806,615
72,191	Pool #MC3344, 5.00%, 12/1/38	78,674

		346,408,001

Freddie Mac — 11.28%
97,062	Pool #A10124, 5.00%, 6/1/33	104,867
246,265	Pool #A10548, 5.00%, 6/1/33	266,489
535,533	Pool #A12237, 5.00%, 8/1/33	578,780
401,649	Pool #A12969, 4.50%, 8/1/33	431,693
198,201	Pool #A12985, 5.00%, 8/1/33	214,144
110,450	Pool #A12986, 5.00%, 8/1/33	119,327
46,608	Pool #A14028, 4.50%, 9/1/33	49,898
643,752	Pool #A14325, 5.00%, 9/1/33	696,533
93,102	Pool #A15268, 6.00%, 10/1/33	103,355
664,707	Pool #A15579, 5.50%, 11/1/33	724,479
445,781	Pool #A17393, 5.50%, 12/1/33	485,867
315,449	Pool #A17397, 5.50%, 1/1/34	343,815
342,184	Pool #A18617, 5.50%, 1/1/34	373,274

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 318,208	Pool #A19019, 5.50%, 2/1/34	$346,822
243,393	Pool #A20069, 5.00%, 3/1/34	263,036
794,157	Pool #A20070, 5.50%, 3/1/34	864,824
681,373	Pool #A20540, 5.50%, 4/1/34	742,004
137,232	Pool #A20541, 5.50%, 4/1/34	149,443
138,126	Pool #A21679, 5.50%, 4/1/34	150,418
292,951	Pool #A21681, 5.00%, 4/1/34	316,501
476,236	Pool #A23192, 5.00%, 5/1/34	514,521
1,021,063	Pool #A25310, 5.00%, 6/1/34	1,103,147
310,301	Pool #A25311, 5.00%, 6/1/34	335,246
255,422	Pool #A25600, 5.50%, 8/1/34	278,150
82,832	Pool #A26270, 6.00%, 8/1/34	91,994
48,679	Pool #A26386, 6.00%, 9/1/34	53,968
319,516	Pool #A26395, 6.00%, 9/1/34	354,657
95,406	Pool #A26396, 5.50%, 9/1/34	103,910
583,875	Pool #A28241, 5.50%, 10/1/34	635,284
45,129	Pool #A30055, 5.00%, 11/1/34	49,039
424,390	Pool #A30591, 6.00%, 12/1/34	471,260
491,685	Pool #A31135, 5.50%, 12/1/34	534,669
274,133	Pool #A32976, 5.50%, 8/1/35	297,756
413,659	Pool #A33167, 5.00%, 1/1/35	447,301
867,359	Pool #A34999, 5.50%, 4/1/35	943,185
269,075	Pool #A35628, 5.50%, 6/1/35	292,262
473,758	Pool #A37185, 5.00%, 9/1/35	511,844
591,043	Pool #A38830, 5.00%, 5/1/35	638,557
119,438	Pool #A39561, 5.50%, 11/1/35	129,842
562,860	Pool #A40538, 5.00%, 12/1/35	607,845
325,053	Pool #A42095, 5.50%, 1/1/36	351,540
524,850	Pool #A42097, 5.00%, 1/1/36	566,797
275,698	Pool #A42098, 5.50%, 1/1/36	298,163
112,153	Pool #A42099, 6.00%, 1/1/36	123,333
61,348	Pool #A42802, 5.00%, 2/1/36	66,500
480,398	Pool #A42803, 5.50%, 2/1/36	519,543
268,683	Pool #A42804, 6.00%, 2/1/36	295,373
209,598	Pool #A42805, 6.00%, 2/1/36	230,295
159,745	Pool #A44638, 6.00%, 4/1/36	175,087
264,737	Pool #A44639, 5.50%, 3/1/36	286,309
678,657	Pool #A45396, 5.00%, 6/1/35	733,214
228,662	Pool #A46321, 5.50%, 7/1/35	248,438
95,198	Pool #A46735, 5.00%, 8/1/35	102,970
442,369	Pool #A46746, 5.50%, 8/1/35	480,489
140,090	Pool #A46747, 5.50%, 8/1/35	152,162
202,918	Pool #A46748, 5.50%, 8/1/35	220,404
101,931	Pool #A46996, 5.50%, 9/1/35	110,714
518,170	Pool #A46997, 5.50%, 9/1/35	562,821
687,394	Pool #A47552, 5.00%, 11/1/35	742,332
466,965	Pool #A47553, 5.00%, 11/1/35	504,578
201,012	Pool #A47554, 5.50%, 11/1/35	217,423

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$114,980	Pool #A48788, 5.50%, 5/1/36	$124,367
445,971	Pool #A48789, 6.00%, 5/1/36	487,925
91,968	Pool #A49013, 6.00%, 5/1/36	100,889
331,426	Pool #A49526, 6.00%, 5/1/36	362,644
178,954	Pool #A49843, 6.00%, 6/1/36	196,231
495,926	Pool #A49844, 6.00%, 6/1/36	542,487
32,463	Pool #A49845, 6.50%, 6/1/36	35,618
268,811	Pool #A50128, 6.00%, 6/1/36	294,081
311,756	Pool #A59530, 5.50%, 4/1/37	337,160
310,238	Pool #A59964, 5.50%, 4/1/37	335,905
197,923	Pool #A61754, 5.50%, 5/1/37	214,298
96,624	Pool #A61779, 5.50%, 5/1/37	104,678
279,441	Pool #A61915, 5.50%, 6/1/37	302,211
377,987	Pool #A61916, 6.00%, 6/1/37	411,822
358,184	Pool #A63456, 5.50%, 6/1/37	387,595
576,398	Pool #A64012, 5.50%, 7/1/37	623,366
378,801	Pool #A64015, 6.00%, 7/1/37	412,695
37,060	Pool #A64450, 6.00%, 8/1/37	40,432
92,990	Pool #A65713, 6.00%, 9/1/37	101,811
528,093	Pool #A66061, 5.50%, 8/1/37	571,372
415,628	Pool #A66116, 6.00%, 9/1/37	452,930
483,663	Pool #A66122, 6.00%, 8/1/37	527,027
327,466	Pool #A66133, 6.00%, 6/1/37	357,019
379,332	Pool #A66156, 6.50%, 9/1/37	420,822
235,508	Pool #A67630, 6.00%, 11/1/37	256,663
226,926	Pool #A68766, 6.00%, 10/1/37	247,275
250,733	Pool #A70292, 5.50%, 7/1/37	271,164
113,842	Pool #A73816, 6.00%, 3/1/38	123,953
473,404	Pool #A75113, 5.00%, 3/1/38	510,278
183,668	Pool #A76187, 5.00%, 4/1/38	199,007
464,314	Pool #A78354, 5.50%, 11/1/37	502,148
115,071	Pool #A79561, 5.50%, 7/1/38	124,699
856,607	Pool #A91887, 5.00%, 4/1/40	929,753
326,159	Pool #A92388, 4.50%, 5/1/40	349,079
709,674	Pool #A93962, 4.50%, 9/1/40	759,546
911,901	Pool #A95573, 4.00%, 12/1/40	954,575
823,210	Pool #A96339, 4.00%, 12/1/40	861,733
843,895	Pool #A97099, 4.00%, 1/1/41	884,441
998,911	Pool #A97715, 4.00%, 3/1/41	1,046,906
574,556	Pool #A97716, 4.50%, 3/1/41	614,124
105,926	Pool #B31128, 6.00%, 9/1/31	118,417
44,765	Pool #B31140, 6.50%, 10/1/31	50,248
72,138	Pool #B31150, 6.50%, 11/1/31	81,446
142,997	Pool #B31188, 6.00%, 1/1/32	159,699
26,570	Pool #B31206, 6.00%, 3/1/32	29,700
24,889	Pool #B31292, 6.00%, 9/1/32	27,827
76,797	Pool #B31493, 5.00%, 2/1/34	82,208
45,867	Pool #B31516, 5.00%, 4/1/34	49,103

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 63,572	Pool #B31532, 5.00%, 5/1/34	$68,068
94,898	Pool #B31546, 5.50%, 5/1/34	102,927
176,172	Pool #B31547, 5.50%, 5/1/34	191,094
117,188	Pool #B31550, 5.00%, 6/1/34	125,413
185,600	Pool #B31551, 5.50%, 6/1/34	201,330
67,334	Pool #B31587, 5.00%, 11/1/34	71,991
128,596	Pool #B31588, 5.50%, 11/1/34	139,452
135,168	Pool #B31642, 5.50%, 5/1/35	146,478
37,333	Pool #B50443, 5.00%, 11/1/18	39,961
78,687	Pool #B50450, 4.50%, 1/1/19	84,058
65,366	Pool #B50451, 5.00%, 1/1/19	69,914
10,987	Pool #B50470, 4.50%, 4/1/19	11,735
128,516	Pool #B50496, 5.50%, 9/1/19	139,976
172,275	Pool #B50499, 5.00%, 11/1/19	185,027
42,004	Pool #B50500, 5.50%, 10/1/19	45,748
63,344	Pool #B50501, 4.50%, 11/1/19	67,707
54,480	Pool #B50504, 5.50%, 11/1/19	59,378
266,019	Pool #B50506, 5.00%, 11/1/19	288,231
80,161	Pool #C35457, 7.50%, 1/1/30	93,626
46,283	Pool #C37233, 7.50%, 2/1/30	54,665
82,767	Pool #C48137, 7.00%, 1/1/31	96,548
34,762	Pool #C48138, 7.00%, 2/1/31	40,417
302,966	Pool #C51686, 6.50%, 5/1/31	341,648
178,881	Pool #C53210, 6.50%, 6/1/31	201,813
60,639	Pool #C53914, 6.50%, 6/1/31	68,440
95,654	Pool #C60020, 6.50%, 11/1/31	108,004
61,828	Pool #C60804, 6.00%, 11/1/31	68,540
61,957	Pool #C65616, 6.50%, 3/1/32	69,895
57,809	Pool #C68324, 6.50%, 6/1/32	65,298
281,690	Pool #C73273, 6.00%, 11/1/32	311,674
189,109	Pool #C73525, 6.00%, 11/1/32	209,735
63,431	Pool #C74672, 5.50%, 11/1/32	69,192
398,503	Pool #C77844, 5.50%, 3/1/33	434,870
154,995	Pool #C77845, 5.50%, 3/1/33	169,212
385,918	Pool #C78252, 5.50%, 3/1/33	420,689
102,320	Pool #C78380, 5.50%, 3/1/33	111,614
81,898	Pool #C79178, 5.50%, 4/1/33	89,409
199,421	Pool #J00980, 5.00%, 1/1/21	212,945
130,131	Pool #J05466, 5.50%, 6/1/22	140,026
1,172,335	Pool #J21142, 2.50%, 11/1/27	1,180,075
1,076,261	Pool #J23532, 2.50%, 5/1/28	1,083,366
500,676	Pool #N31468, 6.00%, 11/1/37	539,387
528,731	Pool #Q00462, 4.00%, 3/1/41	552,978
957,911	Pool #Q00465, 4.50%, 4/1/41	1,020,737
933,596	Pool #Q05867, 3.50%, 12/1/41	948,694
1,025,594	Pool #Q06239, 3.50%, 1/1/42	1,042,180
1,012,670	Pool #Q06406, 4.00%, 2/1/42	1,059,269
1,642,427	Pool #Q13349, 3.00%, 11/1/42	1,600,404

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$1,430,413	Pool #Q17662, 3.00%, 4/1/43	$1,393,814
1,861,396	Pool #Q18754, 3.00%, 6/1/43	1,813,771
1,317,968	Pool #Q18772, 3.00%, 6/1/43	1,284,246

		58,623,537

Ginnie Mae — 29.59%
2,357,800	(TBA), 3.73%, 11/1/48(b)	2,485,987
362,878	Pool #409117, 5.50%, 6/20/38	398,287
438,281	Pool #487643, 5.00%, 2/15/39	476,664
448,595	Pool #588448, 6.25%, 9/15/32	449,288
861,040	Pool #616936, 5.50%, 1/15/36	948,590
500,869	Pool #617904, 5.75%, 9/15/23	500,470
2,956,529	Pool #618363, 4.00%, 9/20/41	3,132,534
534,687	Pool #624106, 5.13%, 3/15/34	535,137
1,154,659	Pool #654705, 4.00%, 9/20/41	1,223,397
439,270	Pool #664269, 5.85%, 6/15/38	458,166
518,955	Pool #675509, 5.50%, 6/15/38	569,127
517,798	Pool #697672, 5.50%, 12/15/38	567,535
304,358	Pool #697814, 5.00%, 2/15/39	331,013
627,339	Pool #697885, 4.50%, 3/15/39	674,267
124,283	Pool #698112, 4.50%, 5/15/39	134,046
1,530,935	Pool #698113, 4.50%, 5/15/39	1,651,197
563,021	Pool #699294, 5.63%, 9/20/38	618,658
3,403,970	Pool #713519, 6.00%, 7/15/39	3,777,512
835,684	Pool #714561, 4.50%, 6/15/39	901,331
700,920	Pool #716822, 4.50%, 4/15/39	754,885
797,331	Pool #716823, 4.50%, 4/15/39	859,716
825,670	Pool #717132, 4.50%, 5/15/39	890,273
1,141,992	Pool #717133, 4.50%, 5/15/39	1,227,418
1,193,585	Pool #720080, 4.50%, 6/15/39	1,293,968
935,863	Pool #720521, 5.00%, 8/15/39	1,021,663
1,156,475	Pool #724629, 5.00%, 7/20/40	1,266,837
2,226,972	Pool #726550, 5.00%, 9/15/39	2,431,141
1,471,200	Pool #729018, 4.50%, 2/15/40	1,583,897
726,094	Pool #729019, 5.00%, 2/15/40	792,662
859,915	Pool #729346, 4.50%, 7/15/41	929,615
1,414,080	Pool #737574, 4.00%, 11/15/40	1,499,422
786,453	Pool #738844, 3.50%, 10/15/41	809,954
877,371	Pool #738845, 3.50%, 10/15/41	903,316
1,849,296	Pool #738862, 4.00%, 10/15/41	1,953,102
622,938	Pool #747241, 5.00%, 9/20/40	684,137
1,312,544	Pool #748654, 3.50%, 9/15/40	1,351,356
856,929	Pool #748846, 4.50%, 9/20/40	927,659
1,051,452	Pool #757016, 3.50%, 11/15/40	1,082,544
1,043,819	Pool #757017, 4.00%, 12/15/40	1,107,468
1,084,709	Pool #759297, 4.00%, 1/20/41	1,149,283
1,056,582	Pool #759298, 4.00%, 2/20/41	1,119,482

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 710,286	Pool #762877, 4.00%, 4/15/41	$750,157
497,031	Pool #763564, 4.50%, 5/15/41	537,318
1,162,510	Pool #770391, 4.50%, 6/15/41	1,256,736
1,400,837	Pool #770481, 4.00%, 8/15/41	1,479,470
816,182	Pool #770482, 4.50%, 8/15/41	877,237
1,733,457	Pool #770517, 4.00%, 8/15/41	1,830,760
809,692	Pool #770529, 4.00%, 8/15/41	855,143
1,806,872	Pool #770537, 4.00%, 8/15/41	1,908,297
769,205	Pool #770738, 4.50%, 6/20/41	832,124
1,779,383	Pool #779592, 4.00%, 11/20/41	1,885,312
1,327,801	Pool #779593, 4.00%, 11/20/41	1,406,846
3,506,245	Pool #791406, 3.50%, 6/15/37	3,570,578
1,148,907	Pool #AA5831, 3.00%, 11/15/42	1,134,905
1,090,926	Pool #AA6312, 3.00%, 4/15/43	1,077,630
1,461,054	Pool #AA6424, 3.00%, 5/15/43	1,443,247
2,423,849	Pool #AB2733, 3.50%, 8/15/42	2,495,523
1,259,288	Pool #AB2744, 3.00%, 8/15/42	1,243,941
2,747,668	Pool #AB2745, 3.00%, 8/15/42	2,714,180
2,854,363	Pool #AB2841, 3.00%, 9/15/42	2,819,576
986,909	Pool #AB2842, 3.00%, 9/15/42	974,881
1,591,462	Pool #AB2843, 3.00%, 9/15/42	1,572,066
917,418	Pool #AB2852, 3.50%, 9/15/42	944,547
1,495,030	Pool #AB9083, 3.00%, 9/15/42	1,476,810
5,906,346	Pool #AC9541, 2.12%, 2/15/48	5,893,469
1,126,131	Pool #AE6946, 3.00%, 6/15/43	1,112,758
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	621,525
2,939,228	Series 2012-107, Class A, 1.15%, 1/16/45	2,818,296
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53(b)	1,494,377
6,873,572	Series 2012-114, Class A, 2.10%, 1/16/53(a)	6,755,358
2,206,769	Series 2012-115, Class A, 2.13%, 4/16/45	2,198,272
3,935,104	Series 2012-120, Class A, 1.90%, 2/16/53	3,839,780
1,870,787	Series 2012-131, Class A, 1.90%, 2/16/53	1,828,051
980,269	Series 2012-144 Class AD, 1.77%, 1/16/53(b)	958,518
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,811,208
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(a)	2,855,760
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(a)	1,526,598
2,483,094	Series 2012-53, Class AC, 2.38%, 12/16/43	2,496,192
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,554,720
1,458,298	Series 2012-70, Class A, 1.73%, 5/16/42	1,452,275
3,792,844	Series 2012-72, Class A, 1.71%, 5/16/42	3,768,382
4,384,970	Series 2012-78, Class A, 1.68%, 3/16/44	4,353,990
1,711,703	Series 2013-101, Class AG, 1.76%, 4/16/38	1,708,893
1,343,195	Series 2013-105, Class A, 1.71%, 2/16/37	1,341,167
1,891,575	Series 2013-107, Class A, 2.00%, 5/16/40(b)	1,913,660
1,547,550	Series 2013-126, Class BK, 2.45%, 10/16/47(b)	1,536,821
998,987	Series 2013-127, Class A, 2.00%, 3/16/52(b)	1,005,277
1,000,000	Series 2013-139, Class AB, 2.38%, 10/16/43(b)	1,011,704
991,466	Series 2013-17, Class A, 1.13%, 1/16/49	962,397

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 986,406	Series 2013-29, Class AB, 1.77%, 10/16/45	$976,368
983,927	Series 2013-33, Class A, 1.06%, 7/16/38	968,062
2,974,877	Series 2013-63, Class AB, 1.38%, 3/16/45(b)	2,929,475
1,594,560	Series 2013-97, Class AC, 2.00%, 6/16/45(b)	1,579,907

		153,833,548

Total U.S. Government Agency Backed Mortgages (Cost $546,386,318)		558,865,086

U.S. Government Agency Obligations — 8.88%
Small Business Administration — 8.27%
2,513,205	0.38%, 12/25/37(a)	2,448,437
1,798,525	0.38%, 11/7/36(b)	1,805,443
291,001	0.38%, 3/5/37(b)	292,135
3,559,621	0.53%, 3/25/21(a)	3,531,803
264,858	0.53%, 4/30/35(b)	265,464
142,414	0.53%, 10/14/20(b)	142,655
1,061,186	0.55%, 9/25/30(a)	1,048,524
221,641	0.55%, 4/25/28(a)	219,221
181,740	0.55%, 3/25/29(a)	179,683
371,774	0.60%, 11/25/29(a)	368,433
233,372	0.60%, 3/25/28(a)	231,400
1,017,225	0.63%, 4/15/32(b)	1,020,465
150,526	0.63%, 6/25/18(a)	149,979
178,736	0.66%, 3/8/26(b)	179,622
211,292	0.70%, 7/15/20(b)	212,023
163,452	0.70%, 2/17/20(b)	164,011
69,521	0.70%, 2/13/20(b)	69,760
566,798	0.75%, 11/29/32(b)	570,755
1,216,249	0.80%, 4/15/33(b)	1,226,117
231,830	0.80%, 3/15/33(b)	233,750
4,598,540	0.88%, 5/25/37(a)	4,631,189
1,248,291	0.88%, 8/1/32(b)	1,263,579
675,120	0.88%, 1/26/32(b)	683,326
144,689	0.88%, 12/1/19(b)	145,594
11,240	0.88%, 6/4/14(b)	11,244
768,360	0.90%, 3/14/18(b)	771,941
130,576	0.91%, 4/16/20(b)	131,398
2,134,401	1.00%, 5/25/22(a)	2,146,177
67,072	1.13%, 7/30/17(a)(b)	67,472
947,031	1.14%, 11/4/34(b)	965,889
11,098,439	1.33%, 7/18/30*(b)	253,044
12,703,679	1.45%, 3/25/36(a)	13,223,659
206,109	2.00%, 6/20/14(b)	206,323
269,506	3.13%, 10/25/15(a)	274,602
408,568	3.38%, 10/25/15(a)	413,286
127,851	3.38%, 5/25/16(a)	129,842
223,249	3.58%, 12/25/15(a)	226,282

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Principal Amount		Value
$199,354	3.83%, 7/23/16(b)	$204,629
143,070	3.83%, 4/2/17(b)	148,399
41,899	4.13%, 7/18/17(b)	43,629
25,083	4.33%, 10/1/16(b)	25,597
45,942	5.70%, 8/1/17(b)	47,097
157,809	6.00%, 3/9/22(b)	162,428
508,118	6.03%, 10/31/32(b)	526,158
154,753	6.25%, 9/15/27(b)	161,143
504,564	6.35%, 8/13/26(b)	528,627
925,588	6.45%, 2/19/32(b)	969,178
47,887	6.69%, 5/28/24(b)	50,774
77,595	7.33%, 2/23/16(b)	81,021
20,398	7.38%, 1/1/15(b)	20,968
132,710	7.83%, 9/28/16(b)	141,409

		43,015,584

United States Department of Agriculture — 0.61%
95,884	1.13%, 5/31/14(b)	97,365
279,758	5.38%, 10/26/22(b)	286,924
174,843	5.59%, 1/20/38(b)	179,792
211,350	5.73%, 4/20/37(b)	217,776
720,773	5.75%, 1/20/33(b)	743,495
123,001	6.01%, 11/8/32(b)	127,253
161,658	6.05%, 1/5/26(b)	167,900
494,535	6.07%, 4/20/37(b)	513,606
135,583	6.08%, 7/1/32(b)	140,735
193,669	6.10%, 8/25/37(b)	201,054
254,266	6.22%, 1/20/37(b)	264,689
220,911	6.38%, 2/16/37(b)	230,512

		3,171,101

Total U.S. Government Agency Obligations		46,186,685

(Cost $46,883,260)

Promissory Notes — 1.88%
9,133,255	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 1/31/35(b)(c)	9,761,031

Total Promissory Notes (Cost $9,133,255)		9,761,031

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Shares		Value
Investment Company — 0.13%
654,295	JPMorgan Prime Money Market Fund, Institutional Class	$654,295

Total Investment Company		654,295

(Cost $654,295)

Total Investments		$634,359,324
(Cost $621,606,359)(d) — 122.03%

Liabilities in excess of other assets — (22.03)%		(114,519,796)

NET ASSETS — 100.00%		$519,839,528

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
The	total investment in restricted and illiquid securities representing $9,761,031 or 1.88% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	9/30/2013 Carrying Value Per Unit
$9,133,255	Massachusetts Housing Investment Corp.	03/29/2005	$9,133,255	$1.07

(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AGM – Insured by Assured Guaranty Municipal Corp.

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FHA - Insured by Federal Housing Administration

IBC - Insured by International Bancshares Corp.

NATL-RE - Insured by National Public Guarantee Corp.

OID - Original Issue Discount

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

September 30, 2013

Futures contracts as of September 30, 2013:
	Number of Contracts	Expiration Date	Unrealized (Depreciation)	Notional Value	Counterparty
Short Position:
90 Day Euro
Dollar	25	March, 2014	$(147,813)	$6,081,875	Barclays Capital
	25	June, 2014	(160,625)	6,066,562	Barclays Capital
	25	September, 2014	(171,875)	6,051,563	Barclays Capital
	25	December, 2013	(135,937)	6,096,250	Barclays Capital
Ten Year
U.S. Treasury Notes	310	December, 2013	(561,875)	38,619,219	Barclays Capital
Thirty Year
U.S. Treasury Bonds	85	December, 2013	(138,789)	11,198,086	Barclays Capital

Total			$(1,316,914)

See notes to financial statements.

28

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2013

Assets:
Investments in securities, at value (cost $621,606,359)	$634,359,324
Interest and dividends receivable	2,310,166
Receivable for Fund shares sold	22,358
Receivable for investments sold	14,138,265
Cash at broker for futures contracts	7,515,626
Prepaid expenses and other assets	22,172

Total Assets	658,367,911

Liabilities:
Unrealized loss on futures contracts	1,316,914
Distributions payable	794,727
Payable for capital shares redeemed	1,035,253
Payable for investments purchased	13,772,554
Reverse repurchase agreements (including interest of $19,707)	121,295,762
Accrued expenses and other payables:
Investment advisory fees	210,397
Accounting fees	3,934
Distribution fees	34,689
Trustee fees	96
Audit fees	28,706
Transfer Agent fees	6,773
Other	28,578

Total Liabilities	138,528,383

Net Assets	$519,839,528

Net Assets Consist Of:
Capital	$546,042,835
Distributions in excess of net investment income	(1,323,365)
Accumulated net realized losses from investment transactions, futures contracts and sale commitments	(36,315,993)
Net unrealized appreciation on investments,futures contracts, and sale commitments	11,436,051

Net Assets	$519,839,528

29

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

Net Assets:
Class A	$14,869,256
Class I	504,970,272

Total	$519,839,528

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	1,602,781
Class I	54,466,116

Total	56,068,897

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.28
Class I	$9.27
Maximum Offering Price Per Share:
Class A	$9.64
Maximum Sales Charge - Class A	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

30

FINANCIAL STATEMENTS

Statement of Operations

For the Year Ended September 30, 2013

Investment Income:
Interest income	$22,989,308
Dividend income	6,448

Total Investment Income	22,995,756

Expenses:
Management fees	3,397,757
Interest expense	400,426
Distribution fees - Class A	36,680
Accounting services	53,627
Audit fees	49,983
Legal fees	51,629
Custodian fees	50,653
Insurance fees	6,990
Trustees’ fees and expenses	14,659
Transfer agent fees	44,692
Printing and shareholder reports	36,332
Registration fees	50,605
Other fees and expenses	94,533

Total expenses	4,288,566

Net Investment Income	18,707,190

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized gains from investment transactions	2,876,177
Net realized gains from futures contracts	2,911,348

5,787,525

Net change in unrealized appreciation/depreciation on investments	(33,518,070)
Net change in unrealized appreciation/depreciation on futures contracts	(173,219)

(33,691,289)

Net realized/unrealized losses from investments and futures contracts	(27,903,764)

Change in net assets resulting from operations	$(9,196,574)

See notes to financial statements.

31

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
From Investment Activities:
Operations:
Net investment income	$18,707,190	$23,465,103
Net realized gains (losses) from investments and futures contracts	5,787,525	(4,859,916)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(33,691,289)	7,182,296

Change in net assets resulting from operations	(9,196,574)	25,787,483

Distributions to Class A Shareholders:
From net investment income	(485,090)	(513,174)

Distributions to Class I Shareholders:
From net investment income	(19,868,888)	(24,014,190)

Change in net assets resulting from shareholder distributions	(20,353,978)	(24,527,364)

Capital Transactions:
Proceeds from shares issued	71,578,353	59,269,605
Distributions reinvested	8,721,670	10,284,858
Cost of shares redeemed	(121,550,669)	(25,704,837)

Change in net assets resulting from capital transactions	(41,250,646)	43,849,626

Net increase/(decrease) in net assets	(70,801,198)	45,109,745

Net Assets:
Beginning of year	590,640,726	545,530,981

End of year	$519,839,528	$590,640,726

Distributions in excess of net investment income	$(1,323,365)	$(1,324,103)

Share Transactions:
Issued	7,455,082	6,098,530
Reinvested	918,995	1,058,155
Redeemed	(12,809,992)	(2,640,117)

Change in shares resulting from capital transactions	(4,435,915)	4,516,568

See notes to financial statements.

32

FINANCIAL STATEMENTS

Statement of Cash Flows

For the Year Ended September 30, 2013

Cash Provided by Operating Activities:
Net decrease in net assets resulting from operations	$(9,196,574)
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(140,394,813)
Proceeds from sales and paydowns of long-term securities	199,347,464
Purchases/proceeds from sales of short-term securities-net	5,678,744
Net change in unrealized (appreciation)/depreciation on investment securities	33,518,070
Net realized gains from investment transactions	(2,876,177)
Amortization of premium and discount - net	693,362
Decrease in segregated cash collateral for reverse repurchase agreements	670,291
Decrease in interest and dividends receivable	458,710
Decrease in interest due on reverse repurchase agreements	(1,674)
Increase in cash at brokers for futures contracts	(4,911,348)
Increase in unrealized loss for futures contracts	173,219
Increase in prepaid expenses and other assets	(376)
Decrease in payable to investment advisor	(58,158)
Decrease in accrued expenses and other liabilities	(9,362)

Net Cash Provided by Operating Activities	83,091,378

Cash Provided by Financing Activities:
Cash receipts/payments from reverse repurchase agreements - net	(22,093,793)
Proceeds from issuance of shares	71,583,763
Cash payments on shares redeemed	(120,690,493)
Distributions paid to shareholders	(11,890,855)

Net Cash Used in Financing Activities	(83,091,378)

Cash:
Net change in cash	—
Cash at beginning of year	—

Cash at end of year	$—

Cash Flow Information:
Cash paid for interest	$402,100

Noncash Financing Activities:
Capital shares issued in reinvestment of distributions to shareholders	$8,721,670

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Year Ended September 30, 2013	$9.77	0.28	(0.46)	(0.18)	(0.31)	$9.28
Year Ended September 30, 2012	9.75	0.37	0.05	0.42	(0.40)	9.77
Year Ended September 30, 2011	9.81	0.43	(0.05)	0.38	(0.44)	9.75
Year Ended September 30, 2010	9.80	0.46	0.02	0.48	(0.47)	9.81
Period Ended September 30, 2009(b)	9.47	0.31	0.34	0.65	(0.32)	9.80
Class I(c)
Year Ended September 30, 2013	$9.76	0.31	(0.46)	(0.15)	(0.34)	$9.27
Year Ended September 30, 2012	9.74	0.40	0.04	0.44	(0.42)	9.76
Year Ended September 30, 2011	9.80	0.45	(0.05)	0.40	(0.46)	9.74
Year Ended September 30, 2010	9.79	0.49	0.02	0.51	(0.50)	9.80
Year Ended September 30, 2009	9.41	0.50	0.38	0.88	(0.50)	9.79

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	For the period January 29, 2009 (commencement of operations) to September 30, 2009.
(c)	The existing share class was renamed Class I Shares with the commencement of Class A Shares on January 29, 2009.

See notes to financial statements.

34

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund (cont.)
(Selected data for a share outstanding throughout the periods indicated)

		Ratios to Average Net Assets(a)				Ratios to Average Net Assets Plus Average Borrowings(a)(b)				Supplemental Data
	Total Return(c)(d)	Total Expenses Net of Reimbursement and Excluding Interest Expense	Total Expenses Excluding Interest Expense	Net Expenses	Net Investment Income	Total Expenses Net of Reimbursement and Excluding Interest Expense and Investment Structuring Fees	Total Expenses Excluding Interest Expense	Net Expenses	Net Investment Income	Net Assets, End of Period (000’s)	Portfolio Turnover Rate
Class A(e)
Year Ended September 30, 2013	(1.92%)	0.92%	0.92%	0.99%	2.99%	0.77%	0.77%	0.83%	2.49%	$ 14,869	23%
Year Ended September 30, 2012	4.35%	0.94%	0.94%	1.03%	3.80%	0.76%	0.76%	0.83%	3.07%	14,458	20%
Year Ended September 30, 2011	3.98%	0.96%	0.96%	1.03%	4.40%	0.77%	0.77%	0.82%	3.51%	8,212	17%
Year Ended September 30, 2010	5.02%	0.97%	0.97%	1.04%	4.67%	0.78%	0.78%	0.84%	3.76%	12,141	9%
Period Ended September 30, 2009	7.11%	1.00%	1.25%	1.11%	4.77%	0.81%	1.02%	0.90%	3.89%	8,662	10%
Class I(e)
Year Ended September 30, 2013	(1.69%)	0.67%	0.67%	0.74%	3.28%	0.56%	0.56%	0.62%	2.73%	$ 504,970	23%
Year Ended September 30, 2012	4.62%	0.70%	0.70%	0.78%	4.12%	0.56%	0.56%	0.63%	3.31%	576,183	20%
Year Ended September 30, 2011	4.23%	0.72%	0.72%	0.79%	4.66%	0.57%	0.57%	0.62%	3.69%	537,319	17%
Year Ended September 30, 2010	5.28%	0.72%	0.72%	0.79%	4.94%	0.58%	0.58%	0.64%	3.98%	536,198	9%
Year Ended September 30, 2009	9.59%	0.74%	0.74%	1.06%	5.16%	0.59%	0.59%	0.85%	4.12%	561,148	10%

(a)	Annualized for those periods that are less than one year.
(b)	These ratios are calculated based upon the average net assets plus average borrowings.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption the investment at net asset value at the end of the year.
(d)	Total investment returns exclude the effect of sales charge.
(e)	Total expenses of the Fund for the period ended September 30, 2009 is 1.36% and 1.09% for the Class A and Class I shares, respectively. Total expenses for all other periods would be the same as shown in the financial highlights as net expenses because there were no fee waivers during these periods.

See notes to financial statements.

35

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

1. Organization

RBC Funds Trust (the “Trust”) was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 14 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the Access Capital Community Investment Fund (the “Fund”). At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc., the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940 (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in high quality debt securities and other debt instruments supporting the affordable housing industry in areas of the United States designated by Fund shareholders. The Fund’s investments generally support community development, for example by supporting job creation or local business development.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of the Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less than 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or

36

NOTES TO FINANCIAL STATEMENTS

instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Fund utilizes fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

The Fund’s Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

37

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

The Fund discloses the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

—    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

—   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Investment Company	$654,295	$—	$—	$654,295
Municipal Bonds	—	18,892,227	—	18,892,227
U.S. Government Agency Backed Mortgages	—	558,865,086	—	558,865,086
U.S. Government Agency Obligations	—	46,186,685	—	46,186,685
Promissory Notes	—	—	9,761,031	9,761,031

Total Assets	$654,295	$623,943,998	$9,761,031	$634,359,324

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$(1,316,914)	$—	$—	$(1,316,914)

* Other financial instruments are futures contracts which are not reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the year ended September 30, 2013, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

38

NOTES TO FINANCIAL STATEMENTS

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Promissory Notes
Balance as of 9/30/12 (value)	$10,749,797
Sales (Paydowns)	(241,745)
Change in unrealized appreciation (depreciation)*	(747,021)

Balance as of 09/30/13 (value)	$9,761,031

 * Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at September 30, 2013.

In December 2011, the Financial Accounting Standards Board (“ FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“ IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, Fund Management is evaluating the implications of ASU 2011-11 and its impact on the Fund’s financial statement disclosures.

In June 2013, the FASB issued Accounting Standards Update No. 2013-8 “Investment Companies: Amendments to the Scope Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Financial Instruments:

Reverse Repurchase Agreements

To obtain short-term financing, the Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited. For the year ended September 30, 2013, the average amount borrowed was approximately $114,150,819 and the daily weighted average interest rate was 0.35%.

39

NOTES TO FINANCIAL STATEMENTS

Details of open reverse repurchase agreements at September 30, 2013 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
BNP Paribas	0.29%	9/05/13	10/02/13	$(15,227,161)	$(15,223,850)
Goldman Sachs	0.28%	8/26/13	10/02/13	(21,166,747)	(21,160,657)
Goldman Sachs	0.29%	9/04/13	10/16/13	(28,990,830)	(28,981,025)
Goldman Sachs	0.27%	9/17/13	10/28/13	(32,969,395)	(32,959,260)
Goldman Sachs	0.26%	9/26/13	11/04/13	(22,957,728)	(22,951,263)
Details of underlying collateral pledged for open reverse repurchase agreements in addition to the segregated cash collateral shown on the Statement of Assets and Liabilities at September 30, 2013 were as follows:

	Description	Rate	Maturity Date	Par	Value
BNP Paribas 9/5/13 to 10/2/13
	Fannie Mae Pool #AH0301	3.50%	11/01/40	$1,281,439	$1,306,016
	Fannie Mae Pool #AE5432	4.00%	10/01/40	1,405,603	1,475,498
	Fannie Mae Pool #AE6850	4.00%	10/01/40	1,067,065	1,119,793
	Fannie Mae Pool #AE7707	4.00%	11/01/40	1,839,869	1,930,785
	Fannie Mae Pool #AJ7668	4.00%	11/01/41	1,291,532	1,355,352
	Fannie Mae Pool #MC0171	4.50%	9/01/39	1,061,807	1,135,512
	Fannie Mae Pool #AD9613	4.50%	8/01/40	1,169,102	1,249,341
	Fannie Mae Pool #AH0914	4.50%	11/01/40	1,238,713	1,323,536
	Fannie Mae Pool #777621	5.00%	2/01/34	2,319,867	2,523,127
	Fannie Mae Pool #806761	5.50%	9/01/34	1,680,410	1,835,454
	Fannie Mae Pool #829649	5.50%	3/01/35	866,435	946,378

					$16,200,792

Goldman Sachs 8/26/13 to 10/2/13
	Fannie Mae Pool #AK2386	3.50%	2/01/42	$13,416,785	$13,674,114
	Fannie Mae Pool #AH6768	4.00%	3/01/41	2,871,259	3,013,139
	Fannie Mae Pool #AD1471	4.50%	2/01/40	2,491,410	2,664,349
	Fannie Mae Pool #AD1988	4.50%	2/01/40	2,934,452	3,138,144

					$22,489,746

Goldman Sachs 9/4/13 to 10/16/13
	Fannie Mae Pool #AP9716	3.00%	10/01/42	$1,647,670	$1,611,627
	Fannie Mae Pool #AO2923	3.50%	5/01/42	1,237,739	1,261,478
	Fannie Mae Pool #AE2012	4.00%	9/01/40	2,115,295	2,220,482
	Fannie Mae Pool #AE5863	4.00%	10/01/40	1,021,651	1,073,092
	Fannie Mae Pool #AH5656	4.00%	1/01/41	1,383,273	1,452,274
	Fannie Mae Pool #AH2980	4.00%	1/01/41	1,736,124	1,821,913
	Fannie Mae Pool #AH5658	4.00%	2/01/41	1,712,903	1,797,544

40

NOTES TO FINANCIAL STATEMENTS

	Description	Rate	Maturity Date	Par	Value
	Fannie Mae Pool #AH7281	4.00%	3/01/41	$1,627,340	$1,709,280
	Fannie Mae Pool #806754	4.50%	9/01/34	1,654,206	1,772,650
	Fannie Mae Pool #AD1942	4.50%	1/01/40	2,357,425	2,521,063
	Fannie Mae Pool #AD4458	4.50%	4/01/40	1,376,087	1,470,317
	Fannie Mae Pool #AD4456	4.50%	4/01/40	1,482,760	1,585,685
	Fannie Mae Pool #AD7271	4.50%	7/01/40	1,733,758	1,854,105
	Fannie Mae Pool #AD9614	4.50%	8/01/40	1,761,745	1,882,659
	Fannie Mae Pool #AI1849	4.50%	5/01/41	1,267,578	1,357,943
	Fannie Mae Pool #727312	5.00%	9/01/33	1,228,451	1,336,085
	Fannie Mae Pool #934941	5.00%	8/01/39	1,203,542	1,305,984
	Fannie Mae Pool #AD1560	5.00%	3/01/40	1,292,526	1,402,542
	Fannie Mae Pool #AD8960	5.00%	6/01/40	1,184,059	1,287,803

					$30,724,526

Goldman Sachs 9/17/13 to 10/28/13
	Fannie Mae Pool #AK6715	3.50%	3/01/42	$6,304,943	$6,425,870
	Fannie Mae Pool #AK6716	3.50%	3/01/42	2,348,200	2,393,238
	Fannie Mae Pool #AO8029	3.50%	7/01/42	3,758,642	3,830,732
	Fannie Mae Pool #AP7483	3.50%	9/01/42	1,010,314	1,029,691
	Fannie Mae Pool #AE2023	4.00%	9/01/40	1,313,529	1,378,846
	Fannie Mae Pool #AE7703	4.00%	10/01/40	967,490	1,015,298
	Fannie Mae Pool #AH7537	4.00%	3/01/41	1,939,605	2,037,267
	Fannie Mae Pool #AH7277	4.00%	3/01/41	945,481	993,087
	Fannie Mae Pool #AD1585	4.50%	2/01/40	2,785,089	2,978,413
	Fannie Mae Pool #AH8878	4.50%	4/01/41	1,407,207	1,504,008
	Fannie Mae Pool #AH8885	4.50%	4/01/41	940,477	1,005,172
	Fannie Mae Pool #AI1848	4.50%	5/01/41	2,059,404	2,201,069
	Fannie Mae Pool #663159	5.00%	7/01/32	3,294,690	3,571,863
	Fannie Mae Pool #AC4395	5.00%	9/01/39	940,352	1,023,331
	Fannie Mae Pool #AC7199	5.00%	12/01/39	3,469,025	3,764,299

					$35,152,184

Goldman Sachs 9/26/13 to 11/4/13
	Fannie Mae Pool #AJ7667	3.50%	12/01/41	$1,211,758	$1,234,999
	Fannie Mae Pool #AK6717	3.50%	3/01/42	1,155,365	1,177,525
	Fannie Mae Pool #AO0844	3.50%	4/01/42	962,663	981,127
	Fannie Mae Pool #AE5861	4.00%	10/01/40	1,466,042	1,538,943
	Fannie Mae Pool #AH0917	4.00%	12/01/40	1,309,806	1,374,529
	Fannie Mae Pool #AH1077	4.00%	1/01/41	1,158,860	1,220,470
	Fannie Mae Pool #AH6764	4.00%	3/01/41	1,231,595	1,292,453
	Fannie Mae Pool #AJ9133	4.00%	1/01/42	1,408,256	1,478,064
	Fannie Mae Pool #AC2109	4.50%	7/01/39	1,716,809	1,833,834
	Fannie Mae Pool #MC0137	4.50%	7/01/39	908,673	971,748

41

NOTES TO FINANCIAL STATEMENTS

Description	Rate	Maturity Date	Par	Value
Fannie Mae Pool #MC0154	4.50%	8/01/39	$1,379,356	$1,475,102
Fannie Mae Pool #AI1846	4.50%	5/01/41	1,579,609	1,688,269
Fannie Mae Pool #AI1847	4.50%	5/01/41	1,225,720	1,310,036
Fannie Mae Pool #829005	5.00%	8/01/35	977,753	1,061,282
Fannie Mae Pool #AC1463	5.00%	8/01/39	1,439,201	1,563,500
Fannie Mae Pool #AC6307	5.00%	12/01/39	890,817	966,641
Fannie Mae Pool #844361	5.50%	11/01/35	705,167	768,907
Fannie Mae Pool #885724	5.50%	6/01/36	1,337,542	1,458,026
Fannie Mae Pool #AA0527	5.50%	12/01/38	681,549	742,941

				$24,138,396

Derivatives

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to manage its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund.

For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of September 30, 2013, see the following section for financial futures contracts.

Financial Futures Contracts

The Fund entered into futures contracts in an effort to manage both the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

42

NOTES TO FINANCIAL STATEMENTS

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers shown on the Statement of Assets and Liabilities at September 30, 2013.

Fair value of derivative instruments as of September 30, 2013 are as follows:

Derivative Instruments Categorized by Risk Exposure	Statement of Assets and Liabilities Location	Amount
	Liability Derivatives
Interest Rate Risk	Unrealized Loss on Future Contracts	$1,316,914

The effect of Derivative Instruments on the Statement of Operations during the year ended September 30, 2013 is as follows:

Derivative Instruments Categorized by Risk Exposure	Net Realized Gains from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk	$2,911,348	$(173,219)

For the year ended September 30, 2013, the average volume of derivative activities are as follows:

Futures Short Positions (Contracts)
576

TBA Commitments

The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2013, the Fund had no outstanding TBA commitments.

Mortgage Backed Securities

Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Credit Enhancement

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

43

NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Fund either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid to a redeeming shareholder at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

For the year ended September 30, 2013, permanent difference reclassification amounts were as follows:

Increase Undistributed Net Investment Income	Decrease Accumulated Realized Gain/Loss	Decrease Paid-in-Capital
$1,647,526	$(988,342)	$(659,184)

3. Agreements and Other Transactions with Affiliates

RBC GAM (US) serves as investment advisor to the Fund. The Advisor has agreed to waive or limit fees through January 31, 2015, to maintain expenses (excluding interest expense, management fees and distribution fees) at 0.20% of the Fund’s average daily net assets. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. During the year ended September 30, 2013, no reimbursements were made to the Advisor.

Effective September 9, 2013, under the terms of the Fund’s management agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s daily average net assets. Prior to that date the Advisor received from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s average monthly gross assets less accrued liabilities, other than indebtedness for borrowing. This calculation had resulted in assets purchased with borrowed monies being included in the total that was subject to the management fee,

44

NOTES TO FINANCIAL STATEMENTS

and as a result, the Advisor had an incentive to use leverage so as to increase the amount of assets upon which it could charge a fee. For the period from October 1, 2012 until September 9, 2013, the impact of leverage raised the management fee to approximately 60 basis points (0.60%) of the Fund’s average net assets.

The RBC Funds currently pay each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $32,500 ($35,000 effective October 1, 2013). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,000 ($1,500 effective October 1, 2013) for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the year ended September 30, 2013, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2013 were as follows:

Purchases (Excl. U.S. Gov’t.)	Sales (Excl. U.S. Gov’t.)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
$ 151,847,775	$211,838,869	$—	$—

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in shares of the Fund are summarized below:

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$5,027,616	$12,344,520
Distributions reinvested	388,095	385,258
Cost of shares redeemed	(4,248,118)	(6,519,356)

Change in Class A	$1,167,593	$6,210,422

45

NOTES TO FINANCIAL STATEMENTS

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
(cont.)
Class I
Proceeds from shares issued	$66,550,737	$46,925,085
Distributions reinvested	8,333,575	9,899,600
Cost of shares redeemed	(117,302,551)	(19,185,481)

Change in Class I	$(42,418,239)	$37,639,204

Change in net assets resulting from capital transactions	$(41,250,646)	$43,849,626

SHARE TRANSACTIONS:
Class A
Issued	529,633	1,268,788
Reinvested	40,885	39,600
Redeemed	(447,843)	(670,465)

Change in Class A	122,675	637,923

Class I
Issued	6,925,449	4,829,742
Reinvested	878,110	1,018,555
Redeemed	(12,362,149)	(1,969,652)

Change in Class I	(4,558,590)	3,878,645

Change in shares resulting from capital transactions	(4,435,915)	4,516,568

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2010, 2011, 2012 and 2013) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

As of September 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$ 621,606,359	$21,625,254	$(8,872,289)	$12,752,965

46

NOTES TO FINANCIAL STATEMENTS

The tax characters of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the fiscal year ended September 30, 2013	$20,694,614	$20,694,614
For the fiscal year ended September 30, 2012	$24,109,633	$24,109,633

As of September 30, 2013, the components of accumulated earnings/(losses) and tax character of distributions paid are as follows:

Undistributed Ordinary Income	Accumulated Earnings	Distributions Payable	Deferred Qualified Late-Year Losses	Accumulated Capital Loss Carryforwards	Unrealized Appreciation	Total Accumulated Losses
$ 136,986	$—	$(1,460,351)	$—	$(37,632,907)	$12,752,965	$(26,203,307)

As of September 30, 2013, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$27,743	2014
$2,484,167	2015
$8,197,543	2016
$11,587,282	2018
$4,011,206	2019

During the year ended September 30, 2013, the Fund utilized capital loss carryforwards in the amount of $1,362,155 and had capital loss carryforwards of $659,184 expire as of the end of the fiscal year ending September 30, 2013.

As of September 30, 2013, the Fund had a short-term capital loss carryforward of $6,486,261 and a long-term capital loss carryforward of $4,838,705 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any deferred qualified late-year capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2014.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Access Capital Community Investment Fund and Board of Trustees of RBC Funds Trust.

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Access Capital Community Investment Fund (the “Fund”), one of the portfolios constituting the RBC Funds Trust, as of September 30, 2013, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the Fund’s custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Access Capital Community Investment Fund, as of September 30, 2013, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

November 26, 2013

48

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund reports a portion of the income dividends distributed during the fiscal year ended September 30, 2013, as qualified interest income as defined in the Internal Revenue Code as 100%.

The reporting is based on financial information available as of the date of this annual report and, accordingly, is subject to change. It is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

49

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

T. Geron Bell (72)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Chairman of the Executive Board of the Minnesota Twins (2011 to present); prior thereto President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002-2011); President of the Minnesota Twins Baseball Club Incorporated (1987-2002)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Lucy Hancock Bode (62)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Healthcare consultant (self-employed) (1986 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: BioSignia

Leslie H. Garner Jr. (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and CEO, The Greater Cedar Rapids Community Foundation (2010 to present); previously, President, Cornell College (1994 to 2010)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Ronald James (62)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (64)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Vice President and Treasurer, Hall Family Foundation (1988 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

H. David Rybolt (71)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Consultant, HDR Associates (management consulting) (1985 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

50

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

James R. Seward (61)

Position, Term of Office and Length of Time Served with the Trust: Chairman of the Board and Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Private investor (2000 to present); CFA (1987 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Syntroleum Corporation; Brookdale Senior Living Inc.

William B. Taylor (68)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2005

Principal Occupation(s) During Past 5 Years: Consultant (2003 to present); previously Partner, Ernst & Young LLP (1982 to 2003)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: William Henry Insurance, LLC; Kansas City Symphony; University of Kansas Medical Center Research Institute

Interested Trustees(1)(2)(3)

Kathleen A. Gorman (49)(5)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Executive Officers(1)(3)(4)

Kathleen A. Gorman (49)

Position, Term of Office and Length of Time Served with the Trust: President and Chief Executive Officer since September 2012

Principal Occupation(s) During Past 5 Years:

President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

James A. Gallo (49)

Address: BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA 19406

Position, Term of Office and Length of Time Served with the Trust: Treasurer since October 2007

Principal Occupation(s) During Past 5 Years: Senior Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (2002 to present)

51

MANAGEMENT (Unaudited)

Executive Officers(1)(3)(4)

Kathleen A. Hegna (46)

Position, Term of Office and Length of Time Served with the Trust: Chief Financial Officer and Principal Accounting Officer since May 2009

Principal Occupation(s) During Past 5 Years: Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC Global Asset Management (U.S.) Inc. (2009 to present); Senior Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Christina M. Moore (45)

Position, Term of Office and Length of Time Served with the Trust: Chief Compliance Officer since December 2012 and Assistant Secretary since March 2013

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, RBC Funds (2012-present); Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006-2012)

Lee Thoresen (42)

Position, Term of Office and Length of Time Served with the Trust: Chief Legal Officer and Secretary since March 2008

Principal Occupation(s) During Past 5 Years: Senior Associate General Counsel, RBC Capital Markets, LLC (2006-present)

Ronald A. Homer (66)

Position, Term of Office and Length of Time Served with the Trust: President, Access Capital Community Investment Fund, since July 2008

Principal Occupation(s) During Past 5 Years: Managing Director, RBC Global Asset Management

(U.S.) Inc. and President, Access Capital Community Investment Fund (July 2008 to present); Chief Executive Officer and Co-Managing Member, Access Capital Strategies LLC (1997-July 2008); Chairman, Access Capital Strategies Community Investment Fund (1998-July 2008)

(1)	Except as otherwise noted, the address of each Trustee/Officer is RBC Funds Trust, 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

(2)	All Trustees must retire on or before December 31 of the year in which they reach age 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.

(3)	On December 31, 2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC Global Asset Management (U.S.) Inc. for prior periods are deemed to be references to the prior entity.

(4)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.

(5)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Funds’ Statement of Additional Information includes information about the Funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-422-2766.

52

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers Class A and Class I shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

53

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13-9/30/13	Annualized Expense Ratio During Period 4/1/13-9/30/13
Class A	$1,000.00	$981.40	$4.92	0.99%
Class I	$1,000.00	$982.60	$3.68	0.74%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13-9/30/13	Annualized Expense Ratio During Period 4/1/13-9/30/13
Class A	$1,000.00	$1,020.10	$5.01	0.99%
Class I	$1,000.00	$1,021.36	$3.75	0.74%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183//365 (to reflect one half-year period).

54

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreement

In September 2013, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Fund, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement (“Agreement”) with the Advisor for the Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the advisory services performed by the Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Fund, and the Fund’s performance, fees and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewal and a meeting held specifically to consider the proposed renewal. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as the senior investment professionals responsible for managing the Fund, to discuss the information and the Advisor’s ongoing management of the Fund. The Trustees reviewed the nature, quality, and extent of the services provided to the Fund by the Advisor, including information as to the Fund’s performance relative to appropriate securities index benchmarks as well as fund peer group comparative information requested by the Board. Because of the specialized nature of the Fund, the Trustees requested and reviewed comparative information for US mortgage-backed fixed income funds as well as other funds and products that focus particularly on investments eligible for regulatory credit under the Community Reinvestment Act of 1977 (“CRA”). The Trustees acknowledged that the Fund’s comparative performance against peers was in the third or fourth quintile, with improving one-year performance, and recognized that the performance resulted from the Advisor’s relatively conservative investment approach given market conditions.

In considering the nature and quality of services to be provided by the Advisor, the Trustees discussed the strong research, credit, and fundamental analysis capabilities; the specialized expertise in the area of fixed income investments eligible for regulatory credit under the CRA; and the extensive portfolio management experience of the Advisor’s staff as well as its operational and compliance structure and systems and financial strength.

The Trustees reviewed the Fund’s investment advisory fee and reviewed comparative fee and expense information for similarly situated funds, noting that the fees and expenses were above median, but the comparative information did not take into account the Board’s recent elimination of the advisory fee paid on leveraged assets. The Trustees also considered the Advisor’s contractual expense limitation agreement to subsidize Fund expenses at competitive levels and viewed such commitment favorably. The Trustees also received reports from the Advisor regarding the performance and fee levels for other advisory client accounts it advises in a similar strategy. The Trustees reviewed profitability data — including year-over-year variances — for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Fund, including soft dollars and other fall-out benefits and the Advisor’s role as co-administrator of the Fund and the fees paid by the Fund for such services.

55

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Based upon their review, the Trustees determined that the advisory fee proposed to be payable to the Advisor were fair and reasonable in light of the nature and quality of services provided under all of the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interests of the Fund and its shareholders for the Trustees to approve the continuation of the Agreement and expense limitation arrangement for the Fund. In arriving at their collective decision to approve the renewal of the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

56

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60

Access Capital

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the year ended September 30, 2013.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management U.S., Inc. serves as investment advisor to the Access Capital Community Investment Fund. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-AC AR 09-13

	RBC Funds

About Your Annual Report

This annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various Russell equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Letter from the Chief Investment Officer	1
	Equity Portfolio Managers	5
	Performance Summary	7
	RBC SMID Cap Growth Fund	12
	RBC Enterprise Fund	14
	RBC Small Cap Core Fund	16
	RBC Microcap Value Fund	18
	RBC Mid Cap Value Fund	20
	Schedules of Portfolio Investments	22
	Financial Statements
	- Statements of Assets and Liabilities	46
	- Statements of Operations	48
	- Statements of Changes in Net Assets	49
	Financial Highlights	54
	Notes to Financial Statements	64
	Report of Independent Registered Public Accounting Firm	77
	Other Federal Income Tax Information	78
	Management	80
	Share Class Information	83
	Supplemental Information	84
	Approval of Investment Advisory Agreement	86

LETTER FROM THE CHIEF INVESTMENT OFFICER

The More Things Change, the More They Stay the Same

A mere twelve months ago equity markets had just concluded a historic year during which the broad based S&P 500 Index had risen an astonishing 30.2%, and while investors remained optimistic about the future it was hard to ignore the mounting headwinds facing global markets. In the US, investors faced significant uncertainty in Washington D.C. as politicians struggled to come to an agreement that would stave off the mandatory tax increases and sharp spending cuts of the aptly named fiscal cliff while also grappling with a hotly contested mid-term presidential election. Both issues highlighted the growing discord in Washington and had the potential to put significant strain on domestic markets. Meanwhile, global markets did not appear to offer any reprieve as the European Union was mired in recession and China, the world’s second largest economy, faced slowing growth, as did the rest of the world’s emerging market economies. While central banks globally looked to bolster economic growth through unprecedented monetary stimulus programs, a general feeling of unease crept to the forefront of investors’ minds which threatened the continuation of the bull market.

Fast forward to today and we are struck by the similarities to last year. Once again, equity markets have rallied over the prior twelve months as the S&P 500 advanced a robust 19.3%, surpassing previous all-time highs on numerous occasions before settling just shy of 1700 as of September 30. To be certain, a multitude of green shoots have contributed to the latest market rally – an improving labor market, continued strength in housing, expanding manufacturing activity, and record corporate earnings (in spite of limited top line growth) – however, much of the uncertainty facing investors a year ago persist today. The US government remains an overhang and while terms such as “fiscal cliff” and “sequester” have been replaced with “debt ceiling” and “taper”, the latest bipartisan stalemate has the US in the midst of a partial government shut down and barrelling towards a breach of the debt ceiling, which if realized, would force the US to default on its debt obligations (note: As of the printing of this letter, a deal to end the fiscal stalemate in Washington had been reached funding the government and raising the debt ceiling through early 2014). Internationally, Chinese growth continues to wane and while the European Union emerged from its recession in the second quarter of 2013, we anticipate a long, arduous path to eventual sustained growth in the region.

Despite these headwinds, investors, for the most part, remained bullish as the strongest returns for the fiscal year ending 9/30/2013 came from the economically sensitive consumer discretionary (31.7%), financials (31.5%), and industrials sectors (+28.5%), while the traditional defensive sectors (telecommunication services, utilities) trailed the broader market significantly, a stark contrast to the prior twelve months. As one would expect in the early to middle stages of an economic recovery, small capitalization stocks were the clear leaders as the Russell Microcap (32.0%), small cap Russell 2000 (30.0%), and Russell Mid Cap (27.9%) Indices all significantly outperformed the large cap Russell 1000 Index (20.9%).

The distinction between growth and value was less pronounced, though there was a slight preference for growth over value as the Russell 2000 Growth (33.0%) and the Russell Microcap Growth (34.9%) both outpaced their value counterparts, the Russell 2000 Value and the Russell Micro Cap Value, which returned 27.0% and 30.2% respectively. The Russell 1000 growth index (19.3%) however, trailed its value counterpart, the Russell 1000 Value index (22.3%) while the Russell Midcap Growth and the Russell Midcap Value indexes finished the year in a dead heat with a return of approximately 27.5%.

LETTER FROM THE CHIEF INVESTMENT OFFICER

Within this market environment, the RBC funds have faired quite well over the past twelve months. For the time period ending 9/30/2013, only the Mid Cap Value and SMID Cap Growth funds, despite strong absolute returns of 26.9% and 25.5% trailed their respective benchmarks, while the remaining actively managed funds - Enterprise (micro cap) and Small Cap Core - both significantly outperformed their Russell 2000 benchmark returning 36.7% and 34.0% respectively. Our lone quantitative fund, Microcap Value, also performed well over the prior twelve months, significantly outperforming its Russell 2000 Value index’s 27.0% return with a return of 34.0%.

As we look ahead to the final months of 2013 and into 2014, we remain cautiously optimistic about the prospects for equity markets going forward. With markets currently near all-time highs and having not experienced a correction (defined as a loss of 10% or more) in nearly two and a half years, the potential for a broader market selloff looms, particularly as political brinksmanship in the US and muted global growth continue to act as headwinds. These issues aside, we would anticipate any such pullback to be shallow as our bullish long term outlook stems from the belief that the global economy is in the early stages of a prolonged recovery. We are particularly bullish regarding the prospects for the US, where despite challenged growth, second quarter US GDP growth was just 2.5%, we believe even a modest acceleration to a more normalized trajectory has the potential to promote increased business investment, drive higher corporate profits, and add much needed jobs to the economy. In fact it appears as if we have already begun to see the initial signs of such a recovery as manufacturing productivity, as measured by the ISM index (The ISM Manufacturing Index monitors employment, production inventories, new orders and supplier deliveries), has shown clear signs of expansion (the latest reading was 56.2 with anything above 50 representing expansion) and the unemployment rate has fallen to a multi-year low of 7.3%, both of which have resulted in consumer confidence rising to levels not seen since before the great recession. As a result, we continue to believe that, headline risks aside, the patient equity investor will be rewarded in the long term as we slowly move from a market marked by chronic dysfunction to a more normalized environment.

Thank you for your continued confidence and trust in the RBC Funds.

Michael Lee, CFA CEO, President and Chief Investment Officer RBC Global Asset Management (U.S.) Inc.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve more limited liquidity and greater volatility than larger companies.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

LETTER FROM THE CHIEF INVESTMENT OFFICER

The information provided herein represents the opinions of the Fund Managers and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.
The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The Russell 1000 Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of U.S. large cap companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

The Russell Midcap Growth Index measures the performance of the mid- cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and represents approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted earnings growth rates.

The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Microcap Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.

LETTER FROM THE CHIEF INVESTMENT OFFICER

The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Microcap Value Index measures the performance of the microcap value segment of the U.S. Equity market. It includes those Russell Microcap Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

EQUITY PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the RBC Equity Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, and RBC Microcap Value Fund. He is also co-manager of RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

Lance F. James

George Prince

Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the RBC Small Cap Core Fund. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

George Prince

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and is responsible for Small Cap Growth and SMID Cap Growth research and portfolio management at RBC GAM (US). Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM (US) in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

Kenneth A. Tyszko, CPA, CFA

EQUITY PORTFOLIO MANAGERS

Stephen E. Kylander

Vice President, Senior Portfolio Manager

Steve Kylander is responsible for portfolio management of the RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, he was a portfolio manager and research analyst for Babson Capital Management. Steve’s previous experience also includes strategy consulting, mergers and acquisitions work and investment banking for L.E.K. Consulting, The Yarmouth Group, and First Boston Corporation. He began working in the investment industry in 1986. Steve earned a BA from Dartmouth College and an MBA from Harvard Business School.

Stephen E. Kylander

PERFORMANCE SUMMARY

Average Annual Total Returns as of September 30, 2013 (Unaudited)

RBC SMID Cap Growth Fund (a)

	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A
- Including Maximum Sales Charge of 5.75%	17.90%	16.33%	11.36%	7.77%	11.06%
- At Net Asset Value	25.08%	18.65%	12.69%	8.41%	11.35%	1.35%	1.46%

Class I	25.48%	18.97%	12.98%	8.68%	11.68%	1.10%	1.20%

Russell 2500 Growth Index*	31.95%	19.79%	14.33%	10.46%	10.46%
RBC Enterprise Fund (c)
	1 Year	3 Year	5 Year	10 Year	Since Inception(d)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (f)
- Including Maximum Sales Charge of 5.75%	28.45%	20.09%	11.25%	8.45%	10.94%
- At Net Asset Value	36.31%	22.48%	12.57%	9.09%	11.16%	1.33%	1.54%

Class I (f)	36.69%	22.75%	12.82%	9.35%	11.43%	1.08%	1.29%

Russell 2000 Index*	30.06%	18.29%	11.15%	9.64%	9.50%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 9.

PERFORMANCE SUMMARY

RBC Small Cap Core Fund (g)

	1 Year	3 Year	5 Year	10 Year	Since Inception(h)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (l)
- Including Maximum Sales Charge of 5.75%	25.89%	17.85%	12.28%	9.72%	10.60%
- At Net Asset Value	33.57%	20.20%	13.62%	10.37%	10.89%	1.17%	1.48%

Class I (l)	33.96%	20.49%	13.91%	10.68%	11.18%	0.90%	1.20%

Russell 2000 Index*	30.06%	18.29%	11.15%	9.64%	10.09%
RBC Microcap Value Fund (i)
	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class A (e)
- Including Maximum Sales Charge of 5.75%	26.00%	17.92%	9.97%	8.79%	9.24%
- At Net Asset Value	33.66%	20.28%	11.28%	9.43%	9.49%	1.32%	1.52%

Class I (e)	33.96%	20.57%	11.56%	9.71%	9.76%	1.07%	1.26%

Russell 2000 Value Index*	27.04%	16.57%	9.13%	9.29%	10.25%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 9.

PERFORMANCE SUMMARY

RBC Mid Cap Value Fund

	1 Year	3 Year	Since Inception(k)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class I
- At Net Asset Value	26.93%	16.53%	15.68%	0.90%	4.66%

Russell MidCap Value Index*	27.77%	17.27%	16.82%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect the most recent fiscal year-end (September 30, 2013).

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2015. For Small Cap Core Fund, effective November 27, 2012 the annual rate under the expense limitation agreement is 1.15% for Class A and 0.90% for Class I. Prior to November 27, 2012, the annual rate was 1.30% for Class A and 1.05% for Class I.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a)	The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990.

(c)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(e)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(f)	Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

PERFORMANCE SUMMARY

(g)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(h)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(i)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(k)	The since inception date (commencement of operations) of the Fund is December 31, 2009. The performance of the index since inception of the Fund is calculated from December 31, 2009.

(l)	Class I shares were previously designated Class S shares prior to November 27, 2012.
The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership.

The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell Microcap Index is an unmanaged index that measures the performance of 1000 of the smallest securities in the Russell 2000 Index based on a combination of their market cap and current index membership.

This Page Intentionally Left Blank

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC SMID Cap Growth Fund
Investment Strategy

Seeks long-term growth by primarily investing in high quality, small and mid capitalization companies that display consistent revenue and earnings growth and superior financial characteristics. Utilizing fundamental research, the Fund employs a bottom-up approach and strict risk controls to build a diversified portfolio of stocks that offer above average expected growth with lower than average market risk.

Performance

For the twelve-month period ended September 30, 2013, the Fund had a total return of 25.48% (Class I). That compares to a total return of 31.95% for the Russell 2500 Growth Index, the Fund’s primary benchmark.

Factors That Made Positive Contributions

—         The primary positive contributors to performance during the period were favorable stock selection in the energy, materials and financials sectors.

—         Stock selection in the energy sector was driven by Gulfport Energy which benefited from better than expected financial results, rising oil prices and accelerating production levels.

—        Positive stock selection in the materials sector was led by industrial gas distributor, Airgas and specialty chemical manufacturer, Balchem, which both reported solid quarterly results throughout the period.

—         The Fund’s overweight position in consumer staples, which was the top performing sector for the period, was also a positive contributor to results during the year.

Factors That Detracted From Relative Returns

—         Stock selection in the health care sector was the primary detractor from the Fund in part due to weakness in Edwards Lifesciences which reduced its full year guidance following lower than expected sales of its key heart valve product in the U.S. In addition, our lack of exposure to the more volatile and largely unprofitable biotechnology industry was also a significant headwind during the period.

—         Stock selection in the technology sector detracted from results due to decelerating organic revenue growth rates and mixed earnings results at networking equipment companies Riverbed Technology and F5 Networks.

—        The Fund’s modest cash balance during a period of strong market appreciation also detracted from results during the period.

Mutual fund investing involves risk. Principal loss is possible. Investing in small cap companies involves additional risks, including greater fluctuations in value and lack of liquidity. These risks are more fully described in the prospectus. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC SMID Cap Growth Fund
Long-term capital appreciation.				Investment Objective
Russell 2500 Growth Index				Benchmark
				Asset Allocation (as of 9/30/13) (% of fund’s investments) & Top Five Industries (as of 9/30/13) (% of fund’s net assets)
Tractor Supply Co.	3.13%	Oceaneering International, Inc.	1.90%	Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)
LKQ Corp.	2.95%	MWI Veterinary Supply, Inc.	1.81%
AMETEK, Inc.	2.12%	United Natural Foods, Inc.	1.81%
Pricesmart, Inc.	2.03%	Henry Schein, Inc.	1.75%
Ultimate Software Group, Inc.	1.90%	Towers Watson & Co., Class A	1.75%
*A listing of all portfolio holdings can be found beginning on page 22.
				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC Enterprise Fund
Investment Strategy

Seeks to provide superior long-term growth of capital compared to the Russell 2000 Index while taking a low risk approach to small company investing. The Adviser believes that portfolios of neglected small cap companies with low valuations, long-term attractive business fundamentals and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Performance

For the twelve-month period ending September 30, 2013, the Fund had a total return of 36.69% (Class I). That compares to a total return of 30.06% for the Russell 2000 Index, the Fund’s primary benchmark.

Factors That Made Positive Contributions

—         Favorable stock selection in the information technology sector, particularly within the software industry, was a positive contributor to the Fund’s performance relative to the benchmark (Russell 2000 Index).

—        Favorable energy stock selection also contributed positively to the Fund’s relative performance.

—        Favorable stock selection in the consumer discretionary sector, especially in consumer durables, was an additional positive factor.

—        An overweight in the high performing industrial sector compared to the Russell 2000 Index was also a key factor.

Factors That Detracted From Relative Returns

—         Adverse health care stock selection, particularly among health care service providers, detracted from the Fund’s performance.

—         Adverse stock selection in the materials sector somewhat hindered performance.

—         Cash holdings in a strongly rising equity market also detracted from performance versus the benchmark.

Mutual fund investing involves risk. Principal loss is possible. Investing in small cap companies involves additional risks, including greater fluctuations in value and lack of liquidity. These risks are more fully described in the prospectus. Although the Fund does not generally invest in initial public offerings (IPO’s), it has the ability to. Investment in IPO’s typically involve greater price volatility resulting in increased turnover and expenses as well as the potential for taxable gains.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC Enterprise Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Index				Benchmark
				Asset Allocation (as of 9/30/13) (% of fund’s investments) & Top Five Industries (as of 9/30/13) (% of fund’s net assets)
Tyler Technologies, Inc.	4.44%	AZZ, Inc.	2.71%	Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)
Interactive Intelligence Group, Inc.	4.22%	Tessco Technologies, Inc.	2.62%
		Compass Diversified Holdings	2.61%
Universal Electronics, Inc.	4.19%	Universal Stainless & Alloy Products, Inc.	2.28%
Gulfport Energy Corp.	3.86%
Columbus McKinnon Corp.	2.80%	RG Barry Corp.	2.18%
*A listing of all portfolio holdings can be found beginning on page 25.
				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Performance shown for periods prior to the inception date of Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC Small Cap Core Fund
Investment Strategy

Seeks to provide superior long-term growth of capital compared to the Russell 2000 Index while taking a low risk approach to small company investing. The Adviser believes that portfolios of neglected small cap companies with low valuations, long-term attractive business fundamentals and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.

Performance

For the twelve-month period ending September 30, 2013, the Fund had a total return of 33.96% (Class I). That compares to a total return of 30.06% for the Russell 2000 Index, the Fund’s primary benchmark.

Factors That Made Positive Contributions

—         Favorable stock selection in the information technology sector, particularly within the software industry, was a positive contributor to the Fund’s performance relative to the benchmark (Russell 2000 Index).

—        Favorable energy stock selection also contributed positively to the Fund’s relative performance.

—        An overweight in the high performing industrial sector compared to the Russell 2000 Index was also a key factor.

—        An underweight in the underperforming financials and utilities sectors compared to the Russell 2000 Index was also a contributing factor.

Factors That Detracted From Relative Returns

—         Adverse stock selection in the financial sector, particularly in the insurance industry, detracted from the Fund’s performance.

—         Adverse industrial stock selection somewhat hindered performance.

—         Cash holdings in a strongly rising equity market also detracted from performance versus the benchmark.

Mutual fund investing involves risk. Principal loss is possible. Investing in mid cap, small cap and micro cap companies involves additional risks, including greater fluctuations in value and lack of liquidity. These risks are more fully described in the prospectus. Although the Fund does not generally invest in initial public offerings (IPO’s), it has the ability to. Investment in IPO’s typically involve greater price volatility resulting in increased turnover and expenses as well as the potential for taxable gains.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC Small Cap Core Fund
Long-term growth of capital and income.				Investment Objective
Russell 2000 Index				Benchmark
				Asset Allocation (as of 9/30/13) (% of fund’s investments) & Top Five Industries (as of 9/30/13) (% of fund’s net assets)
Universal Electronics, Inc.	3.12%	EnerSys, Inc.	2.13%	Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)
Tyler Technologies, Inc.	3.00%	Interactive Intelligence Group, Inc.	2.09%
AZZ, Inc.	2.63%	West Pharmaceutical Services, Inc.	1.98%
Gulfport Energy Corp.	2.55%	Grand Canyo n Education, Inc.	1.88%
Compass Diversified Holdings	2.22%
Columbus McKinnon Corp.	2.15%
*A listing of all portfolio holdings can be found beginning on page 29.
				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC Microcap Value Fund
Investment Strategy

Invests in a diversified portfolio of the smallest companies that have been neglected by institutional shareholders. Utilizing a quantitative process to identify value-oriented investments, the Fund strives to achieve long-term growth while offering shareholders some protection from market declines and fluctuations.

Performance

For the twelve-month period ending September 30, 2013, the Fund had a total return of 33.96% (Class I). That compares to a total return of 27.04% for the Russell 2000 Value Index, the Fund’s primary benchmark.

Factors That Made Positive Contributions

—         Favorable stock selection in the materials sector, particularly among chemical companies, was a positive contributor to the Fund’s performance relative to the benchmark (Russell 2000 Value Index).

—        Favorable health care stock selection also contributed positively to the Fund’s relative performance.

—        Overweight positions, compared to the Russell 2000 Value Index, in the relatively high performing industrials and consumer discretionary sectors were also key factors.

—        An underweight in the underperforming financials sector also played a positive part in the Fund’s performance.

Factors That Detracted From Relative Returns

—         Slightly adverse stock selection in the industrial sector detracted from the Fund’s performance.

—         Slightly adverse consumer discretionary stock selection also somewhat hindered performance.

—         Cash holdings in a strongly rising equity market also detracted from performance versus the benchmark.

Mutual fund investing involves risk. Principal loss is possible. Investing in micro cap companies involves additional risks, including greater fluctuations in value and lack of liquidity. These risks are more fully described in the prospectus. Although the Fund does not generally invest in initial public offerings (IPO’s), it has the ability to. Investment in IPO’s typically involve greater price volatility resulting in increased turnover and expenses as well as the potential for taxable gains.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC Microcap Value Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Value Index				Benchmark
				Asset Allocation (as of 9/30/13) (% of fund’s investments) & Top Five Industries (as of 9/30/13) (% of fund’s net assets)
American Pacific Corp.	1.45%	Bancorp, Inc.	0.67%	Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)
Cantel Medical Corp.	0.93%	Tessco Technologies, Inc.	0.66%
Methode Electronics, Inc.	0.93%	Measurement Specialties, Inc.	0.65%
Patrick Industries, Inc.	0.80%	PAM Transportation Services, Inc.	0.62%
Lithia Motors, Inc., Class A	0.77%
On Assignment, Inc.	0.70%
*A listing of all portfolio holdings can be found beginning on page 32.
				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC Mid Cap Value Fund
Investment Strategy

Seeks long-term capital appreciation by investing in common stocks of mid- sized companies that are considered to be undervalued in relation to earnings, dividends and/or assets. The Advisor uses a disciplined, bottom-up approach to select stocks for the Fund’s portfolio with a focus on fundamental research and qualitative analysis.

Performance

For the twelve-month period ending September 30, 2013, the Fund had a total return of 26.93%. That compares to a total return of 27.77% for the Russell Midcap Value Index, the Fund’s primary benchmark.

Factors That Made Positive Contributions

—         Positive stock selection in the financial sector, driven by an underweight in REITs, was a positive contributor to the Fund’s performance.

—         Stock selection was also strong in the materials sector.

—         The Fund benefited from positive stock selection within the consumer cyclical sector, driven in part by exposure to auto parts suppliers.

—         An underweight in utilities stocks also contributed positively to the Fund’s relative performance.

Factors That Detracted From Relative Returns

—         Stock selection within the industrials sector lagged the benchmark sector performance, despite strong absolute returns.

—         Technology stock selection also had a negative impact on the Fund’s relative performance.

Mutual fund investing involves risk. Principal loss is possible. Investing in mid cap companies involves additional risks, including greater fluctuations in value and lack of liquidity. These risks are more fully described in the prospectus. Although the Fund does not generally invest in initial public offerings (IPO’s), it has the ability to. Investment in IPO’s typically involve greater price volatility resulting in increased turnover and expenses as well as the potential for taxable gains.

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC Mid Cap Value Fund
Long-term capital appreciation.				Investment Objective
Russell Midcap Value Index				Benchmark
				Asset Allocation (as of 9/30/13) (% of fund’s investments) & Top Five Industries (as of 9/30/13) (% of fund’s net assets)
Skyworks Solutions, Inc.	4.71%	Gulfport Energy Corp.	2.42%	Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)
KKR Financial Holdings LLC	3.97%	United Rentals, Inc.	2.41%
Noble Corp.	3.73%	Cameron International Corp.	2.39%
Hartford Financial Services Group, Inc.	2.55%	Owens-Illinois, Inc.	2.36%
		KBR, Inc.	2.28%
Avago Technologies Ltd.	2.52%
*A listing of all portfolio holdings can be found beginning on page 43.
				Growth of $10,000 Initial Investment Since Inception (12/31/09)

The graph reflects an initial investment of $10,000 over the period from December 31, 2009 to September 30, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

September 30, 2013

Shares		Value
Common Stocks — 98.33%
Consumer Discretionary — 13.90%
8,000	DSW, Inc., Class A	$682,560
10,000	Fossil Group, Inc.*	1,162,400
13,700	Guess?, Inc.	408,945
69,620	LKQ Corp.*	2,218,093
20,300	Monro Muffler Brake, Inc.	943,747
5,400	Panera Bread Co., Class A*	856,062
35,000	Tractor Supply Co.	2,350,950
14,400	Under Armour, Inc., Class A*	1,144,080
15,600	Vitamin Shoppe, Inc.*	682,500

		10,449,337

Consumer Staples — 5.76%
13,700	Church & Dwight Co., Inc.	822,685
16,000	Pricesmart, Inc.	1,523,840
9,300	TreeHouse Foods, Inc.*	621,519
20,200	United Natural Foods, Inc.*	1,357,844

		4,325,888

Energy — 6.87%
9,200	Dril-Quip, Inc.*	1,055,700
15,200	Gulfport Energy Corp.*	977,968
17,580	Oceaneering International, Inc.	1,428,199
8,500	Oil States International, Inc.*	879,410
17,700	Unit Corp.*	822,873

		5,164,150

Financials — 7.49%
5,800	Affiliated Managers Group, Inc.*	1,059,312
14,800	Eaton Vance Corp.	574,684
12,500	Federated Investors, Inc., Class B	339,500
16,100	First Cash Financial Services, Inc.*	932,995
22,700	HCC Insurance Holdings, Inc.	994,714
25,900	Raymond James Financial, Inc.	1,079,253
7,100	Signature Bank*	649,792

		5,630,250

Health Care — 18.42%
23,040	Catamaran Corp.*	1,058,688
17,600	Cepheid, Inc.*	687,104
8,500	Charles River Laboratories International, Inc.*	393,210
6,700	Edwards Lifesciences Corp.*	466,521
12,700	Henry Schein, Inc.*	1,316,990
10,100	IDEXX Laboratories, Inc.*	1,006,465
10,600	Integra LifeSciences Holdings Corp.*	426,650

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund (cont.)

September 30, 2013

Shares		Value
5,600	Laboratory Corp of America Holdings*	$555,184
4,600	Mettler-Toledo International, Inc.*	1,104,414
9,100	MWI Veterinary Supply, Inc.*	1,359,176
21,000	NuVasive, Inc.*	514,290
20,500	PAREXEL International Corp.*	1,029,715
7,600	Perrigo Co.	937,688
8,700	Varian Medical Systems, Inc.*	650,151
25,800	Volcano Corp.*	617,136
8,800	Waters Corp.*	934,648
19,200	West Pharmaceutical Services, Inc.	790,080

		13,848,110

Industrials — 21.84%
6,700	Alliant Techsystems, Inc.	653,652
34,700	AMETEK, Inc.	1,596,894
13,000	Clean Harbors, Inc.*	762,580
22,440	Donaldson Co., Inc.	855,637
10,380	Expeditors International of Washington, Inc.	457,343
16,300	Flowserve Corp.	1,016,957
8,040	Huron Consulting Group, Inc.*	422,984
11,600	Jacobs Engineering Group, Inc.*	674,888
10,800	Landstar System, Inc.	604,584
13,000	MSC Industrial Direct Co., Inc., Class A	1,057,550
12,600	Polypore International, Inc.*	516,222
18,000	Portfolio Recovery Associates, Inc.*	1,078,920
12,500	Proto Labs, Inc.*	954,875
10,600	Stericycle, Inc.*	1,223,240
10,400	Teledyne Technologies, Inc.*	883,272
12,300	Towers Watson & Co., Class A	1,315,608
16,900	Trimas Corp.*	630,370
17,000	Waste Connections, Inc.	771,970
22,900	Woodward, Inc.	935,007

		16,412,553

Information Technology — 17.53%
10,820	ANSYS, Inc.*	936,146
18,510	Autodesk, Inc.*	762,057
24,200	Bottomline Technologies, Inc.*	674,696
16,600	Cardtronics, Inc.*	615,860
7,400	F5 Networks, Inc.*	634,624
16,400	Global Payments, Inc.	837,712
14,900	Informatica Corp.*	580,653
5,400	Mercadolibre, Inc.	728,514
17,350	Microchip Technology, Inc.	699,032
17,700	MICROS Systems, Inc.*	883,938
18,750	National Instruments Corp.	579,938
12,900	Open Text Corp.	962,985
17,300	Plexus Corp.*	643,560

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund (cont.)

September 30, 2013

Shares		Value
41,400	Riverbed Technology, Inc.*	$604,026
22,100	Synopsys, Inc.*	833,170
9,700	Ultimate Software Group, Inc.*	1,429,780
8,800	WEX, Inc.*	772,200

		13,178,891

Materials — 6.52%
11,400	Airgas, Inc.	1,208,970
15,800	AptarGroup, Inc.	950,054
20,900	Balchem Corp.	1,081,575
10,400	Reliance Steel & Aluminum Co.	762,008
10,500	Sigma-Aldrich Corp.	895,650

		4,898,257

Total Common Stocks		73,907,436

(Cost $43,835,603)
Investment Company — 1.95%
1,467,277	JPMorgan Prime Money Market Fund, Institutional Class	1,467,277

Total Investment Company		1,467,277

(Cost $1,467,277)

Total Investments		$75,374,713
(Cost $45,302,880)(a) — 100.28%

Liabilities in excess of other assets — (0.28)%		(208,672)

NET ASSETS — 100.00%		$75,166,041

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund

September 30, 2013

Shares		Value
Common Stocks — 95.51%
Consumer Discretionary — 21.77%
146,400	Bridgepoint Education, Inc.*	$2,641,056
114,438	Delta Apparel, Inc.*	1,895,093
29,700	Destination Maternity Corp.	944,460
467,418	Destination XL Group, Inc.*	3,024,194
22,500	Gordmans Stores, Inc.	253,125
69,400	Grand Canyon Education, Inc.*	2,795,432
82,900	Kona Grill, Inc.*	963,298
89,500	Libbey, Inc.*	2,128,310
53,830	Mac-Gray Corp.	783,765
20,400	Red Robin Gourmet Burgers, Inc.*	1,450,440
163,300	RG Barry Corp.	3,088,003
181,000	Smith & Wesson Holding Corp.*	1,989,190
30,600	Sodastream International Ltd.*	1,909,134
165,000	Universal Electronics, Inc.*	5,944,950
240,400	Zagg, Inc.*	1,081,800

		30,892,250

Energy — 6.50%
30,708	Geospace Technologies Corp.*	2,588,684
85,100	Gulfport Energy Corp.*	5,475,334
118,700	Synergy Resources Corp.*	1,157,325

		9,221,343

Financials — 10.70%
205,300	Asta Funding, Inc.	1,825,117
70,900	Boston Private Financial Holdings, Inc.	786,990
91,059	CoBiz Financial, Inc.	879,630
207,900	Compass Diversified Holdings	3,704,778
57,400	LaSalle Hotel Properties REIT	1,637,048
27,626	Mercantile Bank Corp.	601,694
74,489	MetroCorp Bancshares, Inc.	1,024,969
51,500	National Interstate Corp.	1,432,215
71,174	Northrim BanCorp, Inc.	1,715,293
60,400	Performant Financial Corp.*	659,568
65,000	Washington Banking Co.	913,900

		15,181,202

Health Care — 5.66%
231,500	BioScrip, Inc.*	2,032,570
82,900	Exactech, Inc.*	1,670,435
49,700	Meridian Bioscience, Inc.	1,175,405
57,200	Streamline Health Solutions, Inc.*	434,720
87,700	US Physical Therapy, Inc.	2,725,716

		8,038,846

Industrials — 21.78%
95,400	Acacia Research Corp.	2,199,924

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

September 30, 2013

Shares		Value
215,700	Air Transport Services Group, Inc.*	$1,615,593
111,456	Allied Defense Group, Inc. (The)*(a)(b)(c)	585,144
92,000	AZZ, Inc.	3,851,120
165,525	Columbus McKinnon Corp.*	3,977,566
65,900	Ducommun, Inc.*	1,890,012
87,100	Ennis, Inc.	1,571,284
47,600	GP Strategies Corp.*	1,248,072
88,200	Greenbrier Cos., Inc.*	2,181,186
199,800	Hudson Technologies, Inc.*	405,594
13,500	Hurco Cos, Inc.	349,110
32,300	Marten Transport Ltd.	553,945
13,869	Mistras Group, Inc.*	235,773
110,900	NN, Inc.	1,725,604
32,725	Old Dominion Freight Line, Inc.*	1,505,023
50,900	Orion Marine Group, Inc.*	529,869
276,700	PGT, Inc.*	2,742,097
55,500	Sparton Corp.*	1,415,250
64,050	Sun Hydraulics Corp.	2,321,813

		30,903,979

Information Technology — 20.16%
45,582	Aspen Technology, Inc.*	1,574,858
154,900	Commtouch Software Ltd.*	416,681
136,774	Computer Task Group, Inc.	2,210,268
35,700	comScore, Inc.*	1,034,229
247,800	Glu Mobile, Inc.*	691,362
77,200	GSI Group, Inc.*	736,488
94,300	Interactive Intelligence Group, Inc.*	5,987,107
135,900	KEYW Holding Corp. (The)*	1,827,855
70,800	NIC, Inc.	1,636,188
56,000	RMG Networks Holding Corp.*	420,560
110,342	Tessco Technologies, Inc.	3,718,525
72,000	Tyler Technologies, Inc.*	6,297,840
184,500	Xyratex Ltd.	2,053,485

		28,605,446

Materials — 7.17%
72,116	Intertape Polymer Group, Inc.	1,045,682
63,700	Koppers Holdings, Inc.	2,716,805
74,800	Landec Corp.*	912,560
264,900	OMNOVA Solutions, Inc.*	2,264,895
99,588	Universal Stainless & Alloy Products, Inc.*	3,239,598

		10,179,540

Telecommunication Services — 0.62%
305,900	Towerstream Corp.*	874,874

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

September 30, 2013

Shares		Value
Utilities — 1.15%
55,800	Unitil Corp.	$1,633,266

Total Common Stocks		135,530,746

(Cost $75,305,178)
Rights/Warrants — 0.01%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	13,957
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*(b)(c)	0

Total Rights/Warrants		13,957

(Cost $0)
Exchange Traded Funds — 0.95%
37,900	SPDR S&P Regional Banking	1,351,135

Total Exchange Traded Funds		1,351,135

(Cost $1,035,441)
Investment Company — 4.47%
6,343,315	JPMorgan Prime Money Market Fund, Institutional Class	6,343,315

Total Investment Company		6,343,315

(Cost $6,343,315)

Total Investments		$143,239,153
(Cost $82,683,934)(d) — 100.94%

Liabilities in excess of other assets — (0.94)%		(1,332,554)

NET ASSETS — 100.00%		$141,906,599

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

September 30, 2013

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is considered illiquid as to its marketability.

The total investment in restricted and illiquid securities representing $585,144 or 0.41% of net assets were as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	9/30/13 Carrying Value Per Unit
111,456	Allied Defense Group, Inc. (The)	12/21/2007	$667,484	$ 5.25
6,203	U.S. Concrete, Inc., Class B Warrants	09/09/2010	$ —	$—

(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund

September 30, 2013

Shares		Value
Common Stocks — 94.17%
Consumer Discretionary — 20.18%
67,500	Ascena Retail Group, Inc.*	$1,345,275
40,200	Destination Maternity Corp.	1,278,360
417,700	Destination XL Group, Inc.*	2,702,519
46,700	Drew Industries, Inc.	2,126,718
68,800	Grand Canyon Education, Inc.*	2,771,264
38,800	Helen of Troy Ltd.*	1,714,960
92,000	Libbey, Inc.*	2,187,760
112,023	RG Barry Corp.	2,118,355
58,500	Sally Beauty Holdings, Inc.*	1,530,360
143,800	Smith & Wesson Holding Corp.*	1,580,362
30,900	Sodastream International Ltd.*	1,927,851
35,775	Steven Madden Ltd.*	1,925,768
127,823	Universal Electronics, Inc.*	4,605,463
46,400	Vera Bradley, Inc.*	953,984
227,700	Zagg, Inc.*	1,024,650

		29,793,649

Consumer Staples — 0.26%
14,300	Nash Finch Co.	377,663

Energy — 5.34%
21,800	Athlon Energy, Inc.*	712,860
9,700	CARBO Ceramics, Inc.	961,367
29,100	Geospace Technologies Corp.*	2,453,130
58,400	Gulfport Energy Corp.*	3,757,456

		7,884,813

Financials — 9.34%
58,000	AMERISAFE, Inc.	2,059,580
41,327	Asta Funding, Inc.	367,397
25,500	Chemical Financial Corp.	711,960
32,800	Community Bank System, Inc.	1,119,136
184,100	Compass Diversified Holdings	3,280,662
159,600	KKR Financial Holdings LLC	1,648,668
52,600	LaSalle Hotel Properties REIT	1,500,152
42,500	ProAssurance Corp.	1,915,050
43,200	Safeguard Scientifics, Inc.*	677,808
72,879	Tower Group International Ltd.	510,153

		13,790,566

Health Care — 6.76%
44,900	Bio-Reference Labs, Inc.*	1,341,612
217,900	BioScrip, Inc.*	1,913,162
68,800	Masimo Corp.	1,832,832
21,600	Meridian Bioscience, Inc.	510,840
46,800	US Physical Therapy, Inc.	1,454,544

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund (cont.)

September 30, 2013

Shares		Value
71,000	West Pharmaceutical Services, Inc.	$2,921,650

		9,974,640

Industrials — 24.21%
75,414	Acacia Research Corp.	1,739,047
283,200	ACCO Brands Corp.*	1,880,448
55,129	Astronics Corp.*	2,740,462
15,500	Atlas Air Worldwide Holdings, Inc.*	714,705
92,622	AZZ, Inc.	3,877,157
7,800	Chart Industries, Inc.*	959,712
131,800	Columbus McKinnon Corp.*	3,167,154
42,800	Ducommun, Inc.*	1,227,504
51,800	EnerSys, Inc.	3,140,634
56,700	GP Strategies Corp.*	1,486,674
89,600	Greenbrier Cos., Inc.*	2,215,808
65,500	Insteel Industries, Inc.	1,054,550
92,900	Interface, Inc.	1,843,136
42,150	Old Dominion Freight Line, Inc.*	1,938,479
11,500	Powell Industries, Inc.*	704,835
80,900	Primoris Services Corp.	2,060,523
26,300	Roadrunner Transportation Systems, Inc.*	742,712
48,900	Sun Hydraulics Corp.	1,772,625
39,400	Wabtec Corp.	2,477,078

		35,743,243

Information Technology — 20.95%
47,400	Aspen Technology, Inc.*	1,637,670
97,839	Computer Task Group, Inc.	1,581,078
48,600	Interactive Intelligence Group, Inc.*	3,085,614
38,700	InterDigital, Inc.	1,444,671
57,900	Liquidity Services, Inc.*	1,943,124
44,400	Measurement Specialties, Inc.*	2,408,256
68,000	NIC, Inc.	1,571,480
52,900	Sapient Corp.*	823,653
86,500	Skyworks Solutions, Inc.*	2,148,660
58,700	Synchronoss Technologies, Inc.*	2,234,122
117,500	Take-Two Interactive Software, Inc.*	2,133,800
72,300	Tessco Technologies, Inc.	2,436,510
50,600	Tyler Technologies, Inc.*	4,425,982
24,300	VistaPrint NV*	1,373,436
150,184	Xyratex Ltd.	1,671,548

		30,919,604

Materials — 6.71%
97,900	FutureFuel Corp.	1,758,284
13,600	Kaiser Aluminum Corp.	969,000
49,200	Koppers Holdings, Inc.	2,098,380
49,300	Landec Corp.*	601,460

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund (cont.)

September 30, 2013

Shares		Value
230,200	OMNOVA Solutions, Inc.*	$1,968,210
77,091	Universal Stainless & Alloy Products, Inc.*	2,507,770

		9,903,104

Utilities — 0.42%
13,200	UNS Energy Corp.	615,384

Total Common Stocks		139,002,666

(Cost $99,307,370)
Exchange Traded Funds — 1.39%
19,300	iShares Russell 2000 Index Fund	2,057,766

Total Exchange Traded Funds		2,057,766

(Cost $1,677,852)
Investment Company — 5.32%
7,855,381	JPMorgan Prime Money Market Fund, Institutional Class	7,855,381

Total Investment Company		7,855,381

(Cost $7,855,381)

Total Investments		$148,915,813
(Cost $108,840,603)(a) — 100.88%

Liabilities in excess of other assets — (0.88)%		(1,303,973)

NET ASSETS — 100.00%		$147,611,840

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund

September 30, 2013

Shares		Value
Common Stocks — 98.19%
Consumer Discretionary — 20.91%
17,500	ALCO Stores, Inc.*	$244,125
3,725	Ambassadors International, Inc.*	20
18,000	Ambow Education Holding Ltd. ADR*(a)(b)	17,100
13,500	America’s Car-Mart, Inc.*	608,985
15,000	Arctic Cat, Inc.	855,750
17,000	Asbury Automotive Group, Inc.*	904,400
800	Biglari Holdings, Inc.*	330,136
10,000	Blyth, Inc.	138,300
46,000	Books-A-Million, Inc.*	110,400
15,127	Bowl America, Inc., Class A	203,458
14,000	Brown Shoe Co., Inc.	328,580
47,500	Build-A-Bear Workshop, Inc.*	331,550
44,000	Carriage Services, Inc.	853,600
11,000	Core-Mark Holding Co., Inc.	730,840
26,000	CSS Industries, Inc.	624,260
34,000	Delta Apparel, Inc.*	563,040
82	Digital Generation, Inc.*	1,060
15,000	E.W. Scripps Co. (The), Class A*	275,250
23,000	Entercom Communications Corp., Class A*	201,940
26,000	Flexsteel Industries, Inc.	649,220
36,000	Fred’s, Inc., Class A	563,400
58,000	Hastings Entertainment, Inc.	146,160
10,000	Haverty Furniture Cos., Inc.	245,300
15,000	Helen of Troy Ltd.*	663,000
32,000	hhgregg, Inc.*	573,120
31,000	Hooker Furniture Corp.	463,450
52,800	Isle of Capri Casinos, Inc.*	399,168
26,800	JAKKS Pacific, Inc.	120,332
24,000	Johnson Outdoors, Inc., Class A*	643,680
82,000	Journal Communications, Inc., Class A*	701,100
36,000	Kid Brands, Inc.*	52,920
50,310	Lakeland Industries, Inc.*	271,674
95,270	Lazare Kaplan International, Inc.*	138,141
37,000	La-Z-Boy, Inc.	840,270
31,000	Lifetime Brands, Inc.	473,990
16,000	Lithia Motors, Inc., Class A	1,167,360
46,000	Luby’s, Inc.*	330,280
33,000	Mac-Gray Corp.	480,480
45,000	Marcus Corp.	653,850
19,000	MarineMax, Inc.*	231,800
7,500	McRae Industries, Inc., Class A	183,750
26,000	Media General, Inc., Class A*	370,760
21,300	Mestek, Inc.	323,760
20,000	Modine Manufacturing Co.*	292,600
19,400	Movado Group, Inc.	848,750
4,000	NACCO Industries, Inc., Class A	221,680

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

September 30, 2013

Shares		Value
10,300	Nobility Homes, Inc.*	$95,275
24,000	OfficeMax, Inc.	306,960
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
18,350	Perry Ellis International, Inc.	345,714
135,000	Point.360*	172,800
90,600	Radio One, Inc., Class D*	243,714
56,000	Red Lion Hotels Corp.*	295,120
22,550	REX American Resources Corp.*	693,187
40,000	Rocky Brands, Inc.	696,400
69,000	Ruby Tuesday, Inc.*	517,500
18,300	Saga Communications, Inc., Class A	812,154
45,150	Salem Communications Corp., Class A	373,842
45,000	Shiloh Industries, Inc.	589,500
26,000	Stage Stores, Inc.	499,200
27,000	Standard Motor Products, Inc.	868,320
33,000	Stein Mart, Inc.	452,760
70,000	Stewart Enterprises, Inc., Class A	919,800
17,000	Strattec Security Corp.	651,950
30,000	Superior Industries International, Inc.	534,900
33,000	Systemax, Inc.	305,910
75,000	Trans World Entertainment Corp.	347,250
38,000	Tuesday Morning Corp.*	580,260
37,000	Unifi, Inc.*	864,320
30,000	Universal Travel Group*(a)(b)(c)	0
54,000	VOXX International Corp.*	739,800
1,397	Walking Co. Holdings, Inc. (The)	12,573
12,400	Weyco Group, Inc.	351,168

		31,643,166

Consumer Staples — 3.91%
12,600	Andersons, Inc. (The)	880,740
61,000	Central Garden and Pet Co.*	429,440
36,000	Chiquita Brands International, Inc.*	455,760
30,000	Ingles Markets, Inc., Class A	861,900
10,000	Nash Finch Co.	264,100
12,000	Oil-Dri Corp. of America	404,880
63,000	Omega Protein Corp.*	640,710
29,000	Prestige Brands Holdings, Inc.*	873,480
45,000	Roundy’s, Inc.	387,000
73,000	Royal Hawaiian Orchards LP	229,950
22,000	Spartan Stores, Inc.	485,320

		5,913,280

Energy — 2.92%
22,600	Basic Energy Services, Inc.*	285,664
42,700	Callon Petroleum Co.*	233,569
17,000	Calumet Specialty Products Partners LP	463,930
31,000	Constellation Energy Partners LLC*	66,340

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

September 30, 2013

Shares		Value
9,000	Global Partners LP	$312,930
27,000	Harvest Natural Resources, Inc.*	144,450
34,000	Knightsbridge Tankers Ltd.	345,780
19,000	Natural Gas Services Group, Inc.*	509,580
30,000	Newpark Resources, Inc.*	379,800
11,000	Niska Gas Storage Partners LLC	169,950
30,000	North American Energy Partners, Inc.*	163,500
14,600	PHI, Inc.*	529,104
13,000	PHI, Inc., Non voting*	490,230
8,000	Rose Rock Midstream LP	255,600
25,000	Teekay Tankers, Ltd., Class A	65,500
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0

		4,415,927

Financials — 21.66%
40,000	Affirmative Insurance Holdings, Inc.*	98,000
9,000	Agree Realty Corp. REIT	271,620
28,000	American Equity Investment Life Holding Co.	594,160
75,000	American Independence Corp.*	746,250
28,900	American Safety Insurance Holdings Ltd.*	872,780
34,190	Ameris Bancorp*	628,412
19,000	Apollo Commercial Real Estate Finance, Inc. REIT	290,130
6,000	Arlington Asset Investment Corp., Class A	142,680
68,000	Asta Funding, Inc.	604,520
20,000	Baldwin & Lyons, Inc., Class B	487,600
47,200	Banc of California, Inc.	652,776
14,000	Banco Latinoamericano de Comercio Exterior SA	348,880
57,600	Bancorp, Inc.*	1,020,672
8,228	Banner Corp.	313,980
100,000	Beverly Hills Bancorp, Inc.*	650
34,000	California First National Bancorp	580,380
21,000	Camco Financial Corp.*	84,630
4,611	Capital Bank Financial Corp., Class A*	101,211
38,000	Capitol Bancorp Ltd.*	323
48,150	Citizens, Inc.*	416,016
118,000	Consumer Portfolio Services*	699,740
18,856	Cowen Group, Inc., Class A*	65,053
35,777	Donegal Group, Inc., Class A	500,520
8,444	Donegal Group, Inc., Class B	152,836
58,040	Dynex Capital, Inc. REIT	509,011
27,000	EMC Insurance Group, Inc.	814,860
22,500	Federal Agricultural Mortgage Corp., Class C	751,050
70,000	Federated National Holding Co.	666,400
34,300	First Defiance Financial Corp.	802,277
11,000	First Financial Corp.	347,270
16,693	First Financial Holdings, Inc.	920,786
48,000	First Merchants Corp.	831,840
38,000	First Place Financial Corp.*	61

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

September 30, 2013

Shares		Value
42,000	First State Bancorporation*	$109
660	Flagstar Bancorp, Inc.*	9,742
2,250	FRMO Corp.*	13,387
8,600	Guaranty Bancorp.	117,734
38,000	HF Financial Corp.	487,920
6,059	Hudson Valley Holding Corp.	113,788
39,600	Independence Holding Co.	565,488
9,000	Infinity Property & Casualty Corp.	581,400
31,000	Intervest Bancshares Corp., Class A*	245,830
8,300	Investors Title Co.	623,330
24,000	Jefferson Bancshares, Inc.*	139,200
24,000	JMP Group, Inc.	148,560
17,000	Kansas City Life Insurance Co.	751,740
34,000	Marlin Business Services Corp.	848,640
68,950	Meadowbrook Insurance Group, Inc.	448,175
91,000	MicroFinancial, Inc.	717,080
15,000	Monmouth Real Estate Investment Corp. REIT, Class A	136,050
52,100	MutualFirst Financial, Inc.	799,214
5,300	National Security Group, Inc.	34,079
4,000	National Western Life Insurance Co., Class A	807,080
11,400	Navigators Group, Inc.*	658,578
44,000	Nicholas Financial, Inc.	716,760
34,000	OFG Bancorp.	550,460
13,000	One Liberty Properties, Inc. REIT	263,640
13,000	Onebeacon Insurance Group, Ltd., Class A	191,880
6,000	Oppenheimer Holdings, Inc., Class A	106,620
18,000	Pacific Mercantile Bancorp*	111,780
2,468	Park Sterling Corp.	15,820
29,000	Peoples Bancorp, Inc.	605,520
6,000	Piper Jaffray Cos.*	205,740
37,900	PMC Commercial Trust REIT	336,173
19,000	Provident Financial Holdings, Inc.	315,590
27,000	Provident New York Bancorp	294,030
20,000	Ramco-Gershenson Properties Trust REIT	308,200
45,674	Reis, Inc.*	738,549
23,000	Resource Capital Corp. REIT	136,620
11,000	Safety Insurance Group, Inc.	582,670
109,000	Signature Group Holdings, Inc.*	130,800
14,000	Simmons First National Corp., Class A	435,260
38,300	Southwest Bancorp, Inc.*	567,223
25,000	Sterling Bancorp NY	343,250
12,000	Stewart Information Services Corp.	383,880
35,600	Sun Bancorp, Inc.*	136,348
46,500	SWS Group, Inc.*	259,470
54,000	TierOne Corp.*(a)(b)(c)	0
52,000	Unico American Corp.	649,480
99,716	United Community Financial Corp.*	387,895
19,000	United Western Bancorp, Inc.*	1,900

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

September 30, 2013

Shares		Value
29,000	Winthrop Realty Trust REIT	$323,350
4,600	Ziegler Cos., Inc. (The)*	115,000

		32,778,406

Health Care — 5.92%
34,000	Albany Molecular Research, Inc.*	438,260
11,000	American Shared Hospital Services*	28,160
40,000	AngioDynamics, Inc.*	528,000
60,000	BioScrip, Inc.*	526,800
22,000	Cambrex Corp.*	290,400
44,250	Cantel Medical Corp.	1,409,363
35,000	Capital Senior Living Corp.*	740,250
22,000	CONMED Corp.	747,780
46,000	Cross Country Healthcare, Inc.*	278,760
40,000	CryoLife, Inc.	280,000
45,000	Five Star Quality Care, Inc.*	232,650
24,970	Hanger, Inc.*	842,987
20,000	Invacare Corp.	345,400
7,100	Kewaunee Scientific Corp.	121,978
10,362	Kindred Healthcare, Inc.	139,162
30,000	Lannett Co., Inc.*	654,600
15,000	MedCath Corp.*(a)(b)(c)	20,550
58,000	PharMerica Corp.*	769,660
40,000	Symmetry Medical, Inc.*	326,400
13,000	Triple-S Management Corp., Class B*	239,070

		8,960,230

Industrials — 22.09%
45,839	Aceto Corp.	716,005
24,000	Aegean Marine Petroleum Network, Inc.	284,640
3,000	Aegion Corp.*	71,190
17,000	Alamo Group, Inc.	831,470
95,000	Allied Motion Technologies, Inc.	768,550
8,000	Altra Holdings, Inc.	215,280
8,000	Ampco-Pittsburgh Corp.	143,360
10,000	AMREP Corp.*	86,900
22,000	Baltic Trading Ltd.	107,580
17,000	CAI International, Inc.*	395,590
30,000	CBIZ, Inc.*	223,200
9,275	Ceco Environmental Corp.	130,585
31,000	Celadon Group, Inc.	578,770
93,525	Cenveo, Inc.*	275,899
2,800	Chicago Rivet & Machine Co.	81,732
13,400	CIRCOR International, Inc.	833,212
12,000	Comfort Systems USA, Inc.	201,720
36,178	Compx International, Inc.	469,590
16,000	Consolidated Graphics, Inc.*	896,960
50,000	Dolan Co. (The)*	113,000

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

September 30, 2013

Shares		Value
24,000	Ducommun, Inc.*	$688,320
19,000	Dycom Industries, Inc.*	531,810
10,750	Eagle Bulk Shipping Inc*	77,185
14,700	Eastern Co. (The)	237,699
9,880	Ecology and Environment, Inc., Class A	115,102
18,000	Encore Wire Corp.	709,920
35,000	Ennis, Inc.	631,400
10,000	EnPro Industries, Inc.*	602,100
24,000	Espey Manufacturing & Electronics Corp.	687,360
56,000	Excel Maritime Carriers Ltd.*	16,520
30,000	Federal Signal Corp.*	386,100
16,000	FLY Leasing Ltd. ADR	222,080
15,000	G&K Services, Inc., Class A	905,850
15,000	Genco Shipping & Trading Ltd.*	58,950
25,000	GenCorp, Inc.*	400,750
38,000	Gibraltar Industries, Inc.*	541,880
10,300	GP Strategies Corp.*	270,066
16,000	Greenbrier Cos., Inc.*	395,680
35,000	Griffon Corp.	438,900
25,750	Hardinge, Inc.	397,838
22,000	Hill International, Inc.*	72,600
23,350	International Shipholding Corp.	640,724
26,000	Jinpan International Ltd.	188,500
6,000	Kadant, Inc.	201,540
12,000	Key Technology, Inc.*	166,680
33,000	Kforce, Inc.	583,770
40,000	Kimball International, Inc., Class B	443,600
9,408	Kratos Defense & Security Solutions, Inc.*	77,898
64,000	LECG Corp.*	192
38,000	LS Starrett Co. (The), Class A	418,000
51,750	LSI Industries, Inc.	436,770
44,000	Lydall, Inc.*	755,480
34,312	Marten Transport Ltd.	588,451
50,000	Meritor, Inc.*	393,000
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
84,294	MFC Industrial Ltd.	708,070
34,000	Miller Industries, Inc.	577,320
34,000	NN, Inc.	529,040
18,800	Northwest Pipe Co.*	618,144
32,000	On Assignment, Inc.*	1,056,000
20,000	Orion Marine Group, Inc.*	208,200
53,600	PAM Transportation Services, Inc.	937,464
5,200	Paragon Shipping, Inc., Class A*	30,056
40,160	Patrick Industries, Inc.*	1,206,808
16,000	Pike Electric Corp.	181,120
29,000	RCM Technologies, Inc.	174,870
24,500	Rush Enterprises, Inc., Class A*	649,495
45,000	Safe Bulkers, Inc.	306,000

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

September 30, 2013

Shares		Value
13,000	Schawk, Inc.	$192,920
13,800	SL Industries, Inc.	337,410
11,000	Standex International Corp.	653,400
41,000	Superior Uniform Group, Inc.	513,320
61,020	Supreme Industries, Inc., Class A*	389,308
5,269	SYKES Enterprises, Inc.*	94,368
26,000	Tredegar Corp.	676,000
3,000	Trex Co., Inc.*	148,590
15,000	Universal Forest Products, Inc.	631,500
16,000	USA Truck, Inc.*	143,360
13,000	Viad Corp.	324,350
38,000	Vitran Corp., Inc.*	187,720
43,200	Volt Information Sciences, Inc.*	324,000
75,000	Willdan Group, Inc.*	277,500
41,000	Willis Lease Finance Corp.*	644,930

		33,429,211

Information Technology — 11.25%
67,300	Acorn Energy, Inc.	397,070
31,000	Anaren, Inc.*	790,500
12,000	Black Box Corp.	367,680
32,000	Blucora, Inc.*	735,360
70,000	CIBER, Inc.*	231,000
50,000	Comarco, Inc.*	8,500
21,000	Communications Systems, Inc.	237,510
33,000	CTS Corp.	520,410
30,000	Digi International, Inc.*	300,300
49,598	Dynamics Research Corp.*	376,945
30,000	Edgewater Technology, Inc.*	158,100
35,000	Electro Rent Corp.	634,900
33,000	Electro Scientific Industries, Inc.	386,430
15,400	ePlus, Inc.	795,872
9,000	Fabrinet*	151,560
21,332	GSI Group, Inc.*	203,507
39,000	Insight Enterprises, Inc.*	737,880
63,375	Integrated Silicon Solution, Inc.*	690,154
15,000	JinkoSolar Holding Co. Ltd. ADR*	338,250
13,000	Kemet Corp.*	54,340
21,000	Magal Security Systems Ltd.*	72,030
18,000	Measurement Specialties, Inc.*	976,320
4,285	Mediabistro, Inc.*	6,342
50,000	Methode Electronics, Inc.	1,400,000
39,000	Newport Corp.*	609,570
29,000	Oplink Communications, Inc.*	545,780
83,000	Optical Cable Corp.	332,000
56,000	PC Connection, Inc.	845,040
67,000	Perceptron, Inc.	715,560
120,000	Performance Technologies, Inc.*	345,600

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

September 30, 2013

Shares		Value
37,930	Photronics, Inc.*	$296,992
47,000	Richardson Electronics Ltd.	534,390
9,000	Rosetta Stone, Inc.*	146,070
29,000	Rudolph Technologies, Inc.*	330,600
70,000	Sigmatron International, Inc.*	378,700
13,000	STR Holdings, Inc.*	28,990
29,500	Tessco Technologies, Inc.	994,150
8,000	Vishay Precision Group, Inc.*	116,400
14,286	WPCS International, Inc.*	40,001
15,000	XO Group, Inc.*	193,800

		17,024,603

Materials — 6.05%
40,200	American Pacific Corp.*	2,201,352
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
20,000	China Green Agriculture, Inc.*	91,000
18,000	Friedman Industries, Inc.	180,000
5,000	Hawkins, Inc.	188,700
18,000	Innospec, Inc.	839,880
11,000	Materion Corp.	352,660
25,000	Myers Industries, Inc.	502,750
8,000	Neenah Paper, Inc.	314,480
10,400	North American Palladium Ltd.*	9,984
21,000	Olympic Steel, Inc.	583,380
38,000	Penford Corp.*	544,160
14,251	PolyOne Corp.	437,648
6,000	Quaker Chemical Corp.	438,300
21,000	Schulman (A), Inc.	618,660
11,000	Stepan Co.	635,030
75,000	Thompson Creek Metals Co., Inc.*	269,250
16,000	Universal Stainless & Alloy Products, Inc.*	520,480
3,200	Vulcan International Corp.	102,880
25,000	Wausau Paper Corp.	324,750

		9,155,344

Telecommunication Services — 0.48%
30,000	Premiere Global Services, Inc.*	298,800
30,000	USA Mobility, Inc.	424,800

		723,600

Utilities — 3.00%
18,000	American States Water Co.	496,080
6,108	California Water Service Group	124,115
14,990	Chesapeake Utilities Corp.	786,825
21,500	Connecticut Water Service, Inc.	691,440
18,000	Delta Natural Gas Co., Inc.	397,620
18,600	Empire District Electric Co. (The)	402,876
28,400	Middlesex Water Co.	607,476

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

September 30, 2013

Shares		Value
17,800	SJW Corp.	$498,756
18,476	Unitil Corp.	540,793

		4,545,981

Total Common Stocks		148,589,748

(Cost $121,170,927)
Preferred Stock — 0.53%
3,122	Alere, Inc.	810,159

Total Preferred Stock		810,159

(Cost $504,723)
Exchange Traded Funds — 0.26%
2,700	iShares Russell Microcap Index Fund	184,545
13,400	PowerShares Zacks Micro Cap Portfolio	206,896

Total Exchange Traded Funds		391,441

(Cost $210,668)
Rights/Warrants — 0.00%
32,000	Southern Community Financial Corp. Rights*(a)(b)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	8,066
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*(a)(b)	0

Total Rights/Warrants		8,066

(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

September 30, 2013

Principal Amount		Value
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares

Investment Company — 1.12%
1,688,061	JPMorgan Prime Money Market Fund, Institutional Class	1,688,061

Total Investment Company		1,688,061

(Cost $1,688,061)

Total Investments		$151,487,475
(Cost $123,574,379)(d) — 100.10%

Liabilities in excess of other assets — (0.10)%		(155,350)

NET ASSETS — 100.00%		$151,332,125

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

September 30, 2013

*	Non-income producing security.
(a)	This security is considered illiquid as to its marketability.

The total investment in restricted and illiquid securities representing $37,650 or 0.02% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	9/30/13 Carrying Value Per Unit
18,000	Ambow Education Holding Ltd. ADR	11/16/2011	$123,967	$0.95
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
15,000	MedCath Corp.	05/23/2008	$306,542	$1.37
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
32,000	Southern Community Financial Corp. Rights	10/02/2012	$—	$—
54,000	Tier One Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
3,585	U.S. Concrete, Inc., Class B Warrants	09/09/2010	$—	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(b)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Mid Cap Value Fund

September 30, 2013

Shares		Value
Common Stocks — 96.53%
Consumer Discretionary — 10.33%
610	ANN INC.*	$22,094
350	Ascena Retail Group, Inc.*	6,975
350	Brunswick Corp.	13,969
890	Dana Holding Corp.	20,328
780	Jarden Corp.*	37,752
440	Mattel, Inc.	18,418
1,130	Newell Rubbermaid, Inc.	31,075
1,930	Taylor Morrison Home Corp., Class A*	43,715
961	Tenneco, Inc.*	48,531
910	TRW Automotive Holdings Corp.*	64,892

		307,749

Consumer Staples — 0.14%
45	Energizer Holdings, Inc.	4,102

Energy — 17.11%
1,220	Cameron International Corp.*	71,211
300	Concho Resources, Inc.*	32,643
880	Dresser-Rand Group, Inc.*	54,912
510	Geospace Technologies Corp.*	42,993
1,120	Gulfport Energy Corp.*	72,061
2,940	Noble Corp.	111,044
330	PBF Energy, Inc.	7,409
970	QEP Resources, Inc.	26,859
670	Rowan Companies Plc*	24,602
670	Tesoro Corp.	29,467
620	Tidewater, Inc.	36,760

		509,961

Financials — 18.86%
760	American Financial Group, Inc.	41,086
600	CIT Group, Inc.*	29,262
1,750	Fifth Third Bancorp	31,570
590	First Republic Bank	27,512
2,440	Hartford Financial Services Group, Inc.	75,933
1,020	HCC Insurance Holdings, Inc.	44,696
5,020	Huntington Bancshares, Inc.	41,465
11,460	KKR Financial Holdings LLC	118,382
930	LaSalle Hotel Properties REIT	26,524
990	Reinsurance Group of America, Inc.	66,320
1,050	STAG Industrial, Inc. REIT	21,126
1,260	Unum Group	38,354

		562,230

Health Care — 7.44%
750	AmerisourceBergen Corp.	45,825
510	Centene Corp.*	32,620
920	Mylan, Inc.*	35,116

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Mid Cap Value Fund (cont.)

September 30, 2013

Shares		Value
450	Teleflex, Inc.	$37,026
380	Universal Health Services, Inc., Class B	28,496
1,870	Warner Chilcott Plc	42,729

		221,812

Industrials — 12.15%
480	Acacia Research Corp.	11,069
2,070	ACCO Brands Corp.*	13,745
600	Fluor Corp.	42,576
2,080	KBR, Inc.	67,891
270	Kirby Corp.*	23,369
545	Old Dominion Freight Line, Inc.*	25,065
620	Owens Corning*	23,548
1,090	Spirit Airlines, Inc.*	37,354
450	Triumph Group, Inc.	31,599
1,230	United Rentals, Inc.*	71,697
610	Werner Enterprises, Inc.	14,231

		362,144

Information Technology — 17.29%
890	AOL, Inc.*	30,776
1,220	Arrow Electronics, Inc.*	59,207
1,740	Avago Technologies Ltd.	75,029
640	Avnet, Inc.	26,694
360	Coherent, Inc.	22,122
1,550	Fairchild Semiconductor International, Inc.*	21,529
1,930	Jabil Circuit, Inc.	41,842
1,420	Microchip Technology, Inc.	57,212
500	NXP Semiconductor NV*	18,605
5,650	Skyworks Solutions, Inc.*	140,346
680	Web.Com Group, Inc.*	21,991

		515,353

Materials — 8.16%
470	Allegheny Technologies, Inc.	14,344
220	Ashland, Inc.	20,346
250	Carpenter Technology Corp.	14,527
1,560	Crown Holdings, Inc.*	65,957
604	Cytec Industries, Inc.	49,141
2,340	Owens-Illinois, Inc.*	70,247
120	Reliance Steel & Aluminum Co.	8,792

		243,354

Utilities — 5.05%
2,650	Calpine Corp.*	51,489
1,280	CMS Energy Corp.	33,690
920	Edison International	42,375
510	NorthWestern Corp.	22,909

		150,463

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Mid Cap Value Fund (cont.)

September 30, 2013

Shares		Value

Total Common Stocks		$2,877,168

(Cost $2,486,226)
Investment Company — 3.68%
109,808	JPMorgan Prime Money Market Fund, Institutional Class	109,808

Total Investment Company		109,808

(Cost $109,808)

Total Investments		$2,986,976
(Cost $2,596,034)(a) — 100.21%

Liabilities in excess of other assets — (0.21)%		(6,399)

NET ASSETS — 100.00%		$2,980,577

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

September 30, 2013

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Assets:
Investments, at value (cost $45,302,880, $82,683,934, $108,840,603, $123,574,379 and $2,596,034, respectively)	$75,374,713	$143,239,153	$148,915,813	$151,487,475	$2,986,976
Interest and dividends receivable	11,833	66,306	69,223	105,857	2,222
Receivable from advisor	—	—	—	—	5,790
Receivable for capital shares issued	18,926	5,933	18,028	46,830	—
Receivable for investments sold	—	—	145,922	—	55,268
Prepaid expenses	24,701	25,932	23,994	27,310	11,014

Total Assets	75,430,173	143,337,324	149,172,980	151,667,472	3,061,270

Liabilities:
Payable for capital shares redeemed	158,002	2,922	34,962	164,406	—
Payable for investments purchased	—	1,281,759	1,404,610	—	54,377
Accrued expenses and other payables:
Investment advisory fees	56,029	83,637	58,242	92,759	—
Administration fees	4,307	7,967	8,266	8,561	171
Audit fees	19,748	19,748	19,748	19,748	19,748
Trustees’ fees	11	17	15	19	—
Distribution fees	10,443	1,572	5,227	4,231	—
Shareholder reports	3,022	6,764	4,280	9,800	11
Transfer agent fees	6,427	19,856	19,206	27,244	633
Other	6,143	6,483	6,584	8,579	5,753

Total Liabilities	264,132	1,430,725	1,561,140	335,347	80,693

Net Assets	$75,166,041	$141,906,599	$147,611,840	$151,332,125	$2,980,577

Net Assets Consist Of:
Capital	$40,542,118	$79,014,114	$103,113,816	$133,159,034	$2,385,706
Undistributed net investment income (loss)	(375,120)	64,651	—	928,047	1,124
Accumulated net realized gains (losses) from investment transactions and foreign currency	4,927,210	2,272,615	4,422,814	(10,668,052)	202,805
Net unrealized appreciation (depreciation) on investments and foreign currency	30,071,833	60,555,219	40,075,210	27,913,096	390,942

Net Assets	$75,166,041	$141,906,599	$147,611,840	$151,332,125	$2,980,577

Net Assets:
Class A	$13,619,751	$ 3,024,539	$ 9,185,505	$ 6,416,679	$ N/A
Class I	61,546,290	138,882,060	138,426,335	144,915,446	2,980,577

Total	$75,166,041	$141,906,599	$147,611,840	$151,332,125	$2,980,577

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	846,109	114,213	300,828	255,625	N/A
Class I	3,605,957	5,133,616	4,401,706	5,765,913	241,398

Total	4,452,066	5,247,829	4,702,534	6,021,538	241,398

Net Asset Values and Redemption Prices per Share:
Class A(a)	$16.10	$26.48	$30.53	$25.10	N/A

Class I	$17.07	$27.05	$31.45	$25.13	$12.35

Maximum Offering Price Per Share:
Class A	$17.08	$28.10	$32.39	$26.63	N/A

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%	N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

FINANCIAL STATEMENTS
Statements of Operations

For the Year Ended September 30, 2013

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Investment Income:
Dividend income	$475,762	$2,017,428	$1,416,113	$2,855,126	$35,984
Foreign tax withholding	(1,174)	(2,110)	—	(20,203)	—

Total Investment Income	474,588	2,015,318	1,416,113	2,834,923	35,984

Expenses:
Investment advisory fees	472,177	1,116,634	862,297	1,228,982	17,862
Distribution fees - Class A	79,993	5,318	15,516	13,937	—
Distribution fees - Class C	68	730	205	982	—
Accounting fees	28,375	31,039	30,022	31,830	25,130
Administration fees	50,591	90,553	75,291	102,415	1,914
Audit fees	35,473	35,473	35,473	35,474	35,131
Custodian fees	3,481	2,701	6,003	3,108	10,311
Insurance fees	6,988	6,988	6,988	6,988	6,988
Legal fees	2,204	5,400	2,344	3,638	1,341
Registration and filing fees	67,373	70,823	68,933	65,133	10,141
Shareholder reports	21,928	55,994	25,533	49,584	58
Transfer agent fees	115,091	136,291	106,256	189,905	3,698
Trustees’ fees	1,704	3,049	2,437	3,478	64
Other fees	8,199	8,680	8,712	21,025	6,281

Total expenses before fee waiver/reimbursement	893,645	1,569,673	1,246,010	1,756,479	118,919
Expenses waived/reimbursed by:
Advisor	(71,591)	(259,664)	(313,858)	(279,945)	(95,953)

Net Expenses	822,054	1,310,009	932,152	1,476,534	22,966

Net Investment Income (Loss)	(347,466)	705,309	483,961	1,358,389	13,018

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	5,314,408	6,348,690	5,070,971	6,835,847	261,787
Net change in unrealized appreciation/depreciation on investments and foreign currency	10,388,736	31,397,215	25,513,582	31,945,681	325,044

Net realized/unrealized gains from investments	15,703,144	37,745,905	30,584,553	38,781,528	586,831

Change in net assets resulting from operations	$15,355,678	$38,451,214	$31,068,514	$40,139,917	$599,849

See notes to the financial statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

From Investment Activities:
Operations:
Net investment loss	$(347,466)	$(407,829)
Net realized gains from investment transactions	5,314,408	7,443,324
Net change in unrealized appreciation/depreciation on investments	10,388,736	9,027,154

Change in net assets resulting from operations	15,355,678	16,062,649

Distributions to Class A Shareholders:
From net realized gains	(3,485,068)	—

Distributions to Class I Shareholders:
From net realized gains	(3,769,090)	—

Change in net assets resulting from shareholder distributions	(7,254,158)	—

Capital Transactions:
Proceeds from shares issued	32,715,374	4,716,505
Distributions reinvested	7,233,484	—
Cost of shares redeemed	(37,348,493)	(15,009,736)

Change in net assets resulting from capital transactions	2,600,365	(10,293,231)

Net increase in net assets	10,701,885	5,769,418

Net Assets:
Beginning of year	64,464,156	58,694,738

End of year	$75,166,041	$64,464,156

Distributions in excess of net investment income	$(375,120)	$(314,732)

Share Transactions:
Issued	2,007,523	345,260
Reinvested	537,266	—
Redeemed	(2,392,460)	(1,052,116)

Change in shares resulting from capital transactions	152,329	(706,856)

See notes to financial statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets (cont.)

	RBC Enterprise Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

From Investment Activities:
Operations:
Net investment income	$705,309	$116,265
Net realized gains from investment transactions	6,348,690	7,128,315
Net change in unrealized appreciation/depreciation on investments	31,397,215	24,580,055

Change in net assets resulting from operations	38,451,214	31,824,635

Distributions to Class A Shareholders:
From net investment income	(2,313)	—

Distributions to Class I Shareholders:
From net investment income	(334,648)	—

Change in net assets resulting from shareholder distributions	(336,961)	—

Capital Transactions:
Proceeds from shares issued	106,784,122	748,576
Distributions reinvested	310,577	—
Cost of shares redeemed	(113,188,122)	(15,873,250)

Change in net assets resulting from capital transactions	(6,093,423)	(15,124,674)

Net increase in net assets	32,020,830	16,699,961

Net Assets:
Beginning of year	109,885,769	93,185,808

End of year	$141,906,599	$109,885,769

Distributions in excess of net investment income/ Undistributed net investment income	$64,651	$(209,710)

Share Transactions:
Issued	5,510,993	41,447
Reinvested	15,219	—
Redeemed	(5,817,313)	(918,447)

Change in shares resulting from capital transactions	(291,101)	(877,000)

See notes to financial statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets (cont.)

	RBC Small Cap Core Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

From Investment Activities:
Operations:
Net investment income (loss)	$483,961	$(12,429)
Net realized gains from investment transactions	5,070,971	4,286,467
Net change in unrealized appreciation/depreciation on investments	25,513,582	9,352,938

Change in net assets resulting from operations	31,068,514	13,626,976

Distributions to Class A Shareholders:
From net investment income	(15,421)	—
From net realized gains	(306,540)	(114,102)

Distributions to Class I Shareholders:
From net investment income	(355,306)	—
From net realized gains	(4,545,667)	—

Distributions to Class C Shareholders:
From net realized gains	—	(2,165)

Distributions to Class S Shareholders:
From net realized gains	—	(3,133,890)

Change in net assets resulting from shareholder distributions	(5,222,934)	(3,250,157)

Capital Transactions:
Proceeds from shares issued	123,286,270	11,022,145
Distributions reinvested	5,099,117	3,156,261
Cost of shares redeemed	(64,014,082)	(11,259,350)

Change in net assets resulting from capital transactions	64,371,305	2,919,056

Net increase in net assets	90,216,885	13,295,875

Net Assets:
Beginning of year	57,394,955	44,099,080

End of year	$147,611,840	$57,394,955

Distributions in excess of net investment income	$—	$(155,231)

Share Transactions:
Issued	4,738,387	463,429
Reinvested	208,833	138,809
Redeemed	(2,535,144)	(465,461)

Change in shares resulting from capital transactions	2,412,076	136,777

See notes to financial statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets (cont.)

	RBC Microcap Value Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

From Investment Activities:
Operations:
Net investment income	$1,358,389	$915,992
Net realized gains from investment transactions and foreign currency	6,835,847	2,806,671
Net change in unrealized appreciation/depreciation on investments	31,945,681	30,680,322

Change in net assets resulting from operations	40,139,917	34,402,985

Distributions to Class A Shareholders:
From net investment income	(34,892)	(11,983)

Distributions to Class I Shareholders:
From net investment income	(1,115,172)	—

Distributions to Class S Shareholders:
From net investment income	—	(747,686)

Change in net assets resulting from shareholder distributions	(1,150,064)	(759,669)

Capital Transactions:
Proceeds from shares issued	127,187,420	11,171,807
Distributions reinvested	1,084,994	730,943
Cost of shares redeemed	(147,289,542)	(24,642,615)

Change in net assets resulting from capital transactions	(19,017,128)	(12,739,865)

Net increase in net assets	19,972,725	20,903,451

Net Assets:
Beginning of year	131,359,400	110,455,949

End of year	$151,332,125	$131,359,400

Undistributed net investment income	$928,047	$683,001

Share Transactions:
Issued	6,826,930	630,909
Reinvested	56,070	44,897
Redeemed	(7,804,172)	(1,445,726)

Change in shares resulting from capital transactions	(921,172)	(769,920)

See notes to financial statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets (cont.)

	RBC Mid Cap Value Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

From Investment Activities:
Operations:
Net investment income	$13,018	$18,268
Net realized gains from investment transactions	261,787	102,423
Net change in unrealized appreciation/depreciation on investments	325,044	404,813

Change in net assets resulting from operations	599,849	525,504

Distributions to Class I Shareholders:
From net investment income	(33,292)	(16,837)
From net realized gains	(99,652)	(310,191)

Change in net assets resulting from shareholder distributions	(132,944)	(327,028)

Capital Transactions:
Proceeds from shares issued	240,075	75
Distributions reinvested	132,945	327,014
Cost of shares redeemed	(43,947)	(66)

Change in net assets resulting from capital transactions	329,073	327,023

Net increase in net assets	795,978	525,499

Net Assets
Beginning of year	2,184,599	1,659,100

End of year	$2,980,577	$2,184,599

Undistributed net investment income	$1,124	$21,577

Share Transactions:
Issued	21,288	7
Reinvested	12,983	35,238
Redeemed	(4,201)	(7)

Change in shares resulting from capital transactions	30,070	35,238

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund		(Selected data for a share outstanding throughout the years indicated)
		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2013	$14.61	(0.09)(a)	3.35	(b)	3.26	(1.77)	(1.77)	$16.10
Year Ended September 30, 2012	11.41	(0.10)(a)	3.30	(b)	3.20	—	—	14.61
Year Ended September 30, 2011	10.94	(0.10)(a)	0.57	(b)	0.47	—	—	11.41
Year Ended September 30, 2010	8.89	(0.08)(a)	2.13	(b)	2.05	—	—	10.94
Year Ended September 30, 2009	10.18	(0.04)(a)	(1.17)	(b)	(1.21)	(0.08)	(0.08)	8.89
Class I
Year Ended September 30, 2013	$15.34	(0.06)(a)	3.56	(b)	3.50	(1.77)	(1.77)	$17.07
Year Ended September 30, 2012	11.95	(0.07)(a)	3.46	(b)	3.39	—	—	15.34
Year Ended September 30, 2011	11.43	(0.07)(a)	0.59	(b)	0.52	—	—	11.95
Year Ended September 30, 2010	9.27	(0.06)(a)	2.22	(b)	2.16	—	—	11.43
Year Ended September 30, 2009	10.58	(0.02)(a)	(1.21)	(b)	(1.23)	(0.08)	(0.08)	9.27

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

			Ratios/Supplemental Data
	Total Return*(a)		Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets		Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2013	25.08%		$ 13,620	1.35%	(0.65%	)	1.46%	16%
Year Ended September 30, 2012	28.16%		29,755	1.35%	(0.77%	)	1.60%	10%
Year Ended September 30, 2011	4.21%		23,593	1.35%	(0.75%	)	1.61%	13%
Year Ended September 30, 2010	23.06%		21,940	1.35%	(0.81%	)	1.79%	89%
Year Ended September 30, 2009	(11.61%	)	19,421	1.35%	(0.47%	)	1.88%	62%
Class I
Year Ended September 30, 2013	25.48%		$ 61,546	1.10%	(0.40%	)	1.20%	16%
Year Ended September 30, 2012	28.37%		32,825	1.10%	(0.52%	)	1.35%	10%
Year Ended September 30, 2011	4.55%		33,835	1.10%	(0.49%	)	1.35%	13%
Year Ended September 30, 2010	23.30%		41,121	1.10%	(0.57%	)	1.54%	89%
Year Ended September 30, 2009	(11.36%	)	40,098	1.10%	(0.21%	)	1.38%	62%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2013	$19.45	0.06(a)	6.99	(b)	7.05	(0.02)	—	(0.02)	$ 26.48
Year Ended September 30, 2012	14.27	(0.02)(a)	5.20	(b)	5.18	—	—	—	19.45
Year Ended September 30, 2011	14.43	(0.07)(a)	(0.09)	(b)	(0.16)	—	—	—	14.27
Year Ended September 30, 2010	13.37	(0.05)(a)	1.11	(b)	1.06	—	—	—	14.43
Year Ended September 30, 2009	16.95	(0.02)(a)	(1.98)	(b)	(2.00)	—	(1.58)	(1.58)	13.37
Class I
Year Ended September 30, 2013	$19.85	0.10(a)	7.16	(b)	7.26	(0.06)	—	(0.06)	$ 27.05
Year Ended September 30, 2012	14.53	0.12(a)	5.20	(b)	5.32	—	—	—	19.85
Year Ended September 30, 2011	14.67	(0.04)(a)	(0.10)	(b)	(0.14)	—	—	—	14.53
Year Ended September 30, 2010	13.57	(0.01)(a)	1.11	(b)	1.10	—	—	—	14.67
Year Ended September 30, 2009	17.13	0.01(a)	(1.99)	(b)	(1.98)	—	(1.58)	(1.58)	13.57

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2013	36.31%	$ 3,025	1.33%	0.25%	1.54%	16%
Year Ended September 30, 2012	36.30%	1,387	1.33%	(0.12%)	1.58%	13%
Year Ended September 30, 2011	(1.11%)	1,320	1.33%	(0.44%)	1.57%	27%
Year Ended September 30, 2010	7.93%	2,426	1.33%	(0.35%)	1.76%	22%
Year Ended September 30, 2009	(8.83%)	3,320	1.33%	(0.15%)	2.01%	20%
Class I
Year Ended September 30, 2013	36.69%	$ 138,882	1.08%	0.44%	1.29%	16%
Year Ended September 30, 2012	36.61%	27	0.99%	0.67%	1.26%	13%
Year Ended September 30, 2011	(0.96%)	3,378	1.08%	(0.25%)	1.29%	27%
Year Ended September 30, 2010	8.11%	25,999	1.08%	(0.10%)	1.51%	22%
Year Ended September 30, 2009	(8.60%)	25,543	1.08%	0.06%	1.50%	20%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2013	$24.45	0.09(a)	7.65	(b)	7.74	(0.08)	(1.58)	(1.66)	$30.53
Year Ended September 30, 2012	20.02	(0.06)(a)	5.89	(b)	5.83	—	(1.40)	(1.40)	24.45
Year Ended September 30, 2011	19.99	(0.09)(a)	0.12	(b)	0.03	—	—	—	20.02
Year Ended September 30, 2010	17.04	(0.09)(a)	3.04	(b)	2.95	—	—	—	19.99
Year Ended September 30, 2009	21.27	(0.03)(a)	(2.17)	(b)	(2.20)	—	(2.03)	(2.03)	17.04
Class I(c)
Year Ended September 30, 2013	$25.11	0.12(a)	7.92	(b)	8.04	(0.12)	(1.58)	(1.70)	$31.45
Year Ended September 30, 2012	20.49	—(a)(b)	6.02	(b)	6.02	—	(1.40)	(1.40)	25.11
Year Ended September 30, 2011	20.41	(0.02)(a)	0.10	(b)	0.08	—	—	—	20.49
Year Ended September 30, 2010	17.35	(0.04)(a)	3.10	(b)	3.06	—	—	—	20.41
Year Ended September 30, 2009	21.55	0.01(a)	(2.18)	(b)	(2.17)	—	(2.03)	(2.03)	17.35

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2013	33.57%	$9,186	1.17%††	0.34%	1.48%	26%
Year Ended September 30, 2012	29.76%	4,117	1.30%	(0.27%)	1.77%	35%
Year Ended September 30, 2011	0.20%	1,420	1.30%	(0.37%)	1.80%	40%
Year Ended September 30, 2010	17.31%	519	1.47%†	(0.48%)	2.28%	31%
Year Ended September 30, 2009	(7.07%)	656	1.55%	(0.20%)	2.65%	47%
Class I(b)
Year Ended September 30, 2013	33.96%	$138,426	0.90%††	0.47%	1.20%	26%
Year Ended September 30, 2012	30.08%	53,147	1.05%	(0.01%)	1.52%	35%
Year Ended September 30, 2011	0.39%	42,647	1.05%	(0.09%)	1.54%	40%
Year Ended September 30, 2010	17.64%	43,441	1.22%†	(0.21%)	2.04%	31%
Year Ended September 30, 2009	(6.81%)	40,205	1.30%	0.04%	2.16%	47%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
†	Beginning May 26, 2010, the net operating expenses were contractually limited to 1.30% and 1.05% of average daily net assets for Class A and Class I (formerly Class S) respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2010.
††	Beginning November 27, 2012, the net operating expenses were contractually limited to 1.15% and 0.90% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2013.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the per- formance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Year
Class A
Year Ended September 30, 2013	$18.91	0.15(a)	6.18	(b)	6.33	(0.14)	—	(0.14)	$25.10
Year Ended September 30, 2012	14.30	0.09(a)	4.57	(b)	4.66	(0.05)	—	(0.05)	18.91
Year Ended September 30, 2011	14.59	0.05(a)	(0.32)	(b)	(0.27)	(0.02)	—	(0.02)	14.30
Year Ended September 30, 2010	13.15	0.02(a)	1.44	(b)	1.46	(0.02)	—	(0.02)	14.59
Year Ended September 30, 2009	16.38	0.05(a)	(2.30)	(b)	(2.25)	(0.03)	(0.95)	(0.98)	13.15
Class I(c)
Year Ended September 30, 2013	$18.93	0.20(a)	6.18	(b)	6.38	(0.18)	—	(0.18)	$25.13
Year Ended September 30, 2012	14.33	0.13(a)	4.58	(b)	4.71	(0.11)	—	(0.11)	18.93
Year Ended September 30, 2011	14.62	0.08(a)	(0.30)	(b)	(0.22)	(0.07)	—	(0.07)	14.33
Year Ended September 30, 2010	13.19	0.05(a)	1.44	(b)	1.49	(0.06)	—	(0.06)	14.62
Year Ended September 30, 2009	16.47	0.08(a)	(2.32)	(b)	(2.24)	(0.09)	(0.95)	(1.04)	13.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Year (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Year Ended September 30, 2013	33.66%	$6,417	1.32%	0.69%	1.52%	4%
Year Ended September 30, 2012	32.62%	4,289	1.32%	0.51%	1.60%	5%
Year Ended September 30, 2011	(1.85%)	3,852	1.32%	0.28%	1.60%	2%
Year Ended September 30, 2010	11.12%	6,968	1.32%	0.12%	1.64%	9%
Year Ended September 30, 2009	(11.74%)	8,358	1.32%	0.50%	1.87%	17%
Class I(b)
Year Ended September 30, 2013	33.96%	$144,915	1.07%	1.08%	1.26%	4%
Year Ended September 30, 2012	32.97%	126,432	1.07%	0.76%	1.35%	5%
Year Ended September 30, 2011	(1.59%)	105,991	1.07%	0.51%	1.35%	2%
Year Ended September 30, 2010	11.33%	145,979	1.07%	0.37%	1.39%	9%
Year Ended September 30, 2009	(11.47%)	162,465	1.07%	0.76%	1.37%	17%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Year Ended September 30, 2013	$10.34	0.06(a)	2.59	—	2.65	(0.16)	(0.48)	(0.64)	$12.35
Year Ended September 30, 2012	9.42	0.09(a)	2.69	—	2.78	(0.10)	(1.76)	(1.86)	10.34
Year Ended September 30, 2011	10.80	0.13(a)	(0.52)	—	(0.39)	(0.47)	(0.52)	(0.99)	9.42
Period Ended September 30, 2010(b)	10.00	0.02(a)	0.78	—	0.80	—	—	—	10.80

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios/Supplemental Data
	Total Return*(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate
Class I
Year Ended September 30, 2013	26.93%	$2,981	0.90%	0.51%	4.66%	113%
Year Ended September 30, 2012	31.73%	2,185	0.90%	0.89%	5.31%	160%
Year Ended September 30, 2011	(5.35%)	1,659	0.90%	1.12%	5.59%	174%
Period Ended September 30, 2010(b)	8.00%(c)	1,753	0.90%(d)	0.26%(d)	12.64%(d)	161%

*	Excludes sales charge.
**	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.
(c)	Not Annualized.
(d)	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2013

1.Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 14 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

The SMID Cap Growth, Enterprise, Small Cap Core & Microcap Value Funds offer two share classes: Class A and Class I shares. On November 27, 2012, Class C shares were converted to Class A shares for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund and the Microcap Value Fund and Class S shares were converted to Class I shares for SMID Cap Growth Fund and Enterprise Fund. For the Small Cap Core Fund and Microcap Value Fund, which did not previously have Class I shares, the Class S shares were redesignated as Class I shares. The Mid Cap Value Fund offers Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and are generally categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less than 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may

NOTES TO FINANCIAL STATEMENTS

include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

— Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

— Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

— Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2013 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Securities
SMID Cap Growth Fund	$75,374,713(a)	$—	$—	$75,374,713
Enterprise Fund	142,654,009(a)	—	585,144	143,239,153
Small Cap Core Fund	148,915,813(a)	—	—	148,915,813
Microcap Value Fund	150,999,582(a)	450,243(b)	37,650	151,487,475
Mid Cap Value Fund	2,986,976(a)	—	—	2,986,976

(a) The breakdown of the Funds’ investments into major categories is disclosed in the Schedules of Portfolio Investments.

(b) Represents securities in the Consumer Discretionary ($334,484) and Financials ($115,759) sections of the Schedule of Portfolio Investments.

The Funds did not have any liabilities that were measured at fair value on a recurring basis at September 30, 2013.

NOTES TO FINANCIAL STATEMENTS

During the year ended September 30, 2013, the Funds except Microcap Value Fund recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $157,050 were due to the absence of an active trading market for the securities on September 30, 2013. Securities were transferred from Level 2 to Level 1 in the amount of $1,013,142 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Enterprise Fund	Microcap Value Fund
(Common Stocks-Industrials)	(Common Stocks- Consumer Discretionary)	(Common Stocks- Health Care)

Balance as of 09/30/12 (value)	$592,946	$—	$20,550
Transfers in	—	74,160(a)	—
Change in unrealized appreciation (depreciation) *	(7,802)	(57,060)	—

Balance as of 09/30/13 (value)	$585,144	$17,100	$20,550

(a) This security was transferred to Level 3 due to lack of a current market quotation and was valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at September 30, 2013.

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

In December 2011, the Financial Accounting Standards Board “FASB” issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, Fund Management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS

In June 2013, the FASB issued Accounting Standards Update No. 2013-8 “Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements “ that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years.

Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no Repurchase Agreements held at September 30, 2013.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations,

NOTES TO FINANCIAL STATEMENTS

which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, foreign currency transactions, distribution redesignations and prior year spillbacks), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

For the year ended September 30, 2013, permanent difference reclassification amounts were as follows:

	Increase/(Decrease) Paid in Capital	Increase/(Decrease) Undistributed Net Investment Income/(Loss)	Increase/(Decrease) Accumulated Realized Gain/(Loss)
SMID Cap Growth Fund	$(286,704)	$287,078	$ (374)
Enterprise Fund	—	(93,987)	93,987
Small Cap Core Fund	—	41,997	(41,997)
Microcap Value Fund	(7,298)	36,721	(29,423)
Mid Cap Value Fund	(58)	(179)	237

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 million	1.00%
	Over $30 million	0.90%
Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Mid Cap Value Fund	All Net Assets	0.70%

On September 25, 2012, the Board approved a revised investment advisory agreement with respect to the Small Cap Core Fund, which became effective on November 27, 2012. Prior to November 27, 2012, this Fund paid RBC GAM (US) a monthly fee of 1.00% of its average daily net assets up to $30 million and 0.90% of its average net assets over $30 million.

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until January 31, 2015.

	Class A Annual Rate	Class I Annual Rate
SMID Cap Growth Fund	1.35%	1.10%
Enterprise Fund	1.33%	1.08%
Small Cap Core Fund	1.15%*	0.90%*
Microcap Value Fund	1.32%	1.07%
Mid Cap Value Fund	N/A	0.90%

* Prior to November 27, 2012, the annual rate for Small Cap Core Fund under the expense limitation agreement was 1.05% for Class I and 1.30% for Class A.

NOTES TO FINANCIAL STATEMENTS

Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. At September 30, 2013, the amounts subject to possible recoupment under the expense limitation agreement are $71,591, $259,664, $313,858, $279,945 and $95,953 for SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Mid Cap Value Fund, respectively. There was no recoupment of expense reimbursements/waivers during the year. Amounts from prior years are no longer subject to recoupment.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. BNY Mellon receives a fee for its services payable by each Fund based on each Funds’ average net assets. RBC GAM (US)’s fee is listed as “Administration fees” in the Statements of Operations. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $32,500 ($35,000 effective October 1, 2013). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,000 ($1,500 effective October 1, 2013) for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the year ended September 30, 2013, there were no fees waived by the Distributor.

NOTES TO FINANCIAL STATEMENTS

For the year ended September 30, 2013, the Distributor received commissions of $7,474 from front-end sales charges of Class A shares of the Funds, of which $1,175 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor also received $4 from CDSC fees from Class A shares of the Funds during the year ended September 30, 2013.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the year ended September 30, 2013 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$10,690,761	$15,320,276
Enterprise Fund	18,978,044	22,448,108
Small Cap Core Fund	82,783,898	24,764,344
Microcap Value Fund	5,242,174	13,667,374
Mid Cap Value Fund	3,038,703	2,803,968

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, certain of the Funds use directed brokerage transactions through LJR Recapture Services (“LJR”) and its correspondent brokers. A portion of the commissions paid for portfolio transactions under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued and automatic conversion of shares	$4,171,057	$3,649,188	$1,364,420	$25,337
Distributions reinvested	3,481,292	—	1,817	—
Cost of shares redeemed	(27,571,388)	(4,088,727)	(428,084)	(390,716)

Change in Class A	$(19,919,039)	$(439,539)	$938,153	$(365,379)

Class I
Proceeds from shares issued and automatic conversion of shares	$28,511,907	$736,237	$105,332,536	$15,674
Distributions reinvested	3,752,192	—	308,760	—
Cost of shares redeemed	(7,897,027)	(10,826,058)	(7,324,115)	(4,040,056)

Change in Class I	$24,367,072	$(10,089,821)	$98,317,181	$(4,024,382)

Class C
Proceeds from shares issued	$—	$1,000	$200	$2,163
Cost of shares redeemed and automatic conversion of shares	(42,627)	(8,164)	(458,829)	(89,032)

Change in Class C	$(42,627)	$(7,164)	$(458,629)	$(86,869)

NOTES TO FINANCIAL STATEMENTS

	SMID Cap Growth Fund		Enterprise Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
(cont.)
Class S
Proceeds from shares issued	$32,410	$330,080	$86,966	$705,402
Cost of shares redeemed and automatic conversion of shares	(1,837,451)	(86,787)	(104,977,094)	(11,353,446)

Change in Class S	$(1,805,041)	$243,293	$(104,890,128)	$(10,648,044)

Change in net assets resulting from capital transactions	$2,600,365	$(10,293,231)	$(6,093,423)	$(15,124,674)

SHARE TRANSACTIONS:
Class A
Issued and automatic conversion of shares	293,943	272,105	61,757	1,378
Reinvested	266,154	—	91	—
Redeemed	(1,751,257)	(302,731)	(18,979)	(22,550)

Change in Class A	(1,191,160)	(30,626)	42,869	(21,172)

Class I
Issued and automatic conversion of shares	1,711,459	49,928	5,444,648	822
Reinvested	271,112	—	15,128	—
Redeemed	(515,970)	(742,826)	(327,537)	(231,882)

Change in Class I	1,466,601	(692,898)	5,132,239	(231,060)

Class C
Issued	—	73	12	133
Redeemed and automatic conversion of shares	(3,189)	(592)	(26,356)	(5,702)

Change in Class C	(3,189)	(519)	(26,344)	(5,569)

Class S
Issued	2,121	23,154	4,576	39,114
Redeemed and automatic conversion of shares	(122,044)	(5,967)	(5,444,441)	(658,313)

Change in Class S	(119,923)	17,187	(5,439,865)	(619,199)

Change in shares resulting from capital transactions	152,329	(706,856)	(291,101)	(877,000)

	Small Cap Core Fund		Microcap Value Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued and automatic conversion of shares	$4,991,741	$2,569,134	$2,119,245	$268,046
Distributions reinvested	317,029	111,284	30,911	10,572
Cost of shares redeemed	(1,734,788)	(458,588)	(1,676,190)	(989,798)

Change in Class A	$3,573,982	$2,221,830	$473,966	$(711,180)

Class I
Proceeds from shares issued and automatic conversion of shares	$116,533,690	$—	$123,550,649	$—
Distributions reinvested	4,782,088	—	1,054,083	—
Cost of shares redeemed	(7,800,072)	—	(20,010,064)	—

Change in Class I	$113,515,706	$—	$104,594,668	$—

Class C
Proceeds from shares issued	$—	$92,400	$482	$14,592
Distributions reinvested	—	2,164	—	—
Cost of shares redeemed and automatic conversion of shares	(129,781)	(8,470)	(623,403)	(171,936)

Change in Class C	$(129,781)	$86,094	$(622,921)	$(157,344)

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
(cont.)
Class S
Proceeds from shares issued	$1,760,839	$8,360,611	$1,517,044	$10,889,169
Distributions reinvested	—	3,042,813	—	720,371
Cost of shares redeemed and automatic conversion of shares	(54,349,441)	(10,792,292)	(124,979,885)	(23,480,881)

Change in Class S	$(52,588,602)	$611,132	$(123,462,841)	$(11,871,341)

Change in net assets resulting from capital transactions	$64,371,305	$2,919,056	$(19,017,128)	$(12,739,865)

SHARE TRANSACTIONS:
Class A
Issued and automatic conversion of shares	181,819	112,203	102,426	15,196
Reinvested	13,326	5,013	1,596	648
Redeemed	(62,716)	(19,744)	(75,205)	(58,358)

Change in Class A	132,429	97,472	28,817	(42,514)

Class I
Issued and automatic conversion of shares	4,485,646	—	6,642,749	—
Reinvested	195,507	—	54,474	—
Redeemed	(279,447)	—	(931,310)	—

Change in Class I	4,401,706	—	5,765,913	—

Class C
Issued	—	4,398	28	895
Reinvested	—	105	—	—
Redeemed and automatic conversion of shares	(5,818)	(405)	(35,792)	(10,311)

Change in Class C	(5,818)	4,098	(35,764)	(9,416)

Class S
Issued	70,922	346,828	81,727	614,818
Reinvested	—	133,691	—	44,249
Redeemed and automatic conversion of shares	(2,187,163)	(445,312)	(6,761,865)	(1,377,057)

Change in Class S	(2,116,241)	35,207	(6,680,138)	(717,990)

Change in shares resulting from capital transactions	2,412,076	136,777	(921,172)	(769,920)

	Mid Cap Value Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$240,075	$75
Distributions reinvested	132,945	327,014
Cost of shares redeemed	(43,947)	(66)

Change in net assets resulting from capital transactions	$329,073	$327,023

SHARE TRANSACTIONS:
Class I
Issued	21,288	7
Reinvested	12,983	35,238
Redeemed	(4,201)	(7)

Change in shares resulting from capital transactions	30,070	35,238

NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2010, 2011, 2012 and 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalities, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties.

As of September 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$45,566,793	$30,395,018	$(587,098)	$29,807,920
Enterprise Fund	82,694,759	63,948,734	(3,404,340)	60,544,394
Small Cap Core Fund	108,983,510	42,872,031	(2,939,728)	39,932,303
Microcap Value Fund	123,829,686	57,033,961	(29,376,172)	27,657,789
Mid Cap Value Fund	2,636,948	404,788	(54,760)	350,028

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) and the timing of income recognition in Partnerships.

The tax character of distributions during the fiscal year ended September 30, 2013 was as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$15,398	$7,238,760	$7,254,158	$7,254,158
Enterprise Fund	336,961	—	336,961	336,961
Small Cap Core Fund	1,115,602	4,107,332	5,222,934	5,222,934
Microcap Value Fund	1,150,064	—	1,150,064	1,150,064
Mid Cap Value Fund	131,308	1,636	132,944	132,944

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended September 30, 2012 was as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$—	$—	$—
Enterprise Fund	—	—	—	—
Small Cap Core Fund	—	3,250,157	3,250,157	3,250,157
Microcap Value Fund	759,669	—	759,669	759,669
Mid Cap Value Fund	281,975	45,053	327,028	327,028

As of September 30, 2013, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Gain	Accumulated Earnings	Accumulated Capital Loss Carryforwards	Deferred Qualified Late-Year Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Losses)
SMID Cap Growth Fund	$—	$5,291,650	$5,291,650	$—	$(475,647)	$29,807,920	$34,623,923
Enterprise Fund	64,651	2,283,440	2,348,091	—	—	60,544,394	62,892,485
Small Cap Core Fund	1,426,639	3,139,082	4,565,721	—	—	39,932,303	44,498,024
Microcap Value Fund	1,339,429	—	1,339,429	(10,824,127)	—	27,657,789	18,173,091
Mid Cap Value Fund	112,297	132,546	244,843	—	—	350,028	594,871

As of September 30, 2013, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Capital Loss Carryforward	Expires
Microcap Value Fund	$10,824,127	2018

During the year ended September 30, 2013, the Funds utilized capital loss carryforwards in the amounts of $4,116,972 and $6,775,153, for the Enterprise Fund and the Microcap Value Fund, respectively.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund had deferred qualified late-year ordinary losses of $375,120 and deferred short-term qualified late-year capital losses of $100,527, which will be treated as arising on the first business day of the fiscal year ending September 30, 2014.

8. Market Timing

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS

During the year ended September 30, 2013, the redemption fees collected by the Funds which are included in the cost of shares redeemed on the Statement of Changes in Net Assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 59
Enterprise Fund	297
Small Cap Core Fund	137
Microcap Value Fund	597

9. Soft Dollars

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of September 30, 2013, certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except the following:

On September 24, 2013, the Board approved a revision to the expense limitation agreement for SMID Cap Growth Fund whereby effective November 27, 2013, the net annual fund operating expenses of the separate share classes of the Fund shall be 1.10% for Class A and 0.85% for Class I.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of RBC Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC SMID Cap Growth Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Microcap Value Fund and RBC Mid Cap Value Fund (collectively the “Funds”), five of the portfolios constituting the RBC Funds Trust (the “Trust”), as of September 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the Funds’ custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the RBC Funds Trust referred to above, as of September 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

November 26, 2013

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to report the maximum amount allowable as taxed at a maximum rate of 15%.

Complete information will be reported in conjunction with your 2013 Form 1099-DIV.

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended September 30, 2013, the following Funds had a qualified dividend income percentage of:

Qualified Dividend Income
SMID Cap Growth Value Fund	100%
Enterprise Fund	100%
Small Cap Core Fund	41.48%
Microcap Value Fund	100%
Mid Cap Value Fund	22.57%

For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended September 30, 2013 qualify for the corporate dividends received deduction:

Dividends Received Deduction
SMID Cap Growth Fund	100%
Enterprise Fund	100%
Small Cap Core Fund	38.50%
Microcap Value Fund	100%
Mid Cap Value Fund	21.49%

The following Funds report a portion of the income dividends distributed during the fiscal year ended September 30, 2013, as qualified interest income as defined in the Internal Revenue Code:

Qualified Interest Income
Enterprise Fund	0.09%
Small Cap Core Fund	0.79%
Microcap Value Fund	0.14%
Mid Cap Value Fund	0.31%

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The following Funds report a portion of the income dividends distributed during the fiscal year ended September 30, 2013, as qualified short term gains:

Qualified Short-term Gains
SMID Cap Growth Value Fund	100%
Small Cap Core Fund	100%
Mid Cap Value Fund	100%

MANAGEMENT (Unaudited)
Independent Trustees(1)(2)

T. Geron Bell (72)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Chairman of the Executive Board of the Minnesota Twins (2011 to present); prior thereto President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002-2011); President of the Minnesota Twins Baseball Club Incorporated (1987-2002)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Lucy Hancock Bode (62)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Healthcare consultant (self-employed) (1986 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: BioSignia

Leslie H. Garner Jr. (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and CEO, The Greater Cedar Rapids Community Foundation (2010 to present); previously, President, Cornell College (1994 to 2010)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Ronald James (62)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (64)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Vice President and Treasurer, Hall Family Foundation (1988 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

H. David Rybolt (71)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Consultant, HDR Associates (management consulting) (1985 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

MANAGEMENT (Unaudited)
Independent Trustees(1)(2)

James R. Seward (61)

Position, Term of Office and Length of Time Served with the Trust: Chairman of the Board and Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Private investor (2000 to present); CFA (1987 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Syntroleum Corporation; Brookdale Senior Living Inc.

William B. Taylor (68)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2005

Principal Occupation(s) During Past 5 Years: Consultant (2003 to present); previously Partner, Ernst & Young LLP (1982 to 2003)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: William Henry Insurance, LLC; Kansas City Symphony; University of Kansas Medical Center Research Institute

Interested Trustees(1)(2)(3)

Kathleen A. Gorman (49)(5)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Executive Officers(1)(3)(4)

Kathleen A. Gorman (49)

Position, Term of Office and Length of Time Served with the Trust: President and Chief Executive Officer since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

James A. Gallo (49)

Address: BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA 19406

Position, Term of Office and Length of Time Served with the Trust: Treasurer since October 2007

Principal Occupation(s) During Past 5 Years: Senior Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (2002 to present)

MANAGEMENT (Unaudited)
Executive Officers(1)(3)(4)

Kathleen A. Hegna (46)

Position, Term of Office and Length of Time Served with the Trust: Chief Financial Officer and Principal Accounting Officer since May 2009 Principal Occupation(s) During Past 5 Years: Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC Global Asset Management (U.S.) Inc. (2009 to present); Senior Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Christina M. Moore (45)

Position, Term of Office and Length of Time Served with the Trust: Chief Compliance Officer since December 2012 and Assistant Secretary since March 2013

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, RBC Funds (2012-present); Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006-2012)

Lee Thoresen (42)

Position, Term of Office and Length of Time Served with the Trust: Chief Legal Officer and Secretary since March 2008

Principal Occupation(s) During Past 5 Years: Senior Associate General Counsel, RBC Capital Markets, LLC (2006-present)

(1)	Except as otherwise noted, the address of each Trustee/Officer is RBC Funds Trust, 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2)	All Trustees must retire on or before December 31 of the year in which they reach age 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.
(3)	On December 31, 2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC Global Asset Management (U.S.) Inc. for prior periods are deemed to be references to the prior entity.
(4)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.
(5)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Funds’ Statement of Additional Information includes information about the Funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-422-2766.

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer two share classes. These two share classes are the A and I classes.

Class A

Class A shares of all Funds except Mid Cap Value are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Equity Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period* 4/1/13-9/30/13	Annualized Expense Ratio During Period 4/1/13-9/30/13

SMID Cap Growth Fund	ClassA	$1,000.00	$1,120.40	$7.18	1.35%
	Class I	1,000.00	1,121.60	5.85	1.10%

Enterprise Fund	ClassA	1,000.00	1,159.90	7.20	1.33%
	ClassI	1,000.00	1,161.50	5.85	1.08%

Small Cap Core Fund	ClassA	1,000.00	1,140.50	6.17	1.15%
	ClassI	1,000.00	1,142.00	4.83	0.90%

Microcap Value Fund	ClassA	1,000.00	1,146.10	7.10	1.32%
	Class I	1,000.00	1,147.50	5.76	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,085.20	4.70	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one-half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period* 4/1/13-9/30/13	Annualized Expense Ratio During Period 4/1/13-9/30/13

SMID Cap Growth Fund	ClassA	$1,000.00	$1,018.30	$6.83	1.35%
	Class I	1,000.00	1,019.55	5.57	1.10%

Enterprise Fund	ClassA	1,000.00	1,018.40	6.73	1.33%
	Class I	1,000.00	1,019.65	5.47	1.08%

Small Cap Core Fund	ClassA	1,000.00	1,019.30	5.82	1.15%
	Class I	1,000.00	1,020.56	4.56	0.90%

Microcap Value Fund	ClassA	1,000.00	1,018.45	6.68	1.32%
	Class I	1,000.00	1,019.70	5.42	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,020.56	4.56	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one-half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2013, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements (“Agreements”) with the Advisor for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the advisory services performed by the Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Funds, and the Funds’ performance, fees and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss the information and the Advisor’s ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate securities index benchmarks as well as fund peer group comparative information provided by an independent third-party as requested by the Board. The Trustees also reviewed supplemental information from the Advisor.

The Trustees recognized the strong research and fundamental analysis capabilities of the Advisor’s investment staff and their extensive portfolio management experience, as well as the Advisor’s operational and compliance structure and systems. The Trustees noted that the performance of each of the Funds was favorable relative to fund peer groups for the one, three and five year periods ended June 30, 2013, with the RBC Small Cap Core Fund in the first or second quintile for each of the one, three, five and ten year periods.

The Trustees reviewed comparative advisory fee and expense information for each Fund, together with information regarding the Advisor’s contractual agreement to subsidize Fund expenses at competitive levels through expense limitation agreements. The Trustees noted that advisory fees and expense ratios were competitive. With respect to the RBC SMID Cap Growth Fund, the Trustees approved the Advisor’s proposal to further subsidize the Fund’s expenses by an additional 25 basis points annually in order to improve the Fund’s competitive positioning. The Trustees also reviewed reports from the Advisor regarding its management of other investment client accounts with similar strategies, including the advisory fees paid and the reasons for differences in fees. The Trustees reviewed profitability data — including year-over-year variances — for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollar research and other fall-out benefits, including the Advisor’s role as co-administrator of the Funds and the fees paid by the Funds for such services.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to the Advisor were fair and reasonable in light of the nature and quality of services provided under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interests of the Funds and their shareholders for the Trustees to approve the continuation of the Agreements and the expense limitation agreements for the Funds. In arriving at their collective decision to approve the renewal of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2013.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management, Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ  AR  09-13

	RBC Funds

About Your Annual Report	This annual report includes detailed information about your Fund including financial statements, performance, and a complete list of holdings.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and additional performance information are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

	Letter from the Chief Investment Officer	1
	Money Market Portfolio Managers	3
	Performance Summary	4
	Schedules of Portfolio Investments	7
	Financial Statements
	- Statements of Assets and Liabilities	36
	- Statements of Operations	38
	- Statements of Changes in Net Assets	39
	Financial Highlights	42
	Notes to Financial Statements	48
	Report of Independent Registered Public Accounting Firm	59
	Other Federal Income Tax Information	60
	Management	61
	Supplemental Information	64
	Approval of Investment Advisory Agreement	66

LETTER FROM THE CHIEF INVESTMENT OFFICER

At RBC, we understand the critical role our funds play in helping our shareholders manage their liquidity needs while striving to ensure their wealth is preserved. Throughout the past year, the RBC Funds continued to provide solid financial solutions for our shareholders. In the context of that objective, we are pleased to report that all components of our money market funds performed as expected during the past fiscal year and in a manner that was consistent with our benchmarks. In spite of the funds’ competitive performance, the broader money market fund industry continues to be challenged by uncertainty pertaining to pending regulatory changes as well as ultra-low market yields on eligible investments. The Federal Reserve and central banks across the globe continue to hold interest rates at exceptionally low levels.

The outlook for monetary policy shifted in a meaningful way over the summer months of 2013 when the Federal Reserve began contemplating a tapering of its program of bond purchases. At this time, this action may begin sometime in the last quarter of 2013 or in early 2014. The speed and intensity of this summer’s bond market selloff in response to the announcement of this plan caught many off guard, but it was also not entirely unexpected. Prior to the selloff, longer term interest rates were at unsustainably low levels. There is an important distinction between buying fewer bonds – which is what the Fed proposes to do – and liquidating its entire holdings, let alone raising the fed funds rate. The general consensus is that easing back on the bond buying program will be a long and gradual process. However, any central bank actions to gradually increase short-term interest rates are not likely to occur until well into the year 2015, in our view.

Looking forward, we will seek opportunities to positively impact performance using our conservative list of approved issuers, by investing in what we believe are the strongest industrial and financial institutions, while maintaining appropriate levels of liquidity. We will also maintain a highly diversified and liquid portfolio, and we will remain proactive in monitoring areas of risk across all market sectors. Our approved list of issuers will continue to reflect the thorough and conservative nature of our credit review process. Depending on how the efforts unfold as the central bank begins a tapering of their buying activities, there may be an intermittent impact for short-term investors related to credit spreads, market rates, and the liquidity of certain short-term instruments. Through all these ups and downs, investors who have remained focused on their financial objectives within the appropriate broad context have generally been successful. Thank you for your continued confidence and trust in the RBC Funds.

Sincerely,

Michael Lee, CFA
CEO, President and Chief Investment Officer
RBC Global Asset Management (U.S.) Inc.

1

LETTER FROM THE CHIEF INVESTMENT OFFICER

Past performance is not a guarantee of future results.

Opinions expressed are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Diversification does not assure a profit or protect against a loss in a declining market.

An investment in a Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. These risks are more fully described in the prospectus.

2

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of each of the Money Market Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Raye C. Kanzenbach, CFA

Senior Managing Director, Senior Portfolio Manager

Raye Kanzenbach leads the Municipal Research Team within RBC GAM (US)’s fixed income group. Raye has extensive experience researching and investing in municipal securities. His research responsibilities include tax-exempt money market securities, general obligations, and revenue bonds. Before joining RBC GAM (US) in 1983, Raye worked at First Bank, where he managed the firm’s municipal and money market trust funds. He was also previously an investment officer at The St. Paul Companies. Raye began his career in the investment industry in 1973. He earned a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder.

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for several cash management and core solutions, including the Money Market Funds. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the rates research team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Chad Rice, CFA

Vice President, Portfolio Manager

Chad Rice is a member of the Municipal Research Team and is a portfolio manager for the Tax-Free Money Market Fund. His research responsibilities include tax-exempt money market securities and taxable and tax-exempt general obligations and revenue bonds. Chad joined RBC GAM (US) in 2011 from Sentry Insurance, where he was a senior portfolio manager responsible for municipal portfolio management for the firm’s property and casualty and life insurance businesses. He joined Sentry in 2003 after completing his MS in Finance, Investments, and Banking at the University of Wisconsin- Madison School of Business. While attending the Applied Security Analysis Program at Wisconsin, Chad was selected to co-manage a fixed-income portfolio, which spurred his interest in investment research. He earned a BS from the University of Wisconsin-Stevens Point and began his professional career as a medical technologist doing immunohematological testing for Marshfield Clinic Laboratory. Chad is a CFA charterholder and member of the National Federation of Municipal Analysts.

3

PERFORMANCE SUMMARY

RBC Money Market Funds
RBC Money Market Funds

The RBC Money Market Funds seek to achieve the highest level of current income as is consistent with prudent investment management emphasizing the safety of principal and the maintenance of suitable liquidity. The Funds invest in a variety of highly rated money market instruments. In the Tax-Free Money Market Fund, investments are made in highly rated debt obligations that pay interest exempt from federal income taxes and the alternative minimum tax.

The RBC Money Market Funds are not benchmarked to industry indices, although their performance is evaluated against each Fund’s respective peer group as reported by several service providers.

Taxable Money Market Funds

The Federal Reserve continues to hold market yields at exceptionally low levels. Similar actions have been taken by central banks across the other developed economies in an effort to promote a sustainable economic recovery. Here in the U.S., this has been true both at the short end of the yield curve, where they typically exert their influence through monetary policy, and at the longer end of the curve through unconventional quantitative easing actions in recent years. Central banks remain resolute in their support of global economic growth, and this trend is unlikely to change in the near term. We do not foresee a change to current U.S. monetary policy until the year 2015.

The impact of central bank policies on the money market fund industry continues to be dramatic. The outlook for monetary policy shifted in a meaningful way over the summer when the Fed began musing about tapering its program of bond purchases sometime in the second half of 2013. Prior to the selloff, longer term interest rates were at unsustainably low levels. There is an important distinction between buying fewer bonds – which is what the Fed proposes – and liquidating its entire holdings, let alone raising the fed funds rates. By all accounts, easing back on the bond buying program will be a long and gradual process, and the latter two actions are still several years away. This summer’s rise in interest rates had no positive impact on short-term interest rates, which remain near zero.

Tax-Free Money Market Fund	Interest rates on securities with short maturities remained very low during the year. This was true this included the short maturity tax-exempt securities held by the Fund. The great majority of the Fund’s assets have effective maturities of 7 days or less, which provides very strong liquidity. The balance of the portfolio is invested in high quality securities with maturities of 2 weeks to 13 months. The average maturity of the Fund was a bit shorter than the average of other tax-exempt money market funds and provides the Fund with added liquidity. We consider the portfolio to be well diversified among a large number of high quality issuers.

4

PERFORMANCE SUMMARY

Each of the RBC Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

				Investment Objective
	Total Return for the Year Ended September 30, 2013	SEC 7-Day Annualized Yield (1)
		September 30, 2013	September 30, 2012
Prime Money Market Fund
RBC Institutional Class 1	0.06%	0.01%	0.11%
RBC Institutional Class 2	0.01%	0.01%	0.01%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%
U.S. Government Money Market Fund
RBC Institutional Class 1	0.01%	0.01%	0.01%
RBC Institutional Class 2	0.01%	0.01%	0.01%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%
Tax-Free Money Market Fund
RBC Institutional Class 1 (2)	0.00%	0.00%	0.01%
RBC Institutional Class 2	0.01%	0.01%	0.01%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%

(1)    As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

(2) There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to September 30, 2013.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

5

	PERFORMANCE SUMMARY

Asset Allocation
	Money Market Maturity Schedules
	as a percentage of value of investments based on effective maturity as of September 30, 2013.

		Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
	Less than 8 days	37.1%	59.0%	80.3%
	8 to 14 Days	7.3%	1.0%	0.0%
	15 to 30 Days	15.8%	12.4%	3.3%
	31 to 180 Days	35.3%	20.5%	9.2%
	181 to 365 Days	4.5%	7.1%	7.2%

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

September 30, 2013

Principal Amount		Value
Asset Backed Commercial Paper — 3.28%
Finance - Diversified Domestic — 3.28%
$ 25,000,000	Cancara Asset Securitisation LLC, 0.15%, 10/7/13(a)(b)	$24,999,375
25,000,000	Cancara Asset Securitisation LLC, 0.18%, 11/12/13(a)(b)	24,994,750
75,000,000	Cancara Asset Securitisation LLC, 0.19%, 10/21/13(a)(b)	74,992,083
48,000,000	Cancara Asset Securitisation LLC, 0.20%, 11/1/13(a)(b)	47,991,733
25,000,000	Cancara Asset Securitisation LLC, 0.21%, 1/13/14(a)(b)	24,985,194
15,000,000	Collateralized Commercial Paper II Co., LLC, 0.18%, 10/1/13(a)(b)	15,000,000
50,000,000	Kells Funding LLC, 0.20%, 10/1/13(a)(b)	50,000,000
50,000,000	Kells Funding LLC, 0.23%, 11/15/13(a)(b)	50,000,066
50,000,000	Kells Funding LLC, 0.23%, 12/3/13(a)(b)	50,000,000
15,000,000	Kells Funding LLC, 0.23%, 3/6/14(a)(b)	14,985,050
50,000,000	Kells Funding LLC, 0.23%, 3/10/14(a)(b)	50,000,000

Total Asset Backed Commercial Paper		427,948,251

(Cost $427,948,251)
Commercial Paper — 40.39%
Banks - Australia & New Zealand — 3.80%
65,000,000	Australia & New Zealand Banking Group Ltd., 0.26%, 6/5/14(a)(b)	64,993,967
50,000,000	Commonwealth Bank Australia, 0.26%, 5/15/14(a)(b)	50,002,656
50,000,000	Commonwealth Bank Australia, 0.30%, 4/4/14(a)(b)	50,000,000
76,000,000	Commonwealth Bank Australia, 0.31%, 11/15/13(a)(b)	76,013,566
50,000,000	National Australia Funding, Inc., 0.18%, 10/1/13(a)(b)	50,000,000
100,000,000	Westpac Banking Corp., 0.27%, 10/8/13(a)(b)	100,000,000
25,000,000	Westpac Banking Corp., 0.28%, 12/19/13(a)(b)	24,984,639
30,000,000	Westpac Banking Corp., 0.30%, 7/11/14(a)(b)	30,000,000
50,000,000	Westpac Banking Corp., 0.35%, 1/23/14(a)(b)	49,944,583

		495,939,411

Banks - Domestic — 1.85%
36,000,000	John Deere Bank SA, 0.06%, 10/3/13(a)(b)	35,999,880
100,000,000	Union Bank NA, 0.04%, 10/1/13(b)	100,000,000
85,000,000	Union Bank NA, 0.18%, 10/22/13(b)	84,991,075
21,000,000	Wells Fargo & Co., 0.21%, 2/18/14(b)	20,982,850

		241,973,805

Banks - Foreign — 2.66%
50,000,000	Credit Suisse New York, 0.24%, 11/4/13(b)	49,988,667
50,000,000	Credit Suisse New York, 0.28%, 10/1/13(b)	50,000,000
50,000,000	DnB NOR Bank ASA, 0.13%, 10/7/13(a)(b)	49,998,917
50,000,000	DnB NOR Bank ASA, 0.20%, 11/8/13(a)(b)	49,989,444
50,000,000	DnB NOR Bank ASA, 0.23%, 1/28/14(a)(b)	49,961,986
35,430,000	DnB NOR Bank ASA, 0.24%, 1/3/14(a)(b)	35,407,797
11,595,000	DnB NOR Bank ASA, 0.26%, 1/22/14(a)(b)	11,585,719
50,000,000	DnB NOR Bank ASA, 0.27%, 1/21/14(a)(b)	49,958,778

		346,891,308

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
Banks - Japanese — 3.07%
$ 100,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.12%, 10/3/13(b)	$99,999,333
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.18%, 10/23/13(b)	49,994,500
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.18%, 10/11/13(a)(b)	49,997,500
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.20%, 10/8/13(a)(b)	49,998,056
50,000,000	Sumitomo Mitsui Banking Corp., 0.22%, 10/18/13(a)(b)	49,994,806
50,000,000	Sumitomo Mitsui Banking Corp., 0.22%, 10/28/13(a)(b)	49,991,938
50,000,000	Sumitomo Mitsui Banking Corp., 0.22%, 11/7/13(a)(b)	49,988,951

		399,965,084

Banks - United Kingdom — 2.21%
50,000,000	Barclays Bank Plc, 0.23%, 11/19/13(a)(b)	49,984,347
50,000,000	Barclays Bank Plc, 0.23%, 12/9/13(a)(b)	49,977,958
35,000,000	Standard Chartered Bank, 0.22%, 1/6/14(a)(b)	34,979,253
102,970,000	Standard Chartered Bank, 0.23%, 11/21/13(a)(b)	102,936,449
50,000,000	Standard Chartered Bank, 0.23%, 12/3/13(a)(b)	49,979,875

		287,857,882

Consumer Discretionary — 0.88%
51,500,000	Coca-Cola Co., 0.10%, 10/9/13(a)(b)	51,498,856
13,800,000	Coca-Cola Co., 0.19%, 2/7/14(a)(b)	13,790,605
50,000,000	Coca-Cola Co., 0.20%, 2/7/14(a)(b)	49,964,167

		115,253,628

Consumer Staples — 0.32%
42,000,000	Wal-Mart Stores, Inc., 0.05%, 10/7/13(a)(b)	41,999,650

Finance - Diversified Domestic — 10.92%
30,000,000	ABB Treasury Center USA, Inc, 0.10%, 10/1/13(a)(b)	30,000,000
90,000,000	American Honda Finance Corp., 0.06%, 10/4/13(b)	89,999,550
100,000,000	American Honda Finance Corp., 0.07%, 10/1/13(b)	100,000,000
90,000,000	American Honda Finance Corp., 0.07%, 10/4/13(b)	89,999,475
150,000,000	BNP Paribas Finance Inc., 0.07%, 10/1/13(b)	150,000,000
100,000,000	BNP Paribas Finance Inc., 0.07%, 10/2/13(b)	99,999,806
50,000,000	BNP Paribas Finance Inc., 0.07%, 10/3/13(b)	49,999,806
50,000,000	Caterpillar Financial Service Corp., 0.09%, 10/7/13(b)	49,999,250
25,000,000	Erste Abwicklungsanstalt, 0.17%, 10/15/13(a)(b)	24,998,347
50,000,000	Erste Abwicklungsanstalt, 0.26%, 10/7/13(a)(b)	49,997,833
25,000,000	Erste Abwicklungsanstalt, 0.34%, 11/7/13(a)(b)	24,991,264
25,000,000	Erste Abwicklungsanstalt, 0.35%, 11/7/13(a)(b)	24,991,007
20,000,000	John Deere Capital Corp., 0.03%, 10/1/13(a)(b)	20,000,000
50,000,000	John Deere Capital Corp., 0.06%, 10/3/13(a)(b)	49,999,833
34,000,000	John Deere Financial Ltd, 0.07%, 10/3/13(a)(b)	33,999,868
15,000,000	John Deere Financial Ltd, 0.07%, 10/9/13(a)(b)	14,999,767
50,000,000	Nestle Capital Corp, 0.11%, 10/8/13(a)(b)	49,998,931
50,000,000	Nestle Finance International Ltd., 0.12%, 11/7/13(b)	49,993,833
50,000,000	PSP Capital Inc., 0.09%, 10/1/13(a)(b)	50,000,000
100,000,000	PSP Capital Inc., 0.19%, 1/21/14(a)(b)	99,940,889
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.34%, 9/3/14(a)(b)	24,920,431

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 33,000,000	Reckitt Benckiser Treasury Services Plc, 0.35%, 9/5/14(a)(b)	$32,891,237
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.35%, 9/9/14(a)(b)	24,916,632
13,000,000	Reckitt Benckiser Treasury Services Plc, 0.42%, 3/11/14(a)(b)	12,975,582
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.45%, 2/14/14(a)(b)	24,957,500
25,000,000	Reckitt Benckiser Treasury Services Plc, 0.54%, 10/7/13(a)(b)	24,997,750
25,000,000	Toyota Credit Canada, Inc., 0.20%, 10/1/13(b)	25,000,000
50,000,000	Toyota Motor Credit Corp., 0.22%, 2/11/14(b)	50,000,000
50,000,000	Toyota Motor Credit Corp., 0.25%, 5/12/14(b)	50,000,000

		1,424,568,591

Finance - Diversified Foreign — 7.28%
50,000,000	Nordea Bank AB, 0.18%, 1/3/14(a)(b)	49,977,153
50,000,000	Nordea Bank AB, 0.22%, 3/24/14(a)(b)	49,946,833
50,000,000	Nordea Bank AB, 0.26%, 1/10/14(a)(b)	49,964,229
75,000,000	NRW Bank, 0.09%, 10/1/13(a)(b)	75,000,000
50,000,000	NRW Bank, 0.13%, 10/7/13(a)(b)	49,998,958
150,000,000	NRW Bank, 0.16%, 10/24/13(a)(b)	149,984,667
50,000,000	NRW Bank, 0.17%, 10/11/13(a)(b)	49,997,708
100,000,000	NRW Bank, 0.33%, 3/17/14(a)(b)	99,846,917
25,000,000	Skandinaviska Enskilda Banken AB, 0.20%, 11/4/13(a)(b)	24,995,278
50,000,000	Skandinaviska Enskilda Banken AB, 0.20%, 12/5/13(a)(b)	49,981,944
50,000,000	Skandinaviska Enskilda Banken AB, 0.20%, 2/5/14(a)(b)	49,964,722
50,000,000	Skandinaviska Enskilda Banken AB, 0.22%, 12/12/13(a)(b)	49,978,500
50,000,000	Skandinaviska Enskilda Banken AB, 0.23%, 1/6/14(a)(b)	49,969,014
50,000,000	Svenska Handelsbanken AB, 0.25%, 1/21/14(a)(b)	49,961,111
50,000,000	Swedbank, 0.21%, 12/13/13(b)	49,978,708
50,000,000	Swedbank, 0.24%, 2/4/14(b)	49,958,000

		949,503,742

Health Care — 2.01%
20,000,000	Dean Health Systems, Inc., 0.17%, 10/8/13(b)	19,999,339
77,000,000	Glaxosmithkline Finance Plc, 0.05%, 10/2/13(a)(b)	76,999,893
50,000,000	Glaxosmithkline Finance Plc, 0.12%, 10/2/13(a)(b)	49,999,833
75,000,000	Glaxosmithkline Finance Plc, 0.16%, 10/9/13(a)(b)	74,997,333
40,000,000	Novartis Finance Corp., 0.05%, 10/1/13(a)(b)	40,000,000

		261,996,398

Information Technology — 0.77%
100,000,000	Automatic Data Processing, Inc., 0.05%, 10/2/13(a)(b)	99,999,861

Insurance — 0.79%
25,000,000	Massachusetts Mutual Life Insurance Co., 0.12%, 10/7/13(a)(b)	24,999,500
15,000,000	Massachusetts Mutual Life Insurance Co., 0.13%, 10/17/13(a)(b)	14,999,133
13,500,000	Metlife Short Term Funding, LLC, 0.13%, 10/3/13(a)(b)	13,499,903
50,000,000	Metlife Short Term Funding, LLC, 0.16%, 10/8/13(a)(b)	49,998,444

		103,496,980

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
Manufacturing — 0.77%
$ 25,000,000	Danaher Corp., 0.09%, 10/1/13(a)(b)	$25,000,000
50,000,000	Danaher Corp., 0.09%, 10/21/13(a)(b)	49,997,500
25,000,000	Danaher Corp., 0.09%, 10/23/13(a)(b)	24,998,625

		99,996,125

Materials — 0.83%
67,500,000	BASF SE, 0.31%, 3/26/14(a)(b)	67,397,700
41,000,000	Dupont (E.I.) de Nemours & Co., 0.06%, 10/7/13(a)(b)	40,999,590

		108,397,290

Oil & Gas — 0.31%
40,000,000	National Oilwell Varco, Inc., 0.10%, 10/28/13(a)(b)	39,997,000

Utilities — 1.92%
50,000,000	Electricite de France SA, 0.13%, 10/9/13(a)(b)	49,998,556
50,000,000	Electricite de France SA, 0.20%, 12/9/13(a)(b)	49,980,833
50,000,000	Electricite de France SA, 0.21%, 10/21/13(a)(b)	49,994,167
50,000,000	Electricite de France SA, 0.22%, 10/22/13(a)(b)	49,993,583
50,000,000	Electricite de France SA, 0.23%, 10/25/13(a)(b)	49,992,333

		249,959,472

Total Commercial Paper		5,267,796,227

(Cost $5,267,796,227)
Certificates of Deposit, Domestic — 2.25%
Banks - Domestic — 2.25%
275,000,000	Citibank NA 0.09%, 10/1/13	275,000,000
18,000,000	Wells Fargo Bank NA 0.16%, 12/20/13	18,000,000

Total Certificates of Deposit, Domestic		293,000,000

(Cost $293,000,000)
Certificates of Deposit, Yankee(c) — 5.29%
Banks - Canadian — 1.69%
35,000,000	Bank of Montreal Chicago, 0.19%, 10/15/13	35,000,000
50,000,000	Bank of Montreal Chicago, 0.24%, 10/24/13	50,000,000
50,000,000	Toronto Dominion Bank NY, 0.10%, 10/15/13	50,000,000
50,000,000	Toronto Dominion Bank NY, 0.12%, 10/17/13	50,000,000
35,000,000	Toronto Dominion Bank NY, 0.32%, 4/2/14	35,000,000

		220,000,000

Banks - Foreign — 1.30%
70,000,000	Credit Suisse New York, 0.29%, 10/4/13	70,000,757
50,000,000	Rabobank Nederland NY, 0.30%, 9/3/14	50,000,000
50,000,000	Rabobank Nederland NY, 0.31%, 7/10/14	50,000,000

		170,000,757

Banks - Japanese — 1.15%
35,000,000	Sumitomo Mitsui Bank NY, 0.10%, 10/1/13	35,000,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 40,000,000	Sumitomo Mitsui Bank NY, 0.21%, 11/8/13	$40,000,000
25,000,000	Sumitomo Mitsui Bank NY, 0.21%, 11/21/13	25,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.22%, 10/17/13	50,000,000

		150,000,000

Banks - United Kingdom — 1.15%
50,000,000	Lloyds TSB Bank Plc, 0.27%, 1/16/14	50,000,000
100,000,000	Standard Chartered Bank, 0.26%, 1/21/14	100,000,000

		150,000,000

Total Certificates of Deposit, Yankee		690,000,757

(Cost $690,000,757)
Corporate Bonds — 29.05%
Banks - Australia & New Zealand — 4.55%
25,000,000	Australia & New Zealand Banking Group Ltd., 0.41%, 3/4/14(a)(d)	25,000,000
102,310,000	Australia & New Zealand Banking Group Ltd., 1.01%, 1/10/14(a)(d)	102,520,037
10,000,000	Australia & New Zealand Banking Group Ltd., 2.13%, 1/10/14(a)	10,048,680
50,000,000	Commonwealth Bank Australia, 0.75%, 12/23/13(a)(d)	50,047,213
48,134,000	Commonwealth Bank Australia, 2.13%, 3/17/14(a)	48,520,481
23,735,000	Commonwealth Bank Australia, 3.75%, 10/15/14(a)	24,566,467
25,000,000	National Australia Bank Ltd., 0.86%, 11/12/13(a)(d)	25,017,761
50,000,000	National Australia Bank Ltd., 0.96%, 11/12/13(a)(d)	50,041,357
40,000,000	National Australia Bank Ltd., 0.97%, 11/8/13(a)(d)	40,029,474
13,500,000	National Australia Bank Ltd., 0.99%, 4/11/14(a)(d)	13,550,752
84,850,000	National Australia Bank Ltd., 1.21%, 7/25/14(a)(d)	85,502,185
15,000,000	National Australia Bank Ltd., 1.70%, 12/10/13(a)	15,042,875
9,000,000	National Australia Bank Ltd., 2.25%, 4/11/14(a)	9,092,790
75,000,000	Westpac Banking Corp., 0.82%, 10/18/13(a)(d)	75,022,845
20,000,000	Westpac Banking Corp., 1.52%, 1/30/14(a)(d)	20,086,121

		594,089,038

Banks - Canadian — 4.09%
30,396,000	Bank of Nova Scotia, 2.38%, 12/17/13	30,526,761
50,000,000	Bank of Nova Scotia Houston, 0.31%, 10/16/13(d)	50,000,219
100,000,000	Bank of Nova Scotia Houston, 0.37%, 10/11/14(d)	100,000,000
100,000,000	Bank of Nova Scotia Houston, 0.75%, 12/13/13(d)	100,114,477
10,115,000	Canadian Imperial Bank of Commerce NY, 0.25%, 6/13/14(d)	10,116,189
14,200,000	Canadian Imperial Bank of Commerce NY, 0.27%, 3/5/14(d)	14,201,253
100,000,000	Canadian Imperial Bank of Commerce NY, 0.35%, 10/5/14(d)	100,000,000
28,000,000	Toronto Dominion Bank NY, 0.23%, 11/15/13(d)	28,000,000
100,000,000	Toronto-Dominion Bank, 0.72%, 11/1/13(d)	100,049,491

		533,008,390

Banks - Domestic — 3.81%
46,356,000	Bank of New York Mellon Corp., 4.30%, 5/15/14	47,492,800

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 75,000,000	JPMorgan Chase Bank NA, 0.35%, 10/22/14(d)	$75,000,000
75,000,000	JPMorgan Chase Bank NA, 0.37%, 10/17/14(d)	75,000,000
103,500,000	JPMorgan Chase Bank NA, 0.38%, 10/21/14(d)	103,500,000
26,000,000	Union Bank NA, 2.13%, 12/16/13	26,101,464
170,000,000	Wells Fargo Bank NA, 0.35%, 10/22/14(d)	170,000,000

		497,094,264

Banks - Foreign — 3.86%
50,000,000	Credit Suisse New York, 0.25%, 11/7/13(d)	50,000,000
10,780,000	Credit Suisse New York, 1.23%, 1/14/14(d)	10,808,367
20,711,000	Credit Suisse New York, 2.20%, 1/14/14	20,823,559
10,250,000	Nordea Bank AB, 1.17%, 1/14/14(a)(d)	10,277,626
50,050,000	Nordea Bank AB, 1.75%, 10/4/13(a)	50,055,268
18,720,000	Nordea Bank AB, 2.13%, 1/14/14(a)	18,817,067
16,300,000	Nordea Bank Finland Plc, 0.26%, 2/27/14(d)	16,300,816
36,249,000	Rabobank Nederland, 1.85%, 1/10/14	36,393,637
47,730,000	Rabobank Nederland, 4.20%, 5/13/14(a)	48,845,076
40,000,000	Rabobank Nederland NY, 0.29%, 10/15/13(d)	40,000,000
50,000,000	Rabobank Nederland NY, 0.31%, 3/14/14(d)	50,000,000
20,000,000	Rabobank Nederland NY, 0.45%, 7/25/14(d)	20,031,233
75,000,000	Svenska Handelsbanken AB, 0.35%, 10/3/14(d)	75,000,000
54,755,000	Svenska Handelsbanken AB, 4.88%, 6/10/14(a)	56,443,619

		503,796,268

Consumer Discretionary — 0.54%
38,910,000	Coca-Cola Co., 0.20%, 3/14/14(d)	38,910,562
31,050,000	Coca-Cola Co., 0.75%, 11/15/13	31,067,171

		69,977,733

Consumer Staples — 0.60%
45,577,000	Target Corp., 0.44%, 7/18/14(d)	45,646,261
32,474,000	Wal-Mart Stores, Inc., 3.20%, 5/15/14	33,070,930

		78,717,191

Finance - Diversified Domestic — 3.48%
9,195,000	Caterpillar Financial Services Corp., 1.55%, 12/20/13	9,219,037
28,605,000	Caterpillar Financial Services Corp., 1.65%, 4/1/14	28,794,388
5,000,000	Caterpillar Financial Services Corp., 4.60%, 1/15/14	5,061,574
9,820,000	ETC Holdings LLC, 0.13%, 4/1/28, (LOC: U.S. Bank)(d)	9,820,000
3,615,000	GBG LLC, 0.10%, 9/1/27, (LOC: Bank of New York)(a)(d)	3,615,000
8,465,000	General Electric Capital Corp., 0.90%, 4/7/14(d)	8,492,924
27,460,000	General Electric Capital Corp., 1.12%, 1/7/14(d)	27,521,278
84,131,000	General Electric Capital Corp., 2.10%, 1/7/14	84,526,624
10,000,000	General Electric Capital Corp., 4.75%, 9/15/14	10,415,328
10,900,000	General Electric Capital Corp., 5.50%, 6/4/14	11,276,562
31,657,000	General Electric Capital Corp., 5.90%, 5/13/14	32,726,976
13,000,000	John Deere Capital Corp., 0.42%, 4/25/14(d)	13,015,842
45,600,000	NGSP, Inc., 0.17%, 6/1/46, (LOC: Wells Fargo Bank)(d)	45,600,000

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 15,000,000	Northern Trust Corp., 4.63%, 5/1/14	$15,374,533
25,000,000	Toyota Motor Credit Corp., 0.26%, 12/9/13(d)	25,000,000
100,000,000	Toyota Motor Credit Corp., 0.26%, 2/24/14(d)	100,000,000
24,000,000	Toyota Motor Credit Corp., 0.27%, 7/14/14(d)	24,000,000

		454,460,066

Finance - Diversified Foreign — 1.60%
183,613,000	BHP Billiton Finance USA Ltd., 0.53%, 2/18/14(d)	183,849,410
24,251,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	24,877,526

		208,726,936

Health Care — 1.01%
8,000,000	GlaxoSmithKline Capital, Inc., 4.38%, 4/15/14	8,166,907
70,345,000	Sanofi, 0.59%, 3/28/14(d)	70,454,942
19,528,000	Sanofi, 1.20%, 9/30/14	19,702,113
33,201,000	Sanofi, 1.63%, 3/28/14	33,411,775

		131,735,737

Industrials — 1.05%
9,240,000	Caterpillar, Inc., 1.38%, 5/27/14	9,302,078
21,210,000	Texas Instruments Inc., 1.38%, 5/15/14	21,358,864
106,055,000	Total Capital Canada Ltd., 0.65%, 1/17/14(d)	106,206,229

		136,867,171

Information Technology — 0.36%
45,770,000	Microsoft Corp., 2.95%, 6/1/14	46,573,854

Insurance — 3.72%
20,000,000	Berkshire Hathaway Finance Corp., 1.50%, 1/10/14	20,066,548
80,000,000	Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	80,131,726
29,179,000	MassMutual Global Funding II, 0.42%, 12/6/13(a)(d)	29,189,378
3,124,000	MassMutual Global Funding II, 0.65%, 1/14/14(a)(d)	3,127,539
40,000,000	MetLife Institutional Funding II, 0.34%, 1/10/14(a)(d)	40,000,000
26,395,000	MetLife Institutional Funding II, 1.17%, 4/4/14(a)(d)	26,514,948
91,000,000	Metropolitan Life Global Funding, Series I, 0.60%, 3/19/14(a)(d)	91,134,973
9,325,000	Metropolitan Life Global Funding, Series I, 1.02%, 1/10/14(a)(d)	9,345,041
6,745,000	Metropolitan Life Global Funding, Series I, 2.00%, 1/10/14(a)	6,775,420
28,225,000	Metropolitan Life Global Funding, Series I, 5.13%, 6/10/14(a)	29,129,588
15,000,000	New York Life Global Funding, 0.29%, 9/19/14(a)(d)	15,009,134
127,755,000	New York Life Global Funding, 0.37%, 6/18/14(a)(d)	127,891,773
6,550,000	New York Life Global Funding, 1.85%, 12/13/13(a)	6,570,627

		484,886,695

Utilities — 0.38%
50,000,000	Southern California Edison Co., 0.30%, 10/1/14(d)	50,000,000

Total Corporate Bonds		3,789,933,343

(Cost $3,789,933,343)

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
Municipal Bonds — 8.00%
California — 1.30%
$55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.07%, 12/15/37, (Credit Support: Fannie Mae)(d)	$55,450,000
27,000,000	California State TECP, 0.15%, 10/1/13(b)	27,000,000
20,000,000	California State TECP, 0.18%, 11/6/13(b)	20,000,000
17,000,000	University of California TECP, 0.10%, 10/3/13(b)	16,999,906
50,000,000	University of California TECP, 0.14%, 10/15/13(b)	49,997,278

		169,447,184

Georgia — 0.36%
20,000,000	Municipal Electricity Authority TECP, 0.18%, 10/2/13(b)	20,000,000
27,005,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.19%, 6/1/28, (LOC: Wells Fargo Bank)(d)	27,005,000

		47,005,000

Kentucky — 0.20%
17,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A1, 0.09%, 6/1/37, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	17,000,000
9,000,000	Kentucky Higher Education Student Loan Corp. Refunding Revenue, Series A2, 0.09%, 6/1/38, (Credit Support: GTY Student Loans), (LOC: State Street B&T Co.)(d)	9,000,000

		26,000,000

Louisiana — 0.33%
43,600,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series A, 0.04%, 8/1/35(d)	43,600,000

Maryland — 0.08%
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.15%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(d)	10,475,000

Massachusetts — 0.14%
17,595,000	JP Morgan Chase Putters/Drivers Trust GO, Series 4320, 0.07%, 5/31/16(a)(d)	17,595,000

Michigan — 0.19%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.15%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000

Mississippi — 0.14%
18,600,000	Mississippi Business Finance Corp. Chevron USA Project Revenue Series G, 0.06%, 11/1/35(d)	18,600,000

New Jersey — 0.17%
21,495,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Refunding Revenue, 0.10%, 7/1/38, (LOC: JP Morgan Chase Bank NA)(d)	21,495,000

New York — 0.45%
11,545,000	JP Morgan Chase Putters/Drivers Trust Public Improvement Revenue, Series 4043, 0.07%, 4/1/14(a)(d)	11,545,000

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 9,300,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.15%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank NA)(d)	$9,300,000
38,435,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.09%, 4/15/36, (Credit Support: Fannie Mae)(d)	38,435,000

		59,280,000

Pennsylvania — 0.57%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.15%, 10/1/28, (LOC: PNC Bank NA)(d)	54,900,000
19,425,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.15%, 11/1/30, (LOC: PNC Bank NA)(d)	19,425,000

		74,325,000

Rhode Island — 0.12%
15,500,000	Rhode Island Student Loan Authority Refunding Revenue, Series B, 0.12%, 6/1/52, (Credit Support: GTY Student Loan), (LOC: State Street B&T Co.)(d)	15,500,000

South Dakota — 0.83%
45,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.08%, 5/1/37(d)	45,000,000
29,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series F, 0.09%, 5/1/39(d)	29,000,000
34,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.08%, 5/1/38(d)	34,000,000

		108,000,000

Texas — 1.59%
15,145,000	Harris County Cultural Education Facilities Finance Corp. Methodist Hospital System Revenue, Sub-Series C-2, 0.05%, 12/1/27(d)	15,145,000
13,195,000	Harris County Health Facilities Development Corp. Methodist Hospital System Refunding Revenue, Series A-2, 0.05%, 12/1/41(d)	13,195,000
100,000,000	JP Morgan Chase Putters/Drivers Trust Cash Flow Management Revenue, Series 4393, 0.11%, 2/27/14(a)(d)	100,000,000
19,700,000	Lower Neches Valley Authority Industrial Development Corp. Exxon Mobil Project Refunding Revenue, 0.05%, 5/1/46(d)	19,700,000
20,000,000	Texas State Veteran Housing GO, Series A-2, 0.12%, 12/1/29, (LOC: JP Morgan Chase & Co.)(d)	20,000,000
11,745,000	Texas State Veteran Housing Refunding GO, 0.11%, 6/1/31, (LOC: JP Morgan Chase Bank & Co.)(d)	11,745,000
6,250,000	Texas State Veteran Housing Refunding GO, Series ID, 0.11%, 6/1/20, (LOC: JP Morgan Chase & Co.)(d)	6,250,000
15,515,000	Texas State Veteran Housing Refunding GO, Series II-C, 0.11%, 6/1/29, (LOC: JP Morgan Chase & Co.)(d)	15,515,000
6,060,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.11%, 12/1/25, (LOC: JP Morgan Chase & Co.)(d)	6,060,000

		207,610,000

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
Utah — 0.06%
$ 7,625,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.19%, 6/1/31, (LOC: Wells Fargo Bank)(d)	$7,625,000

Virginia — 1.47%
177,700,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO17, Class A, 0.12%, 9/15/50, (Credit Support: Freddie Mac)(d)	177,700,000
14,555,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.19%, 7/1/31, (LOC: JP Morgan Chase Bank NA)(d)	14,555,000

		192,255,000

Total Municipal Bonds		1,043,812,184

(Cost $1,043,812,184)
U.S. Government Agency Obligations — 1.42%
Fannie Mae — 0.23%
30,000,000	0.01%, 10/9/13(b)	29,999,933

Federal Home Loan Bank — 1.07%
40,000,000	0.07%, 10/1/13(b)	40,000,000
100,000,000	0.08%, 2/3/14(d)	99,985,778

		139,985,778

Freddie Mac — 0.12%
15,000,000	0.10%, 10/15/13(b)	14,999,825

Total U.S. Government Agency Obligations		184,985,536

(Cost $184,985,536)

U.S. Treasury Obligations — 2.42%
U.S. Treasury Bills — 0.58%
75,000,000	0.01%, 10/3/13(b)	74,999,959

U.S. Treasury Notes — 1.84%
216,000,000	1.00%, 1/15/14	216,516,401
24,000,000	1.25%, 2/15/14	24,095,990

Total U.S. Treasury Obligations		315,612,350

(Cost $315,612,350)

Repurchase Agreements — 8.28%
80,000,000	BNP Paribas Securities Corp. dated 9/30/13; due 10/1/13 at 0.05% with maturity value of $80,000,111 (fully collateralized by a US Treasury Note with a maturity date of 11/30/17 at a rate of 0.625%)	80,000,000

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$250,000,000	Citibank NA, dated 9/30/13; due 10/1/13 at 0.05% with maturity value of $250,000,347 (fully collateralized by US Treasury Notes with maturity dates ranging from 11/15/13 to 11/15/39 at rates ranging from 0.00% to 2.00%)	$250,000,000
175,000,000	Citibank NA, dated 9/30/13; due 10/1/13 at 0.07% with maturity value of $175,000,340 (fully collateralized by Fannie Mae, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 10/15/13 to 11/15/30 at rates ranging from 0.00% to 7.25%)	175,000,000
110,000,000	Citibank NA, dated 9/30/13; due 10/1/13 at 0.10% with maturity value of $110,000,306 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/26 to 9/1/43 at rates ranging from 3.00% to 5.00%)	110,000,000
35,000,000	Deutsche Bank AG dated 9/30/13; due 10/1/13 at 0.10% with maturity value of $35,000,097 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 2/27/14 to 8/28/17 at rates ranging from 0.25% to 5.25%)	35,000,000
35,000,000	Deutsche Bank AG dated 9/30/13; due 10/1/13 at 0.15% with maturity value of $35,000,146 (fully collateralized by Fannie Mae securities with maturity dates ranging from 3/4/16 to 2/8/18 at rates ranging from 0.60% to 0.875%)	35,000,000
25,000,000	Goldman Sachs & Co. dated 9/30/13; due 10/1/13 at 0.07% with maturity value of $25,000,049 (fully collateralized by Fannie Mae and Federal Farm Credit Bank securities with maturity dates ranging from 11/16/15 to 10/23/26 at rates ranging from 1.50% to 5.80%)	25,000,000
50,000,000	Goldman Sachs & Co. dated 9/30/13; due 10/1/13 at 0.09% with maturity value of $50,000,125 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 1/1/26 to 9/1/43 at rates ranging from 3.50% to 4.00%)	50,000,000
100,000,000	JP Morgan Securities dated 8/13/13; due 11/12/13 at 0.39% with maturity value of Principal Amount plus interest accrued until maturity (fully collateralized by Fannie Mae and Federal Home Loan Bank securities with maturity dates ranging from 12/1/14 to 10/1/43 at rates ranging from 0.50% to 7.00%)(d)	100,000,000
25,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 9/30/13; due 10/1/13 at 0.04% with maturity value of $25,000,028 (fully collateralized by a US Treasury Note with a maturity date of 9/15/16 at a rate of 0.875%)	25,000,000
55,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 9/30/13; due 10/1/13 at 0.04% with maturity value of $55,000,061 (fully collateralized by Federal Home Loan Bank and US Treasury securities with maturity dates ranging from 4/8/14 to 9/15/17 at rates ranging from 0.00% to 5.25%)	55,000,000

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 40,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 9/30/13; due 10/1/13 at 0.10% with maturity value of $40,000,111 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/1/18 to 9/1/43 at rates ranging from 3.00% to 7.50%)	$40,000,000
100,000,000	TD Securities (USA) dated 9/30/13; due 10/1/13 at 0.09% with maturity value of $100,000,250 (fully collateralized by Fannie Mae securities with maturity dates ranging from 11/1/25 to 7/1/42 at rates ranging from 3.50% to 4.00%)	100,000,000

Total Repurchase Agreements		1,080,000,000

(Cost $1,080,000,000)

Total Investments		13,093,088,648
(Cost $13,093,088,648)(e) — 100.38%

Liabilities in excess of other assets — (0.38)%		(49,365,943)

NET ASSETS — 100.00%		$13,043,722,705

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See notes to financial statements.

18

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

September 30, 2013

Principal Amount		Value
U.S. Government Agency Backed Corporate Bonds — 0.25%
Information Technology — 0.25%
$15,200,000	Net Magan Two LLC, 0.19%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 18.67%
California — 7.19%
36,000,000	Abag Finance Authority For Nonprofit Corps. Lakeside Village Apartments Revenue, 0.06%, 10/1/46, (Credit Support: Freddie Mac)(a)	36,000,000
57,100,000	California Housing Finance Agency Revenue, Series B, 0.07%, 2/1/35, (LOC: Fannie Mae, Freddie Mac)(a)	57,100,000
13,610,000	California Housing Finance Agency Revenue, Series C, 0.06%, 2/1/37, (LOC: Fannie Mae, Freddie Mac)(a)	13,610,000
35,285,000	California Housing Finance Agency Revenue, Series F, 0.07%, 2/1/37, (LOC: Fannie Mae, Freddie Mac)(a)	35,285,000
59,580,000	California Housing Finance Agency Revenue, Series F, 0.07%, 2/1/38, (LOC: Fannie Mae, Freddie Mac)(a)	59,580,000
14,155,000	California Housing Finance Agency Revenue, Series J, 0.06%, 2/1/32, (LOC: Fannie Mae, Freddie Mac)(a)	14,155,000
10,300,000	California Housing Finance Agency Revenue, Series M, 0.09%, 8/1/34, (LOC: Fannie Mae, Freddie Mac)(a)	10,300,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.07%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
15,300,000	California Statewide Communities Development Authority Multi Family Revenue, Series C, 0.07%, 5/15/35, (Credit Support: Fannie Mae)(a)	15,300,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.07%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.07%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
18,500,000	City of Los Angeles Housing Beverly Park Apartments Revenue, Series A, 0.07%, 8/1/18, (Credit Support: Freddie Mac)(a)	18,500,000
32,615,000	City of Los Angeles Housing Fountain Park Revenue, Phase II-B, 0.06%, 3/15/34, (Credit Support: Fannie Mae)(a)	32,615,000
8,500,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.07%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,500,000
12,600,000	Sacramento Housing & Redevelopment Agency 18Th & L Apartments Revenue, Series E, 0.07%, 1/15/36, (Credit Support: Fannie Mae)(a)	12,600,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.08%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000

19

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.08%, 6/15/25, (Credit Support: Fannie Mae)(a)	$20,800,000
38,900,000	San Francisco City and County Redevelopment Agency Revenue, Series C, 0.08%, 6/15/34, (Credit Support: Fannie Mae)(a)	38,900,000

		440,510,000

Florida — 0.36%
13,140,000	Florida Housing Finance Corp. Monterey Lake Refunding Revenue, Series C, 0.07%, 7/1/35, (Credit Support: Freddie Mac)(a)	13,140,000
8,695,000	Orange County Housing Finance Authority Post Fountains Project Refunding Revenue, 0.08%, 6/1/25, (Credit Support: Fannie Mae)(a)	8,695,000

		21,835,000

Indiana — 0.45%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.07%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Louisiana — 0.21%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.06%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000

Nevada — 0.83%
7,000,000	Nevada Housing Division Multi Unit Housing, Apache Project, Series A, 0.07%, 10/15/32, (Credit Support: Fannie Mae)(a)	7,000,000
10,800,000	Nevada Housing Division Multi Unit Housing, Silver Project, Series A, 0.07%, 10/15/35, (LOC: Fannie Mae)(a)	10,800,000
16,300,000	Nevada Housing Division Multi Unit Housing, Sonoma Palms, 0.07%, 4/15/39, (Credit Support: Fannie Mae)(a)	16,300,000
17,000,000	Nevada Housing Division Multi Unit Housing, Southwest VLG Project, 0.07%, 10/15/38, (Credit Support: Fannie Mae)(a)	17,000,000

		51,100,000

New York — 6.91%
10,000,000	New York City Housing Development Corp. Bruckner Revenue, Series A, 0.08%, 11/1/48, (LOC: Freddie Mac)(a)	10,000,000
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.08%, 10/15/35, (Credit Support: Fannie Mae)(a)	14,205,000
46,000,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.07%, 4/15/35, (Credit Support: Fannie Mae)(a)	45,999,818
37,500,000	New York City Housing Development Corp. West 61st Street Apartments Revenue, Series A, 0.07%, 12/15/37, (Credit Support: Fannie Mae)(a)	37,500,000
12,925,000	New York City, Housing Development Corp. Elliott Chelsea Revenue, Series A, 0.08%, 7/1/43, (Credit Support: Freddie Mac)(a)	12,925,000

20

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.08%, 5/15/32, (Credit Support: Fannie Mae)(a)	$20,000,000
22,300,000	New York State Housing Finance Agency 1501 Lex Revenue, Series A, 0.09%, 5/15/32, (Credit Support: Fannie Mae)(a)	22,300,000
14,500,000	New York State Housing Finance Agency 20 River Terrace Revenue, Series A, 0.07%, 5/15/34, (Credit Support: Fannie Mae)(a)	14,500,000
21,000,000	New York State Housing Finance Agency 750 6th. Ave. Revenue, Series A, 0.07%, 5/15/31, (Credit Support: Fannie Mae)(a)	21,000,000
60,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.07%, 11/1/38, (Credit Support: Freddie Mac)(a)	60,000,000
13,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.07%, 11/1/38, (Credit Support: Freddie Mac)(a)	13,000,000
12,000,000	New York State Housing Finance Agency Clinton Green South Revenue, Series A, 0.07%, 11/1/38, (Credit Support: Freddie Mac)(a)	12,000,000
51,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.07%, 11/15/36, (Credit Support: Fannie Mae)(a)	51,750,000
13,320,000	New York State Housing Finance Agency Ocean Park Apartments Revenue, Series A, 0.09%, 5/15/35, (Credit Support: Fannie Mae)(a)	13,320,000
50,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.07%, 11/1/32, (Credit Support: Freddie Mac)(a)	50,000,000
11,800,000	New York State Housing Finance Agency Tribeca Revenue, Series A, 0.07%, 11/15/29, (Credit Support: Fannie Mae)(a)	11,800,000
13,000,000	New York State Housing Finance Agency Victory Housing Revenue, Series 2002-A, 0.07%, 11/1/33, (Credit Support: Freddie Mac)(a)	13,000,000

		423,299,818

Tennessee — 0.13%
8,010,000	Shelby County Health Educational & Housing Facilities Board Refunding Revenue, Series A-1, 0.07%, 12/15/37, (Credit Support: Fannie Mae)(a)	8,010,000

Virginia — 1.39%
52,500,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.11%, 5/15/46, (Credit Support: Freddie Mac)(a)	52,500,000
32,640,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.11%, 6/15/36, (Credit Support: Freddie Mac)(a)	32,640,000

		85,140,000

Washington — 1.20%
24,000,000	Vancouver Housing Authority Refunding Revenue, 0.05%, 12/1/38, (Credit Support: Freddie Mac)(a)	24,000,000

21

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$24,455,000	Washington State Housing Finance Commission Discovery Heights Apartments Revenue, 0.08%, 12/1/43, (Credit Support: Freddie Mac)(a)	$24,455,000
25,180,000	Washington State Housing Finance Commission Queen Anne Project Revenue, Series A, 0.08%, 9/1/38, (Credit Support: Fannie Mae)(a)	25,180,000

		73,635,000

Total U.S. Government Agency Backed Municipal Bonds		1,143,829,818

(Cost $1,143,829,818)
U.S. Government Agency Obligations — 55.14%
Fannie Mae — 23.65%
17,010,000	0.02%, 10/1/13(b)	17,010,000
72,400,000	0.04%, 11/1/13(b)	72,397,506
159,186,975	0.04%, 11/1/13(b)	159,182,177
36,323,634	0.05%, 10/1/13(b)	36,323,634
39,279,300	0.05%, 1/2/14(b)	39,274,226
17,965,600	0.05%, 1/2/14(b)	17,963,279
16,627,600	0.05%, 1/2/14(b)	16,625,452
62,923,000	0.05%, 12/2/13(b)	62,917,852
159,442,668	0.07%, 10/1/13(b)	159,442,668
42,500,000	0.07%, 10/1/13(b)	42,500,000
34,676,000	0.07%, 1/2/14(b)	34,669,505
30,000,000	0.08%, 10/2/13(b)	29,999,933
51,000,000	0.09%, 12/2/13(b)	50,992,534
49,250,000	0.09%, 11/1/13(b)	49,246,183
15,750,000	0.09%, 11/1/13(b)	15,748,779
63,548,000	0.10%, 10/1/13(b)	63,548,000
34,735,000	0.10%, 10/1/13(b)	34,735,000
29,976,593	0.10%, 10/1/13(b)	29,976,593
25,981,000	0.12%, 10/1/13(b)	25,981,000
25,000,000	0.15%, 11/14/13(a)	24,999,096
148,600,000	0.15%, 2/27/15(a)	148,579,344
100,000,000	0.16%, 6/20/14(a)	99,985,481
30,000,000	1.05%, 10/22/13	30,017,837
57,394,000	1.25%, 2/27/14	57,643,387
27,295,000	2.75%, 2/5/14	27,540,553
58,895,000	2.75%, 3/13/14	59,573,126
16,000,000	3.00%, 9/16/14	16,428,698
25,000,000	4.63%, 10/15/13	25,042,177

		1,448,344,020

Federal Farm Credit Bank — 0.87%
23,150,000	0.17%, 3/11/14	23,148,805
30,475,000	0.21%, 4/6/15(a)	30,495,803

		53,644,608

22

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
Federal Home Loan Bank — 27.83%
$ 62,000,000	0.03%, 10/2/13(b)	$61,999,951
40,000,000	0.04%, 10/2/13(b)	39,999,961
127,700,000	0.05%, 10/4/13(b)	127,699,468
54,285,000	0.06%, 10/4/13(b)	54,284,751
55,500,000	0.06%, 4/2/14	55,491,731
30,000,000	0.07%, 10/1/13(b)	30,000,000
35,000,000	0.08%, 1/3/14(a)	34,998,179
100,000,000	0.08%, 2/3/14(a)	99,985,778
15,000,000	0.09%, 10/1/13(b)	15,000,000
118,000,000	0.09%, 2/19/14	118,012,289
29,500,000	0.10%, 10/16/13(b)	29,498,771
13,000,000	0.11%, 2/12/14(a)	12,999,528
25,000,000	0.11%, 2/18/14(a)	24,999,846
20,000,000	0.12%, 10/16/13	20,000,146
31,000,000	0.12%, 8/12/14(a)	30,998,662
57,000,000	0.12%, 8/20/14(a)	56,997,478
50,000,000	0.12%, 3/26/15(a)	50,000,000
24,000,000	0.13%, 12/20/13(b)	23,993,067
25,000,000	0.13%, 6/18/14	24,990,918
28,000,000	0.13%, 7/15/14	27,983,928
75,000,000	0.13%, 7/25/14	74,968,179
37,000,000	0.13%, 8/20/14(a)	37,000,000
25,000,000	0.13%, 9/3/14	24,985,020
50,000,000	0.14%, 11/6/13	49,998,677
45,750,000	0.15%, 11/13/13(a)	45,750,000
90,000,000	0.15%, 12/6/13(a)	89,999,175
50,000,000	0.15%, 5/23/14(a)	49,996,743
100,000,000	0.15%, 4/15/14(a)	99,999,928
35,000,000	0.16%, 6/17/14	34,996,952
20,000,000	0.17%, 8/26/14	19,997,765
25,000,000	0.17%, 9/11/14	24,996,455
25,000,000	0.17%, 9/16/14	24,994,486
25,000,000	0.18%, 4/15/14	24,997,639
20,000,000	0.19%, 7/25/14	19,998,763
25,000,000	0.33%, 1/17/14	25,016,747
35,640,000	0.38%, 11/27/13	35,653,863
10,900,000	2.38%, 3/14/14	11,007,514
6,550,000	3.25%, 9/12/14	6,739,027
50,975,000	3.63%, 10/18/13	51,058,156
8,910,000	5.25%, 6/18/14	9,230,824
3,310,000	5.25%, 9/12/14	3,467,853

		1,704,788,218

Freddie Mac — 2.33%
25,155,000	0.10%, 10/15/13(b)	25,154,071
36,209,000	0.45%, 1/9/14	36,238,331
15,040,000	0.50%, 10/15/13	15,042,282

23

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 35,884,000	1.38%, 2/25/14	$36,056,301
21,250,000	4.50%, 1/15/14	21,518,464
8,666,000	4.50%, 4/2/14	8,853,507

		142,862,956

Overseas Private Investment Corp. — 0.46%
1,050,000	0.13%, 3/15/15(a)	1,050,000
27,000,000	0.13%, 7/15/25(a)	27,000,000

		28,050,000

Total U.S. Government Agency Obligations		3,377,689,802

(Cost $3,377,689,802)

U.S. Treasury Obligations — 8.69%
U.S. Treasury Bills — 4.52%
107,000,000	0.01%, 10/3/13(b)	106,999,925
170,000,000	0.02%, 10/3/13(b)	169,999,810

		276,999,735

U.S. Treasury Notes — 4.17%
34,000,000	0.63%, 7/15/14	34,121,902
60,000,000	1.00%, 1/15/14	60,143,445
75,000,000	1.25%, 3/15/14	75,359,280
25,000,000	1.88%, 4/30/14	25,246,458
60,000,000	2.75%, 10/31/13	60,125,822

		254,996,907

Total U.S. Treasury Obligations		531,996,642

(Cost $531,996,642)
Repurchase Agreements — 24.00%
175,000,000	BNP Paribas Securities Corp. dated 9/30/13; due 10/1/13 at 0.05% with maturity value of $175,000,243 (fully collateralized by a US Treasury Note with a maturity date of 4/30/18 at a rate of 0.625%)	175,000,000
250,000,000	Citibank NA, dated 9/30/13; due 10/1/13 at 0.05% with maturity value of $200,000,347 (fully collateralized by US Treasury Notes with maturity dates ranging from 1/15/14 to 5/15/23 at rates ranging from 0.25% to 3.00%)	250,000,000
240,000,000	Citibank NA, dated 9/30/13; due 10/1/13 at 0.07% with maturity value of $240,000,467 (fully collateralized by Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 10/15/13 to 7/30/41 at rates ranging from 0.00% to 6.25%)	240,000,000
185,000,000	Citibank NA, dated 9/30/13; due 10/1/13 at 0.10% with maturity value of $185,000,514 (fully collateralized by Fannie Mae, Ginnie Mae and Freddie Mac securities with maturity dates ranging from 3/1/23 to 9/15/53 at rates ranging from 2.00% to 5.50%)	185,000,000

24

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 20,000,000	Deutsche Bank Securities, dated 9/30/13; due 10/1/13 at 0.15% with maturity value of $20,000,083 (fully collateralized by a Freddie Mac security with a maturity date of 8/1/43 at a rate of 3.50%)	$20,000,000
75,000,000	Goldman Sachs & Co. dated 9/30/13; due 10/1/13 at 0.07% with maturity value of $75,000,146 (fully collateralized by Federal Farm Credit Bank security with maturity dates ranging from 4/21/14 to 7/10/26 at rates ranging from 0.00% to 2.98%)	75,000,000
50,000,000	Goldman Sachs & Co. dated 9/30/13; due 10/1/13 at 0.09% with maturity value of $50,000,125 (fully collateralized by Fannie Mae securities with maturity dates ranging from 1/1/26 to 3/1/32 at rates ranging from 3.50% to 4.00%)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 9/24/13; due 10/1/13 at 0.03% with maturity value of $50,000,292 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/14 to 9/1/43 at rates ranging from 2.50% to 7.50%)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 9/25/13; due 10/2/13 at 0.03% with maturity value of $50,000,292 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/18 to 9/1/47 at rates ranging from 2.00% to 9.00%)	50,000,000
50,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 9/27/13; due 10/4/13 at 0.03% with maturity value of $50,000,292 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/13 to 10/1/43 at rates ranging from 2.50% to 11.50%)	50,000,000
25,000,000	Merrill Lynch, Pierce, Fenner, Smith dated 9/30/13; due 10/1/13 at 0.04% with maturity value of $25,000,028 (fully collateralized by a US Treasury Note with a maturity date of 9/30/15 at a rate of 0.25%)	25,000,000
300,000,000	TD Securities (USA) dated 9/30/13; due 10/1/13 at 0.09% with maturity value of $300,000,750 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/27/14 to 3/1/43 at rates ranging from 0.625% to 5.375%)	300,000,000

Total Repurchase Agreements		1,470,000,000

(Cost $1,470,000,000)

Total Investments		$6,538,716,262
(Cost $6,538,716,262)(c) — 106.75%

Liabilities in excess of other assets — (6.75)%		(413,617,514)

NET ASSETS — 100.00%		$6,125,098,748

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

25

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

September 30, 2013

(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC -Letter of Credit

    See notes to financial statements.

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

September 30, 2013

Principal Amount		Value
Municipal Bonds — 98.92%
Alaska — 0.73%
$10,000,000	Alaska International Airports System Refunding Revenue, Series A, 0.08%, 10/1/30, (LOC: State Street Bank & Trust Co.)(a)	$10,000,000

Arizona — 0.21%
2,840,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.08%, 4/15/30, (Credit Support: Fannie Mae)(a)	2,840,000

California — 4.36%
9,900,000	California Affordable Housing Agency Revenue, Series A, 0.07%, 9/15/33, (Credit Support: Fannie Mae)(a)	9,900,000
6,645,000	California Municipal Finance Authority Pacific Meadows Apartments Revenue, 0.11%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	6,645,000
6,500,000	City of Ontario Housing Authority, Park Centre Apartments Refunding Revenue, 0.07%, 12/1/35, (Credit Support: Freddie Mac)(a)	6,500,000
7,900,000	City of Tracy Sycamores Apartments Refunding Revenue, Series A, 0.09%, 5/1/15, (LOC: Freddie Mac)(a)	7,900,000
5,675,000	City of Vacaville Sycamores Apartments Refunding Revenue, Series A, 0.06%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,675,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.09%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000
4,750,000	Sacramento County Housing Authority Refunding Revenue, Series C, 0.06%, 7/15/29, (Credit Support: Fannie Mae)(a)	4,750,000
12,500,000	University of California TECP, 0.11%, 10/7/13(c)	12,500,000

		59,470,000

Colorado — 6.65%
4,525,000	Colorado Educational & Cultural Facilities Authority Private Primary Schools Revenue, 0.09%, 5/1/32, (LOC: U.S. Bank NA)(a)	4,525,000
4,525,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, 0.09%, 11/1/33, (LOC: U.S. Bank NA)(a)	4,525,000
1,250,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.17%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,250,000
5,600,000	Colorado Health Facilities Authority Crossroads Maranatha Project Refunding Revenue, 0.07%, 12/1/43, (LOC: U.S Bank NA)(a)	5,600,000
65,000,000	Colorado State Cash Flow Management General Fund Revenue, Series A, 2.00%, 6/27/14	65,879,217
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.08%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
4,930,000	Gateway Regional Metropolitan District Refunding GO, 0.17%, 12/1/37, (LOC: Wells Fargo Bank)(a)	4,930,000
485,000	Parker Automotive Metropolitan District GO, 0.08%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		90,669,217

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
District Of Columbia — 0.69%
$ 3,555,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.18%, 4/1/22, (LOC: Wells Fargo Bank)(a)	$3,555,000
1,500,000	District of Columbia Internships and Academic Revenue, 0.08%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,500,000
4,300,000	District of Columbia Jesuit Conference Revenue, 0.09%, 10/1/37, (LOC: PNC Bank NA)(a)	4,300,000

		9,355,000

Florida — 3.40%
3,825,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.08%, 2/15/28, (Credit Support: Fannie Mae)(a)	3,825,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.09%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.09%, 10/1/25(a)(b)	2,225,000
35,000,000	JP Morgan Chase Putters/Drivers Trust, Palm Beach School Board COP, Series 4078, 0.07%, 1/31/14, (LOC: JPMorgan Chase Bank NA)(a)(b)	35,000,000

		46,295,000

Georgia — 0.87%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.07%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
4,670,000	Fulton County Development Authority School Improvement Revenue, 0.08%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,670,000

		11,885,000

Illinois — 5.40%
3,070,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.15%, 11/1/31, (LOC: State Street Bank & Trust)(a)	3,070,000
20,000,000	Illinois Educational Facilities Authority TECP, 0.10%, 10/2/13, (LOC: Northern Trust)	20,000,000
10,000,000	Illinois Finance Authority, Resurrection Health Revenue, 0.08%, 5/15/35, (LOC: Barclays Bank PLC)(a)	10,000,000
3,300,000	Illinois Finance Authority, The Adler Planetarium Revenue, 0.08%, 4/1/31, (LOC: PNC Bank NA)(a)	3,300,000
21,000,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.07%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	21,000,000
10,000,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2C, 0.08%, 7/1/30, (LOC: Northern Trust Company)(a)	10,000,000
6,235,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.08%, 12/1/23, (LOC: U.S. Bank NA)(a)	6,235,000

		73,605,000

Indiana — 3.29%
9,000,000	City of Rockport Refunding Revenue, Series A, 0.07%, 7/1/25, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	9,000,000

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.08%, 11/15/33(a)	$23,600,000
12,280,000	Indiana Health Facility Financing Authority, Ascension Health Refunding Revenue, Series E6, 0.07%, 11/15/39(a)	12,280,000

		44,880,000

Iowa — 2.12%
5,500,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.09%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank, Des Moines)(a)	5,500,000
1,125,000	County of Woodbury Siouxland Medical Education Foundation Revenue, 0.17%, 11/1/16, (LOC: U.S. Bank NA)(a)	1,125,000
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.17%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000
15,000,000	Iowa State Finance Authority Trinity Health Refunding Revenue, Series D, 0.08%, 12/1/30(a)	15,000,000

		28,895,000

Louisiana — 0.94%
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.08%, 10/1/37, (LOC: First NBC Bank, Federal Home Loan Bank, Dallas)(a)	9,055,000
3,730,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.07%, 2/15/23, (Credit Support: Fannie Mae)(a)	3,730,000

		12,785,000

Maryland — 0.15%
2,065,000	Montgomery County Housing Opportunites Commission Local Single Family Housing Revenue, Series A, 0.07%, 5/1/39, (LOC: PNC Bank NA)(a)	2,065,000

Michigan — 5.95%
35,000,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.11%, 10/4/13(c)	35,000,000
10,000,000	Michigan State Hospital Finance Authority, Trinity Health Group Revenue TECP, 0.11%, 11/4/13(c)	10,000,000
36,010,000	University of Michigan TECP, 0.12%, 10/2/13(c)	36,010,000

		81,010,000

Minnesota — 7.50%
1,825,000	City of Bloomington Bristol Village Apartments Project Refunding Revenue, Series A1, 0.08%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.08%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
6,200,000	City of Center City Hazelden Foundation Project Revenue, 0.08%, 11/1/35, (LOC: US Bank NA)(a)	6,200,000
12,135,000	City of Inver Grove Heights Refunding Revenue, 0.07%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,135,000

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 6,500,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.07%, 5/15/34, (Credit Support: Fannie Mae)(a)	$6,499,994
3,865,000	City of Minnetonka, Minnetonka Hills Apartments Refunding Revenue, 0.07%, 11/15/31, (Credit Support: Fannie Mae)(a)	3,865,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.07%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.07%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,115,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.07%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,115,000
7,000,000	Rochester Health Care Facilities TECP, 0.09%, 10/15/13, (Credit Support: Mayo Clinic Foundation)(c)	7,000,000
10,000,000	Rochester Health Care Facilities TECP, 0.12%, 10/1/13, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000
7,745,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.07%, 2/1/34, (Credit Support: Freddie Mac)(a)	7,744,995
19,250,000	University of Minnesota TECP, 0.09%, 10/4/13(c)	19,250,000
2,100,000	University of Minnesota TECP, 0.09%, 10/4/13(c)	2,100,000
10,150,000	University of Minnesota TECP, 0.13%, 10/1/13(c)	10,150,000

		102,129,989

Mississippi — 3.74%
17,200,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.05%, 12/1/30(a)	17,200,000
6,040,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series C, 0.03%, 12/1/30(a)	6,040,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.07%, 5/1/39, (LOC: Capital One NA, Federal Home Loan Bank, Atlanta)(a)	7,140,000
20,545,000	Perry County Leaf River Forest Production Project Refunding Revenue, 0.10%, 2/1/22, (LOC: Scotia Bank)(a)	20,545,000

		50,925,000

Missouri — 1.59%
14,500,000	Curators of University of Missouri TECP, 0.09%, 10/16/13(c)	14,500,000
5,215,000	Nodaway County Industrial Development Authority Northwest Foundation, Inc. Revenue, 0.07%, 11/1/28, (LOC: U.S. Bank NA)(a)	5,215,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.07%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		21,715,000

Montana — 1.65%
1,700,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/29(a)	1,700,000
14,775,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/32(a)	14,774,504

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 6,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.22%, 3/1/35(a)	$6,000,000

		22,474,504

Nebraska — 2.19%
29,785,000	Lancaster County Hospital Authority No. 1 Bryan LGH Medical Center Refunding Revenue, Series B-2, 0.07%, 6/1/31, (LOC: U.S. Bank NA)(a)	29,785,000

New York — 10.88%
4,000,000	New York City Housing Development Corp., 1133 Manhattan Avenue Revenue, Series A, 0.07%, 6/1/46, (Credit Support: Freddie Mac)(a)	4,000,000
8,100,000	New York City Public Improvement GO, Subseries C4, 0.06%, 8/1/20, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	8,100,000
5,525,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, 0.05%, 11/1/29(a)	5,525,000
12,000,000	New York Liberty Development Corp. Recovery Zone 3 World Trade Center Revenue, 0.23%, 3/19/14(a)	12,000,000
11,000,000	New York Metropolitan Transportation Authority Transit Inprovements Refunding Revenue, Series G1, 0.07%, 11/1/26, (LOC: Bank of Nova Scotia)(a)	11,000,000
7,000,000	New York Public Improvements GO, Subseries G-7, 0.05%, 4/1/42, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	7,000,000
8,500,000	New York State Dormitory Authority Refunding Revenue, Series A, 0.11%, 7/1/28, (LOC: TD Bank NA)(a)	8,500,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.14%, 8/1/15, (LOC: Wells Fargo Bank)(a)	27,400,000
8,100,000	New York State Housing Finance Agency 10 Barclay Street Revenue, Series A, 0.07%, 11/15/37, (Credit Support: Fannie Mae)(a)	8,100,000
25,200,000	New York State Housing Finance Agency West 37th St. Revenue, 0.08%, 5/1/42, (Credit Support: Freddie Mac)(a)	25,200,000
23,400,000	New York State Housing Finance Agency West 37th St. Revenue, 0.08%, 5/1/42, (Credit Support: Freddie Mac)(a)	23,400,000
3,000,000	New York State Housing Finance Agency, College Arms Revenue, Series A, 0.08%, 5/1/48, (Credit Support: Freddie Mac)(a)	3,000,000
5,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series B, 0.07%, 1/1/32, (Credit Support: California State Teachers Retirement System)(a)	5,000,000

		148,225,000

North Carolina — 3.55%
20,190,000	Lower Cape Fear Water & Sewer Authority Water Utility Improvements Revenue, 0.07%, 12/1/34, (LOC: Rabobank Cooperative)(a)	20,190,000
6,500,000	North Carolina Capital Facilities Finance Agency Duke University TECP, 0.12%, 10/3/13(c)	6,500,000
1,600,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.08%, 7/1/19, (LOC: Branch Banking & Trust)(a)	1,600,000

31

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 4,100,000	North Carolina Educational Facilities Finance Agency Duke University Project Revenue, Series A, 0.05%, 12/1/17(a)	$4,100,000
9,935,000	North Carolina Educational Facilities Finance Agency, Duke University Project Revenue, Series B, 0.05%, 12/1/21(a)	9,935,000
2,960,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.11%, 11/1/27, (LOC: Branch Banking & Trust)(a)	2,960,000
3,145,000	North Carolina Medical Care Commission Sisters of Mercy Services Corp. Revenue, 0.08%, 3/1/28, (LOC: Branch Banking & Trust)(a)	3,145,000

		48,430,000

Oregon — 0.93%
12,500,000	State of Oregon Cash Flow Management GO, Series A, 1.50%, 7/31/14	12,637,006

Pennsylvania — 3.19%
7,100,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.08%, 6/1/30, (LOC: PNC Bank NA)(a)	7,100,000
20,920,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.05%, 12/1/15(a)	20,920,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Owen J Roberts School District Refunding GO, Series 3405, 0.09%, 11/15/14, (Credit Support: State Aid Withholding)(a)(b)	8,155,000
7,345,000	Luzerne County Convention Center Authority Revenue, Series A, 0.08%, 9/1/28, (LOC: PNC Bank NA)(a)	7,345,000

		43,520,000

Rhode Island — 0.55%
7,510,000	Rhode Island Health & Educational Building Corp. School of Design Refunding Revenue, Series B, 0.06%, 8/15/36, (LOC: TD Bank NA)(a)	7,510,000

South Carolina — 0.52%
3,150,000	South Carolina Jobs-Economic Development Authority Revenue, 0.11%, 5/1/29, (LOC: Branch Banking & Trust)(a)	3,150,000
3,950,000	South Carolina Jobs-Economic Development Authority Revenue, 0.17%, 5/1/29, (LOC: Wells Fargo Bank)(a)	3,950,000

		7,100,000

South Dakota — 1.30%
12,640,000	City of Sioux Falls Sales Tax Revenue, Series 2057, 0.09%, 5/15/15(a)	12,640,000
5,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.07%, 5/1/39(a)	5,000,000

		17,640,000

Tennessee — 1.84%
25,000,000	Vanderbilt University TECP, 0.20%, 10/3/13(c)	25,000,000

32

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
Texas — 14.66%
$ 2,340,000	Aldine Independent School District GO, Series A, 5.00%, 2/15/14, (Credit Support: PSF-GTD)	$2,382,206
2,015,000	Crawford Education Facilities Corp. Revenue, 0.08%, 6/1/18, (LOC: U.S. Bank NA)(a)	2,015,000
2,245,000	Denton Independent School District School Improvements GO, 2.00%, 8/1/14, (Credit Support: PSF-GTD)	2,278,454
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.17%, 12/1/16(a)	7,050,000
17,000,000	Harris County Cultural Educational Facilities TECP, 0.20%, 4/3/14, (Credit Support: Methodist Hospital)(c)	17,000,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.21%, 12/4/13, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.21%, 12/4/13, (Credit Support: Methodist Hospital)(c)	8,000,000
50,000,000	JP Morgan Chase Putters Drivers Trust, Cash Flow Management Revenue State of Texas, Series 4393, 0.11%, 2/27/14(a)(b)	50,000,000
13,500,000	Lower Neches Valley Authority Industrial Development Corp. Exxon Mobil Project Refunding Revenue, 0.05%, 5/1/46(a)	13,500,000
6,220,000	Lower Neches Valley Authority Industrial Development Corp. Exxon Mobil Project Refunding Revenue, Series A, 0.06%, 11/1/29(a)	6,220,000
9,905,000	Lower Neches Valley Authority Industrial Development Corp. Exxon Mobil Project Revenue, 0.05%, 11/1/38(a)	9,905,000
1,180,000	Lubbock Independent School District School Improvements GO, Series A, 2.00%, 2/15/14, (Credit Support: PSF-GTD)	1,187,033
4,690,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.17%, 12/1/26, (LOC: Wells Fargo Bank)(a)	4,690,000
1,000,000	State of Texas Public Finance Authority Refunding GO, OID, 0.30%, 10/1/13(d)	1,000,000
22,892,000	University of Texas TECP, 0.09%, 10/16/13(c)	22,892,000
13,650,000	University of Texas TECP, 0.10%, 10/2/13(c)	13,650,000
20,000,000	University of Texas TECP, 0.12%, 10/1/13(c)	20,000,000

		199,769,693

Utah — 1.42%
450,000	County of Sanpete Private Primary Schools Revenue, 0.17%, 8/1/28, (LOC: U.S. Bank NA)(a)	450,000
2,610,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.17%, 4/1/25, (LOC: Wells Fargo Bank)(a)	2,610,000
4,310,000	Salt Lake County Housing Authority Refunding Revenue, 0.11%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,310,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.07%, 9/1/32, (LOC: Bank of Montreal)(a)	11,970,000

		19,340,000

Virginia — 0.46%
6,300,000	Montgomery County Industrial Development Authority Virginia Tech Foundation Refunding Revenue, 0.08%, 6/1/35, (LOC: BNY Mellon Trust)(a)	6,300,000

33

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2013

Principal Amount		Value
Washington — 2.78%
$ 4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.09%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	$4,995,000
9,900,000	King County Housing Authority Local Multi-Family Housing Refunding Revenue, Series A, 0.09%, 7/1/35, (Credit Support: Freddie Mac)(a)	9,900,000
800,000	State of Washington Various Purpose GO, Series D, 3.00%, 2/1/14	807,498
17,510,000	Washington Health Care Facilities Authority Multicare Health System, Series D, 0.06%, 8/15/41, (LOC: Barclays Bank PLC)(a)	17,510,000
4,680,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.09%, 8/1/44, (LOC: East West Bank, Federal Home Loan Bank, San Francisco)(a)	4,680,000

		37,892,498

Wisconsin — 4.90%
7,165,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.17%, 6/1/28, (LOC: Wells Fargo Bank)(a)	7,165,000
31,400,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.06%, 7/15/28, (LOC: Bank of Montreal)(a)	31,400,000
26,340,000	Wisconsin Health & Educational Facilities Authority, Meriter Hospital Inc. Refunding Revenue, Series C (LOC: U.S. Bank NA), 0.08%, 12/1/35(a)	26,340,000
1,900,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.08%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,900,000

		66,805,000

Wyoming — 0.51%
7,000,000	County of Sublette Exxon Pollution Control Project Revenue, 0.05%, 11/1/14(a)	7,000,000

Total Municipal Bonds		1,347,952,907

(Cost $1,347,952,907)

Shares
Investment Company — 0.37%
5,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund, Institutional Shares	5,000,000

Total Investment Company		5,000,000

(Cost $5,000,000)

34

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

September 30, 2013

Total Investments	$1,352,952,907
(Cost $1,352,952,907)(e) — 99.29%

Other assets in excess of liabilities — 0.71%	9,667,416

NET ASSETS — 100.00%	$1,362,620,323

(a)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2013. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

COP - Certificate of Participation

GO - General Obligation

GTY - Guaranty

LOC - Letter of Credit

OID - Original Issue Discount

PSF-GTD - Permanent School Fund Guarantee

TECP - Tax Exempt Commercial Paper

See notes to financial statements.

35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2013

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Assets:
Investments, at value (cost $13,093,088,648; $6,538,716,262; $1,352,952,907 respectively)	$13,093,088,648*	$6,538,716,262**	$1,352,952,907
Cash	27,519,910	41,153,493	10,282,873
Interest and dividends receivable	13,461,704	3,893,369	537,390
Prepaid expenses and other assets	43,172	264,911	109,553

Total Assets	13,134,113,434	6,584,028,035	1,363,882,723

Liabilities:
Distributions payable	12,037	1,321	—
Payable for investments purchased	88,303,907	458,521,730	1,187,033
Accrued expenses and other payables:
Investment advisory fees	1,004,336	245,017	17,404
Audit fees	19,808	19,808	19,808
Trustee fees	2,172	940	236
Distribution fees	541,435	—	—
Shareholder reports	264,598	57,182	11,289
Shareholder servicing fees	61,414	—	—
Transfer Agent fees	13,410	5,498	4,708
Other	167,612	77,791	21,922

Total Liabilities	90,390,729	458,929,287	1,262,400

Net Assets	$13,043,722,705	$6,125,098,748	$1,362,620,323

Net Assets Consist Of:
Capital	$13,047,796,171	$6,125,093,752	$1,362,662,799
Undistributed (distributions in excess of) net investment income	(1,031)	3,719	—
Accumulated net realized gains (losses) from investment transactions	(4,072,435)	1,277	(42,476)

Net Assets	$13,043,722,705	$6,125,098,748	$1,362,620,323

Net Assets:
RBC Institutional Class 1	$1,760,273,799	$1,231,172,978	$—
RBC Institutional Class 2	585,817,667	497,422,929	256,108,416
RBC Investor Class	2,658,173,582	795,134,898	152,543,878
RBC Reserve Class	6,213,052,017	2,288,165,145	607,105,807
RBC Select Class	1,826,405,640	1,313,202,798	346,862,222

Total	$13,043,722,705	$6,125,098,748	$1,362,620,323

36

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	1,760,120,028	1,231,152,588	—
RBC Institutional Class 2	585,777,611	497,420,254	256,186,651
RBC Investor Class	2,660,115,713	795,146,931	152,540,012
RBC Reserve Class	6,214,982,924	2,288,189,408	607,122,852
RBC Select Class	1,826,919,862	1,313,218,958	346,861,384

Total	13,047,916,138	6,125,128,139	1,362,710,899

Net Asset Values and Redemption Price per Share:
RBC Institutional Class 1	$1.00	$1.00	$—

RBC Institutional Class 2	$1.00	$1.00	$1.00

RBC Investor Class	$1.00	$1.00	$1.00

RBC Reserve Class	$1.00	$1.00	$1.00

RBC Select Class	$1.00	$1.00	$1.00

*	$1,080,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
**	$1,470,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See notes to financial statements.

37

FINANCIAL STATEMENTS

Statements of Operations

For the Year Ended September 30, 2013

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$30,224,731	$7,779,671	$1,962,955
Dividend income	—	—	2,047

Total Investment Income	30,224,731	7,779,671	1,965,002

Expenses:
Investment advisory fees	12,995,362	5,639,030	1,412,001
Distribution fees-RBC Institutional Class 2	919,396	463,194	339,422
Distribution fees-RBC Investor Class	27,954,355	8,459,093	1,610,170
Distribution fees-RBC Reserve Class	53,887,703	20,558,889	5,904,666
Distribution fees-RBC Select Class	14,772,103	11,114,135	2,933,185
Shareholder services administration fees-RBC Institutional Class 1	876,480	405,368	990
Accounting fees	649,768	281,951	70,600
Audit fees	35,625	35,625	35,625
Custodian fees	183,896	102,134	17,121
Insurance fees	84,267	34,653	12,193
Legal fees	379,878	163,509	41,716
Registration and filing fees	226,170	210,998	262,400
Shareholder reports	599,800	135,110	31,808
Transfer agent fees	86,903	33,963	30,020
Trustees’ fees	328,693	141,418	35,936
Other fees	312,148	158,509	60,239

Total expenses before fee reductions	114,292,547	47,937,579	12,798,092
Expenses reduced by:
Advisor - Class Specific	—	(674,763)	(367,067)
Shareholder Services Administrator - Class Specific	(3,883)	(267,928)	(138)
Distributor - Class Specific	(86,330,642)	(39,788,298)	(10,606,261)

Net Expenses	27,958,022	7,206,590	1,824,626

Net Investment Income	2,266,709	573,081	140,376

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	123,129	4,996	(25,606)

Change in net assets resulting from operations	$2,389,838	$578,077	$114,770

See notes to financial statements.

38

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Prime Money Market Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
From Investment Activities:
Operations:
Net investment income	$2,266,709	$2,772,080
Net realized gains from investment transactions	123,129	153,325

Change in net assets resulting from operations	2,389,838	2,925,405

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(1,141,082)	(1,713,557)
RBC Institutional Class 2 Shareholders	(62,144)	(72,809)
RBC Investor Class Shareholders	(279,772)	(298,786)
RBC Reserve Class Shareholders	(599,004)	(523,151)
RBC Select Class Shareholders	(184,707)	(163,777)

Change in net assets resulting from shareholder distributions	(2,266,709)	(2,772,080)

Capital Transactions:
Proceeds from shares issued	31,396,170,483	31,219,859,782
Distributions reinvested	1,563,490	2,185,210
Cost of shares redeemed	(30,669,843,616)	(31,398,365,527)

Change in net assets resulting from capital transactions	727,890,357	(176,320,535)

Net increase (decrease) in net assets	728,013,486	(176,167,210)

Net Assets:
Beginning of year	12,315,709,219	12,491,876,429

End of year	$13,043,722,705	$12,315,709,219

Distributions in excess of net investment income	$(1,031)	$(1,031)

Share Transactions:
Issued	31,396,170,483	31,219,859,782
Reinvested	1,563,490	2,185,210
Redeemed	(30,669,843,616)	(31,398,365,527)

Change in shares resulting from capital transactions	727,890,357	(176,320,535)

See notes to financial statements.

39

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	U.S. Government Money Market Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
From Investment Activities:
Operations:
Net investment income	$573,081	$587,599
Net realized gains from investment transactions	4,996	16,250

Change in net assets resulting from operations	578,077	603,849

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(90,204)	(152,689)
RBC Institutional Class 2 Shareholders	(30,879)	(18,769)
RBC Investor Class Shareholders	(84,601)	(91,193)
RBC Reserve Class Shareholders	(228,461)	(190,206)
RBC Select Class Shareholders	(138,936)	(134,742)

Change in net assets resulting from Distributions of Net Investment Income	(573,081)	(587,599)

Distributions from Net Realized Gains
RBC Institutional Class 1 Shareholders	(2,751)	(12,707)
RBC Institutional Class 2 Shareholders	(1,055)	(1,173)
RBC Investor Class Shareholders	(3,109)	(7,136)
RBC Reserve Class Shareholders	(8,200)	(14,189)
RBC Select Class Shareholders	(4,854)	(10,464)

Change in net assets resulting from Distributions of Net Realized Gains	(19,969)	(45,669)

Capital Transactions:
Proceeds from shares issued	6,278,401,994	7,041,789,065
Distributions reinvested	574,246	602,302
Cost of shares redeemed	(5,474,257,363)	(7,434,409,505)

Change in net assets resulting from capital transactions	804,718,877	(392,018,138)

Net increase (decrease) in net assets	804,703,904	(392,047,557)

Net Assets:
Beginning of year	5,320,394,844	5,712,442,401

End of year	$6,125,098,748	$5,320,394,844

Undistributed net investment income	$3,719	$3,719

Share Transactions:
Issued	6,278,401,994	7,041,789,065
Reinvested	574,246	602,302
Redeemed	(5,474,257,363)	(7,434,409,505)

Change in shares resulting from capital transactions	804,718,877	(392,018,138)

See notes to financial statements.

40

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tax-Free Money Market Fund
	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
From Investment Activities:
Operations:
Net investment income	$140,376	$136,037
Net realized gains (losses) from investment transactions	(25,606)	1,487

Change in net assets resulting from operations	114,770	137,524

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(271)	(4,341)
RBC Institutional Class 2 Shareholders	(22,636)	(21,528)
RBC Investor Class Shareholders	(16,101)	(16,802)
RBC Reserve Class Shareholders	(65,605)	(58,203)
RBC Select Class Shareholders	(36,663)	(35,163)

Change in net assets resulting from Distributions of Net Investment Income	(141,276)	(136,037)

Capital Transactions:
Proceeds from shares issued	1,841,785,596	1,474,192,579
Distributions reinvested	141,008	135,762
Cost of shares redeemed	(1,841,952,614)	(1,350,395,314)

Change in net assets resulting from capital transactions	(26,010)	123,933,027

Net increase (decrease) in net assets	(52,516)	123,934,514

Net Assets:
Beginning of year	1,362,672,839	1,238,738,325

End of year	$1,362,620,323	$1,362,672,839

Undistributed net investment income	$—	$—

Share Transactions:
Issued	1,841,785,596	1,474,192,579
Reinvested	141,008	135,762
Redeemed	(1,841,952,614)	(1,350,395,314)

Change in shares resulting from capital transactions	(26,010)	123,933,027

See notes to financial statements.

41

FINANCIAL HIGHLIGHTS

Prime Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized / Unrealized Gain/(Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
RBC Institutional Class 1
Year Ended September 30, 2013	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2009	1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	1.00
RBC Institutional Class 2
Year Ended September 30, 2013	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Year Ended September 30, 2013	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Year Ended September 30, 2013	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Year Ended September 30, 2013	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

42

FINANCIAL HIGHLIGHTS

Prime Money Market Fund (cont.)		(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(e)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Year Ended September 30, 2013	0.06%	$ 1,760	0.17%	0.07%	0.17%
Year Ended September 30, 2012	0.09%	1,746	0.17%	0.09%	0.17%(h)
Year Ended September 30, 2011	0.13%	1,978	0.17%	0.14%	0.17%(h)
Year Ended September 30, 2010	0.19%	4,051	0.17%	0.19%	0.17%(h)
Year Ended September 30, 2009	0.95%	4,426	0.55%(g)	1.03%	0.55%
RBC Institutional Class 2
Year Ended September 30, 2013	0.01%	$ 586	0.22%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	633	0.25%	0.01%	0.27%
Year Ended September 30, 2011	0.04%	687	0.26%	0.04%	0.27%
Year Ended September 30, 2010	0.09%	830	0.27%	0.07%	0.27%
Period Ended September 30, 2009(c)	0.62%(d)	19	0.31%(f)	0.45%(f)	0.32%(f)
RBC Investor Class
Year Ended September 30, 2013	0.01%	$ 2,658	0.22%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	2,816	0.26%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	3,199	0.30%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	3,995	0.35%	0.01%	1.13%
Period Ended September 30, 2009(c)	0.15%(d)	4,659	0.91%(f)	0.16%(f)	1.19%(f)
RBC Reserve Class
Year Ended September 30, 2013	0.01%	$ 6,213	0.22%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	5,453	0.26%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	5,032	0.29%	0.01%	1.01%
Year Ended September 30, 2010	0.01%	5,165	0.35%	0.01%	1.03%
Period Ended September 30, 2009(c)	0.22%(d)	4,870	0.83%(f)	0.24%(f)	1.08%(f)
RBC Select Class
Year Ended September 30, 2013	0.01%	$ 1,826	0.22%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,668	0.26%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,595	0.29%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,572	0.35%	0.01%	0.92%
Period Ended September 30, 2009(c)	0.27%(d)	1,383	0.77%(f)	0.29%(f)	0.97%(f)

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(f)	Annualized.
(g)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(h)	There were no waivers or reimbursements during the period.

See notes to financial statements.

43

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund		(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain/(Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
RBC Institutional Class 1
Year Ended September 30, 2013	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2009	1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	1.00
RBC Institutional Class 2
Year Ended September 30, 2013	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Year Ended September 30, 2013	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Year Ended September 30, 2013	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Year Ended September 30, 2013	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$ 1.00
Year Ended September 30, 2012	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

44

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund (cont.)			(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(e)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Year Ended September 30, 2013	0.01%	$1,231	0.13%	0.01%	0.17%
Year Ended September 30, 2012	0.01%	1,046	0.16%	0.01%	0.17%
Year Ended September 30, 2011	0.05%	1,580	0.17%	0.05%	0.17%
Year Ended September 30, 2010	0.11%	662	0.17%	0.11%	0.17%(h)
Year Ended September 30, 2009	0.73%	848	0.49%(g)	0.98%	0.49%(h)
RBC Institutional Class 2
Year Ended September 30, 2013	0.01%	$497	0.12%	0.01%	0.27%
Year Ended September 30, 2012	0.01%	213	0.16%	0.01%	0.27%
Year Ended September 30, 2011	0.01%	142	0.20%	0.01%	0.27%
Year Ended September 30, 2010	0.02%	124	0.27%	0.02%	0.27%
Period Ended September 30, 2009(c)	0.44%(d)	14	0.30%(f)	0.56%(f)	0.30%(f)
RBC Investor Class
Year Ended September 30, 2013	0.01%	$795	0.13%	0.01%	1.12%
Year Ended September 30, 2012	0.01%	857	0.16%	0.01%	1.12%
Year Ended September 30, 2011	0.01%	981	0.21%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	1,260	0.27%	0.01%	1.13%
Period Ended September 30, 2009(c)	0.11%(d)	1,372	0.65%(f)	0.07%(f)	1.17%(f)
RBC Reserve Class
Year Ended September 30, 2013	0.01%	$2,288	0.13%	0.01%	1.02%
Year Ended September 30, 2012	0.01%	1,896	0.16%	0.01%	1.02%
Year Ended September 30, 2011	0.01%	1,748	0.21%	0.01%	1.02%
Year Ended September 30, 2010	0.01%	1,752	0.27%	0.01%	1.03%
Period Ended September 30, 2009(c)	0.14%(d)	1,714	0.65%(f)	0.15%(f)	1.06%(f)
RBC Select Class
Year Ended September 30, 2013	0.01%	$1,313	0.13%	0.01%	0.92%
Year Ended September 30, 2012	0.01%	1,309	0.16%	0.01%	0.92%
Year Ended September 30, 2011	0.01%	1,262	0.21%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,139	0.27%	0.01%	0.93%
Period Ended September 30, 2009(c)	0.17%(d)	1,233	0.63%(f)	0.18%(f)	0.95%(f)

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(f)	Annualized.
(g)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(h)	There were no waivers or reimbursements during the period.

See notes to financial statements.

45

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain/(Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Net Asset Value, End of Period
RBC Institutional Class 1
Period Ended October 28, 2012(a)	$1.00	(b)(c)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2012	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2009	1.00	0.01(c)	(b)	0.01	(0.01)	—	1.00
RBC Institutional Class 2
Year Ended September 30, 2013	$1.00	(b)(c)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2012	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c)	(b)	(b)	(b)	—	1.00
RBC Investor Class
Year Ended September 30, 2013	$1.00	(b)(c)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2012	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c)	(b)	(b)	(b)	—	1.00
RBC Reserve Class
Year Ended September 30, 2013	$1.00	(b)(c)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2012	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c)	(b)	(b)	(b)	—	1.00
RBC Select Class
Year Ended September 30, 2013	$1.00	(b)(c)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2012	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2011	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(b)(c)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(d)	1.00	(b)(c)	(b)	(b)	(b)	—	1.00

(a)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to September 30, 2013.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Per share net investment income has been calculated using
the average daily shares method.
(d)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

46

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund (cont.)			(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(e)	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Period Ended October 28, 2012(a)	0.00%(d)	$—	0.18%(f)	0.01%(f)	0.19%(f)
Year Ended September 30, 2012	0.02%	26	0.16%	0.02%	0.19%
Year Ended September 30, 2011	0.09%	37	0.18%	0.10%	0.19%
Year Ended September 30, 2010	0.25%	71	0.18%	0.22%	0.18%(h)
Year Ended September 30, 2009	0.74%	51	0.71%(g)	1.49%	0.71%
RBC Institutional Class 2
Year Ended September 30, 2013	0.01%	$ 256	0.13%	0.01%	0.29%
Year Ended September 30, 2012	0.01%	202	0.17%	0.01%	0.29%
Year Ended September 30, 2011	0.02%	214	0.26%	0.02%	0.29%
Year Ended September 30, 2010	0.15%	282	0.28%	0.09%	0.28%
Period Ended September 30, 2009(c)	0.41%(d)	(i)	0.34%(f)	0.45%(f)	0.34%(f)
RBC Investor Class
Year Ended September 30, 2013	0.01%	$ 153	0.13%	0.01%	1.14%
Year Ended September 30, 2012	0.01%	162	0.17%	0.01%	1.13%
Year Ended September 30, 2011	0.02%	167	0.26%	0.01%	1.14%
Year Ended September 30, 2010	0.02%	210	0.42%	0.01%	1.15%
Period Ended September 30, 2009(c)	0.04%(d)	202	0.76%(f)	0.03%(f)	1.19%(f)
RBC Reserve Class
Year Ended September 30, 2013	0.01%	$ 607	0.13%	0.01%	1.04%
Year Ended September 30, 2012	0.01%	600	0.17%	0.01%	1.04%
Year Ended September 30, 2011	0.02%	520	0.26%	0.01%	1.04%
Year Ended September 30, 2010	0.02%	612	0.40%	0.01%	1.04%
Period Ended September 30, 2009(c)	0.06%(d)	432	0.74%(f)	0.05%(f)	1.09%(f)
RBC Select Class
Year Ended September 30, 2013	0.01%	$ 347	0.13%	0.01%	0.94%
Year Ended September 30, 2012	0.01%	373	0.17%	0.01%	0.94%
Year Ended September 30, 2011	0.02%	300	0.26%	0.01%	0.93%
Year Ended September 30, 2010	0.02%	286	0.40%	0.01%	0.94%
Period Ended September 30, 2009(c)	0.11%(d)	242	0.68%(f)	0.10%(f)	0.99%(f)

*	During the year, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	There were no RBC Institutional Class 1 shares outstanding during the period from October 29, 2012 to September 30, 2013.
(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(d)	Not annualized.
(e)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(f)	Annualized.
(g)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
(h)	There were no waivers or reimbursements during the period.
(i)	Less than $1,000,000.

See notes to financial statements.

47

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 14 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following three investment portfolios (“Funds”):

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

The Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund offer five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“US GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

Each Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Trust’s Board of Trustees (“Board”) believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities and other assets. The Pricing Committee includes representatives of the Funds’ Advisor and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the

48

NOTES TO FINANCIAL STATEMENTS

Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Funds are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

—  Level1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

—  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

—  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2013 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Prime Money Market	$—	$13,093,088,648(b)(c)	$—	$13,093,088,648
U.S. Government Money Market	—	6,538,716,262(b)(c)	—	6,538,716,262
Tax-Free Money Market	5,000,000(a)	1,347,952,907(b)(c)	—	1,352,952,907

49

NOTES TO FINANCIAL STATEMENTS

(a) Level 1 investments consist of Investment Companies.

(b) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(c) The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedules of Portfolio Investments.

During the year ended September 30, 2013, the Funds recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, Fund Management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

In June 2013, the FASB issued Accounting Standards Update No. 2013-8 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium and discount using the effective yield method.

When Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date and begin earning interest on the settlement date. As of September 30, 2013, the Funds held no when-issued securities.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

50

NOTES TO FINANCIAL STATEMENTS

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on the proportion of relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. distribution in excess of net investment income), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

For the year ended September 30, 2013, reclassifications for permanent differences were as follows:

	Increase Undistributed Net Investment Income	Increase Accumulated Realized Gains	Decrease Accumulated Paid-in-Capital
Tax-Free Money Market Fund	$900	$0	$(900)

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require the Funds to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets as follows:

Annual Rate
Prime Money Market Fund	0.10%
U.S. Government Money Market Fund	0.10%
Tax-Free Money Market Fund	0.10%

51

NOTES TO FINANCIAL STATEMENTS

RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses at 0.20% for RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund. During the year ended September 30, 2013, there were no fees waived under this agreement.

RBC GAM (US) and BNY Mellon serve as co-administrators to the Funds. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. RBC GAM (US) does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Funds based on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the advisor, either co-administrator or distributor) an annual retainer of $32,500 ($35,000 effective October 1, 2013). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,000 ($1,500 effective October 1, 2013) for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Security Transactions with Affiliated Funds

During the year ended September 30, 2013, the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund engaged in security purchase and sale transactions with other RBC Funds or investment advisory clients managed by RBC GAM (US). These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 (as amended) and amounted to $15,000,000 and $84,580,000 for Prime Money Market Fund, respectively, $59,580,000 and $0 for U.S. Government Money Market Fund, respectively, and $42,700,000 and $15,000,000 for Tax-Free Money Market Fund, respectively.

52

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution

The Prime Money Market, U. S. Government Money Market and Tax-Free Money Market Funds have adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a Shareholder Account and Distribution Services Agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets for certain shareholder account servicing support provided to the Funds. RBC Capital Markets has agreed to waive fees and/or reimburse expenses in order to maintain the net annual fund operating expenses for each class listed below for each Fund to the following amounts:

Fund	Operating Expense Limit
Prime Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.05%
RBC Reserve Class	0.90%
RBC Select Class	0.80%

U.S. Government Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

Tax-Free Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.70%

This Expense Limitation Agreement is in place until January 31, 2015. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, any expenses in excess of the Expense Limitation and repay RBC Capital Markets such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. At September 30, 2013, the amounts subject to possible recoupment under the expense limitation agreement are $11,591,982, $7,078,903 and $2,363,862 for the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund, respectively.

RBC Capital Markets may voluntarily waive and/or reimburse additional fund operating expenses at any time, such as to maintain a minimum yield in a fund. Any such voluntary program may be modified or discontinued at any time without notice.

53

NOTES TO FINANCIAL STATEMENTS

For the year ended September 30, 2013, the following distribution fees were waived:

Fund	Distribution Fees Waived
Prime Money Market Fund
RBC Institutional Class 2	$ 305,331
RBC Investor Class	25,135,937
RBC Reserve Class	47,943,828
RBC Select Class	12,945,546

U.S. Government Money Market Fund
RBC Institutional Class 2	$ 420,981
RBC Investor Class	8,310,586
RBC Reserve Class	20,183,218
RBC Select Class	10,873,513

Tax-Free Money Market Fund
RBC Institutional Class 2	$ 310,490
RBC Investor Class	1,589,100
RBC Reserve Class	5,820,380
RBC Select Class	2,886,291

For the year ended September 30, 2013, shareholder servicing fees were voluntarily waived for the RBC Institutional Class 1 in the amount of $3,883, $267,928 and $138 for the Prime Money Market Fund, U.S. Government Money Market Fund and the Tax-Free Money Market Fund, respectively and the Advisor voluntarily waived $674,763 in fees for the U.S. Government Money Market Fund, which represented $110,815, $42,400, $94,199, $270,521 and $156,828 for RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class, respectively and $367,067 in fees for the Tax-Free Money Market Fund which represented $62,448, $40,809, $167,301 and $96,509 for RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class, respectively.

54

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions for the period were as follows:

	Prime Money Market Fund		U.S. Government Money Market Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$24,254,555,718	$25,164,341,039	$1,644,488,077	$3,157,517,444
Distributions reinvested	437,904	1,126,687	74,159	134,444
Cost of shares redeemed	(24,240,354,230)	(25,398,322,531)	(1,459,469,928)	(3,691,676,658)

Change in RBC Institutional Class 1	$14,639,392	$(232,854,805)	$185,092,308	$(534,024,770)

RBC Institutional Class 2
Proceeds from shares issued	$659,464,581	$801,609,519	$1,502,436,908	$836,793,426
Distributions reinvested	62,150	72,815	31,931	19,944
Cost of shares redeemed	(706,349,708)	(856,449,804)	(1,217,837,635)	(766,228,403)

Change in RBC Institutional Class 2	$(46,822,977)	$(54,767,470)	$284,631,204	$70,584,967

RBC Investor Class
Proceeds from shares issued	$1,389,341,947	$1,153,629,144	$457,439,447	$542,432,684
Distributions reinvested	279,770	298,786	87,709	98,323
Cost of shares redeemed	(1,547,772,657)	(1,537,077,816)	(519,303,576)	(666,444,357)

Change in RBC Investor Class	$(158,150,940)	$(383,149,886)	$(61,776,420)	$(123,913,350)

RBC Reserve Class
Proceeds from shares issued	$2,983,974,804	$2,523,866,545	$1,488,004,532	$1,148,674,713
Distributions reinvested	598,969	523,147	236,657	204,387
Cost of shares redeemed	(2,224,710,045)	(2,103,428,295)	(1,095,725,655)	(1,000,971,147)

Change in RBC Reserve Class	$759,863,728	$420,961,397	$392,515,534	$147,907,953

RBC Select Class
Proceeds from shares issued	$2,108,833,433	$1,576,413,535	$1,186,033,030	$1,356,370,798
Distributions reinvested	184,697	163,775	143,790	145,204
Cost of shares redeemed	(1,950,656,976)	(1,503,087,081)	(1,181,920,569)	(1,309,088,940)

Change in RBC Select Class	$158,361,154	$73,490,229	$4,256,251	$47,427,062

Change in net assets resulting from capital transactions	$727,890,357	$(176,320,535)	$804,718,877	$(392,018,138)

55

NOTES TO FINANCIAL STATEMENTS

	Tax-Free Money Market Fund

	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$—	$564
Distributions reinvested	—	4,082
Cost of shares redeemed	(25,823,504)	(11,001,070)

Change in RBC Institutional Class 1	$(25,823,504)	$(10,996,424)

RBC Institutional Class 2
Proceeds from shares issued	$585,687,501	$253,598,353
Distributions reinvested	22,634	21,525
Cost of shares redeemed	(531,531,589)	(266,108,021)

Change in RBC Institutional Class 2	$54,178,546	$(12,488,143)

RBC Investor Class
Proceeds from shares issued	$204,252,145	$230,399,893
Distributions reinvested	16,102	16,795
Cost of shares redeemed	(213,890,697)	(235,627,975)

Change in RBC Investor Class	$(9,622,450)	$(5,211,287)

RBC Reserve Class
Proceeds from shares issued	$551,729,666	$502,337,412
Distributions reinvested	65,607	58,202
Cost of shares redeemed	(544,177,120)	(423,287,442)

Change in RBC Reserve Class	$7,618,153	$79,108,172

RBC Select Class
Proceeds from shares issued	$500,116,284	$487,856,357
Distributions reinvested	36,665	35,158
Cost of shares redeemed	(526,529,704)	(414,370,806)

Change in RBC Select Class	$(26,376,755)	$73,520,709

Change in net assets resulting from capital transactions	$(26,010)	$123,933,027

6. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

56

NOTES TO FINANCIAL STATEMENTS

As of and during the year ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

The tax character of distributions during the year ended September 30, 2013 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Net Short Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Prime Money Market Fund	$2,331,054	$—	$—	$2,331,054	$ —	$2,331,054
U.S. Government Money Market Fund	592,994	—	—	592,994	—	592,994
Tax-Free Money Market Fund	2,554	—	—	2,554	138,722	141,276

The tax character of distributions during the year ended September 30, 2012 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Net Short Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Prime Money Market Fund	$2,737,620	$—	$—	$2,737,620	$ —	$2,737,620
U.S. Government Money Market Fund	634,851	—	—	634,851	—	634,851
Tax-Free Money Market Fund	1,794	—	—	1,794	134,614	136,408

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of September 30, 2013, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital Loss Carryforwards	Deferred Qualified Late-Year Losses	Unrealized Depreciation	Total Accumulated Earnings/(Losses)
Prime Money Market Fund	$11,006	$—	$ —	$(12,037)	$(4,072,435)	$—	$—	$(4,073,466)
U.S. Government Money Market Fund	5,955	—	362	(1,321)	—	—	—	4,996
Tax-Free Money Market Fund	—	—	—	—	(42,476)	—	—	(42,476)

As of September 30, 2013, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$4,072,435	2017

Tax-Free Money Market Fund	10,264	2019

Capital loss carryforwards utilized in the current year were $123,129 for the Prime Money Market Fund.

57

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2013, the Tax-Free Money Market Fund had a short-term capital loss carryforward of $32,212 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds did not have any deferred qualified late-year capital losses for the year ending September 30, 2013.

7. Line of Credit

The Tax-Free Money Market Fund is the sole participant in an uncommitted, unsecured $150,000,000 line of credit with U.S. Bank N.A. (the “Bank”), the Fund’s custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate – 1⁄2% per annum. There were no loans outstanding pursuant to this line of credit at September 30, 2013. During the year ended September 30, 2013, the Tax-Free Money Market Fund did not utilize this line of credit.

8. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

58

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of RBC Funds Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Prime Money Market Fund, U.S Government Money Market Fund and Tax-Free Money Market Fund (collectively the “Funds”), three of the portfolios constituting the RBC Funds Trust (the “Trust”), as of September 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the Funds’ custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of RBC Funds Trust referred to above, as of September 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

November 26, 2013

59

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the fiscal year ended September 30, 2013, the Tax-Free Money Market Fund declared tax-exempt distributions of $138,722.

The Funds report a portion of the income dividends distributed during the fiscal year ended September 30, 2013, as U.S. Government Income as follows:

Prime Money Market Fund	1.91%
U.S. Government Money Market Fund	37.28%

U.S. Government Income represents the amount of interest that was derived from direct U.S. Government obligations. Generally, such interest is exempt from state income tax. However, for residents of California, New York and Connecticut the statutory threshold requirements were not satisfied. Due to the diversity in state and local tax law, it is recommended you consult a tax adviser as to the applicability of the information provided for your specific situation.

The Funds report a portion of the income dividends distributed during the fiscal year ended September 30, 2013, as Qualified Interest Income as defined in the Internal Revenue Code as follows:

Prime Money Market Fund	87.62%
U.S. Government Money Market Fund	100.00%
Tax-Free Money Market Fund	92.09%

The Funds report a portion of the income dividends distributed during the fiscal year ended September 30, 2013, as Qualified Short-Term Gain as defined in the Internal Revenue Code as follows:

U.S. Government Money Market Fund	100.00%

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item above, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

60

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

T. Geron Bell (72)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Chairman of the Executive Board of the Minnesota

Twins (2011 to present); prior thereto President of Twins Sports, Inc. (parent company of the Minnesota

Twins) (2002-2011); President of the Minnesota Twins Baseball Club Incorporated (1987-2002)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Lucy Hancock Bode (62)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Healthcare consultant (self-employed) (1986 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: BioSignia

Leslie H. Garner Jr. (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and CEO, The Greater Cedar Rapids

Community Foundation (2010 to present); previously, President, Cornell College (1994 to 2010)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Ronald James (62)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (64)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Vice President and Treasurer, Hall Family Foundation (1988 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

H. David Rybolt (71)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Consultant, HDR Associates (management consulting) (1985 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

61

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

James R. Seward (61)

Position, Term of Office and Length of Time Served with the Trust: Chairman of the Board and Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Private investor (2000 to present); CFA (1987 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Syntroleum Corporation; Brookdale Senior Living Inc.

William B. Taylor (68)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2005

Principal Occupation(s) During Past 5 Years: Consultant (2003 to present); previously Partner, Ernst & Young LLP (1982 to 2003)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: William Henry Insurance, LLC; Kansas City Symphony; University of Kansas Medical Center Research Institute.

Interested Trustees(1)(2)(3)

Kathleen A. Gorman (49)(5)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Executive Officers(1)(3)(4)

Kathleen A. Gorman (49)

Position, Term of Office and Length of Time Served with the Trust: President and Chief Executive Officer since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present) Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

James A. Gallo (49)

Address: BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA 19406

Position, Term of Office and Length of Time Served with the Trust: Treasurer since October 2007

Principal Occupation(s) During Past 5 Years: Senior Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (2002 to present)

62

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

Executive Officers(1)(3)(4)

Kathleen A. Hegna (46)

Position, Term of Office and Length of Time Served with the Trust: Chief Financial Officer and Principal Accounting Officer since May 2009 Principal Occupation(s) During Past 5 Years: Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC Global Asset Management (U.S.) Inc. (2009 to present); Senior Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Christina M. Moore (45)

Position, Term of Office and Length of Time Served with the Trust: Chief Compliance Officer since December 2012 and Assistant Secretary since March 2013

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, RBC Funds (2012 to present); Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006 to 2012)

Lee Thoresen (42)

Position, Term of Office and Length of Time Served with the Trust: Chief Legal Officer and Secretary since March 2008

Principal Occupation(s) During Past 5 Years: Senior Associate General Counsel, RBC Capital Markets, LLC (2006-present)

(1)	Except as otherwise noted, the address of each Trustee/Officer is RBC Funds Trust, 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2)	All Trustees must retire on or before December 31 of the year in which they reach age 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.
(3)	On December 31, 2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC Global Asset Management (U.S.) Inc. for prior periods are deemed to be references to the prior entity.
(4)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.
(5)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Funds’ Statement of Additional Information includes information about the Funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-422-2766.

63

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13-9/30/13	Annualized Expense Ratio During Period 4/1/13-9/30/13
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.20	$ 0.85	0.17%
RBC Institutional Class 2	1,000.00	1,000.10	1.00	0.20%
RBC Investor Class	1,000.00	1,000.10	1.00	0.20%
RBC Reserve Class	1,000.00	1,000.10	1.00	0.20%
RBC Select Class	1,000.00	1,000.10	1.00	0.20%

U.S. Government Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.10	0.50	0.10%
RBC Institutional Class 2	1,000.00	1,000.10	0.50	0.10%
RBC Investor Class	1,000.00	1,000.10	0.50	0.10%
RBC Reserve Class	1,000.00	1,000.10	0.50	0.10%
RBC Select Class	1,000.00	1,000.10	0.50	0.10%

Tax-Free Money Market Fund
RBC Institutional Class 1(a)	—	—	—	0.00%
RBC Institutional Class 2	1,000.00	1,000.10	0.55	0.11%
RBC Investor Class	1,000.00	1,000.10	0.55	0.11%
RBC Reserve Class	1,000.00	1,000.10	0.55	0.11%
RBC Select Class	1,000.00	1,000.10	0.55	0.11%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one-half year period).

(a)	For Tax-Free Money Market Institutional Class 1, there were no outstanding shares in this class for this period.

64

SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13-9/30/13	Annualized Expense Ratio During Period 4/1/13-9/30/13
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.22	$ 0.86	0.17%
RBC Institutional Class 2	1,000.00	1,024.07	1.01	0.20%
RBC Investor Class	1,000.00	1,024.07	1.01	0.20%
RBC Reserve Class	1,000.00	1,024.07	1.01	0.20%
RBC Select Class	1,000.00	1,024.07	1.01	0.20%

U.S. Government Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.57	0.51	0.10%
RBC Institutional Class 2	1,000.00	1,024.57	0.51	0.10%
RBC Investor Class	1,000.00	1,024.57	0.51	0.10%
RBC Reserve Class	1,000.00	1,024.57	0.51	0.10%
RBC Select Class	1,000.00	1,024.57	0.51	0.10%

Tax-Free Money Market Fund
RBC Institutional Class 1(a)	—	—	—	0.00%
RBC Institutional Class 2	1,000.00	1,024.52	0.56	0.11%
RBC Investor Class	1,000.00	1,024.52	0.56	0.11%
RBC Reserve Class	1,000.00	1,024.52	0.56	0.11%
RBC Select Class	1,000.00	1,024.52	0.56	0.11%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one-half year period).

(a)	For Tax-Free Money Market Institutional Class 1, there were no outstanding shares in this class for this period.

65

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2013, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements (“Agreements”) with the Advisor for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the advisory services performed by the Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Funds, and the Funds’ performance and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss the information and the Advisor’s ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance.

The Trustees reviewed the Funds’ performance data and noted that, although the low interest rate environment had made it difficult for money market funds in general, the Funds are performing competitively. The Trustees also noted that the Funds generally are more conservative than competitors in their approach to liquidity and preservation of capital. The Trustees were satisfied with the quality and capabilities of the money market fund portfolio management and analyst team and with the overall investment performance of the Funds.

The Trustees reviewed the investment advisory fees payable to the Advisor and reviewed comparative fee and expense information for similarly situated funds. The Trustees considered comparative data from Lipper most relevant for institutional classes of the Funds, and supplemental data from Crane Data most relevant for retail classes of the Funds, as it included information on other cash sweep options available to brokerage clients. The Trustees evaluated profitability data for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including the Advisor’s role as co-administrator of the Funds and the fees paid by the Funds for such services. The Trustees also considered the voluntary and contractual agreements by the Advisor and its affiliates to subsidize fund expenses at competitive levels through expense limitation agreements and viewed such commitments favorably.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to the Advisor were reasonable and fair in light of the nature and quality of services provided under all of the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interests of the Funds and their shareholders for the Trustees to approve the continuation of the Agreements as well as the expense limitation arrangements for the Funds. In arriving at their collective decision to approve the renewal of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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68

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2013.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

RBC Global Asset Management (U.S.), Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM AR 09-13

LETTER FROM THE CIO TO RBC FUND SHAREHOLDERS

The RBC BlueBay Funds have continued to produce absolute returns in the face of volatility amongst risk assets. Over the year, the performance of global credit and equity markets has largely been dictated by US monetary policy. Unprecedented levels of liquidity from the US Federal Reserve (Fed), European Central Bank and most recently the Bank of Japan has continued to provide support for risk assets. However, indications in May that the end of the US quantitative easing program was on the horizon resulted in a broad sell-off, with emerging markets the worst affected. Our commitment to preserving investors’ capital meant that in times of market adversity, we adopted a more cautious strategy across the RBC BlueBay Funds. We focused on defensively-oriented sectors such as telecommunications, utilities and oil and gas, which are more able to withstand exogenous shocks and are less sensitive to fluctuations in the macroeconomic environment.

The Fed’s decision in September to continue with its quantitative easing program at its current rate proved a surprise to markets. This was reflected in falling US Treasury yields; the yield on the 10-year Treasury peaked at just over 3% in early September, before falling back to 2.61% by month end. The liquidity created by the Fed’s purchase of government and agency bonds has clearly been supportive for risk assets over the past few years and, in our view, its continuation should prove positive for equity and corporate bond prices over the coming months. The stabilization of US government bond yields should also be helpful for emerging markets and capital flows should return to these regions. In the absence of positive upward revisions and strong employment growth in the US in November, it is highly unlikely that the Fed will begin to taper until its January meeting at the earliest. Though the economic benefit of continued QE is debatable, the potential downside of premature withdrawal of monetary stimulus means more of the same for the foreseeable future, possibly supplemented by even more ‘dovish’ forward guidance from the Fed.

The correction in emerging markets over the summer months was very significant, and was mainly caused by negative events within the asset class. Weaker Chinese growth, social protest in Turkey and Brazil and widening current account deficits led to a reappraisal of prospects for the asset class. We believe that emerging market assets will recover these losses, although we do believe the quality of each individual country’s policy set up will count for more as investors become more discriminating. Those countries with high financing needs will need to tighten liquidity conditions in order to convince investors that their current account deficits are sustainable. In addition, we need to see evidence of further reform in China to demonstrate that they are transitioning from their previous, fixed investment led growth model. We are also paying attention to the growth spill-over from developed markets into emerging markets. We have started to see evidence of this in better export data from Korea, Taiwan, India and Indonesia, driven by stronger demand from developed markets. We believe this will lead to a better return environment for emerging market currencies, which is a section of the market that has performed poorly for the last two years. Meanwhile we are also positive on the outlook for emerging market corporates; spreads have widened this year, pricing in most risks, the weaker stories are well flagged and have begun their adjustment processes. While the emerging market environment has changed, leading to greater decoupling and increased differentiation, growth remains faster than developed markets, corporate leverage lower and spreads wider. Consequently, we feel that valuations for emerging market corporates are attractive and credit selection should drive relative performance - an opportune environment for a bottom-up investor.

As we move towards the end of 2013, we continue to maintain our focus on strong absolute and risk-adjusted returns with an underlying emphasis on capital preservation. Thank you for your continued confidence and trust in the RBC BlueBay Funds.

Sincerely,

Mark Poole Chief Investment Officer BlueBay Asset Management LLP

1

LETTER FROM THE CIO TO RBC FUND SHAREHOLDERS

Past performance is not a guarantee of future results.
Mutual fund investing involves risk. Principal loss is possible.
The RBC BlueBay Mutual Funds are distributed by Quasar Distributors, LLC, an affiliate of U.S. Bancorp Fund Services, LLC.

2

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as the investment sub-advisor to the RBC BlueBay Funds and is responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

David Dowsett

Partner, Senior Portfolio Manager

David Dowsett is co-head of the Emerging Market Debt team at BlueBay and is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund. David joined BlueBay in April 2002. Previously he spent seven years at Deutsche Asset Management (formerly Morgan Grenfell Asset Management) where he was a Board Director with responsibility for emerging markets and a member of the Investment Policy Committee for all fixed income. David has a BA (Hons) degree in Politics and Economics from Durham University.

Nick Shearn

Portfolio Manager

Nick Shearn is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund. Nick joined BlueBay in June 2011 from The Royal Bank of Scotland, where he was Head of Local Markets Rates Trading for the CEEMEA region. Prior to this he spent ten years at Deutsche Bank in Johannesburg (1998-2002) and London (2002-2008) trading local markets products. Before trading emerging markets products, Nick focused on the Eurobond markets and was Head of Liquid Credit Trading at JP Morgan before joining DKB International as Head of Trading in 1995. He has a BSc Econ (Hons) from Queen Mary College, London University.

Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina Kurdyavko is head of the Emerging Market Corporate Debt team at BlueBay and is responsible for portfolio management of the RBC BlueBay Emerging Market Corporate Bond Fund. Polina joined BlueBay in July 2005 from UBS where she worked as a Credit Analyst in EMEA corporate research. Her role involved secondary coverage of CEEMEA issuers and research support for primary issuance of select corporates. Prior to this, Polina was with Alliance Capital where she started as an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at Alliance. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia, Moscow and is a CFA charterholder.

Adam Borneleit

Portfolio Manager

Adam Borneleit is responsible for portfolio management of the RBC BlueBay Emerging Market Corporate Bond Fund. Adam joined BlueBay in June 2008 from Pacific Investment Management Company (PIMCO) where he worked from 2000. He was part of the Emerging Markets Portfolio Management team with a focus on corporate bonds. Prior to that, he was a Credit Analyst in SunAmerica’s high-yield bond group, a Manager at PriceWaterhouse Moscow’s corporate finance group in Russia, and an Analyst in Prudential’s private-placement group. Adam holds bachelor’s degrees in both economics and French from the University of Pennsylvania’s Wharton School and College of Arts and Sciences, and an MBA from Stanford University’s Graduate School of Business.

3

PORTFOLIO MANAGERS

Anthony Robertson

Head of Global Leveraged Finance Group

Partner, Senior Portfolio Manager

Anthony Robertson is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund. Anthony joined BlueBay in August 2004 from Putnam Investments (formerly New Flag Asset Management) where he was a Senior Portfolio Manager responsible for European high yield portfolios. Prior to Putnam, Anthony held similar roles at Standard Asset Management, London & Capital Asset Management, and the West Merchant Bank (West LB). Anthony received his Bachelor of Commerce (Honours) from the University of Natal.

Peter Higgins

Head of Leveraged Loans

Partner, Senior Portfolio Manager

Peter Higgins is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund. Peter joined BlueBay in January 2008 as a Portfolio Manager with the High Yield team. Previously, he was Director of proprietary trading at Deutsche Bank within the Principal Strategies Group. Peter also spent four years at Goldman Sachs where he was a Desk Analyst in high yield trading. Prior to this, he was at Credit Suisse in high yield capital markets after beginning his career as an investment banker with Prudential Securities. Peter holds a BA from Columbia University.

Michael Reed

Partner, Senior Portfolio Manager

Michael Reed is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund. Michael joined BlueBay in October 2007 from Pendragon, where, as a Partner, he ran the company’s convertible arbitrage strategies. Prior to that, he was a Managing Director of Salomon Brothers, responsible for international convertible bond trading between 1994 and 2002. Michael joined the Japanese Warrant Arbitrage desk at Salomon in 1989 and spent two years trading Japanese Warrant Arbitrage in Tokyo. Michael holds a Bachelor of Engineering from Southampton University.

Alessandro Esposito

Portfolio Manager

Alessandro Esposito is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund. Alessandro joined BlueBay in December 2007 as a portfolio manager on the convertible arbitrage team. He began his career in 1998 at JP Morgan before moving to Intesa in 2000. He began trading hybrids and equity derivatives at Morgan Stanley in 2003 and ran the convertible arbitrage strategy at Peloton Partners from 2006. Alessandro has an MSc in Mathematical Trading and Finance and is a CFA charterholder.

Mark Dowding

Partner, Senior Portfolio Manager

Mark Dowding is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Mark joined BlueBay in August 2010 from Deutsche Asset Management, where he was Head of Fixed Income in Europe. Prior to this, Mark was Head of Fixed Income in Europe for Invesco, where he worked with Raphael Robelin before Raphael joined BlueBay in 2003. Mark started his career as a Fixed Income Portfolio Manager at Morgan Grenfell in 1993 and holds a BA Hons in Economics from the University of Warwick.

4

PORTFOLIO MANAGERS

Raphael Robelin

Partner, Senior Portfolio Manager

Raphael Robelin co-heads the Investment Grade team at BlueBay and is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. He joined BlueBay in August 2003 from Invesco where he was Portfolio Manager for Investment Grade Funds. Prior to that, he was a Portfolio Manager with BNP Group and Saudi International Bank. Raphael holds a degree in Engineering (IT) and Applied Mathematics from EFREI as well as a Masters in Management and International Finance from
La Sorbonne, Paris.

Geraud Charpin

Portfolio Manager

Geraud Charpin is responsible for portfolio management of the RBC BlueBay Absolute Return Fund. Geraud joined BlueBay in August 2008 from UBS where he was Head of European Credit Strategy. Prior to that, he was a credit strategist with BNP Paribas and a credit analyst with Dresdner Kleinwort Benson and Natwest Markets. Geraud holds a degree in Engineering from ICPI Lyon, France as well as a Master of Finance from ESSEC International Management School, Paris.

5

PERFORMANCE SUMMARY

Average Annual Total Returns as of September 30, 2013

	1 Year	Since Inception(a)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
RBC BlueBay Emerging Market Select Bond Fund
Class I
- At Net Asset Value	(4.70)%	3.41%	1.00%	1.10%

50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index(b)	(3.82)%	4.63%

RBC BlueBay Emerging Market Corporate Bond Fund
Class I
- At Net Asset Value	(1.98)%	5.76%	1.15%	1.96%

JPMorgan CEMBI Diversified(b)	(0.65)%	7.39%

RBC BlueBay Global High Yield Bond Fund
Class I
- At Net Asset Value	5.54%	10.15%	0.95%	1.52%

BofA Merrill Lynch Global High Yield Constrained Index(b)	7.90%	13.53%

RBC BlueBay Global Convertible Bond Fund
Class I
- At Net Asset Value	14.20%	12.47%	1.00%	1.77%

UBS Global Focus Convertible Index(b)	12.21%	10.80%

RBC BlueBay Absolute Return Fund
Class I
- At Net Asset Value	N/A	2.31%	0.95%(3)	0.97%(3)

3-Month USD London Interbank Offering Rate (LIBOR) Index(b)	N/A	0.23%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect the most recent year end (September 30, 2013) for all funds except Absolute Return Fund, which reflects actual expenses from November 30, 2012 (commencement of operations) to September 30, 2013.

(2) The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2015.

(3) Annualized.

6

PERFORMANCE SUMMARY

(a) The inception date (commencement of operations) is November 30, 2011 for each Fund except Absolute Return Fund, which is November 30, 2012. The total returns shown for Absolute Return Fund are not annualized.

(b) Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified tracks total returns for US Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

JPMorgan Government Bond Index - Emerging Markets (“GBI-EM”) Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

The J.P. Morgan Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

The BofA Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating.

The UBS Global Focus Convertible Index measures the size and performance of the most liquid convertible issues.

The 3-Month USD London Interbank Offering Rate (LIBOR) Index is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

7

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Emerging Market Select Bond Fund
Investment Objective

Invests predominantly in fixed income securities issued by emerging market countries or issuers based in such countries. The Fund seeks to generate excess returns via superior country and issue selection through an in-depth country and security selections process focusing on value in external credit spreads, local currencies and local interest rates. Particular emphasis is given to avoiding deteriorating credits and one-off currency devaluations.

Performance

For the twelve-month period ended September 30, 2013, the Fund had an annualized total return of -4.70%. That compares to a total return of -3.82% for the Fund’s primary benchmark consisting of 50% JP Morgan Emerging Markets Bond Index Global Diversified and 50% JP Morgan Government Bond Index – Emerging Markets Broad Diversified Index.

Factors That
Made Positive Contributions

•    Underweight position in Peruvian hard currency debt

•    Security selection in Ukrainian hard currency debt

•    Overweight stance in Uruguay local currency

•    Overweight position in Polish local currency debt

Factors That
Detracted From Relative Returns

•    Underweight position in Argentinean hard currency

•    Overweight position in India’s local currency debt

•    Overweight positioning in Indonesia

•    Overweight positioning in Brazil’s local and hard currency (i.e., industrialized country) markets

8

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Emerging Market Select Bond Fund
Current income and capital appreciation.				Investment Objective
50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index				Benchmark
* Includes U.S. dollar denominated cash equivalent investments representing 17.25% of investments.				Asset Allocation (as of 9/30/13) (% of fund’s investments) & Top Five Industries (as of 9/30/13) (% of fund’s net assets)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	4.38%	Mexico Government International Bond, 6.05%, 1/11/40	1.48%	Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)
South Africa Government Bond, 10.50%, 12/21/26	2.97%	Lithuania Government International Bond, 6.13%, 3/9/21	1.47%
Poland Government Bond, 4.00%, 10/25/23	1.64%	Malaysia Government Bond, 3.49%, 3/31/20	1.46%
Russian Federal Bond - OFZ, 7.00%, 1/25/23	1.63%	Petrobras Global Finance BV, 4.38%, 5/20/23	1.43%
Turkey Government International Bond, 7.38%, 2/5/25	1.59%	Poland Government Bond, 4.75%, 4/25/17	1.34%
* A listing of all portfolio holdings can be found beginning on page 18.
				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to September 30, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

9

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC BlueBay Emerging Market Corporate Bond Fund
Investment Objective

Invests predominantly in fixed income securities issued by companies and financial institutions based in emerging markets. The Fund seeks to generate excess returns via superior country, sector and security selection based upon high-quality, proprietary research. The portfolio duration is controlled within a narrow band relative to the benchmark.

Performance

For the twelve-month period ended September 30, 2013, the Fund had an annualized total return of -1.98%. That compares to a total return of -0.65% for the JP Morgan Corporate Emerging Market Bond Index (CEMBI) Diversified, the Fund’s primary benchmark.

Factors That
Made Positive Contributions	• Security selection in the China and an underweight position in Columbia • Security selection in metals and mining and consumer sectors
Factors That
Detracted From Relative Returns	• Security selection in the oil and gas sector detracted from returns, notably in one Brazilian credit • Credit selection in real estate, particularly in one Mexican corporate

10

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Emerging Market Corporate Bond Fund
Current income and capital appreciation.				Investment Objective
JPMorgan CEMBI Diversified Index				Benchmark
* Includes U.S. dollar denominated cash equivalent investments representing 11.06% of investments.				Asset Allocation (as of 9/30/13) (% of fund’s investments) & Top Five Industries (as of 9/30/13) (% of fund’s net assets)

BBVA Bancomer SA/Texas, 6.75%, 9/30/22	2.74%	Odebrecht Finance Ltd., 7.13%, 6/26/42	2.01%	Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)
Turkiye Halk Bankasi AS, 4.88%, 7/19/17	2.13%	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	1.89%
DP World Ltd., 6.85%, 7/2/37	2.08%	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	1.89%
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23	2.03%	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37	1.71%
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	2.02%	VTB Bank OJSC Via VTB Capital SA, 6.00%, 4/12/17	1.67%
* A listing of all portfolio holdings can be found beginning on page 29.
				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to September 30, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

11

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC BlueBay Global High Yield Bond Fund
Investment Objective

Invests predominantly in fixed income securities issued by sub-investment grade companies globally with at least 50% in U.S.-domiciled entities. The Fund seeks to generate excess returns via superior sector and security selection based upon high-quality, proprietary research. Portfolio duration is controlled with a narrow band relative to the benchmark.

Performance

For the twelve-month period ended September 30, 2013, the Fund had an annualized total return of 5.54%. That compares to a total return of 7.90% for the Merrill Lynch Global High Yield Constrained Index, the Fund’s primary benchmark.

Factors That
Made Positive Contributions

—     Overweight exposure to the defensive sectors of telecommunications, healthcare and consumer cyclical

—     Exposure to Europe

—     Within currencies, robust performance was generated by sterling-denominated bonds

Factors That
Detracted From Relative Returns	— Underweight exposure to financials — Underweight stance to basic industry sector — Underweight position in capital goods

12

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Global High Yield Bond Fund
Current income and capital appreciation.				Investment Objective
BofA Merrill Lynch Global High Yield Constrained Index				Benchmark
* Includes U.S. dollar denominated cash equivalent investments representing 1.38% of investments.				Asset Allocation (as of 9/30/13) (% of fund’s investments) & Top Five Industries (as of 9/30/13) (% of fund’s net assets)
Columbus International, Inc., 11.50%, 11/20/14	2.22%	Digicel Ltd., 8.25%, 9/1/17	1.41%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19	1.73%	Epicor Software Corp., 8.63%, 5/1/19	1.37%	Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)
UPC Holding BV, 6.75%, 3/15/23	1.67%	Intelsat Jackson Holdings SA, 5.50%, 8/1/23	1.36%
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17	1.65%	Level 3 Financing, Inc., 8.13%, 7/1/19	1.34%
Emergency Medical Services Corp., 8.13%, 6/1/19	1.46%	First Quality Finance Co., Inc., 4.63%, 5/15/21	1.20%
* A listing of all portfolio holdings can be found beginning on page 35.
				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to September 30, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

13

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC BlueBay Global Convertible Bond Fund
Investment Objective

Invests predominantly in convertible securities on a global basis. The Fund seeks to generate excess returns via superior credit and issue selection based on high-quality, proprietary research. Portfolio equity, credit and duration exposure is controlled within bands relative to the benchmark.

Performance

For the twelve-month period ended September 30, 2013, the Fund had an annualized total return of 14.20%. That compares to a total return of 12.21% for the UBS Global Convertible Focus Index, the Fund’s primary benchmark.

Factors That
Contributed To Fund Returns

—       Overweight positions in media, transport and industrials were the largest contributors to relative performance

—       An underweight stance in North America and an overweight position in Asia excluding Japan also added to the positive performance

14

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Global Convertible Bond Fund
Current income and capital appreciation.				Investment Objective
UBS Global Focus Convertible Index				Benchmark
* Includes U.S. dollar denominated cash equivalent investments representing 2.37% of investments.				Asset Allocation (as of 9/30/13) (% of fund’s investments) & Top Five Industries (as of 9/30/13) (% of fund’s net assets)
Liberty Interactive LLC, 0.75%, 3/30/43	3.99%	VeriSign, Inc., 3.25%, 8/15/37	3.35%	Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)
Intel Corp., 3.25%, 8/01/39	3.98%	Aabar Investments PJSC, 4.00%, 5/27/16	3.33%
Medivation, Inc., 2.63%, 4/1/17	3.77%	AU Optronics Corp., 10.19%, 10/13/15	2.75%
Seadrill Ltd., 3.38%, 10/27/17	3.56%	Vedanta Resources Jersey Ltd., 5.50%, 7/13/16	2.71%
Xilinx, Inc., 3.13%, 3/15/37	3.47%
Wellpoint, Inc., 2.75%, 10/15/42	3.41%
* A listing of all portfolio holdings can be found beginning on page 42.
				Growth of $10,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to September 30, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

15

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)
RBC BlueBay Absolute Return Fund
Investment Objective

Invests predominantly in a portfolio of fixed income securities and/or investments that provide exposure to fixed income securities that are investment grade (medium and high quality), and are considered by the Fund to have the potential to achieve a positive total return.

Performance

Since the Fund’s inception on November 30, 2012, the Fund had an annualized total return of 2.31% as of September 30, 2013. That compares to a total return of 0.23% for the 3-month USD LIBOR index, the Fund’s primary benchmark.

Factors That
Made Positive Contributions

—     The Fund’s overweight stance in European peripheral bonds contributed to overall returns

—     Strong performance from Spanish bonds

—     Short positions on the yen and the Australian dollar

—     Investments in subordinated bank debt

—     Investments in telecom companies

Factors That
Detracted From Relative Returns	— Portuguese and Slovenian bonds detracted somewhat, on the back of hawkish central bank rhetoric, predominantly in June

16

MANAGEMENT DISCUSSION AND ANALYSIS (UNAUDITED)

RBC BlueBay Absolute Return Fund
Current income and capital appreciation.				Investment Objective
3-Month USD London Interbank Offering Rate (LIBOR) Index				Benchmark
* Includes U.S. dollar denominated cash equivalent investments representing 42.34% of investments.				Asset Allocation (as of 9/30/13) (% of fund’s investments) & Top Five Industries (as of 9/30/13) (% of fund’s net assets)
United Kingdom Gilt, 2.25%, 9/7/23	5.22%	Spain Government Bond, 4.40%, 10/31/23	2.21%	Top Ten Holdings (as of 9/30/13) (% of fund’s net assets)
Slovenia Government Bond, 5.13%, 3/30/26	2.69%	Belgium Government Bond, 4.00%, 3/28/32	1.79%
Belgium Government Bond, 3.75%, 6/22/45	2.47%	Poland Government International Bond, 5.00%, 3/23/22	1.60%
Russian Foreign Bond - Eurobond, 4.88%, 9/16/23	2.29%	Autonomous Community of Catalonia, 4.95%, 2/11/20	1.47%
Verizon Communications, Inc., 6.40%, 9/15/33	2.28%	Comunidad Autonoma de Aragon, 8.25%, 1/17/27	1.46%
* A listing of all portfolio holdings can be found beginning on page 46.
				Growth of $10,000 Initial Investment Since Inception (11/30/12)

The graph reflects an initial investment of $10,000 over the period from November 30, 2012 to September 30, 2013 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

September 30, 2013

Principal Amount		Value
Corporate Bonds — 7.58%
Australia — 0.25%
$460,000	CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23	$465,520

British Virgin Islands — 0.48%
1,000,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	892,770

Cayman Islands — 1.01%
500,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, 2/15/28	480,000
960,000	Dubai DOF Sukuk Ltd., 3.88%, 1/30/23	892,800
459,000	Dubai DOF Sukuk Ltd., 6.45%, 5/2/22	504,900

		1,877,700

Indonesia — 0.36%
730,000	Pertamina Persero PT, 4.88%, 5/3/22	661,946

Ireland — 0.37%
750,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	693,750

Luxembourg — 0.84%
1,450,000	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37	1,562,572

Mexico — 0.57%
321,000	Petroleos Mexicanos, 3.50%, 1/30/23	291,597
845,000	Petroleos Mexicanos, 5.50%, 6/27/44	765,144

		1,056,741

Netherlands — 2.40%
2,931,000	Petrobras Global Finance BV, 4.38%, 5/20/23	2,665,341
2,160,000	Petrobras Global Finance BV, 5.63%, 5/20/43	1,799,720

		4,465,061

United States — 0.32%
8,514,000,000(a)	JPMorgan Chase Bank, N.A., 6.13%, 5/17/28	588,334

Venezuela — 0.98%
990,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	929,603
1,100,000	Petroleos de Venezuela SA, 9.00%, 11/17/21	898,254

		1,827,857

Total Corporate Bonds		14,092,251

(Cost $15,472,748)

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
Foreign Government Bonds — 72.53%
Brazil — 6.37%
$480,000	Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23	$480,333
18,200,000(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	8,137,978
2,075,000	Brazilian Government International Bond, 2.63%, 1/5/23	1,815,782
610,000	Brazilian Government International Bond, 4.88%, 1/22/21	652,666
664,000	Brazilian Government International Bond, 5.88%, 1/15/19	751,840

		11,838,599

Chile — 2.16%
747,000	Chile Government International Bond, 3.25%, 9/14/21	736,094
422,000	Chile Government International Bond, 3.63%, 10/30/42	342,796
710,000,000(b)	Chile Government International Bond, 6.00%, 1/1/20	1,459,822
710,000,000(b)	Chile Government International Bond, 6.00%, 1/1/22	1,471,616

		4,010,328

Columbia — 1.60%
690,000	Colombia Government International Bond, 4.38%, 7/12/21	712,109
1,085,000	Colombia Government International Bond, 7.38%, 3/18/19	1,309,886
247,000,000(b)	Colombia Government International Bond, 7.75%, 4/14/21	146,665
1,335,000,000(b)	Colombia Government International Bond, 12.00%, 10/22/15	798,791

		2,967,451

Costa Rica — 0.70%
1,450,000	Costa Rica Government International Bond, 4.25%, 1/26/23	1,296,295

Cote D’Ivoire (Ivory Coast) — 0.57%
1,210,000	Ivory Coast Government International Bond, 7.10%, 12/31/32(c)	1,064,800

Croatia (Hrvatska) — 0.99%
1,911,000	Croatia Government International Bond, 5.50%, 4/4/23	1,835,554

Dominican Republic — 1.18%
927,000	Dominican Republic International Bond, 5.88%, 4/18/24	855,248
309,000	Dominican Republic International Bond, 5.88%, 4/18/24(d)	285,083
1,000,000	Dominican Republic International Bond, 7.50%, 5/6/21	1,061,504

		2,201,835

El Salvador — 0.84%
357,000	El Salvador Government International Bond, 7.38%, 12/1/19	385,560
111,000	El Salvador Government International Bond, 7.65%, 6/15/35	111,000
980,000	El Salvador Government International Bond, 7.75%, 1/24/23	1,058,400

		1,554,960

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
Hungary — 4.02%
121,210,000(b)	Hungary Government Bond, 5.50%, 12/22/16	$565,228
5,430,000(b)	Hungary Government Bond, 5.50%, 12/20/18	25,179
18,910,000(b)	Hungary Government Bond, 6.50%, 6/24/19	91,241
322,280,000(b)	Hungary Government Bond, 6.75%, 8/22/14	1,505,226
97,540,000(b)	Hungary Government Bond, 6.75%, 11/24/17	472,927
12,150,000(b)	Hungary Government Bond, 7.00%, 6/24/22	59,639
330,400,000(b)	Hungary Government Bond, 7.75%, 8/24/15	1,600,970
79,000,000(b)	Hungary Government Bond, 8.00%, 2/12/15	378,755
$1,154,000	Hungary Government International Bond, 5.38%, 2/21/23	1,122,265
442,000(e)	Hungary Government International Bond, 5.75%, 6/11/18	619,853
260,000	Hungary Government International Bond, 6.38%, 3/29/21	276,250
700,000	Hungary Government International Bond, 7.63%, 3/29/41	752,500

		7,470,033

Indonesia — 2.03%
670,000	Indonesia Government International Bond, 3.38%, 4/15/23	571,915
848,000	Indonesia Government International Bond, 3.75%, 4/25/22	763,906
980,000	Indonesia Government International Bond, 11.63%, 3/4/19	1,306,007
242,000,000(b)	Indonesia Treasury Bond, 6.13%, 5/15/28	16,772
14,000,000,000(b)	Indonesia Treasury Bond, 7.00%, 5/15/22	1,123,820

		3,782,420

Lithuania — 1.75%
2,390,000	Lithuania Government International Bond, 6.13%, 3/9/21	2,733,931
444,000	Lithuania Government International Bond, 6.63%, 2/1/22	521,700

		3,255,631

Malaysia — 3.73%
3,970,000(b)	Malaysia Government Bond, 3.26%, 3/1/18	1,202,449
4,390,000(b)	Malaysia Government Bond, 3.42%, 8/15/22	1,316,515
8,970,000(b)	Malaysia Government Bond, 3.49%, 3/31/20	2,718,244
260,000(b)	Malaysia Government Bond, 3.58%, 9/28/18	79,727
823,000(b)	Malaysia Government Bond, 3.84%, 4/15/33	234,516
1,390,000(b)	Malaysia Government Bond, 3.89%, 3/15/27	418,080
1,005,000(b)	Malaysia Government Bond, 4.26%, 9/15/16	315,565
2,000,000(b)	Malaysia Government Bond, 4.38%, 11/29/19	636,601
50,000(b)	Malaysia Government Bond, 5.09%, 4/30/14	15,522

		6,937,219

Mexico — 9.84%
26,700,000(b)	Mexican Bonos, 6.25%, 6/16/16	2,148,472
3,230,000(b)	Mexican Bonos, 6.50%, 6/10/21	259,124
8,240,000(b)	Mexican Bonos, 6.50%, 6/9/22	651,617
9,050,000(b)	Mexican Bonos, 7.50%, 6/3/27	761,090
23,500,000(b)	Mexican Bonos, 7.75%, 12/14/17	2,005,262

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
22,000,000(b)	Mexican Bonos, 8.00%, 12/7/23	$1,920,807
8,130,000(b)	Mexican Bonos, 8.50%, 5/31/29	724,315
9,800,000(b)	Mexican Bonos, 8.50%, 11/18/38	864,697
360,000(b)	Mexican Bonos, 10.00%, 11/20/36	36,337
$ 2,448,000	Mexico Government International Bond, 4.00%, 10/2/23	2,433,655
1,490,000	Mexico Government International Bond, 4.75%, 3/8/44	1,355,173
1,750,000	Mexico Government International Bond, 5.13%, 1/15/20	1,947,934
368,000	Mexico Government International Bond, 5.95%, 3/19/19	424,383
2,506,000	Mexico Government International Bond, 6.05%, 1/11/40	2,756,710

		18,289,576

Mozambique — 0.27%
560,000	Mozambique EMATUM Finance 2020 BV, 6.31%, 9/11/20	512,400

Nigeria — 0.55%
63,368,000(b)	Nigeria Government Bond, 15.10%, 4/27/17	413,351
32,280,000(b)	Nigeria Government Bond, 16.00%, 6/29/19	221,371
53,221,000(b)	Nigeria Government Bond, 16.39%, 1/27/22	381,482

		1,016,204

Panama — 0.28%
682,000	Panama Government International Bond, 4.30%, 4/29/53	527,631

Peru — 1.33%
166,000	Peruvian Government International Bond, 6.55%, 3/14/37	195,880
1,460,000	Peruvian Government International Bond, 7.35%, 7/21/25	1,863,774
1,013,000(b)	Peruvian Government International Bond, 7.84%, 8/12/20	418,503

		2,478,157

Philippines — 2.08%
10,000,000(b)	Philippine Government International Bond, 3.90%, 11/26/22	232,185
800,000	Philippine Government International Bond, 6.38%, 1/15/32	936,251
280,000	Philippine Government International Bond, 6.38%, 10/23/34	330,033
1,822,000	Philippine Government International Bond, 7.75%, 1/14/31	2,371,670

		3,870,139

Poland — 9.15%
4,330,000(b)	Poland Government Bond, 2.50%, 7/25/18	1,307,467
7,113,000(b)	Poland Government Bond, 3.75%, 4/25/18	2,275,987
9,854,000(b)	Poland Government Bond, 4.00%, 10/25/23	3,048,298
190,000(b)	Poland Government Bond, 4.75%, 10/25/16	63,186
7,500,000(b)	Poland Government Bond, 4.75%, 4/25/17	2,497,675
1,614,000(b)	Poland Government Bond, 5.00%, 4/25/16	538,104
890,000(b)	Poland Government Bond, 5.25%, 10/25/17	301,853
440,000(b)	Poland Government Bond, 5.50%, 4/25/15	146,116
5,422,000(b)	Poland Government Bond, 5.75%, 10/25/21	1,902,895

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
618,000(b)	Poland Government Bond, 5.75%, 9/23/22	$217,321
$ 1,772,000	Poland Government International Bond, 3.00%, 3/17/23	1,630,240
2,023,000	Poland Government International Bond, 5.00%, 3/23/22	2,167,847
780,000	Poland Government International Bond, 6.38%, 7/15/19	907,587

		17,004,576

Qatar — 0.36%
576,000	Qatar Government International Bond, 6.40%, 1/20/40	669,045

Romania — 1.58%
1,220,000(b)	Romania Government Bond, 5.90%, 7/26/17	389,515
1,770,000	Romanian Government International Bond, 4.38%, 8/22/23	1,694,775
620,000(e)	Romanian Government International Bond, 4.63%, 9/18/20	849,185

		2,933,475

Russia — 6.54%
43,500,000(b)	Russian Federal Bond - OFZ, 6.20%, 1/31/18	1,318,140
32,440,000(b)	Russian Federal Bond - OFZ, 6.80%, 12/11/19	994,805
99,531,000(b)	Russian Federal Bond - OFZ, 7.00%, 1/25/23	3,031,026
680,000(b)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	19,880
37,269,000(b)	Russian Federal Bond - OFZ, 7.40%, 4/19/17	1,179,181
7,514,000(b)	Russian Federal Bond - OFZ, 7.50%, 3/15/18	239,249
12,057,000(b)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	390,326
800,000	Russian Foreign Bond - Eurobond, 3.50%, 1/16/19	808,124
1,600,000	Russian Foreign Bond - Eurobond, 4.88%, 9/16/23	1,638,948
1,400,000	Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	1,499,723
1,000,000	Russian Foreign Bond - Eurobond, 5.88%, 9/16/43	1,035,000

		12,154,402

Slovenia — 0.42%
700,000(e)	Slovenia Government Bond, 4.63%, 9/9/24	789,915

South Africa — 5.20%
4,770,000(b)	South Africa Government Bond, 6.25%, 3/31/36	359,206
10,640,339(b)	South Africa Government Bond, 6.75%, 3/31/21	1,022,709
420,000(b)	South Africa Government Bond, 7.00%, 2/28/31	36,422
3,640,000(b)	South Africa Government Bond, 7.75%, 2/28/23	366,415
2,810,000(b)	South Africa Government Bond, 8.00%, 12/21/18	291,879
46,127,650(b)	South Africa Government Bond, 10.50%, 12/21/26	5,519,949
2,684(b)	South Africa Government Bond, 13.50%, 9/15/15	303
1,950,000	South Africa Government International Bond, 5.88%, 9/16/25	2,062,048

		9,658,931

Tanzania — 0.74%
1,320,000	Tanzania Government International Bond, 6.39%, 3/9/20(f)	1,369,500

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
Thailand — 2.33%
4,500,000(b)	Thailand Government Bond, 1.20%, 7/14/21(g)	$136,472
7,600,000(b)	Thailand Government Bond, 1.25%, 3/12/28(g)	212,930
14,430,000(b)	Thailand Government Bond, 3.13%, 12/11/15	462,935
47,028,000(b)	Thailand Government Bond, 3.45%, 3/8/19	1,492,602
30,691,000(b)	Thailand Government Bond, 3.63%, 6/16/23	960,386
28,210,000(b)	Thailand Government Bond, 3.65%, 12/17/21	887,929
5,495,000(b)	Thailand Government Bond, 3.88%, 6/13/19	178,383
41,000(b)	Thailand Government Bond, 5.25%, 5/12/14	1,332

		4,332,969

Turkey — 4.14%
5,129,667(b)	Turkey Government Bond, 7.10%, 3/8/23	2,214,555
484,748(b)	Turkey Government Bond, 8.50%, 9/14/22	232,169
3,290,000(b)	Turkey Government Bond, 9.00%, 3/8/17	1,639,596
1,288,960(b)	Turkey Government Bond, 9.50%, 1/12/22	652,345
$ 2,605,000	Turkey Government International Bond, 7.38%, 2/5/25	2,954,502

		7,693,167

Ukraine — 1.61%
2,200,000	Ukraine Government International Bond, 7.50%, 4/17/23	1,826,000
180,000	Ukraine Government International Bond, 7.75%, 9/23/20	153,000
1,190,000	Ukraine Government International Bond, 7.95%, 2/23/21	1,014,475

		2,993,475

Venezuela — 0.17%
411,800	Venezuela Government International Bond, 8.25%, 10/13/24	309,921

Total Foreign Government Bonds		134,818,608

(Cost $139,937,354)

Shares
Investment Company — 16.70%
31,032,769	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	31,032,769

Total Investment Company		31,032,769

(Cost $31,032,769)

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2013

$Value

Total Investments	$179,943,628
(Cost $186,442,871)(h) — 96.81%

Other assets in excess of liabilities — 3.19%	5,938,073

NET ASSETS — 100.00%	$185,881,701

(a)	Principal amount denoted in Indonesian Rupiah.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Principal amount denoted in Euros.
(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2013.
(g)	Inflation protected security. Principal amount reflects original security face amount.
(h)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of September 30, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	6,191,452	USD	2,622,496	Citibank, N.A.	10/2/13	$ 169,640
BRL	3,900,614	USD	1,648,402	Citibank, N.A.	10/2/13	110,644
BRL	3,149,601	USD	1,325,311	Citibank, N.A.	10/2/13	95,054
BRL	2,075,400	USD	900,000	Citibank, N.A.	10/2/13	35,936
BRL	1,044,000	USD	450,000	Citibank, N.A.	10/2/13	20,809
USD	2,470,763	BRL	5,452,974	Citibank, N.A.	10/2/13	11,655
USD	500,000	BRL	1,096,500	Citibank, N.A.	10/2/13	5,515
USD	1,688,307	BRL	3,736,223	Citibank, N.A.	10/2/13	3,396
USD	430,000	BRL	951,590	Citibank, N.A.	10/2/13	865
USD	430,000	BRL	965,780	Citibank, N.A.	10/2/13	(5,534)
USD	900,000	BRL	2,053,800	Citibank, N.A.	10/2/13	(26,195)
USD	900,000	BRL	2,104,200	Citibank, N.A.	10/2/13	(48,924)
ZAR	4,695,668	USD	465,840	Citibank, N.A.	10/2/13	1,697
USD	202,522	EUR	150,000	Citibank, N.A.	10/17/13	(413)
USD	330,780	EUR	245,000	Citibank, N.A.	10/17/13	(682)
USD	868,478	EUR	650,000	Citibank, N.A.	10/17/13	(10,911)
USD	805,188	EUR	612,000	Citibank, N.A.	10/17/13	(22,791)
AUD	890,000	USD	828,706	Citibank, N.A.	10/24/13	138
AUD	930,000	USD	872,117	Citibank, N.A.	10/24/13	(6,022)
AUD	890,000	USD	842,363	Citibank, N.A.	10/24/13	(13,519)
CLP	196,290,777	USD	387,429	Citibank, N.A.	10/24/13	95
CNY	18,180,064	USD	2,930,000	Citibank, N.A.	10/24/13	36,556

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2013

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CNY	9,916,830	USD	1,590,000	Citibank, N.A.	10/24/13	$ 28,192
CNY	6,638,261	USD	1,070,515	Citibank, N.A.	10/24/13	12,692
CNY	6,638,261	USD	1,070,687	Citibank, N.A.	10/24/13	12,520
CNY	5,771,730	USD	930,474	Citibank, N.A.	10/24/13	11,336
CNY	6,638,261	USD	1,072,504	Citibank, N.A.	10/24/13	10,703
COP	5,921,296,594	USD	3,076,957	Citibank, N.A.	10/24/13	22,273
COP	848,750,131	USD	442,934	Citibank, N.A.	10/24/13	1,305
COP	822,482,500	USD	430,000	Citibank, N.A.	10/24/13	491
COP	1,723,085,000	USD	910,000	Citibank, N.A.	10/24/13	(8,130)
EUR	890,000	USD	1,205,701	Citibank, N.A.	10/24/13	(1,594)
HUF	96,238,300	USD	430,000	Citibank, N.A.	10/24/13	6,931
HUF	96,221,100	USD	430,000	Citibank, N.A.	10/24/13	6,853
HUF	95,094,500	USD	430,000	Citibank, N.A.	10/24/13	1,738
HUF	131,976,000	USD	600,000	Citibank, N.A.	10/24/13	(816)
IDR	18,450,815,274	USD	1,629,067	Citibank, N.A.	10/24/13	(42,553)
INR	304,271,794	USD	4,763,923	Citibank, N.A.	10/24/13	49,072
INR	322,780,184	USD	5,057,665	Citibank, N.A.	10/24/13	48,097
INR	304,271,795	USD	4,770,085	Citibank, N.A.	10/24/13	42,910
INR	32,562,758	USD	515,152	Citibank, N.A.	10/24/13	(72)
MXN	15,150,557	USD	1,168,033	Citibank, N.A.	10/24/13	(13,137)
MXN	23,681,681	USD	1,825,881	Citibank, N.A.	10/24/13	(20,674)
MXN	23,681,681	USD	1,827,065	Citibank, N.A.	10/24/13	(21,858)
MXN	23,681,681	USD	1,827,454	Citibank, N.A.	10/24/13	(22,247)
MXN	12,881,917	USD	1,005,889	Citibank, N.A.	10/24/13	(23,926)
MYR	381,827	USD	117,597	Citibank, N.A.	10/24/13	(647)
PHP	14,896,800	USD	342,376	Citibank, N.A.	10/24/13	526
PHP	19,858,200	USD	460,000	Citibank, N.A.	10/24/13	(2,893)
PLN	11,727,344	USD	3,694,641	Citibank, N.A.	10/24/13	54,786
PLN	1,821,171	USD	578,609	Citibank, N.A.	10/24/13	3,650
PLN	2,713,881	USD	864,293	Citibank, N.A.	10/24/13	3,379
PLN	749,324	USD	239,592	Citibank, N.A.	10/24/13	(21)
RON	754,410	USD	224,127	Citibank, N.A.	10/24/13	4,591
THB	4,379,770	USD	138,051	Citibank, N.A.	10/24/13	1,744
TRY	860,305	USD	436,814	Citibank, N.A.	10/24/13	(12,776)
TRY	845,165	USD	430,000	Citibank, N.A.	10/24/13	(13,424)
USD	634,087	ZAR	6,133,333	Citibank, N.A.	10/24/13	25,514
USD	843,497	AUD	890,000	Citibank, N.A.	10/24/13	14,654
USD	440,000	MXN	5,606,920	Citibank, N.A.	10/24/13	12,596
USD	499,490	RUB	15,878,542	Citibank, N.A.	10/24/13	11,513
USD	1,040,795	TRY	2,097,723	Citibank, N.A.	10/24/13	6,842
USD	371,511	ZAR	3,677,067	Citibank, N.A.	10/24/13	6,658
USD	440,000	INR	27,416,400	Citibank, N.A.	10/24/13	6,325
USD	872,377	AUD	930,000	Citibank, N.A.	10/24/13	6,283
USD	540,000	CLP	271,134,000	Citibank, N.A.	10/24/13	4,718
USD	459,598	PLN	1,423,053	Citibank, N.A.	10/24/13	4,624
USD	2,003,371	RUB	65,049,449	Citibank, N.A.	10/24/13	4,279
USD	1,199,298	TRY	2,425,340	Citibank, N.A.	10/24/13	3,865

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2013

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	350,000	PLN	1,082,830	Citibank, N.A.	10/24/13	$ 3,801
USD	430,000	TRY	865,267	Citibank, N.A.	10/24/13	3,516
USD	1,207,298	EUR	890,000	Citibank, N.A.	10/24/13	3,191
USD	453,795	TRY	914,578	Citibank, N.A.	10/24/13	3,006
USD	106,865	RUB	3,423,955	Citibank, N.A.	10/24/13	1,640
USD	829,814	AUD	890,000	Citibank, N.A.	10/24/13	970
USD	450,000	INR	28,404,000	Citibank, N.A.	10/24/13	703
USD	117,683	PEN	327,040	Citibank, N.A.	10/24/13	654
USD	450,000	INR	28,413,000	Citibank, N.A.	10/24/13	561
USD	2,162,221	PLN	6,761,696	Citibank, N.A.	10/24/13	394
USD	450,000	INR	28,426,500	Citibank, N.A.	10/24/13	347
USD	355,922	RUB	11,575,106	Citibank, N.A.	10/24/13	197
USD	450,000	PLN	1,407,780	Citibank, N.A.	10/24/13	(91)
USD	464,297	ZAR	4,695,668	Citibank, N.A.	10/24/13	(1,626)
USD	620,862	PLN	1,948,264	Citibank, N.A.	10/24/13	(2,031)
USD	816,318	INR	51,738,235	Citibank, N.A.	10/24/13	(2,081)
USD	922,511	ILS	3,268,918	Citibank, N.A.	10/24/13	(4,671)
USD	1,723,819	CNY	10,604,072	Citibank, N.A.	10/24/13	(6,515)
USD	1,723,679	CNY	10,604,071	Citibank, N.A.	10/24/13	(6,655)
USD	1,726,096	CNY	10,618,943	Citibank, N.A.	10/24/13	(6,664)
USD	1,723,539	CNY	10,604,071	Citibank, N.A.	10/24/13	(6,795)
USD	2,119,223	ILS	7,505,651	Citibank, N.A.	10/24/13	(9,647)
USD	1,820,000	CNY	11,352,250	Citibank, N.A.	10/24/13	(32,418)
USD	1,941,516	HUF	435,617,906	Citibank, N.A.	10/24/13	(36,232)
USD	1,941,429	HUF	435,617,907	Citibank, N.A.	10/24/13	(36,318)
ZAR	4,665,918	USD	460,000	Citibank, N.A.	10/24/13	2,971
ZAR	405,992	USD	40,000	Citibank, N.A.	10/24/13	284
ZAR	4,433,241	USD	445,000	Citibank, N.A.	10/24/13	(5,116)
ZAR	4,431,711	USD	445,000	Citibank, N.A.	10/24/13	(5,268)
ZAR	8,676,976	USD	880,000	Citibank, N.A.	10/24/13	(19,036)
ZAR	15,413,807	USD	1,559,281	Citibank, N.A.	10/24/13	(29,863)
BRL	922,805	USD	412,169	Citibank, N.A.	11/4/13	541
BRL	3,736,223	USD	1,676,489	Citibank, N.A.	11/4/13	(5,523)
CNY	10,618,943	USD	1,725,087	Citibank, N.A.	12/18/13	4,172
CNY	10,604,071	USD	1,722,894	Citibank, N.A.	12/18/13	3,942
CNY	10,604,072	USD	1,723,119	Citibank, N.A.	12/18/13	3,718
CNY	10,604,071	USD	1,723,819	Citibank, N.A.	12/18/13	3,018
CNY	6,008,843	USD	976,127	Citibank, N.A.	12/18/13	2,392

Total						$427,369

Futures contracts as of September 30, 2013:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty
Ten Year U.S. Treasury Bonds	45	December, 2013	$(23,484)	USD	5,664,094	Citibank, N.A.

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2013

Interest rate swaps as of September 30, 2013:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
8.72%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	5,226(a)	$(272,134)
7.71%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	3/30/14	INR	390,000(a)	(59,924)
7.46%	INR-MIBOR-OIS-COMPOUND	Citibank, N.A.	7/15/15	INR	152,740(a)	(49,819)
7.01%	INR-MIBOR-OIS-COMPOUND	Citigroup Global Markets, Inc.	6/17/18	INR	285,000(a)	(269,881)
8.41%	INR-MIBOR-OIS-COMPOUND	Deutsche Bank AG	9/9/18	INR	520,810(a)	12,572
4.35%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	2/9/15	MXN	44,660(b)	(30,270)
4.53%	MXN-TIIE-Banxico	Deutsche Bank AG	3/23/15	MXN	25,100(b)	(14,455)
5.27%	MXN-TIIE-Banxico	Citigroup Global Markets, Inc.	5/5/23	MXN	12,360(a)	(97,580)
5.27%	MXN-TIIE-Banxico	Deutsche Bank AG	5/5/23	MXN	12,220(a)	(96,475)

Total						$(877,966)

Total return swaps as of September 30, 2013:

Fixed Rate	Reference Entity	Counterparty	Expiration Date	Notional Amount (000)		Value
10.00%	Brazil Notas do Tesouro Nacional, Series F	Deutsche Bank AG	1/1/21	BRL	2,000(a)	$ 881,201
11.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	9/15/19	IDR	793,000(a)	80,199
12.80%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	6/15/21	IDR	725,000(a)	81,824
7.00%	Indonesia Treasury Bond	Deutsche Bank AG	5/15/27	IDR	4,680,000(a)	367,919
9.50%	Indonesia Treasury Bond	Citigroup Global Markets, Inc.	7/15/31	IDR	1,161,000(a)	110,636
7.35%	Russian Federal Bond - OFZ	Citibank, N.A.	1/20/16	RUB	10,780(a)	344,041

Total (Cost $2,158,630)						$ 1,865,820

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

September 30, 2013

Abbreviations used are defined below:

AUD - Australian Dollar

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CNY - Chinese Yuan

COP - Colombian Peso

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	73.54%
Energy	6.25%
Financials	0.32%
Other*	19.89%

100.00%

*    Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, total return swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

September 30, 2013

Principal Amount		Value
Corporate Bonds — 89.44%
Brazil — 7.44%
$180,000	Banco BMG SA, 9.15%, 1/15/16	$185,850
200,000	Caixa Economica Federal, 4.50%, 10/3/18	198,400
400,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	382,884
200,000	Cosan Overseas Ltd., 8.25%, 11/29/49	202,000
200,000	OI SA, 5.75%, 2/10/22	175,351
300,000	Telemar Norte Leste SA, 5.50%, 10/23/20	263,860

		1,408,345

British Virgin Islands — 7.18%
200,000	Bestgain Real Estate Ltd., 2.63%, 3/13/18	187,010
400,000	CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	357,108
200,000	FPC Finance Ltd., 6.00%, 6/28/19	200,500
200,000	LS Finance 2017 Ltd., 5.25%, 1/26/17	214,298
200,000	PCCW Capital No. 4 Ltd., 5.75%, 4/17/22	201,928
200,000	Poly Real Estate Finance Ltd., 4.50%, 8/6/18	197,597

		1,358,441

Cayman Islands — 13.99%
200,000	Country Garden Holdings Co. Ltd., 7.25%, 4/4/21	197,500
400,000	Country Garden Holdings Co. Ltd., 7.50%, 1/10/23	385,000
190,000	Hutchison Whampoa International 10 Ltd., 6.00%, 12/29/49(a)	199,500
280,000	Hutchison Whampoa International 12 Ltd., 6.00%, 5/7/17(a)	294,700
200,000	Longfor Properties Co. Ltd., 6.75%, 1/29/23	185,500
200,000	MAF Global Securities Ltd., 5.25%, 7/5/19	208,500
200,000	MCE Finance Ltd., 5.00%, 2/15/21	189,000
400,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	380,707
200,000	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/22	203,858
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	220,500
200,000	Saudi Electricity Global Sukuk Co. 2, 5.06%, 4/8/43	183,540

		2,648,305

Chile — 4.89%
200,000	AES Gener SA, 5.25%, 8/15/21	198,238
200,000	Cencosud SA, 4.88%, 1/20/23	188,965
150,000	Cencosud SA, 5.50%, 1/20/21	151,849
200,000	Corpbanca SA, 3.13%, 1/15/18	183,221
200,000	E.CL SA, 5.63%, 1/15/21	203,989

		926,262

Columbia — 4.09%
200,000	Banco de Bogota SA, 5.38%, 2/19/23	186,425
87,000	Bancolombia SA, 5.13%, 9/11/22	79,394
300,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	306,489

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
$200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	$201,014

		773,322

Guernsey — 1.01%
193,935	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	191,996

Hong Kong — 2.03%
200,000	China Resources Power East Foundation Co. Ltd., 7.25%, 5/9/49(a)	205,000
200,000	CRCC Yuxiang Ltd., 3.50%, 5/16/23	180,180

		385,180

India — 1.48%
100,000	ICICI Bank Ltd., 5.75%, 11/16/20	98,740
200,000	NTPC Ltd., 4.75%, 10/3/22	181,964

		280,704

Ireland — 2.01%
200,000	OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 2/19/18	196,500
200,000	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/6/22	185,000

		381,500

Isle of Man — 1.36%
250,000	AngloGold Ashanti Holdings Plc, 8.50%, 7/30/20	257,500

Israel — 3.39%
200,000	Israel Electric Corp. Ltd., 5.63%, 6/21/18	206,500
200,000	Israel Electric Corp. Ltd., 6.70%, 2/10/17	215,000
200,000	Israel Electric Corp. Ltd., 7.25%, 1/15/19	219,500

		641,000

Jersey Channel Island — 2.11%
200,000	Polyus Gold International Ltd., 5.63%, 4/29/20	196,250
200,000	Vedanta Resources Jersey Ltd., 5.50%, 7/13/16	202,500

		398,750

Luxembourg — 7.65%
200,000	Altice Financing SA, 7.88%, 12/15/19	211,000
200,000	CSN Resources SA, 6.50%, 7/21/20	201,000
200,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22	194,500
300,000	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37	323,291
200,000	Offshore Drilling Holding SA, 8.38%, 9/20/20	202,197

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
$300,000	VTB Bank OJSC Via VTB Capital SA, 6.00%, 4/12/17	$315,750

		1,447,738

Mexico — 5.35%
2,060,000(b)	America Movil SAB de CV, 6.45%, 12/5/22	146,543
500,000	BBVA Bancomer SA/Texas, 6.75%, 9/30/22	517,803
200,000	Cemex SAB de CV, 7.25%, 1/15/21	199,963
100,000	Controladora Mabe SA de CV, 7.88%, 10/28/19	109,378
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(c)	38,250

		1,011,937

Netherlands — 4.90%
400,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	357,000
200,000	Petrobras Global Finance BV, 4.38%, 5/20/23	181,872
200,000	SABIC Capital II BV, 2.63%, 10/3/18	198,380
200,000	VimpelCom Holdings BV, 5.95%, 2/13/23	190,000

		927,252

Peru — 2.66%
83,000	Banco de Credito del Peru, 6.13%, 4/24/27(a)	81,340
236,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(a)	242,490
200,000	Consorcio Transmantaro SA, 4.38%, 5/7/23	179,500

		503,330

Philippines — 1.10%
200,000	Energy Development Corp., 6.50%, 1/20/21	208,000

Qatar — 1.21%
213,060	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	228,507

Singapore — 2.72%
300,000	Berau Capital Resources Pte Ltd., 12.50%, 7/8/15	314,250
200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(a)	200,250

		514,500

South Korea — 2.11%
200,000	Korea Development Bank (The), 3.00%, 3/17/19	200,548
200,000	Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/2/18	198,980

		399,528

Spain — 1.18%
200,000	Cemex Espana Luxembourg, 9.88%, 4/30/19	223,462

Sweden — 1.21%
200,000	Eileme 2 AB, 11.63%, 1/31/20	229,500

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
Turkey — 2.13%
$400,000	Turkiye Halk Bankasi AS, 4.88%, 7/19/17	$403,000

United Arab Emirates — 2.70%
390,000	DP World Ltd., 6.85%, 7/2/37	393,900
100,000	Dubai Electricity & Water Authority, 7.38%, 10/21/20	117,078

		510,978

United States — 1.48%
40,000	Cemex Finance LLC, 9.38%, 10/12/22	44,102
225,000	Southern Copper Corp., 7.50%, 7/27/35	236,369

		280,471

Venezuela — 2.06%
290,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	272,308
134,023	Petroleos de Venezuela SA, 5.00%, 10/28/15	117,234

		389,542

Total Corporate Bonds		16,929,050

(Cost $17,452,604)

Foreign Government Bonds — 1.06%
Brazil — 1.06%
200,000	Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23	200,139

Total Foreign Government Bonds		200,139

(Cost $199,774)

Shares
Investment Company — 11.27%
2,132,510	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	2,132,510

Total Investment Company		2,132,510

(Cost $2,132,510)

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2013

Contracts		Value
Call Options Purchased — 0.08%
19	Ten Year U.S. Treasury Futures Option, Strike Price USD 126.50, Expires 10/25/13	$15,141

Total Call Options Purchased		15,141

(Cost $7,422)

Total Investments		$19,276,840
(Cost 19,792,310)(d) — 101.85%

Liabilities in excess of other assets — (1.85)%		(350,126)

NET ASSETS — 100.00%		$18,926,714

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2013.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Options written as of September 30, 2013:

Contracts	Call Options	Value
3	Ten Year U.S. Treasury Futures Option, Strike Price USD 128.50, Expires 10/25/13	$(422)

Total (Premiums received $(188))		$(422)

Foreign currency exchange contracts as of September 30, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	1,909,879	USD	149,163	Citibank, N.A.	10/21/13	$(3,536)
TRY	13,186	USD	6,588	Citibank, N.A.	10/21/13	(85)
USD	145,660	MXN	1,909,879	Citibank, N.A.	10/21/13	34
USD	3,233	TRY	6,586	Citibank, N.A.	10/21/13	(15)
USD	3,224	TRY	6,600	Citibank, N.A.	10/21/13	(31)

Total						$(3,633)

Futures contracts as of September 30, 2013:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Counterparty
Ten Year	2	December, 2013	$6,801	USD	245,980	Citibank, N.A.
U.S. Treasury Bonds
Five Year	6	December, 2013	8,545	USD	717,737	Citibank, N.A.
U.S. Treasury Bonds

Total			$15,346

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

September 30, 2013

Credit default swaps as of September 30, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Indonesia Government International Bond	JPMorgan Chase Bank, N.A.	12/20/18	Buy	USD	100	$7,760
1.00%	Turkey Government International Bond	Citibank, N.A.	12/20/18	Buy	USD	100	5,710
1.00%	Turkey Government International Bond	JPMorgan Chase Bank, N.A.	12/20/18	Buy	USD	100	5,700

Total (Premiums received $14,579)							$19,170

Abbreviations used are defined below:

MXN - Mexican Peso

TRY - Turkish Lira

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	26.10%
Utilities	15.89%
Energy	12.55%
Telecom Services	10.54%
Materials	8.93%
Industrials	7.78%
Consumer Staples	5.52%
Consumer Discretionary	2.13%
Foreign Government Bonds	1.06%
Other*	9.50%

100.00%

*	Includes cash, options, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

September 30, 2013

Principal Amount		Value
Bank Loans — 7.69%
Italy — 0.28%
250,000(a)	Seat Pagine Term Loan, 5.30%, 6/28/16(b)(c)	$82,652

United States — 7.41%
$ 160,000	Altice Financing SA, 4.50%, 6/24/19(b)	156,933
160,000	Ardent Medical Services, Inc. 2nd Lien, 9.50%, 1/2/19(b)	163,200
95,923	Clear Channel Communications, Inc. Term Loan, 3.65%, 1/29/16(b)	90,239
282,931	Clear Channel Communications, Inc. Term Loan, 6.75%, 1/29/16(b)	262,135
309,225	H.J. Heinz Co. Term Loan, 2.25%, 7/7/19(b)	309,012
159,600	H.J. Heinz Co. Term Loan, 2.50%, 6/5/20(b)	159,945
298,500	Integra Telcom, Inc. Term Loan 1st Lien, 4.00%, 2/22/19(b)	299,993
150,000	Ranpak, Inc., 7.25%, 4/23/20(b)	153,000
347,328	Sensus USA, Inc., 3.50%, 5/9/17(b)	343,681
250,000	Springer Science & Business Media GmbH, 4.00%, 8/14/20(b)	248,125

		2,186,263

Total Bank Loans		2,268,915

(Cost $2,281,727)

Corporate Bonds — 84.41%
Australia — 0.45%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(d)	133,250

Barbados — 2.22%
610,000	Columbus International, Inc., 11.50%, 11/20/14	655,750

Bermuda — 2.76%
250,000	Digicel Ltd., 7.00%, 2/15/20(d)	252,299
400,000	Digicel Ltd., 8.25%, 9/1/17(d)	417,500
140,000	Digicel Ltd., 8.25%, 9/1/17	146,125

		815,924

British Virgin Islands — 0.54%
200,000	Gold Fields Orogen Holding BVI Ltd., 4.88%, 10/7/20(d)	160,000

Canada — 1.72%
240,000(e)	Great Canadian Gaming Corp., 6.63%, 7/25/22(d)	237,379
319,000	Mood Media Corp., 9.25%, 10/15/20(d)	271,150

		508,529

Cayman Islands — 1.84%
240,000	Sable International Finance Ltd., 7.75%, 2/15/17(d)	252,000

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
200,000(a)	UPCB Finance Ltd., 7.63%, 1/15/20	$290,863

		542,863

Croatia (Hrvatska) — 1.02%
209,000(a)	Agrokor DD, 10.00%, 12/7/16	300,518

Denmark — 0.94%
$ 260,000	Welltec A/S, 8.00%, 2/1/19(d)	276,426

Germany — 3.51%
100,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.13%, 1/21/23	129,874
100,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 9/15/22	132,918
130,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, 1/15/23	175,431
204,642(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/1/17	290,000
200,000(a)	Unitymedia KabelBW GmbH, 9.50%, 3/15/21	309,126

		1,037,349

Luxembourg — 10.99%
200,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(d)	206,000
100,000(a)	Albea Beauty Holdings SA, 8.75%, 11/1/19	139,005
200,000	Altice Financing SA, 7.88%, 12/15/19(d)	211,000
280,000	Altice Finco SA, 9.88%, 12/15/20(d)	301,000
430,000	Intelsat Jackson Holdings SA, 5.50%, 8/1/23(d)	402,050
150,000	Intelsat Jackson Holdings SA, 6.63%, 12/15/22(d)	148,125
100,000	Intelsat Jackson Holdings SA, 6.63%, 12/15/22(d)	98,750
130,000	Intelsat Luxembourg SA, 8.13%, 6/1/23(d)	136,825
120,000(f)	Matterhorn Mobile SA, 5.39%, 5/15/19(b)	134,682
240,000(f)	Mobile Challenger Intermediate Group SA, 8.75% cash or 9.50% payment-in-kind interest, 3/15/19(g)	265,410
270,000	Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(d)	270,675
100,000(a)	Numericable Finance & Co. SCA, 8.09%, 10/15/18(b)	138,667
110,000(a)	Ontex IV SA, 9.00%, 4/15/19	157,742
60,000(a)	Sunrise Communications Holdings SA, 8.50%, 12/31/18	87,259
150,000(f)	Sunrise Communications International SA, 5.63%, 12/31/17	170,841
200,000	Wind Acquisition Finance SA, 7.25%, 2/15/18(d)	206,324
120,000(a)	Wind Acquisition Finance SA, 7.38%, 2/15/18	169,242

		3,243,597

Mexico — 0.16%
280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(c)	47,600

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
Netherlands — 3.20%
$ 250,000	InterGen NV, 7.00%, 6/30/23(d)	$250,280
200,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(d)	201,000
450,000(f)	UPC Holding BV, 6.75%, 3/15/23	492,619

		943,899

Spain — 0.84%
180,000(a)	Inaer Aviation Finance Ltd., 9.50%, 8/1/17	247,775

Sweden — 0.49%
100,000(a)	TVN Finance Corp. II AB, 10.75%, 11/15/17	143,909

United Kingdom — 6.96%
110,000(h)	AA Bond Co. Ltd., 9.50%, 7/31/19	190,991
80,000(h)	Barclays Bank Plc, 6.00%, 6/29/49(b)	115,914
320,000	CEVA Group Plc, 8.38%, 12/1/17(d)	323,200
100,000(h)	Co-operative Group Holdings 2011, 6.88%, 7/8/20(i)	152,334
100,000(h)	Elli Finance UK Plc, 8.75%, 6/15/19	175,247
110,000(h)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	156,212
60,000(h)	LBG Capital No. 1 Plc, 11.04%, 3/19/20	112,312
100,000(h)	Moto Finance Plc, 10.25%, 3/15/17	171,807
100,000(h)	Pendragon Plc, 6.88%, 5/1/20	167,152
100,000(h)	Phosphorus Holdco Plc, 10.00% cash or 10.75% payment-in-kind interest, 4/1/19(g)	161,161
100,000(h)	Priory Group No. 3 Plc, 7.00%, 2/15/18	165,938
100,000(h)	Priory Group No. 3 Plc, 8.88%, 2/15/19	161,081

		2,053,349

United States — 46.77%
345,000	ADT Corp. (The), 6.25%, 10/15/21(d)	350,175
140,000	AMC Networks, Inc., 4.75%, 12/15/22	130,900
120,000	Audatex North America, Inc., 6.00%, 6/15/21(d)	122,400
292,000	BakerCorp International, Inc., 8.25%, 6/1/19	290,540
200,000(a)	Belden, Inc., 5.50%, 4/15/23	264,144
270,000	BI-LO LLC/BI-LO Finance Corp., 8.63% cash or 9.38% payment-in-kind interest, 9/15/18(d)(g)	274,050
461,000	BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(d)	509,405
200,000	Burger King Corp., 9.88%, 10/15/18	224,500
310,000	CBRE Services, Inc., 5.00%, 3/15/23	290,625
158,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23	144,965
280,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20(d)	285,600
241,000	Chaparral Energy, Inc., 7.63%, 11/15/22	244,615
90,000	Chaparral Energy, Inc., 9.88%, 10/1/20	101,250
250,000	Cinemark USA, Inc., 4.88%, 6/1/23	230,000
230,000	DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18	250,125

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 190,000	DuPont Fabros Technology LP, 5.88%, 9/15/21(d)	$190,000
399,000	Emergency Medical Services Corp., 8.13%, 6/1/19	430,920
380,000	Epicor Software Corp., 8.63%, 5/1/19	405,650
390,000	First Quality Finance Co., Inc., 4.63%, 5/15/21(d)	353,925
250,000	Gannett Co., Inc., 5.13%, 10/15/19(d)	248,125
250,000	GCI, Inc., 6.75%, 6/1/21	236,250
342,000	Geo Group, Inc. (The), 5.13%, 4/1/23(d)	312,930
250,000	Griffey Intermediate, Inc./Griffey Finance Sub LLC, 7.00%, 10/15/20(d)	187,500
70,000	HCA Holdings, Inc., 6.25%, 2/15/21	71,137
200,000	HCA, Inc., 5.88%, 5/1/23	196,500
280,000	HCA, Inc., 6.50%, 2/15/20	303,450
100,000(a)	Infor US, Inc., 10.00%, 4/1/19	149,828
210,000	Iron Mountain, Inc., 6.00%, 8/15/23	208,425
210,000	Level 3 Financing, Inc., 7.00%, 6/1/20	212,100
370,000	Level 3 Financing, Inc., 8.13%, 7/1/19	395,900
300,000	LKQ Corp., 4.75%, 5/15/23(d)	278,250
200,000(h)	Lynx I Corp., 6.00%, 4/15/21	329,448
200,000(h)	Lynx II Corp., 7.00%, 4/15/23	330,468
320,000	National Mentor Holdings, Inc., 12.50%, 2/15/18(d)	342,400
259,000	PAETEC Holding Corp., 9.88%, 12/1/18	288,137
479,000	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17(d)	487,383
135,000	PDC Energy, Inc., 7.75%, 10/15/22	143,100
192,000	Physio-Control International, Inc., 9.88%, 1/15/19(d)	215,040
200,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	210,500
300,000	Rosetta Resources, Inc., 5.63%, 5/1/21	285,000
187,000	Sabre, Inc., 8.50%, 5/15/19(d)	202,194
160,000	Sinclair Television Group, Inc., 6.38%, 11/1/21(d)	160,800
80,000	Sirius XM Radio, Inc., 4.63%, 5/15/23(d)	73,000
160,000	Sirius XM Radio, Inc., 5.75%, 8/1/21(d)	159,200
110,000	Spectrum Brands Escrow Corp., 6.38%, 11/15/20(d)	114,675
90,000	Spectrum Brands Escrow Corp., 6.63%, 11/15/22(d)	93,375
190,000	Sprint Corp., 7.25%, 9/15/21(d)	191,900
205,000	Sprint Corp., 7.88%, 9/15/23(d)	209,100
150,000	Sprint Nextel Corp., 6.00%, 11/15/22	138,000
44,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20	48,070
200,000	Tenet Healthcare Corp., 4.38%, 10/1/21(d)	184,500
130,000	Tenet Healthcare Corp., 8.00%, 8/1/20	137,800
290,000	Tenet Healthcare Corp., 8.13%, 4/1/22(d)	302,687
354,000	Toys R Us, Inc., 7.38%, 10/15/18	305,325
6,000	Toys R Us, Inc., 10.38%, 8/15/17	5,775
262,000	TW Telecom Holdings, Inc., 6.38%, 9/1/23(d)	260,690
130,000	United Surgical Partners International, Inc., 9.00%, 4/1/20	142,675
220,000	Windstream Corp., 6.38%, 8/1/23	201,300

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
252,000(a)	WMG Acquisition Corp., 6.25%, 1/15/21	$350,294

		13,807,020

Total Corporate Bonds		24,917,758

(Cost $24,706,209)

Shares
Common Stocks — 0.51%
United States — 0.51%
2,480	ADT Corp. (The)	100,837
56	CEVA Holdings LLC*(j)	50,463

Total Common Stocks		151,300

(Cost $149,357)

Warrants/Rights — 0.00%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	0

Total Warrants/Rights		0

(Cost $0)

Investment Company — 1.30%
384,972	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	384,972

Total Investment Company		384,972

(Cost $384,972)
Preferred Stock — 0.38%
United States — 0.38%
121	CEVA Holdings LLC, Series A-2*(j)	110,757

Total Preferred Stock		110,757

(Cost $103,184)

Total Investments		$27,833,702
(Cost $27,625,449)(k) — 94.29%

Other assets in excess of liabilities — 5.71%		1,684,798

NET ASSETS — 100.00%		$29,518,500

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2013.

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2013

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Principal amount denoted in Canadian Dollars.
(f)	Principal amount denoted in Swiss Francs.
(g)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(h)	Principal amount denoted in British Pounds.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	The Pricing Committee fair valued security under procedures established by the Fund’s Board of Trustees.
(k)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of September 30, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CHF	25,000	USD	27,453	Citibank, N.A.	10/17/13	$195
USD	29,418	CAD	30,000	Citibank, N.A.	10/17/13	305
USD	199,444	CAD	210,000	Citibank, N.A.	10/17/13	(4,343)
USD	1,036,429	CHF	970,000	Citibank, N.A.	10/17/13	(36,319)
USD	53,263	EUR	40,000	Citibank, N.A.	10/17/13	(853)
USD	4,214,999	EUR	3,200,000	Citibank, N.A.	10/17/13	(114,302)
USD	23,733	GBP	15,000	Citibank, N.A.	10/17/13	(547)
USD	2,642,660	GBP	1,700,000	Citibank, N.A.	10/17/13	(109,081)

Total						$(264,945)

Futures contracts as of September 30, 2013:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty
Ten Year	2	December, 2013	$(6,735)	USD	246,047	Citibank, N.A.
U.S. Treasury Bonds
Ten Year Euro-Bond	2	December, 2013	(8,812)	EUR	274,490	Citibank, N.A.

Total			$(15,547)

40

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

September 30, 2013

Credit default swaps as of September 30, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	CDX.NA.HY, Series 20	Deutsche Bank AG	6/20/18	Buy	USD	430	$(25,524)
5.00%	CDX.NA.HY, Series 20	Deutsche Bank AG	6/20/18	Buy	USD	405	(24,040)
5.00%	CDX.NA.HY, Series 20	Deutsche Bank AG	6/20/18	Buy	USD	300	(17,807)
5.00%	CDX.NA.HY, Series 20	Deutsche Bank AG	6/20/18	Buy	USD	25	(1,484)
1.00%	H.J. Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/18	Buy	USD	350	10,705
5.00%	J.C. Penney Co., Inc.	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD	229	46,170
5.00%	Radio Shack Corp.	Citibank, N.A.	9/20/16	Buy	USD	150	30,560
5.00%	Radio Shack Corp.	Citibank, N.A.	9/20/16	Buy	USD	50	10,187

Total (Premiums received $37,601)							$28,767

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	36.02%
Consumer Staples	20.98%
Financials	13.64%
Consumer Discretionary	9.85%
Industrials	4.12%
Energy	3.56%
Information Technology	2.30%
Utilities	1.53%
Materials	0.99%
Other*	7.01%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment
Company, credit default swaps, warrants, foreign currency exchange contracts and accrued expenses payable.

41

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

September 30, 2013

Principal Amount		Value
Corporate Bonds — 96.32%
Australia — 5.80%
300,000(a)	Commonwealth Property Office Fund, 5.25%, 12/11/16	$321,849
$ 400,000	Paladin Energy Ltd., 3.63%, 11/4/15	296,000
500,000(a)	Western Areas NL, 6.40%, 7/2/15	465,282

		1,083,131

Belgium — 0.73%
100,000(b)	Sagerpar SA, 0.38%, 10/9/18	136,678

Bermuda — 7.33%
300,000	Aquarius Platinum Ltd., 4.00%, 12/18/15	237,375
3,000,000(c)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	467,984
400,000	Seadrill Ltd., 3.38%, 10/27/17	663,500

		1,368,859

British Virgin Islands — 3.69%
400,000	Billion Express Investments Ltd., 0.75%, 10/18/15	415,000
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	274,450

		689,450

Cayman Islands — 4.46%
500,000	Agile Property Holdings Ltd., 4.00%, 4/28/16	503,125
2,000,000(d)	Hengan International Group Co. Ltd., 1.99%, 6/27/18(e)	273,018
50,000	Qihoo 360 Technology Co. Ltd., 2.50%, 9/15/18(f)	56,500

		832,643

Germany — 2.31%
500,000(b)	TUI AG, 2.75%, 3/24/16	430,376

Japan — 0.28%
5,000,000(a)	Nikkiso Co. Ltd., 0.69%, 8/2/18(e)	52,266

Jersey Channel Island — 5.24%
100,000(g)	Great Portland Estates Capital Jersey Ltd., 1.00%, 9/10/18	161,373
250,000	Shire Plc, 2.75%, 5/9/14	310,000
500,000	Vedanta Resources Jersey Ltd., 5.50%, 7/13/16	506,250

		977,623

Luxembourg — 0.77%
100,000(b)	GBL Verwaltung SA, 1.25%, 2/7/17	144,484

Malaysia — 2.25%
400,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	419,000

42

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
Netherlands — 3.70%
100,000(b)	Amorim Energia BV, 3.38%, 6/3/18	$145,093
$ 250,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	271,250
250,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	273,750

		690,093

Norway — 0.75%
100,000(b)	Marine Harvest ASA, 2.38%, 5/8/18	139,344

Singapore — 8.55%
500,000(a)	CapitaLand Ltd., 1.85%, 6/19/20	376,131
500,000(a)	CapitaMall Trust, 2.13%, 4/19/14	405,524
500,000(a)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	398,549
500,000(a)	Temasek Financial III Pte Ltd., 0.12%, 10/24/14(e)	414,671

		1,594,875

Spain — 1.72%
200,000(b)	International Consolidated Airlines Group SA, 1.75%, 5/31/18	321,627

Switzerland — 0.75%
125,000(a)	Schindler Holding AG, 0.38%, 6/5/17	139,050

Taiwan — 4.97%
200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(e)	211,250
200,000	Asia Cement Corp., 0.00%, 5/13/18(e)	203,500
500,000	AU Optronics Corp., 10.19%, 10/13/15(e)	512,500

		927,250

United Arab Emirates — 3.33%
400,000(b)	Aabar Investments PJSC, 4.00%, 5/27/16	621,635

United States — 37.34%
400,000	Boston Properties LP, 3.63%, 2/15/14(f)	410,750
430,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	454,725
39,000	Concur Technologies, Inc., 0.50%, 6/15/18(f)	47,166
200,000	Intel Corp., 2.95%, 12/15/35	216,500
600,000	Intel Corp., 3.25%, 8/1/39	742,875
660,000	Liberty Interactive LLC, 0.75%, 3/30/43(f)	744,975
145,000	Liberty Interactive LLC, 1.00%, 9/30/43(f)	148,897
500,000	Liberty Interactive LLC, 3.50%, 1/15/31	257,500
60,000	Medidata Solutions, Inc., 1.00%, 8/1/18(f)	66,713
500,000	Medivation, Inc., 2.63%, 4/1/17	703,437
350,000	MGM Resorts International, 4.25%, 4/15/15	445,594
100,000	priceline.com, Inc., 0.35%, 6/15/20(f)	104,687
300,000	priceline.com, Inc., 1.00%, 3/15/18	385,500
250,000	SanDisk Corp., 1.50%, 8/15/17	330,625
400,000	VeriSign, Inc., 3.25%, 8/15/37	626,000

43

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 500,000	Wellpoint, Inc., 2.75%, 10/15/42(f)	$636,563
400,000	Xilinx, Inc., 3.13%, 3/15/37	647,000

		6,969,507

Vietnam — 2.35%
400,000	Vingroup JSC, 5.00%, 4/3/17	439,000

Total Corporate Bonds		17,976,891

(Cost $16,648,488)

Shares
Preferred Stock — 1.66%
France — 1.66%
15,000	Etablissements Maurel et Prom	310,073

Total Preferred Stock		310,073

(Cost $344,534)
Investment Company — 2.38%
443,640	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	443,640

Total Investment Company		443,640

(Cost $443,640)

Total Investments		$18,730,604
(Cost $17,436,662)(h) — 100.36%

Liabilities in excess of other assets — (0.36)%		(67,475)

NET ASSETS — 100.00%		$18,663,129

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)	Principal amount denoted in Chinese Yuans.
(d)	Principal amount denoted in Hong Kong Dollars.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(g)	Principal amount denoted in British Pounds.
(h)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

44

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

September 30, 2013

Foreign currency exchange contracts as of September 30, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
GBP	100,000	USD	156,887	Citibank, N.A.	10/17/13	$ 4,981
USD	765,172	AUD	850,000	Citibank, N.A.	10/17/13	(26,819)
USD	128,191	CHF	120,000	Citibank, N.A.	10/17/13	(4,520)
USD	62,264	EUR	46,000	Citibank, N.A.	10/17/13	30
USD	2,014,684	EUR	1,530,000	Citibank, N.A.	10/17/13	(55,263)
USD	155,431	GBP	100,000	Citibank, N.A.	10/17/13	(6,436)
USD	314,412	GBP	200,000	Citibank, N.A.	10/17/13	(9,323)
USD	263,103	HKD	2,040,000	Citibank, N.A.	10/17/13	68
USD	1,549,066	SGD	1,980,000	Citibank, N.A.	10/17/13	(29,228)
GBP	102,000	USD	163,563	Citibank, N.A.	12/23/13	1,462

Total						$ (125,048)

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	24.67%
Telecom Services	12.45%
Information Technology	12.12%
Industrials	11.50%
Consumer Staples	11.05%
Materials	10.57%
Energy	8.43%
Consumer Discretionary	6.42%
Utilities	0.77%
Other*	2.02%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

45

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

September 30, 2013

Principal Amount		Value
Corporate Bonds — 30.40%
Australia — 1.50%
3,350,000(a)	Origin Energy Finance Ltd., 3.50%, 10/4/21	$4,526,611
2,100,000(a)	Santos Finance Ltd., 8.25%, 9/22/70(b)	3,092,665

		7,619,276

Belgium — 1.01%
3,800,000(a)	BNP Paribas Fortis SA, 4.63%, 10/29/49(b)	5,134,406

Cayman Islands — 0.90%
2,850,000(c)	Southern Water Services Finance Ltd., 4.50%, 3/31/38(b)	4,581,655

France — 3.00%
400,000(a)	Areva SA, 3.25%, 9/4/20	545,538
2,000,000(a)	Areva SA, 3.50%, 3/22/21	2,755,263
2,400,000(a)	Areva SA, 4.38%, 11/6/19	3,531,004
$ 1,387,000	BNP Paribas SA, 5.19%, 6/29/49(b)(d)	1,395,669
1,657,000(a)	BPCE SA, 5.25%, 7/29/49(b)	2,244,363
1,300,000(a)	BPCE SA, 6.12%, 10/29/49(b)	1,776,293
900,000(a)	Lagardere SCA, 4.13%, 10/31/17	1,284,069
1,300,000(a)	Natixis, 6.31%, 10/29/49(b)	1,761,344

		15,293,543

Ireland — 0.60%
2,300,000(a)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(b)	3,033,767

Italy — 2.55%
2,200,000(a)	Assicurazioni Generali SpA, 7.75%, 12/12/42(b)	3,211,450
1,900,000(a)	Enel SpA, 6.50%, 1/10/74(b)	2,561,419
1,000,000	Enel SpA, 8.75%, 9/24/73(b)(d)	1,017,800
950,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	947,729
1,150,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	1,128,173
3,974,000	Intesa Sanpaolo SpA, 6.50%, 2/24/21(d)	4,126,999

		12,993,570

Jersey Channel Island — 2.67%
2,600,000(c)	AA Bond Co. Ltd., 4.72%, 7/31/18	4,327,020
2,200,000(c)	AA Bond Co. Ltd., 6.27%, 7/31/25	3,759,981
3,800,000	HBOS Capital Funding LP, 6.07%, 6/29/49(b)(d)	3,705,000
930,000(c)	Heathrow Funding Ltd., 7.13%, 2/14/24	1,791,434

		13,583,435

Luxembourg — 0.76%
2,180,000(c)	Glencore Finance Europe SA, 6.00%, 4/3/22(e)	3,849,769

46

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2013

Principal Amount		Value
Netherlands — 1.12%
1,500,000(a)	HIT Finance BV, 5.75%, 3/9/18	$2,319,963
2,500,000(a)	Telefonica Europe BV, 6.50%, 9/29/49(b)	3,382,329

		5,702,292

Spain — 2.30%
4,800,000(a)	AyT Cedulas Cajas X Fondo de Titulizacion, 3.75%, 6/30/25	5,232,273
4,800,000(a)	Telefonica Emisiones SAU, 3.96%, 3/26/21	6,467,950

		11,700,223

Switzerland — 1.11%
2,690,000(a)	Credit Suisse AG, 5.75%, 9/18/25(b)	3,613,694
$ 2,150,000	UBS AG, 4.75%, 5/22/23(b)	2,053,250

		5,666,944

United Kingdom — 4.93%
170,000(c)	Everything Everywhere Finance Plc, 4.38%, 3/28/19	284,608
1,600,000(c)	GKN Holdings Plc, 5.38%, 9/19/22	2,678,871
1,400,000(c)	GKN Holdings Plc, 6.75%, 10/28/19	2,568,065
2,195,000(a)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	4,350,327
2,150,000(c)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	5,003,441
1,378,000(a)	Lloyds TSB Bank Plc, 2.73%, 10/29/49(b)	1,782,575
2,000,000(a)	Lloyds TSB Bank Plc, 11.88%, 12/16/21(b)	3,328,012
1,000,000(c)	Scottish Widows Plc, 5.50%, 6/16/23	1,587,168
2,100,000(c)	SSE Plc, 5.45%, 9/29/49(b)	3,499,150

		25,082,217

United States — 7.95%
1,700,000	CIT Group, Inc., 5.00%, 8/1/23	1,645,889
1,692,000	DCP Midstream LLC, 5.85%, 5/21/43(b)(d)	1,548,180
898,000(a)	GE Capital Trust II, 5.50%, 9/15/67(b)	1,257,441
1,200,000	General Motors Co., 3.50%, 10/2/18(d)	1,197,000
1,300,000	General Motors Co., 6.25%, 10/2/43(d)	1,280,500
5,300,000	Genworth Financial, Inc., 6.15%, 11/15/66(b)	4,637,500
1,228,000	ING US, Inc., 5.65%, 5/15/53(b)	1,122,572
2,680,000	Moody’s Corp., 4.88%, 2/15/24	2,685,837
650,000	Sprint Corp., 7.25%, 9/15/21(d)	656,500
1,250,000	Sprint Corp., 7.88%, 9/15/23(d)	1,275,000
5,250,000	Verizon Communications, Inc., 5.15%, 9/15/23	5,626,876
10,450,000	Verizon Communications, Inc., 6.40%, 9/15/33	11,604,861
5,150,000	Verizon Communications, Inc., 6.55%, 9/15/43	5,814,026

47

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2013

Principal Amount		Value
$ 81,000	Viacom, Inc., 4.25%, 9/1/23	$80,560

		40,432,742

Total Corporate Bonds		154,673,839

(Cost $149,547,154)

Foreign Government Bonds — 27.70%
Belgium — 4.25%
9,150,000(a)	Belgium Government Bond, 3.75%, 6/22/45	12,545,940
6,200,000(a)	Belgium Government Bond, 4.00%, 3/28/32	9,095,026

		21,640,966

Mexico — 1.13%
5,804,000	Mexico Government International Bond, 4.00%, 10/2/23	5,769,989

Poland — 1.60%
7,600,000	Poland Government International Bond, 5.00%, 3/23/22	8,144,162

Russia — 2.30%
11,400,000	Russian Foreign Bond - Eurobond, 4.88%, 9/16/23	11,677,501

Slovenia — 4.98%
4,900,000(a)	Slovenia Government Bond, 4.38%, 1/18/21	5,845,402
11,952,000(a)	Slovenia Government Bond, 5.13%, 3/30/26	13,704,492
6,001,000	Slovenia Government International Bond, 4.75%, 5/10/18	5,775,962

		25,325,856

Spain — 8.22%
2,000,000(a)	Autonomous Community of Catalonia, 4.22%, 4/26/35	1,709,982
6,020,000(a)	Autonomous Community of Catalonia, 4.95%, 2/11/20	7,503,790
3,230,000(a)	Autonomous Community of Madrid Spain, 4.30%, 9/15/26	3,816,943
4,803,000(a)	Comunidad Autonoma de Aragon, 8.25%, 1/17/27	7,405,027
1,000,000(a)	Comunidad Autonoma de Murcia, 4.70%, 3/30/20	1,264,509
2,500,000(a)	Comunidad Autonoma de Murcia, 4.73%, 11/5/18	3,125,085
1,300,000(a)	Junta Comunidades de Castilla-La Mancha, 4.88%, 3/18/20	1,658,621
8,250,000(a)	Spain Government Bond, 4.40%, 10/31/23(d)	11,247,737
1,950,000(a)	Spain Government Bond, 5.15%, 10/31/28(d)	2,729,889
1,350,000	Spain Government International Bond, 4.00%, 3/6/18	1,378,625

		41,840,208

United Kingdom — 5.22%
17,100,000(c)	United Kingdom Gilt, 2.25%, 9/7/23	26,565,031

Total Foreign Government Bonds		140,963,713

(Cost $137,648,862)

48

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2013

Shares		Value
Investment Company — 42.67%
217,130,595	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$217,130,595

Total Investment Company		217,130,595

(Cost $217,130,595)

Contracts
Put Options Purchased — 0.01%
19,700	USD Currency, Strike Price CHF 0.89, Expires 10/19/13	73,875

Total Put Options Purchased		73,875

(Cost $73,875)

Total Investments		$512,842,022
(Cost 504,400,486)(f) — 100.78%

Liabilities in excess of other assets — (0.78)%		(3,971,306)

NET ASSETS — 100.00%		$508,870,716

(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2013.
(c)	Principal amount denoted in British Pounds.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of September 30, 2013:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	8,112,288	EUR	6,000,000	Citibank, N.A.	10/17/13	$ (5,151)
USD	7,418,185	EUR	5,500,000	Citibank, N.A.	10/17/13	(22,800)
USD	2,846,055	EUR	2,130,000	Citibank, N.A.	10/17/13	(35,636)
USD	6,807,572	EUR	5,100,000	Citibank, N.A.	10/17/13	(92,251)
USD	3,958,098	EUR	3,000,000	Citibank, N.A.	10/17/13	(100,621)
USD	24,368,625	GBP	15,200,000	Citibank, N.A.	10/17/13	(235,182)
USD	35,749,061	GBP	23,000,000	Citibank, N.A.	10/17/13	(1,480,383)
USD	117,193,960	EUR	89,000,000	Citibank, N.A.	10/17/13	(3,214,715)
AUD	10,966,563	USD	10,200,000	Citibank, N.A.	10/31/13	7,961

49

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2013

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MXN	117,793,635	USD	8,950,000	Citibank, N.A.	10/31/13	$23,528
NOK	70,464,258	EUR	8,700,000	Citibank, N.A.	10/31/13	(67,212)
USD	7,650,000	JPY	751,953,690	Citibank, N.A.	10/31/13	(1,459)
USD	10,200,000	AUD	11,002,346	Citibank, N.A.	10/31/13	(41,269)

Total						$(5,265,190)

Futures contracts as of September 30, 2013:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)		Notional Value	Counterparty
Ten Year Euro-Bond	289	December, 2013	$159,809	EUR	40,486,443	Goldman Sachs
Ten Year Euro-BTP	2	December, 2013	(2,647)	EUR	222,716	Goldman Sachs

Total			$157,162

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Counterparty
Five Year Euro-Bobl	51	December, 2013	$(16,569)	EUR	6,334,200	Goldman Sachs
Five Year U.S. Treasury Bonds	35	December, 2013	(15,465)	USD	4,221,175	Citigroup Global Markets
Ten Year British Bond	79	December, 2013	(329,408)	GBP	8,511,867	Goldman Sachs
Ten Year Euro-OAT	81	December, 2013	(221,485)	EUR	10,568,070	Goldman Sachs
Ten Year U.S. Treasury Bonds	2	December, 2013	(1,469)	USD	251,313	Citigroup Global Markets
Thirty Year Euro-Buxl	70	December, 2013	(424,182)	EUR	8,471,640	Goldman Sachs
Thirty Year U.S. Treasury Bonds	51	December, 2013	(173,865)	USD	7,072,916	Citigroup Global Markets
Twenty Year U.S. Treasury Bonds	81	December, 2013	(367,906)	USD	10,435,469	Citigroup Global Markets
Two Year U.S. Treasury Bonds	4	December, 2013	(2,875)	USD	878,188	Citigroup Global Markets

Total			$(1,553,224)

Interest rate swaps as of September 30, 2013:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
2.13%	EUR-EURIBOR-Reuters	JPMorgan Chase Bank, N.A.	7/4/22	EUR	47,300(a)	$(1,233,640)
2.40%	USD-BBA LIBOR	Citibank, N.A.	9/18/23	USD	10,500(b)	294,498

Total						$(939,142)

(a)	The Counterparty pays the fixed rate on this swap.
(b)	The Fund pays the fixed rate on this swap.

50

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2013

Credit default swaps as of September 30, 2013:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	ACE INA Holdings, Inc.	Morgan Stanley Capital Services, Inc.	12/20/18	Buy	USD	2,867	$(85,895)
1.00%	ACE INA Holdings, Inc.	JPMorgan Chase Bank, N.A.	12/20/18	Buy	USD	1,433	(42,937)
1.00%	Allstate Corp. (The)	JPMorgan Chase Bank, N.A.	12/20/18	Buy	USD	2,150	(54,796)
1.00%	Allstate Corp. (The)	Deutsche Bank AG	12/20/18	Buy	USD	2,150	(54,796)
1.00%	Alstom	Morgan Stanley Capital Services, Inc.	12/20/18	Buy	EUR	4,155	261,729
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	2,942(a)	327,741
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	1,860(a)	207,205
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	1,314(a)	146,380
5.00%	Chesapeake Energy Corp.	Barclays Plc	6/20/18	Sell	USD	750(a)	83,538
5.00%	Chesapeake Energy Corp.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	400(a)	44,560
1.00%	Cytec Industries, Inc.	Morgan Stanley Capital Services, Inc.	12/20/18	Buy	USD	1,545	10,101
1.00%	Darden Restaurants, Inc.	BNP Paribas SA	12/20/18	Buy	USD	1,137	62,839
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD	1,517	157,120
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	3/20/18	Buy	USD	283	29,311
1.00%	Dell, Inc.	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD	2,921	344,413
1.00%	Dell, Inc.	BNP Paribas SA	6/20/18	Buy	USD	409	48,224
5.00%	H & R Block, Inc.	JPMorgan Chase Bank, N.A.	6/20/18	Buy	USD	691	(103,945)
1.00%	Heinz (H.J.) Co.	Citibank, N.A.	9/20/18	Buy	USD	3,420	82,430
1.00%	Hewlitt-Packard Co.	JPMorgan Chase Bank, N.A.	9/20/18	Sell	USD	938(a)	(30,503)
5.00%	iTraxx Europe Cross-over, Series 20	JPMorgan Chase Bank, N.A.	12/20/18	Buy	EUR	18,700	(1,036,693)
5.00%	iTraxx Europe Cross-over, Series 20	JPMorgan Chase Bank, N.A.	12/20/18	Buy	EUR	1,200	(66,520)
1.00%	iTraxx Europe Main, Series 20	JPMorgan Chase Bank, N.A.	12/20/18	Buy	EUR	68,000	183,642
1.00%	Lafarge S.A.	Citibank, N.A.	12/20/18	Buy	EUR	7,070	709,315
1.00%	MetLife, Inc.	Deutsche Bank AG	12/20/18	Buy	USD	3,357	6,701
1.00%	Mexico Government International Bond	Barclays Plc	12/20/18	Buy	USD	6,767	78,591
5.00%	Office Depot, Inc.	BNP Paribas SA	12/20/18	Buy	USD	3,420	(304,228)
1.00%	Packaging Corp. of America	BNP Paribas SA	12/20/18	Buy	USD	3,437	12,741
5.00%	Polkomtel S.A.	BNP Paribas SA	6/20/18	Sell	EUR	2,348(a)	(21,333)
5.00%	Polkomtel S.A.	BNP Paribas SA	6/20/18	Sell	EUR	352(a)	(3,198)

51

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2013

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	PostNL NV	JPMorgan Chase Bank, N.A.	3/20/18	Sell	EUR	865(a)	$(44,708)
1.00%	PostNL NV	JPMorgan Chase Bank, N.A.	3/20/18	Sell	EUR	115(a)	(5,943)
1.00%	PostNL NV	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	EUR	1,541(a)	(95,503)
1.00%	PostNL NV	JPMorgan Chase Bank, N.A.	6/20/18	Sell	EUR	753(a)	(46,667)
1.00%	PostNL NV	BNP Paribas SA	6/20/18	Sell	EUR	608(a)	(37,681)
1.00%	PostNL NV	Citigroup Global Markets, Inc.	9/20/18	Sell	EUR	1,289(a)	(92,831)
1.00%	Prudential Financial, Inc.	Deutsche Bank AG	12/20/18	Buy	USD	3,357	21,213
1.00%	Prudential Financial, Inc.	Deutsche Bank AG	12/20/18	Buy	USD	1,343	8,486
1.00%	Quest Diagnostics, Inc.	Deutsche Bank AG	12/20/18	Buy	USD	4,035	(23,203)
5.00%	Sprint Communications, Inc.	Deutsche Bank AG	9/20/18	Sell	USD	700(a)	47,583
1.00%	Standard Chartered Bank	Deutsche Bank AG	12/20/18	Buy	EUR	3,643	95,579
1.00%	Standard Chartered Bank	JPMorgan Chase Bank, N.A.	12/20/18	Buy	EUR	2,841	74,538
1.00%	Standard Chartered Bank	Deutsche Bank AG	12/20/18	Buy	EUR	1,858	48,748
1.00%	Standard Chartered Bank	JPMorgan Chase Bank, N.A.	12/20/18	Buy	EUR	1,858	48,747
1.00%	Travelers Cos., Inc. (The)	Barclays Plc	12/20/18	Buy	USD	4,300	(112,549)
1.00%	Tyco International Ltd.	Morgan Stanley Capital Services, Inc.	9/20/18	Buy	USD	1,700	(32,642)
1.00%	United Utilities Group Plc	Morgan Stanley Capital Services, Inc.	12/20/18	Buy	EUR	170	5,974
1.00%	Weatherford International Ltd.	Barclays Plc	6/20/18	Sell	USD	2,300(a)	(27,410)
1.00%	Weatherford International Ltd.	Barclays Plc	6/20/18	Sell	USD	2,200(a)	(26,219)
1.00%	Weatherford International Ltd.	Deutsche Bank AG	6/20/18	Sell	USD	1,770(a)	(21,089)
1.00%	Weatherford International Ltd.	Morgan Stanley Capital Services, Inc.	6/20/18	Sell	USD	600(a)	(7,149)

Total (Premiums received $(161,365))							$769,011

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

52

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

September 30, 2013

Abbreviations used are defined below:

AUD - Australian Dollar

BBA LIBOR - British Bankers Association London Interbank Offered Rate

CHF - Swiss Franc

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Kroner

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	27.70%
Financials	12.59%
Telecom Services	7.17%
Utilities	3.18%
Consumer Staples	2.57%
Energy	2.26%
Consumer Discretionary	1.52%
Materials	0.76%
Industrials	0.35%
Other*	41.90%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

53

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2013

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund
Assets:
Investments, at value (cost $186,442,871, $19,792,310, $27,625,449, $17,436,662 and $504,400,486, respectively)	$179,943,628	$19,276,840	$27,833,702	$18,730,604	$512,842,022
Total return swaps at value (cost $2,158,630, $0, $0, $0 and $0, respectively)	1,865,820	—	—	—	—
Cash	485,294	9,836	10,317	—	—
Cash at broker for futures contracts	37,274	53,198	256,773	—	4,579,925
Due from broker	—	100,000	—	—	—
Segregated cash for options contracts and swap contracts	—	263,686	497,735	474,500	11,373,492
Foreign currency, at value (cost $1,122,326, $136, $1,040,314, $16,598 and $5, 740, 727, respectively)	1,131,484	139	1,071,795	16,790	5,845,240
Credit default swaps at value (premiums paid $0, $14,579, $80,936, $0 and $2, 690, 773, respectively)	—	19,170	97,622	—	3,147,449
Interest and dividends receivable	2,013,749	231,676	508,212	116,439	5,048,691
Receivable from advisor	—	—	5,616	—	—
Receivable for capital shares issued	25,370	—	—	—	559,695
Receivable for investments sold	6,370,605	3,222	752,414	629,525	2,513,965
Receivable from broker	380,457	—	—	—	—
Unrealized appreciation on futures contracts	—	15,346	—	—	159,809
Unrealized appreciation on interest rate swaps contracts	12,572	—	—	—	294,498
Unrealized appreciation on forward foreign exchange contracts	963,678	34	500	6,541	31,489
Prepaid expenses and other assets	4,251	6,426	6,450	903	26,743

Total Assets	193,234,182	19,979,573	31,041,136	19,975,302	546,423,018

Liabilities:
Payable for capital shares redeemed	7,698	—	270,669	—	425,126
Payable for investments purchased	5,623,988	996,594	856,905	758,521	24,846,241
Payable to broker	—	—	—	380,457	1,085,000
Distributions payable	100,914	1,760	736	2	388,852
Written options, at value (Premiums received $0, $188, $0, $0 and $0)	—	422	—	—	—
Credit default swaps at value (premiums received $0, $0, $43,335, $0 and $2, 852, 138, respectively)	—	—	68,855	—	2,378,438
Unrealized depreciation on forward foreign currency exchange contracts	536,309	3,667	265,445	131,589	5,296,679
Unrealized depreciation on interest rate swaps contracts	890,538	—	—	—	1,233,640
Unrealized depreciation on futures contracts	23,484	—	15,547	—	1,555,871
Foreign witholding tax payable	54	—	—	149	—

54

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2013

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund
Accrued expenses and other payables:
Investment advisory fees	$ 76,394	$ 11,187	$—	$6,396	$205,665
Accounting fees	4,027	3,372	3,412	3,371	5,091
Audit fees	22,471	22,472	24,287	22,038	27,614
Trustee fees	29	3	5	3	53
Shareholder reports	479	28	30	19	5,007
Transfer agent fees	12,438	641	1,780	609	65,149
Other	53,658	12,713	14,965	9,019	33,876

Total Liabilities	7,352,481	1,052,859	1,522,636	1,312,173	37,552,302

Net Assets	$185,881,701	$18,926,714	$29,518,500	$18,663,129	$508,870,716

Net Assets Consist Of:
Capital	$197,855,930	$19,544,770	$28,962,074	$15,978,734	$504,945,502
Undistributed net investment income and distributions in excess of net investment income	(282,510)	1,873	264,209	421,659	1,236,271
Accumulated net realized gains (losses) from investment transactions, futures contracts, swap contracts and foreign currency	(4,409,948)	(120,468)	336,092	1,093,614	730,596
Net unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and foreign currency	(7,281,771)	(499,461)	(43,875)	1,169,122	1,958,347

Net Assets	$185,881,701	$18,926,714	$29,518,500	$18,663,129	$508,870,716

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class I	18,741,619	1,955,569	2,851,000	1,603,606	50,157,446

Net Asset Values and Redemption Prices Per Share:
Class I	$ 9.92	$ 9.68	$10.35	$11.64	$10.15

See notes to financial statements.

55

FINANCIAL STATEMENTS

Statements of Operations

For the Period Ended September 30, 2013

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund	RBC BlueBay Absolute Return Fund(a)
Investment Income:
Interest income	$ 6,660,897	$ 965,620	$1,871,415	$543,661	$ 5,912,763
Dividend income	142	—	7	21,575	14,389
Foreign tax withholding	(8,681)	—	(2,319)	(149)	(1,192)

Total Investment Income	6,652,358	965,620	1,869,103	565,087	5,925,960

Expenses:
Investment advisory fees	1,404,390	172,058	212,621	142,178	2,005,505
Accounting fees	51,778	43,906	44,418	43,889	48,949
Audit fees	38,064	38,064	41,064	41,064	42,218
Custodian fees	129,868	23,394	14,371	11,661	54,761
Insurance fees	3,488	3,488	3,488	3,488	2,853
Legal fees	115,708	11,658	45,829	8,253	79,955
Registration and filing fees	33,619	23,405	23,419	28,927	5,375
Shareholder reports	16,661	1,727	2,269	1,661	27,205
Transfer agent fees	75,218	3,872	6,045	3,692	238,269
Offering costs	15,913	15,913	15,913	15,913	76,319
Trustees’ fees	4,419	243	718	452	6,211
Other fees	35,791	17,541	21,467	14,156	15,856

Total expenses before fee waiver/reimbursement	1,924,917	355,269	431,622	315,334	2,603,476
Expenses waived/reimbursed by:
Advisor	(169,430)	(146,989)	(162,302)	(137,612)	(63,170)

Net Expenses	1,755,487	208,280	269,320	177,722	2,540,306

Net Investment Income	4,896,871	757,340	1,599,783	387,365	3,385,654

Realized/Unrealized Gains (Losses):
Net realized gains/(losses) on:
Investment transactions	(3,350,425)	168,293	842,189	1,350,607	(1,488,108)
Foreign currency transactions	(4,343,667)	(16,476)	(188,568)	126,683	(666,085)
Written options	7,423	3,033	7,686	56,702	—
Futures contracts	(94,348)	(62,213)	(17,768)	—	583,343
Swap agreements	78,676	1,680	(45,744)	—	495,695

Net realized gains	(7,702,341)	94,317	597,795	1,533,992	(1,075,155)

Net change in unrealized appreciation/(depreciation) on:
Investments	(9,007,230)	(1,221,978)	(704,830)	502,121	8,441,536
Foreign currency	538,181	(3,694)	(27,756)	(60,505)	(5,078,361)
Written options	—	(234)	—	—	—
Futures contracts	9,110	15,346	(15,547)	—	(1,396,062)
Swap contracts	(1,171,905)	4,591	(9,643)	—	(8,766)

Net unrealized gains (losses)	(9,631,844)	(1,205,969)	(757,776)	441,616	1,958,347

Change in net assets resulting from operations	$(12,437,314)	$ (354,312)	$1,439,802	$2,362,973	$ 4,268,846

(a) For the period from November 30, 2012 (commencement of operations) to September 30, 2013.

See notes to the financial statements.

56

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Select Bond Fund
	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
From Investment Activities:
Operations:
Net investment income	$4,896,871	$1,282,753
Net realized gains (losses) from investments, foreign currency, futures contracts, written options and swap contracts transactions	(7,702,341)	1,925,890
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(9,631,844)	2,350,073

Change in net assets resulting from operations	(12,437,314)	5,558,716

Distributions to Class I Shareholders:
From net investment income	(1,407,225)	(1,386,711)
From net realized gains	(2,397,176)	—
Return of capital	(3,527,048)	—

Change in net assets resulting from shareholder distributions	(7,331,449)	(1,386,711)

Capital Transactions:
Proceeds from shares issued	115,860,846	118,905,592
Distributions reinvested	6,153,471	1,290,771
Cost of shares redeemed	(38,460,514)	(2,271,707)

Change in net assets resulting from capital transactions	83,553,803	117,924,656

Net increase in net assets	63,785,040	122,096,661

Net Assets:
Beginning of period	122,096,661	—

End of period	$185,881,701	$122,096,661

Distributions in excess of net investment income	$(282,510)	$(32,324)

Share Transactions:
Issued	10,663,181	11,311,071
Reinvested	581,271	122,224
Redeemed	(3,725,617)	(210,511)

Change in shares resulting from capital transactions	7,518,835	11,222,784

(a)	For the period of November 30, 2011 (commencement of operations) to September 30, 2012.

See notes to financial statements.

57

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Emerging Market Corporate Bond Fund
	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
From Investment Activities:
Operations:
Net investment income	$757,340	$576,098
Net realized gains from investments, foreign currency, futures contracts, written options and swap contracts transactions	94,317	716,399
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts, written options and swap contracts	(1,205,969)	706,508

Change in net assets resulting from operations	(354,312)	1,999,005

Distributions to Class I Shareholders:
From net investment income	(767,798)	(584,184)
From net realized gains	(1,006,248)	—

Change in net assets resulting from shareholder distributions	(1,774,046)	(584,184)

Capital Transactions:
Proceeds from shares issued	2,023,812	15,634,093
Distributions reinvested	1,728,269	574,288
Cost of shares redeemed	(320,211)	—

Change in net assets resulting from capital transactions	3,431,870	16,208,381

Net increase in net assets	1,303,512	17,623,202

Net Assets:
Beginning of period	17,623,202	—

End of period	$18,926,714	$17,623,202

Undistributed net investment income	$1,873	$85,108

Share Transactions:
Issued	204,329	1,561,141
Reinvested	164,943	54,797
Redeemed	(29,641)	—

Change in shares resulting from capital transactions	339,631	1,615,938

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.

See notes to financial statements.

58

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global High Yield Bond Fund
	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
From Investment Activities:
Operations:
Net investment income	$1,599,783	$1,090,366
Net realized gains from investments, foreign currency, futures contracts, written options and swap contracts transactions	597,795	819,178
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(757,776)	713,901

Change in net assets resulting from operations	1,439,802	2,623,445

Distributions to Class I Shareholders:
From net investment income	(1,579,302)	(1,081,674)
From net realized gains	(941,326)	—

Change in net assets resulting from shareholder distributions	(2,520,628)	(1,081,674)

Capital Transactions:
Proceeds from shares issued	9,638,828	20,001,000
Distributions reinvested	2,514,122	1,081,674
Cost of shares redeemed	(4,178,069)	—

Change in net assets resulting from capital transactions	7,974,881	21,082,674

Net increase in net assets	6,894,055	22,624,445

Net Assets:
Beginning of period	22,624,445	—

End of period	$29,518,500	$22,624,445

Undistributed net investment income	$264,209	$318,309

Share Transactions:
Issued	906,493	2,000,100
Reinvested	237,892	103,378
Redeemed	(396,863)	—

Change in shares resulting from capital transactions	747,522	2,103,478

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.

See notes to financial statements.

59

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC BlueBay Global Convertible Bond Fund
	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
From Investment Activities:
Operations:
Net investment income	$387,365	$342,505
Net realized gains from investments and foreign currency transactions	1,533,992	237,944
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	441,616	727,506

Change in net assets resulting from operations	2,362,973	1,307,955

Distributions to Class I Shareholders:
From net investment income	(378,776)	(350,592)
From net realized gains	(352,720)	—

Change in net assets resulting from shareholder distributions	(731,496)	(350,592)

Capital Transactions:
Proceeds from shares issued	2,500	15,470,000
Distributions reinvested	731,176	350,590
Cost of shares redeemed	(479,977)	—

Change in net assets resulting from capital transactions	253,699	15,820,590

Net increase in net assets	1,885,176	16,777,953

Net Assets
Beginning of period	16,777,953	—

End of period	$18,663,129	$16,777,953

Undistributed net investment income	$421,659	$89,411

Share Transactions:
Issued	235	1,545,405
Reinvested	67,229	33,664
Redeemed	(42,927)	—

Change in shares resulting from capital transactions	24,537	1,579,069

(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.

See notes to financial statements.

60

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

RBC BlueBay Absolute Return Fund
For the Period Ended September 30, 2013(a)
From Investment Activities:
Operations:
Net investment income	$3,385,654
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(1,075,155)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	1,958,347

Change in net assets resulting from operations	4,268,846

Distributions to Class I Shareholders:
From net investment income	(413,992)
From net realized gains	(5,959)
Return of capital	(2,211,409)

Change in net assets resulting from shareholder distributions	(2,631,360)

Capital Transactions:
Proceeds from shares issued	659,568,220
Distributions reinvested	111,739
Cost of shares redeemed	(152,446,729)

Change in net assets resulting from capital transactions	507,233,230

Net increase in net assets	508,870,716

Net Assets:
Beginning of period	—

End of period	$508,870,716

Undistributed net investment income	$1,236,271

Share Transactions:
Issued	65,198,790
Reinvested	11,016
Redeemed	(15,052,360)

Change in shares resulting from capital transactions	50,157,446

(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.

See notes to financial statements.

61

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Per Share Operating Performance:
Net asset value, beginning of period	$10.88	$10.00

Net investment income(b)	0.30	0.24
Realized and unrealized gains (losses)	(0.78)	0.91

Total from investment activities	(0.48)	1.15

Distributions:
Net investment income	(0.11)	(0.27)
Realized gains	(0.18)	—
Return of capital	(0.19)	—

Total distributions	(0.48)	(0.27)

Net asset value, end of period	$9.92	$10.88

Total Return:(c)	(4.70)%	11.60	%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	2.79%	2.76	%(e)
Ratio of Expenses to Average Net Assets*	1.10%	1.59	%(e)

Net assets, end of period (in thousands)	$185,882	$122,097
Portfolio turnover	203%	110%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

62

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Per Share Operating Performance:
Net asset value, beginning of period	$10.91	$10.00

Net investment income(b)	0.43	0.37
Realized and unrealized gains (losses)	(0.60)	0.91

Total from investment activities	(0.17)	1.28

Distributions:
Net investment income	(0.44)	(0.37)
Realized gains	(0.62)	—

Total distributions	(1.06)	(0.37)

Net asset value, end of period	$9.68	$10.91

Total Return:(c)	(1.98)%	13.06	%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.15%	1.15	%(e)
Ratio of Net Investment Income to Average Net Assets	4.18%	4.24	%(e)
Ratio of Expenses to Average Net Assets*	1.96%	3.10	%(e)

Net assets, end of period (in thousands)	$18,927	$17,623
Portfolio turnover	182%	151%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

63

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Per Share Operating Performance:
Net asset value, beginning of period	$10.76	$10.00

Net investment income(b)	0.60	0.53
Realized and unrealized gains (losses)	(0.02)	0.76

Total from investment activities	0.58	1.29

Distributions:
Net investment income	(0.60)	(0.53)
Realized gains	(0.39)	—

Total distributions	(0.99)	(0.53)

Net asset value, end of period	$10.35	$10.76

Total Return:(c)	5.54%	13.16	%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95%	0.95	%(e)
Ratio of Net Investment Income to Average Net Assets	5.64%	6.15	%(e)
Ratio of Expenses to Average Net Assets*	1.52%	2.40	%(e)

Net assets, end of period (in thousands)	$29,519	$22,624
Portfolio turnover	117%	87%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

64

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Convertible Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012(a)
Per Share Operating Performance:
Net asset value, beginning of period	$10.63	$10.00

Net investment income(b)	0.24	0.22
Realized and unrealized gains (losses)	1.23	0.64

Total from investment activities	1.47	0.86

Distributions:
Net investment income	(0.24)	(0.23)
Realized gains	(0.22)	—

Total distributions	(0.46)	(0.23)

Net asset value, end of period	$11.64	$10.63

Total Return:(c)	14.20%	8.65	%(d)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	1.00%	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	2.18%	2.56	%(e)
Ratio of Expenses to Average Net Assets*	1.77%	2.89	%(e)

Net assets, end of period (in thousands)	$18,663	$16,778
Portfolio turnover	91%	25%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to September 30, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(d)	Not Annualized.
(e)	Annualized.

See notes to financial statements.

65

FINANCIAL HIGHLIGHTS

RBC BlueBay Absolute Return Fund

(Selected data for a share outstanding throughout the period indicated)

	For the Period Ended September 30, 2013(a)
Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Net investment income(b)	0.11
Realized and unrealized gains (losses)	0.12

Total from investment activities	0.23

Distributions:
Net investment income	(0.02)
Realized gains	—	(c)
Return of capital	(0.06)

Total distributions	(0.08)

Net asset value, end of period	$10.15

Total Return:(d)	2.31	%(e)

Ratios to Average Net Assets:
Ratio of Net Expenses to Average Net Assets	0.95	%(f)
Ratio of Net Investment Income to Average Net Assets	1.27	%(f)
Ratio of Expenses to Average Net Assets*	0.97	%(f)

Net assets, end of period (in thousands)	$508,871
Portfolio turnover	338%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2012 (commencement of operations) to September 30, 2013.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Less than $0.01 or $(0.01) per share.
(d)	Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.
(e)	Not Annualized.
(f)	Annualized.

See notes to financial statements.

66

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 14 portfolios. This annual report includes the following five investment portfolios (“Funds”):

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

The Funds offer Class I shares. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge (“CDSC”).

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) (“Co-Administrator”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and such security will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing

67

NOTES TO FINANCIAL STATEMENTS

techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue. Short-term debt obligations with less then 60 days to maturity at the time of purchase are valued at amortized cost unless Fund management determines that amortized cost no longer approximates fair market value.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default

68

NOTES TO FINANCIAL STATEMENTS

rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

— Level1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

— Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment speeds, etc.

— Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

69

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Select Bond Fund Assets:
Investments in Securities(a)
Corporate Bonds	$—	$14,092,251	$—	$14,092,251
Foreign Government Bonds	—	134,818,608	—	134,818,608
Investment Company	31,032,769	—	—	31,032,769
Other Financial Instruments*
Interest rate contracts:
Interest rate swaps	—	12,572	—	12,572
Foreign currency exchange contracts - forward contracts	—	963,678	—	963,678
Credit contracts:
Total return swaps	—	1,865,820	—	1,865,820

Total Assets	$31,032,769	$151,752,929	$—	$182,785,698

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(23,484)	$—	$—	$(23,484)
Interest rate swaps	—	(890,538)	—	(890,538)
Foreign currency exchange contracts - forward contracts	—	(536,309)	—	(536,309)

Total Liabilities	$(23,484)	$(1,426,847)	$—	$(1,450,331)

Emerging Market Corporate Bond Fund Assets:
Investments in Securities(a)
Corporate Bonds	$—	$16,929,050	$—	$16,929,050
Foreign Government Bonds	—	200,139	—	200,139
Investment Company	2,132,510	—	—	2,132,510
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	19,170	—	19,170
Interest rate contracts:
Financial futures contracts	15,346	—	—	15,346
Purchased options	15,141	—	—	15,141
Foreign currency exchange contracts - forward contracts	—	34	—	34

Total Assets	$2,162,997	$17,148,393	$—	$19,311,390

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(3,667)	$—	$(3,667)
Interest rate contracts:
Written options	(422)	—	—	(422)

Total Liabilities	$(422)	$(3,667)	$—	$(4,089)

70

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global High Yield Bond Fund Assets:
Investments in Securities(a)
Bank Loans	$—	$2,268,915	$—	$2,268,915
Corporate Bonds	—	24,917,758	—	24,917,758
Common Stocks	100,837	50,463	—	151,300
Investment Company	384,972	—	—	384,972
Preferred Stock	—	110,757	—	110,757
Other Financial Instruments*
Credit contracts:
Credit default swaps	—	97,622	—	97,622
Foreign currency exchange contracts - forward contracts	—	500	—	500

Total Assets	$485,809	$27,446,015	$—	$27,931,824

Liabilities:
Other Financial Instruments*
Credit contracts:
Credit default swaps	$—	$(68,855)	$—	$(68,855)
Interest rate contracts:
Financial futures contracts	(15,547)	—	—	(15,547)
Foreign currency exchange contracts - forward contracts	—	(265,445)	—	(265,445)

Total Liabilities	$(15,547)	$(334,300)	$—	$(349,847)

Global Convertible Bond Fund Assets:
Investments in Securities(a)
Corporate Bonds	$—	$17,976,891	$—	$17,976,891
Investment Company	443,640	—	—	443,640
Preferred Stock	—	310,073	—	310,073
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	6,541	—	6,541

Total Assets	$443,640	$18,293,505	$—	$18,737,145

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(131,589)	$—	$(131,589)

Total Liabilities	$—	$(131,589)	$—	$(131,589)

71

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Absolute Return Fund Assets:
Investments in Securities(a)
Corporate Bonds	$—	$154,673,839	$—	$154,673,839
Foreign Government Bonds	—	140,963,713	—	140,963,713
Investment Company	217,130,595	—	—	217,130,595
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	159,809	—	—	159,809
Interest rate swaps	—	294,498	—	294,498
Foreign currency exchange contracts - forward contracts	—	31,489	—	31,489
Foreign currency exchange contracts - Purchased options	73,875	—	—	73,875
Credit contracts:
Credit default swaps	—	3,147,449	—	3,147,449

Total Assets	$217,364,279	$299,110,988	$—	$516,475,267

Liabilities:
Other Financial Instruments*
Interest rate contracts:
Financial futures contracts	$(1,555,871)	$—	$—	$(1,555,871)
Interest rate swaps	—	(1,233,640)	—	(1,233,640)
Credit contracts:
Credit default swaps	—	(2,378,438)	—	(2,378,438)
Foreign currency exchange contracts - forward contracts	—	(5,296,679)	—	(5,296,679)

Total Liabilities	$(1,555,871)	$(8,908,757)	$—	$(10,464,628)

(a) The breakdown of the Fund’s investments by country is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at value.

During the period ended September 30, 2013, the Funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

In June 2013, the FASB issued Accounting Standards Update No. 2013-8 “Investment Companies: Amendments to the Scope Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at

72

NOTES TO FINANCIAL STATEMENTS

fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to US Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Financial Instruments:

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended September 30, 2013, the total in-kind payments received by the Global High Yield Bond Fund with respect to PIKs constituted less then 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options

73

NOTES TO FINANCIAL STATEMENTS

obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is included in the cash at brokers for futures contracts shown on the Statement of Assets and Liabilities at September 30, 2013.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Emerging Market Corporate Bond Fund and Absolute Return Fund had outstanding options as of September 30, 2013.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the

74

NOTES TO FINANCIAL STATEMENTS

premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain on the contract (as writer).

A summary of the Emerging Market Select Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2012	—	$—
Options written	1,010	7,424
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(1,010)	(7,424)

Contracts outstanding at September 30, 2013	—	$—

A summary of the Emerging Market Corporate Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2012	—	$—
Options written	286	27,657
Options terminated in closing purchase transactions	(283)	(27,469)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at September 30, 2013	3	$188

75

NOTES TO FINANCIAL STATEMENTS

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at September 30, 2012	—	$—
Options written	11	12,386
Options terminated in closing purchase transactions	(3)	(5,610)
Options exercised	—	—
Options expired	(8)	(6,776)

Contracts outstanding at September 30, 2013	—	$—

Forward Foreign Currency Exchange Contracts

The Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements.

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit

76

NOTES TO FINANCIAL STATEMENTS

default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the caption “Interest Rate Swaps”, “Credit Default Swaps” and “Total Return Swaps”.

77

NOTES TO FINANCIAL STATEMENTS

Fair Values of Derivative Instruments as of September 30, 2013 are as follows(1):

Fair Values of Derivative Financial Instruments as of September 30, 2013
Statement of Assets and Liabilities Location
Asset Derivatives
	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit contracts:
Credit default swaps at value	$ —	$ 19,170	$ 97,622	$ —	$3,147,449
Total return swaps at value	1,865,820	—	—	—	—
Foreign currency exchange contracts:
Investments, at value (put options purchased)	—	—	—	—	73,875
Unrealized	963,678	34	500	6,541	31,489
appreciation on forward foreign currency exchange contracts
Interest rate contracts:
Investments, at value (put options purchased)	—	15,141	—	—	—
Unrealized appreciation on futures contracts	—	15,346	—	—	159,809
Unrealized appreciation on interest rate swaps contracts	12,572	—	—	—	294,498

Total	$2,842,070	$ 49,691	$ 98,122	$ 6,541	$3,707,120

78

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Credit contracts:
Credit default swaps at value	$ —	$ —	$68,855	$—	$2,378,438
Foreign currency exchange contracts:
Unrealized depreciation on forward foreign currency exchange contracts	536,309	3,667	265,445	131,589	5,296,679
Interest rate contracts:
Written options, at value	—	422	—	—	—
Unrealized depreciation on futures contracts	23,484	—	15,547	—	1,555,871
Unrealized depreciation on interest rate swaps contracts	890,538	—	—	—	1,233,640

Total	$1,450,331	$ 4,089	$349,847	$131,589	$10,464,628

The effect of Derivative Instruments on the Statement of Operations during the period ended September 30, 2013 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Net realized Gain (Loss) From:
Commodity Risk:
Written options	$ —	$ —	$910	$—	$—
Purchased options(2)	—	—	(4,260)	—	—
Credit Risk:
Credit default swaps	—	1,680	(45,744)	—	495,695
Equity Risk:
Written options	—	4,315	6,776	56,702	—
Purchased options(2)	—	(9,660)	(49,196)	(121,298)	—
Interest Rate Risk:
Financial futures contracts	(94,348)	(62,213)	(17,768)	—	583,343
Interest rate swaps	78,676	—	—	—	—
Written options	—	(1,282)	—	—	—
Purchased options(2)	—	2,349	—	—	—
Foreign currency exchange risk:
Forward foreign currency exchange contracts(3)	(2,366,600)	(11,965)	(192,909)	207,792	(1,566,805)
Written options	7,423	—	—	—	—
Purchased options(2)	(6,211)	—	—	—	(161,743)

	$(2,381,060)	$(76,776)	$(302,191)	$143,196	$(649,510)

79

NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Net Change in Unrealized Appreciation/Depreciation From:
Credit Risk:
Credit default swaps	$—	$ 4,591	$(9,643)	$—	$930,376
Interest Rate Risk:
Financial futures contracts	9,110	15,346	(15,547)	—	(1,396,062)
Interest rate swaps	(876,943)	—	—	—	(939,142)
Put options purchased(4)	—	7,719	—	—	—
Written options	—	(234)	—	—	—
Total return swaps	(294,962)	—	—	—	—
Foreign currency exchange risk:
Forward foreign currency exchange contracts(5)	577,035	(3,633)	(65,848)	(60,188)	(5,265,190)

	$(585,760)	$ 23,789	$(91,038)	$(60,188)	$(6,670,018)

(1) For open derivative instruments as of September 30, 2013, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts and interest rate contracts.

(2) Included in net realized gains/(losses) on investment transactions on Statement of Operations.

(3) Included in net realized gains/(losses) on foreign currency transactions on Statement of Operations.

(4) Included in net change in unrealized appreciation/(depreciation) on investments on Statement of Operations.

(5) Included in net change in unrealized appreciation/(depreciation) on foreign currency on Statement of Operations.

For the period ended September 30, 2013, the average volume of derivative activities are as follows:

	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund
Futures short position (contracts)	32	6	4	—	506
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$45,463,274	$374,298	$8,059,043	$5,561,896	$130,540,742
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	79,663,168	122,725	440,042	107,715	27,393,265
Purchased options (Cost $)	1,553	1,856	6,620	—	43,030
Written Options (Premium received $)	1,856	47	—	—	—
Interest rate swaps (Notional Amount in U.S. Dollars)	21,211,614	—	—	—	32,094,306
Credit default swaps (Notional Amount in U.S. Dollars)	—	175,000	1,059,808	—	131,303,346
Total return swaps (Notional Amount in U.S. Dollars)	1,515,636	—	—	—	—

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

Offering Costs:

Upon commencement of operations, offering costs associated with the establishment of the Funds were incurred by the Funds. Offering costs are amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

For the period ended September 30, 2013, permanent differences and reclassification amounts due to non-deductible organizational costs and swap, currency and hybrid reclasses were as follows:

	Increase/(Decrease) Paid in Capital	Increase/(Decrease) Accumulated Net Investment Income	Increase/(Decrease) Accumulated Realized Gain/(Loss)
Emerging Market Select Bond Fund	$(15,913)	$(3,739,832)	$3,755,745
Emerging Market Corporate Bond Fund	(15,913)	(72,777)	88,690
Global High Yield Bond Fund	(15,913)	(74,581)	90,494
Global Convertible Bond Fund	(15,914)	323,659	(307,745)
Absolute Return Fund	(76,319)	(1,735,391)	1,811,710

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Select Bond Fund	0.80%
Emerging Market Corporate Bond Fund	0.95%
Global High Yield Bond Fund	0.75%
Global Convertible Bond Fund	0.80%
Absolute Return Fund	0.75%

81

NOTES TO FINANCIAL STATEMENTS

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Funds to the following levels.

Annual Rate
Emerging Market Select Bond Fund	1.00%
Emerging Market Corporate Bond Fund	1.15%
Global High Yield Bond Fund	0.95%
Global Convertible Bond Fund	1.00%
Absolute Return Fund	00.95%

This expense limitation agreement is in place until January 31, 2015 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 3 years from the end of the fiscal year in which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At September 30, 2013, the amounts subject to possible recoupment under the expense limitation agreement are $469,114, $434,926, $442,901, $413,006 and $63,170 for the Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund and Absolute Return Fund, respectively.

The Funds are sub-advised by BlueBay, which is a wholly-owned subsidiary of Royal Bank of Canada, which is a parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $32,500 ($35,000 effective October 1, 2013). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,500 for each in-person Board meeting attended, a meeting fee of $1,000 ($1,500 effective October 1, 2013) for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

82

NOTES TO FINANCIAL STATEMENTS

4. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2013 for all funds except Absolute Return Fund, which is for the period from November 30, 2012 (commencement of operations) to September 30, 2013, were as follows:

	Purchases	Sales
Emerging Market Select Bond Fund	$339,006,447	$259,178,184
Emerging Market Corporate Bond Fund	32,170,732	30,562,038
Global High Yield Bond Fund	36,333,146	29,262,465
Global Convertible Bond Fund	15,734,040	15,954,858
Absolute Return Fund	744,650,771	457,106,908

5. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2012 and 2013 for all Funds, except Absolute Return Fund, which is the tax year ended September 30, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the period ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

As of September 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Market Select Bond Fund	$187,040,186	$1,250,972	$(8,347,530)	$(7,096,558)
Emerging Market Corporate Bond Fund	19,822,180	156,329	(701,669)	(545,340)
Global High Yield Bond Fund	27,631,606	743,885	(541,789)	202,096
Global Convertible Bond Fund	17,533,062	1,684,962	(487,420)	1,197,542
Absolute Return Fund	504,400,486	9,333,155	(891,619)	8,441,536

The tax character of distributions during the period ended September 30, 2013 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid*
Emerging Market Select Bond Fund	$3,720,245	$10,846	$3,731,091	$3,527,048	$7,258,139
Emerging Market Corporate Bond Fund	1,744,474	29,397	1,773,871	—	1,773,871
Global High Yield Bond Fund	2,510,719	9,173	2,519,892	—	2,519,892
Global Convertible Bond Fund	731,496	—	731,496	—	731,496
Absolute Return Fund	31,099	—	31,099	2,211,409	2,242,508

83

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the period ended September 30, 2012 were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid*
Emerging Market Select Bond Fund	$1,359,107	$1,359,107
Emerging Market Corporate Bond Fund	582,599	582,599
Global High Yield Bond Fund	1,081,674	1,081,674
Global Convertible Bond Fund	350,590	350,590

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of September 30, 2013, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Gain	Accumulated Earnings	Distributions Payable	Accumulated Capital Loss Carryforwards	Deferred Qualified Late-Year Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Losses)
Emerging Market Select Bond Fund	$ —	$ —	$ —	$(100,914)	$ —	$(3,880,148)	$(7,993,167)	$(11,974,229)
Emerging Market Corporate Bond Fund	—	14,849	14,849	(1,760)	—	(82,617)	(548,528)	(618,056)
Global High Yield Bond Fund	—	324,167	324,167	(736)	—	—	232,995	556,426
Global Convertible Bond Fund	641,231	874,556	1,515,787	(2)	—	—	1,168,610	2,684,395
Absolute Return Fund	—	—	—	(388,852)	(766,493)	(3,640,067)	8,720,626	3,925,214

As of September 30, 2013, the Absolute Return Fund had a short-term capital loss carryforward of $296,218 and a long-term capital loss carryforward of $470,275 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Market Select Bond Fund deferred long-term qualified late-year capital losses of $14,048, the Emerging Market Select Bond Fund and Emerging Market Corporate Bond Fund deferred short-term qualified late-year capital losses of $3,866,100 and $82,617, respectively, and Absolute Return Fund deferred qualified late-year ordinary losses of $3,640,067 which will be treated as arising on the first business day of the fiscal year ending September 30, 2014.

6. Market Timing

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statement of Changes in Net Assets.

During the period ended September 30, 2013, redemption fees were collected by the Emerging Market Select Bond Fund in the amount of $4,293, there were no redemption fees collected by the other Funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statement of Changes in Net Assets.

84

NOTES TO FINANCIAL STATEMENTS

7. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of September 30, 2013, Global High Yield Bond had no outstanding bridge loan commitments. In connection with these commitments, Global High Yield Bond earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

8. Line of Credit

Each Fund, except Absolute Return Fund, is a participant in a single committed, unsecured $4,000,000 line of credit with Bank of New York Mellon, the Funds’ custodian, to be used only to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. Interest is charged on borrowings made under this line of credit at the higher of (a) the Federal Funds Effective Rate plus 1.25% per annum, and (b) the Overnight Eurodollar Rate plus 1.25% per annum. A commitment fee of 0.12% per annum of the available line of credit is charged, of which each Fund, except Absolute Return Fund, shall pay its pro rata share based on the ratio of its individual net assets to the aggregate net assets of the Funds, except Absolute Return Fund, at the time the fee is due and payable. Accrued and unpaid commitment fees shall be payable on the last business day of each calendar quarter. An upfront fee equal to 0.02% of the commitment amount was paid by the Funds, except Absolute Return Fund, upon the effectiveness of the line of credit. Since each of the Funds, except Absolute Return Fund, participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $4,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2013. During the period ended September 30, 2013, the Funds did not utilize this line of credit.

9. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except the following:

On September 24, 2013, the Board approved the establishment of a new class of shares for Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund and Absolute Return Fund. The new class of shares, designated Class A shares, shall become effective on November 27, 2013.

On September 24, 2013, the Board also appointed BlueBay Asset Management USA LLC to serve as a sub-advisor for Global High Yield Bond Fund and Absolute Return Fund, effective November 27, 2013. BlueBay Asset Management USA LLC is a wholly-owned subsidiary of Royal Bank of Canada, which is parent company of the Advisor.

85

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of RBC Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund, RBC BlueBay Global Convertible Bond Fund and RBC BlueBay Absolute Return Fund (the “Funds”), five of the portfolios constituting the RBC Funds Trust (the “Trust”), as of September 30, 2013, and the related statements of operations, the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the Funds’ custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of RBC Funds Trust referred to above, as of September 30, 2013, the results of their operations, the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

November 26, 2013

86

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The following Funds report a portion of the income dividends distributed during the period ended September 30, 2013, as qualified interest income as defined in the Internal Revenue Code:

Qualified Interest Income
Emerging Market Select Bond Fund	0.04%
Emerging Market Corporate Bond Fund	1.76%
Global High Yield Bond Fund	67.56%
Global Convertible Bond Fund	20.42%
Absolute Return Fund	30.93%

The following Funds report a portion of the income dividends distributed during the period ended September 30, 2013, as qualified short term gains:

Qualified Short-term Gains
Emerging Market Select Bond Fund	100.00%
Emerging Market Corporate Bond Fund	100.00%
Global High Yield Bond Fund	100.00%
Global Convertible Bond Fund	100.00%

All reportings are based on financial information available as of the date of this annual report and, accordingly, are subject to change. It is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

87

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

T. Geron Bell (72)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Chairman of the Executive Board of the Minnesota Twins (2011 to present); prior thereto President of Twins Sports, Inc. (parent company of the Minnesota Twins) (2002-2011); President of the Minnesota Twins Baseball Club Incorporated (1987-2002)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Lucy Hancock Bode (62)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Healthcare consultant (self-employed) (1986 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: BioSignia

Leslie H. Garner Jr. (63)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and CEO, The Greater Cedar Rapids Community Foundation (2010 to present); previously, President, Cornell College (1994 to 2010)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Ronald James (62)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, Center for Ethical Business Cultures (2000 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Best Buy Co. Inc.; Bremer Financial Corporation

John A. MacDonald (64)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Vice President and Treasurer, Hall Family Foundation (1988 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

H. David Rybolt (71)

Position, Term of Office and Length of Time Served with the Trust: Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Consultant, HDR Associates (management consulting) (1985 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

88

MANAGEMENT (Unaudited)

Independent Trustees(1)(2)

James R. Seward (61)

Position, Term of Office and Length of Time Served with the Trust: Chairman of the Board and Trustee since January 2004

Principal Occupation(s) During Past 5 Years: Private investor (2000 to present); CFA (1987 to present)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: Syntroleum Corporation; Brookdale Senior Living Inc.

William B. Taylor (68)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2005

Principal Occupation(s) During Past 5 Years: Consultant (2003 to present); previously Partner, Ernst & Young LLP (1982 to 2003)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: William Henry Insurance, LLC; Kansas City Symphony; University of Kansas Medical Center Research Institute

Interested Trustees(1)(2)(3)

Kathleen A. Gorman (49)(5)

Position, Term of Office and Length of Time Served with the Trust: Trustee since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Number of Portfolios in Fund Complex Overseen by Trustee: 14

Other Director/Trustee Positions Held by Trustee During Past 5 Years: None

Executive Officers(1)(3)(4)

Kathleen A. Gorman (49)

Position, Term of Office and Length of Time Served with the Trust: President and Chief Executive Officer since September 2012

Principal Occupation(s) During Past 5 Years: President and Chief Executive Officer, RBC Funds (2012 to present); Chief Compliance Officer, RBC Funds (2006 to 2012); Director of Regulatory Administration, RBC Global Asset Management (U.S.) Inc. (2007 to 2012); Chief Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

James A. Gallo (49)

Address: BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA 19406

Position, Term of Office and Length of Time Served with the Trust: Treasurer since October 2007

Principal Occupation(s) During Past 5 Years: Senior Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (2002 to present)

89

MANAGEMENT (Unaudited)

Executive Officers(1)(3)(4)

Kathleen A. Hegna (46)

Position, Term of Office and Length of Time Served with the Trust: Chief Financial Officer and Principal Accounting Officer since May 2009

Principal Occupation(s) During Past 5 Years: Associate Vice President and Director, Mutual Fund Accounting and Administration, RBC Global Asset Management (U.S.) Inc. (2009 to present); Senior Compliance Officer, RBC Global Asset Management (U.S.) Inc. (2006-2009)

Christina M Moore (45)

Position, Term of Office and Length of Time Served with the Trust: Chief Compliance Officer since December 2012 and Assistant Secretary since March 2013

Principal Occupation(s) During Past 5 Years: Chief Compliance Officer, RBC Funds (2012 to present); Senior Compliance Officer, RBC Funds (March 2012 to December 2012); Compliance Manager, Minnesota Life Insurance Company (2006-2012)

Lee Thoresen (42)

Position, Term of Office and Length of Time Served with the Trust: Chief Legal Officer and Secretary since March 2008

Principal Occupation(s) During Past 5 Years: Senior Associate General Counsel, RBC Capital Markets, LLC (2006-present)

(1)	Except as otherwise noted, the address of each Trustee/Officer is RBC Funds Trust, 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2)	All Trustees must retire on or before December 31 of the year in which they reach age 75. The Board may temporarily waive this requirement when necessary to avoid depriving the Board of a Trustee with critical skills.
(3)	On December 31, 2009, Voyageur Asset Management Inc. changed its name to RBC Global Asset Management (U.S.) Inc. Any references to RBC Global Asset Management (U.S.) Inc. for prior periods are deemed to be references to the prior entity.
(4)	Each officer serves in such capacity for an indefinite period of time until his or her removal, resignation or retirement.
(5)	Kathleen A. Gorman has been determined to be an interested Trustee by virtue of her position with the Advisor.

The Funds’ Statement of Additional Information includes information about the Funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll free: 1-800-422-2766.

90

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class I shares.

Class I

This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

91

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period* 4/1/13-9/30/13	Annualized Expense Ratio During Period 4/1/13-9/30/13
Emerging Market Select Bond Fund	Class I	$1,000.00	$939.10	$4.86	1.00%

Emerging Market Corporate Bond Fund	Class I	1,000.00	940.60	5.59	1.15%

Global High Yield Bond Fund	Class I	1,000.00	1,001.30	4.77	0.95%

Global Convertible Bond Fund	Class I	1,000.00	1,055.20	5.15	1.00%

Absolute Return Fund	Class I	1,000.00	1,017.40	4.80	0.95%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/2013	Ending Account Value 9/30/2013	Expenses Paid During Period* 4/1/13-9/30/13	Annualized Expense Ratio During Period 4/1/13-9/30/13
Emerging Market Select Bond Fund	Class I	$1,000.00	$1,020.05	$5.06	1.00%

Emerging Market Corporate Bond Fund	Class I	1,000.00	1,019.30	5.82	1.15%

Global High Yield Bond Fund	Class I	1,000.00	1,020.31	4.81	0.95%

Global Convertible Bond Fund	Class I	1,000.00	1,020.05	5.06	1.00%

Absolute Return Fund	Class I	1,000.00	1,020.31	4.81	0.95%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

92

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2013, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and BlueBay Asset Management LLP (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the advisory services performed by the Advisor and Sub-Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Funds, and the Funds’ performance and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a meeting held specifically to consider the proposed renewals. In connection with their deliberations, the independent Trustees were advised by their own independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor and Sub-Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board.

In considering the nature and quality of services provided to the Funds, the Trustees discussed the strong research, credit, and fundamental analysis capabilities and specialized expertise in the area of emerging market debt instruments and absolute return strategies. The Trustees also considered the extensive portfolio management experience of the Sub-Advisor’s staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating the investment management and related operations of the Funds. The Trustees noted that the Emerging Market Select Bond Fund one-year performance was in the bottom quintile, but acknowledged that the performance was attributable to the defensive positioning of the portfolio based on the Sub-Advisor’s generally negative macro view regarding relevant economies/markets. The Trustees noted that the other Funds’ performance was more favorable, but also reflected the Sub-Advisor’s defensive posture. Assessment of the Absolute Return Fund’s performance was impractical due to the fact that it was new with a very short track record. The Trustees indicated that they continue to have confidence in the portfolio management teams of the Advisor and Sub-Advisor and continue to be satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

The Trustees reviewed the investment advisory fees payable to the Advisor and subadvisory fees payable to the Sub-Advisor and reviewed comparative fee and expense information for similarly situated funds. The Trustees evaluated profitability data for the Advisor and Sub-Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits as well as the Advisor’s role as co-administrator of the Funds and the fees paid by the Funds for such services. The Trustees discussed the pricing strategy for the Funds and noted that the Sub-Advisor is a premium provider of investment management services and the management fees are based on the high quality of services provided to the Funds. In contrast, the Absolute Return Fund fee structure was below median for advisory fees and total expenses. The Trustees also considered the Advisor’s contractual agreement to subsidize fund expenses at competitive levels through expense limitation agreements and viewed such commitments favorably. Based upon their review, the Trustees determined that the advisory fees proposed to be payable to the Advisor and Sub-Advisor were fair and reasonable.

93

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Based upon their review, the Trustees determined that the nature and quality of the services provided by both the Advisor and Sub-Advisor were of a high quality and it is in the interests of the Funds and their shareholders for the Trustees to approve the Agreements and expense limitation arrangements for each Fund. In arriving at their collective decision to approve the renewal of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2013.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management, Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB AR 09-13

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that William B. Taylor is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $468,700 for 2013 and $455,450 for 2012.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2012.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $53,550 for 2013 and $52,500 for 2012.

Tax fees for both years relate to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee is $0 and $0, respectively.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are
$0 for 2013 and $0 for 2012.

(e) (1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee (“Committee”) will review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Trust employ the Funds’ auditor to render “permissible non-audit services” to the Funds. A “permissible non-audit service” is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation. The Committee will also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an “Adviser-affiliated service provider”), employ the Funds’ auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor’s independence. (See also “Delegation” below.)

Pre-approval by the Committee of non-audit services is not required so long as:

(1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided; or

(B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

(2) such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

(3) such services are promptly brought to the attention of the Committee and approved by the Committee or its delegate or delegates, as defined below, prior to the completion of the audit.

(c)         Delegation

The Committee may delegate to one or more of its members and/or to officers of the Trust the authority to pre-approve the auditor’s provision of audit services or permissible non-audit services to the Funds up to a predetermined amount. Any pre-approval determination made by a delegate will be presented to the full Committee at its next meeting. The Committee will communicate any pre-approval made by a delegate to the Trust’s fund accounting agent, which will ensure that the appropriate disclosure is made in the Funds’ periodic reports and other documents as required under the Federal securities laws.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $115,980 for 2013 and $71,800 for 2012.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment              Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated              Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	11/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	11/26/13

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date	11/26/13

*	Print the name and title of each signing officer under his or her signature.